As filed with the Securities and Exchange Commission on August 26, 2015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2016

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

DoubleLine Total Return Bond Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount $ /Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.0%
50,000,000	CAN Capital Funding LLC, Series 2012-1A-B1	3.12%	^	04/15/2020	49,880,000
35,000,000	Commonbond Student Loan Trust, Series 2015-A-A1	3.20%	^	06/25/2032	35,059,885
54,363,750	DB Master Finance LLC, Series 2015-1A-A2I	3.26%	^	02/20/2045	54,587,103
37,406,250	DB Master Finance LLC, Series 2015-1A-A2II	3.98%	^	02/20/2045	37,280,902
114,000,000	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^ ¥	10/15/2019	114,570,000
75,000,000	ECAF Ltd., Series 2015-1A-A2	4.95%	^	06/15/2040	74,940,000
46,500,000	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%		07/15/2021	46,541,850
29,300,000	Nelnet Student Loan Trust, Series 2007-2A-B1	1.42%	# ^	09/25/2035	27,738,457
30,000,000	Progreso Receivables Funding LLC, Series 2013-A-A	4.00%	^	07/09/2018	30,003,000

Total Asset Backed Obligations (Cost $470,585,625)					470,601,197

Collateralized Loan Obligations - 4.8%
20,000,000	Adams Mill Ltd., Series 2014-1A-A1	1.76%	# ^	07/15/2026	20,019,922
10,000,000	Adams Mill Ltd., Series 2014-1A-C1	3.28%	# ^	07/15/2026	9,965,413
18,385,484	AIMCO, Series 2006-AA-A1	0.53%	# ^	08/20/2020	18,343,140
20,000,000	ALM Loan Funding, Series 2012-7A-A1	1.70%	# ^	10/19/2024	19,973,426
3,500,000	Anchorage Capital Ltd., Series 2014-4A-A1A	1.73%	# ^	07/28/2026	3,497,185
1,500,000	Apidos Ltd., Series 2006-4A-C	1.03%	# ^	10/27/2018	1,482,667
1,500,000	Apidos Ltd., Series 2006-4A-D	1.78%	# ^	10/27/2018	1,490,664
20,719,253	Apidos Ltd., Series 2007-5A-A18	0.51%	# ^	04/15/2021	20,556,074
43,900,000	Apidos Ltd., Series 2013-16A-A1	1.73%	# ^	01/19/2025	43,873,800
5,500,000	Apidos Ltd., Series 2014-18A-B	3.08%	# ^	07/22/2026	5,490,232
25,000,000	Apidos Ltd., Series 2014-19A-A1	1.77%	# ^	10/17/2026	24,945,232
23,000,000	Apidos Ltd., Series 2015-20A-A1	1.77%	# ^	01/16/2027	23,028,198
6,435,725	ARES Ltd., Series 2007-12A-A	0.91%	# ^	11/25/2020	6,374,449
25,000,000	ARES Ltd., Series 2013-1A-B	2.03%	# ^	04/15/2025	24,809,767
6,500,000	ARES Ltd., Series 2013-1A-D	4.03%	# ^	04/15/2025	6,423,774
4,547,577	ARES Ltd., Series 2014-30A-A2	1.13%	# ^	04/20/2023	4,527,249
45,125,753	Atrium Corporation, Series 5A-A2A	0.50%	# ^	07/20/2020	44,856,542
3,950,000	Avery Point Ltd., Series 2013-2A-D	3.72%	# ^	07/17/2025	3,826,404
5,000,000	Avery Point Ltd., Series 2014-1A-A	1.80%	# ^	04/25/2026	5,006,616
4,250,000	Avery Point Ltd., Series 2014-1A-D	3.78%	# ^	04/25/2026	4,076,131
12,132,827	Babson Ltd., Series 2005-3A-A	0.53%	# ^	11/10/2019	12,121,587
4,500,000	Babson Ltd., Series 2014-3A-D2	4.58%	# ^	01/15/2026	4,517,893
4,750,000	Babson Ltd., Series 2014-IIA-C	3.17%	# ^	10/17/2026	4,702,913
3,750,000	Babson Ltd., Series 2014-IIA-D	3.87%	# ^	10/17/2026	3,650,335
5,000,000	Baker Street Funding Ltd., Series 2005-1A-B	0.74%	# ^	12/15/2018	4,952,678
1,000,000	Ballyrock Ltd., Series 2014-1A-B	3.48%	# ^	10/20/2026	1,003,737
2,000,000	Ballyrock Ltd., Series 2014-1A-C	4.03%	# ^	10/20/2026	1,928,078
5,000,000	Birchwood Park Ltd., Series 2014-1A-C2	3.43%	# ^	07/15/2026	5,015,621
6,500,000	Birchwood Park Ltd., Series 2014-1A-D2	4.48%	# ^	07/15/2026	6,516,206
492,877	Black Diamond Ltd., Series 2005-1A-A1	0.55%	# ^	06/20/2017	492,882
8,358,683	BlackRock Senior Income, Series 2006-4A-A	0.52%	# ^	04/20/2019	8,304,431
4,229,680	BlackRock Senior Income, Series 2007-5A-A3	0.51%	# ^	08/13/2019	4,186,849
25,000,000	BlueMountain Ltd., Series 2012-2A-A1	1.59%	# ^	11/20/2024	25,028,317
19,000,000	BlueMountain Ltd., Series 2012-2A-B1	2.23%	# ^	11/20/2024	19,023,636
16,150,000	BlueMountain Ltd., Series 2012-2A-C	2.92%	# ^	11/20/2024	16,130,144
31,870,000	BlueMountain Ltd., Series 2013-1A-A1	1.47%	# ^	05/15/2025	31,700,225
5,000,000	BlueMountain Ltd., Series 2014-3A-A1	1.76%	# ^	10/15/2026	5,001,770
6,250,000	BlueMountain Ltd., Series 2014-4A-B1	2.68%	# ^	11/30/2026	6,265,211
66,563,002	BMI Trust, Series 2013-1AR-A1R	1.22%	# ^	08/01/2021	66,446,025
782,084	Bridgeport Ltd., Series 2006-1A-A1	0.53%	# ^	07/21/2020	772,348
17,000,000	Brookside Mill Ltd., Series 2013-1A-C1	2.97%	# ^	04/17/2025	16,698,015
19,529,998	Callidus Debt Partners Fund Ltd., Series 2007-6A-A1T	0.54%	# ^	10/23/2021	19,126,758
9,500,000	Canyon Capital Ltd., Series 2012-1A-B1	2.23%	# ^	01/15/2024	9,467,377
1,000,000	Canyon Capital Ltd., Series 2014-1A-B	2.93%	# ^	04/30/2025	984,143
17,000,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-B	3.43%	# ^	07/27/2026	17,051,134
2,500,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-C2	4.48%	# ^	07/27/2026	2,508,792
1,750,000	Carlyle High Yield Partners Ltd., Series 2006-8A-B	0.66%	# ^	05/21/2021	1,705,454
6,023,080	Carlyle High Yield Partners Ltd., Series 2007-10A-A2A	0.49%	# ^	04/19/2022	5,957,654
8,500,000	Catamaran Ltd., Series 2015-1A1-B	2.46%	# ^	04/22/2027	8,560,551
47,000,000	Catamaran Ltd., Series 2015-1A-A	1.81%	# ^	04/22/2027	47,050,732
5,000,000	Cent Ltd., Series 2005-10A-D	2.04%	# ^	12/15/2017	4,940,697
14,000,692	Cent Ltd., Series 2006-11A-A1	0.54%	# ^	04/25/2019	13,870,608
1,712,890	Cent Ltd., Series 2007-14A-A1	0.52%	# ^	04/15/2021	1,687,433
14,421,261	Cent Ltd., Series 2007-14A-A2A	0.51%	# ^	04/15/2021	14,195,551
6,250,000	Cent Ltd., Series 2014-22A-B	3.48%	# ^	11/07/2026	6,261,788
7,250,000	Cent Ltd., Series 2014-22A-C	4.03%	# ^	11/07/2026	7,013,681
5,000,000	Covenant Credit Partners Ltd., Series 2014-1A-A	1.76%	# ^	07/20/2026	4,991,164
9,554,840	Crown Point Ltd., Series 2012-1A-A1LB	1.78%	# ^	11/21/2022	9,531,431
5,000,000	Dryden Leveraged Loan, Series 2006-11A-C1	1.88%	# ^	04/12/2020	4,886,346
10,000,000	Dryden Senior Loan Fund, Series 2012-25A-B1	2.53%	# ^	01/15/2025	10,018,022
25,000,000	Flagship, Series 2014-8A-A	1.84%	# ^	01/16/2026	25,024,082
18,100,000	Flatiron Ltd., Series 2013-1A-A1	1.67%	# ^	01/17/2026	18,067,071
3,000,000	Flatiron Ltd., Series 2014-1A-B	3.13%	# ^	07/17/2026	2,997,025

6,750,000	Flatiron Ltd., Series 2014-1A-C	3.58%	# ^	07/17/2026	6,413,425
10,000,000	Fortress Credit Ltd., Series 2013-1A-A	1.46%	# ^	01/19/2025	9,846,500
10,000,000	Fortress Credit Ltd., Series 2013-1A-B	2.18%	# ^	01/19/2025	9,837,903
2,000,000	Galaxy Ltd., Series 2013-15A-A	1.53%	# ^	04/15/2025	1,980,845
13,000,000	Galaxy Ltd., Series 2013-15A-B	2.13%	# ^	04/15/2025	12,962,050
13,100,000	Galaxy Ltd., Series 2013-15A-C	2.88%	# ^	04/15/2025	13,010,501
6,125,000	Galaxy Ltd., Series 2013-15A-D	3.68%	# ^	04/15/2025	6,005,698
37,000,000	GLG Ore Hill Ltd., Series 2013-1A-A	1.39%	# ^	07/15/2025	36,412,433
30,000,000	Golden Tree Loan Opportunities Ltd., Series 2014-9A-A	1.79%	# ^	10/29/2026	30,078,036
6,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	3.76%	# ^	04/28/2025	5,992,527
1,750,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D	5.26%	# ^	04/28/2025	1,531,250
5,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D	3.93%	# ^	10/22/2025	4,613,359
30,000,000	Harbourview Ltd., Series 7A-A1	1.88%	# ^	11/18/2026	30,074,553
25,000,000	Hildene Ltd., Series 2014-3A-A	1.88%	# ^	10/20/2026	25,119,153
5,000,000	Hildene Ltd., Series 2015-4A-A1A	1.78%	#	07/23/2027	4,987,450
30,000,000	ICE Global Credit Ltd., Series 2013-1A-A1	2.03%	# ^ ¥	04/20/2024	29,001,000
25,000,000	ICE Global Credit Ltd., Series 2013-1A-B2	2.83%	# ^ ¥	04/20/2024	23,010,000
18,172,065	ING Ltd., Series 2007-5A-A1A	0.51%	# ^	05/01/2022	18,068,316
13,739,973	ING Ltd., Series 2012-1RA-A1R	1.48%	# ^	03/14/2022	13,737,051
10,500,000	ING Ltd., Series 2013-3A-A1	1.88%	#	08/01/2020	10,097,171
3,415,000	ING Ltd., Series 2013-3A-A1	1.73%	# ^	01/18/2026	3,411,163
4,250,000	ING Ltd., Series 2013-3A-B	2.98%	# ^	01/18/2026	4,246,905
15,000,000	Jamestown Ltd., Series 2012-1A-A1	1.71%	# ^	11/05/2024	15,014,876
50,000,000	Jamestown Ltd., Series 2013-3A-A1A	1.73%	# ^	01/15/2026	50,004,140
15,000,000	Jamestown Ltd., Series 2014-4A-A1A	1.78%	# ^	07/15/2026	15,018,692
28,750,000	Jamestown Ltd., Series 2015-6A-A1A	1.86%	# ^	02/20/2027	28,806,017
20,000,000	KVK Ltd., Series 2013-1A-A	1.68%	# ^	04/14/2025	19,964,420
2,976,368	Landmark Ltd., Series 2006-7A-A2L	0.73%	# ^	07/15/2018	2,969,671
9,500,000	Landmark Ltd., Series 2006-8A-C	1.03%	# ^	10/19/2020	9,290,404
3,650,000	LCM LP, Series 11A-D2	4.23%	# ^	04/19/2022	3,659,202
12,600,000	LCM LP, Series 13A-C	3.18%	# ^	01/19/2023	12,616,341
7,825,000	LCM LP, Series 14A-D	3.78%	# ^	07/15/2025	7,707,052
21,000,000	LCM LP, Series 16A-A	1.78%	# ^	07/15/2026	21,008,251
2,750,000	LCM LP, Series 16A-D	3.88%	# ^	07/15/2026	2,677,408
7,500,000	LCM LP, Series 6A-C	1.09%	# ^	05/28/2019	7,325,645
7,250,000	Limerock Ltd., Series 2014-2A-A	1.78%	# ^	04/18/2026	7,274,042
25,000,000	Limerock Ltd., Series 2014-3A-A1	1.76%	# ^	10/20/2026	24,972,225
4,527,150	Madison Park Funding Ltd., Series 2007-4A-A1A	0.50%	# ^	03/22/2021	4,485,274
3,000,000	Madison Park Funding Ltd., Series 2014-14A-C1	3.38%	# ^	07/20/2026	3,016,761
5,500,000	Madison Park Funding Ltd., Series 2014-15A-C	3.91%	# ^	01/27/2026	5,421,825
19,250,000	Magnetite Ltd., Series 2015-12A-A	1.82%	# ^	04/15/2027	19,249,904
17,000,000	Marathon Ltd., Series 2013-5A-A2A	2.63%	# ^	02/21/2025	17,024,259
2,000,000	Marea Ltd., Series 2012-1A-D	4.83%	# ^	10/15/2023	2,004,765
1,859,688	Mountain Capital Ltd., Series 2007-6A-A	0.51%	# ^	04/25/2019	1,848,466
7,617,421	Nautique Funding Ltd., Series 2006-1A-A1A	0.53%	# ^	04/15/2020	7,547,182
2,000,000	Nautique Funding Ltd., Series 2006-1A-C	1.98%	# ^	04/15/2020	1,952,376
9,000,000	Nomad Ltd., Series 2013-1A-B	3.23%	# ^	01/15/2025	8,987,078
3,500,000	Nomad Ltd., Series 2013-1A-C	3.78%	# ^	01/15/2025	3,405,877
30,000,000	Northwoods Capital Corporation, Series 2012-9A-A	1.70%	# ^	01/18/2024	29,966,418
16,660,000	Northwoods Capital Corporation, Series 2013-10-A1	1.68%	# ^	11/04/2025	16,566,601
11,975,345	Nylim Flatiron Ltd., Series 2006-1A-A2A	0.50%	# ^	08/08/2020	11,939,062
29,000,000	Oak Hill Credit Partners, Series 2012-7A-A	1.70%	# ^	11/20/2023	29,010,666
18,000,000	Oak Hill Credit Partners, Series 2012-7A-B1	2.53%	# ^	11/20/2023	18,107,390
50,000,000	Ocean Trails, Series 2014-5A-A2	1.94%	# ^	10/13/2026	50,069,915
9,000,000	OCP Ltd., Series 2012-2A-A2	1.76%	# ^	11/22/2023	9,020,993
1,267,349	OCP Ltd., Series 2012-2A-X2	1.76%	# ^	11/22/2023	1,268,772
10,000,000	OCP Ltd., Series 2013-3A-B	3.02%	# ^	01/17/2025	9,886,157
15,000,000	Octagon Investment Partners Ltd., Series 2014-1A-A	1.72%	# ^	08/12/2026	14,988,230
13,500,000	Octagon Investment Partners Ltd., Series 2014-1A-B	3.48%	# ^	11/14/2026	13,548,385
5,500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	3.93%	# ^	11/14/2026	5,351,685
1,500,000	Octagon Investment Partners Ltd., Series 2014-1A-C2	3.78%	# ^	11/22/2025	1,516,810
18,119,244	OHA Intrepid Leverage Loan Fund Ltd., Series 2011-1AR-AR	1.20%	# ^	04/20/2021	18,121,309
10,000,000	OHA Intrepid Leverage Loan Fund Ltd., Series 2011-1AR-DR	3.33%	# ^	04/20/2021	10,029,258
9,000,000	OZLM Funding Ltd., Series 2013-5A-A1	1.77%	# ^	01/17/2026	9,024,037
6,700,000	OZLM Ltd., Series 2014-6A-A1	1.82%	# ^	04/17/2026	6,722,259
25,000,000	OZLM Ltd., Series 2014-9A-A1	1.86%	# ^	01/20/2027	25,040,768
38,500,000	OZLM Ltd., Series 2015-11A-A1A	1.82%	# ^	01/30/2027	38,547,263
5,000,000	OZLM Ltd., Series 2015-11A-A2A	2.52%	# ^	01/30/2027	5,013,875
6,000,000	Race Point Ltd., Series 2007-4A-C	1.03%	# ^	08/01/2021	6,002,965
25,000,000	Race Point Ltd., Series 2012-7A-A	1.70%	# ^	11/08/2024	24,994,588
24,000,000	Race Point Ltd., Series 2012-7A-B	2.53%	# ^	11/08/2024	24,143,472
5,500,000	Race Point Ltd., Series 2013-8A-B	2.18%	# ^	02/20/2025	5,507,579
30,000,000	Regatta Funding Ltd., Series 2014-1A-A1A	1.84%	# ^	10/25/2026	30,051,060
3,200,000	Saturn Ltd., Series 2007-1A-D	4.28%	# ^	05/13/2022	3,065,332
6,500,000	Sierra Ltd., Series 2006-2A-A2L	0.71%	# ^	01/22/2021	6,452,112
25,000,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1	1.78%	# ^	10/30/2026	25,019,490
22,000,000	Steele Creek Ltd., Series 2014-1A-A1	1.88%	# ^	08/21/2026	22,027,298
29,500,000	Symphony Ltd., Series 2013-11A-B1	2.47%	# ^	01/17/2025	29,607,368
10,250,000	Symphony Ltd., Series 2013-11A-C	3.42%	# ^	01/17/2025	10,275,987
2,000,000	Thacher Park Ltd., Series 2014-1A-C	3.33%	# ^	10/20/2026	2,003,750
4,500,000	Thacher Park Ltd., Series 2014-1A-D1	3.81%	# ^	10/20/2026	4,362,872
11,714,197	Venture Ltd., Series 2006-1A-A1	0.52%	# ^	08/03/2020	11,601,022

8,289,836	Venture Ltd., Series 2007-8A-A2A	0.50%	# ^	07/22/2021	8,174,985
17,000,000	Venture Ltd., Series 2014-17A-A	1.76%	# ^	07/15/2026	16,978,225
3,250,000	Venture Ltd., Series 2014-17A-B2	2.38%	# ^	07/15/2026	3,249,118
23,000,000	Voya Ltd., Series 2014-4A-A1	1.78%	# ^	10/14/2026	23,006,760
56,500,000	Washington Mill Ltd., Series 2014-1A-A1	1.78%	# ^	04/20/2026	56,570,286
5,000,000	Washington Mill Ltd., Series 2014-1A-B1	2.33%	# ^	04/20/2026	4,978,003
4,750,000	Washington Mill Ltd., Series 2014-1A-C	3.28%	# ^	04/20/2026	4,734,184
11,301,153	Westwood Ltd., Series 2006-1X-A1	0.52%	#	03/25/2021	11,200,734
19,732,836	Westwood Ltd., Series 2007-2A-A1	0.50%	# ^	04/25/2022	19,486,357
50,000,000	WhiteHorse Ltd., Series 2012-1A-A1L	1.68%	# ^	02/03/2025	50,015,555
59,000,000	Wind River Ltd., Series 2012-1A-A	1.68%	# ^	01/15/2024	58,913,305
18,000,000	Wind River Ltd., Series 2012-1A-B1	2.38%	# ^	01/15/2024	18,028,037
13,750,000	Wind River Ltd., Series 2012-1A-C1	3.33%	# ^	01/15/2024	13,712,960
30,000,000	Zais Ltd., Series 2014-2A-A1A	1.78%	# ^	07/25/2026	29,899,611

Total Collateralized Loan Obligations (Cost $2,221,679,719)					2,224,415,590

Non-Agency Commercial Mortgage Backed Obligations - 7.3%
10,150,000	BAMLL Commercial Mortgage Securities Trust, Series 2011-07C1-A3B	5.38%	^	12/15/2016	10,505,088
8,350,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.81%	# ^	06/15/2028	8,302,180
19,741,000	Banc of America Commercial Mortgage Trust, Series 2006-4-AM	5.68%		07/10/2046	20,577,031
5,038,000	Banc of America Commercial Mortgage Trust, Series 2006-6-AM	5.39%		10/10/2045	5,277,426
27,685,000	Banc of America Commercial Mortgage Trust, Series 2007-1-AMFX	5.48%	#	01/15/2049	28,895,651
11,700,000	Banc of America Commercial Mortgage Trust, Series 2007-2-AM	5.79%	#	04/10/2049	12,339,645
59,298,515	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	62,464,996
224,426,799	Banc of America Commercial Mortgage Trust, Series 2007-5-XW	0.50%	# ^ I/O	02/10/2051	1,665,696
4,848,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	4,929,289
19,225,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW14-AM	5.24%		12/11/2038	20,183,155
7,180,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW15-AM	5.36%		02/11/2044	7,434,718
28,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16-AM	5.90%	#	06/11/2040	30,010,512
12,815,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AMFL	0.88%	# ^	06/11/2050	12,619,296
4,500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	4,525,283
9,500,000	Boca Hotel Portfolio Trust, Series 2013-BOCA-E	3.94%	# ^	08/15/2026	9,501,221
45,625,000	CD Commercial Mortgage Trust, Series 2006-CD2-AM	5.53%	#	01/15/2046	46,481,039
99,887,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	103,734,048
1,068,708	CD Commercial Mortgage Trust, Series 2007-CD4-ASB	5.28%		12/11/2049	1,074,069
33,200,000	CDGJ Commercial Mortgage Trust, Series 2014-BXCH-B	2.04%	# ^	12/15/2027	33,223,522
19,881,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.90%	#	12/10/2049	21,080,272
7,020,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.90%	# ^	12/10/2049	7,419,789
11,250,000	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.35%	#	12/10/2049	12,182,884
296,034,856	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	2.36%	# ^ I/O	09/10/2045	27,324,905
9,011,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25-A4	3.64%		10/10/2047	9,263,213
199,450,552	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.25%	# I/O	10/10/2047	15,337,847
50,000,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-A5	3.14%		02/10/2048	49,227,850
6,265,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-B	3.77%		02/10/2048	6,117,315
8,216,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	# ^	02/10/2048	7,146,178
223,973,452	Citigroup Commerical Mortgage Trust, Series 2015-GC27-XA	1.60%	# I/O	02/10/2048	22,898,598
17,400,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	17,589,651
22,750,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AMFX	5.53%	#	04/15/2047	24,214,429
91,019,883	Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.58%	# ^ I/O	12/10/2044	9,707,498
8,494,191	Commercial Mortgage Pass-Through Certificates, Series 2007-C9-AJFL	0.88%	# ^	12/10/2049	8,265,081
39,214,936	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	2.05%	# I/O	08/15/2045	3,620,774
184,766,349	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.15%	# I/O	10/15/2045	19,061,975
6,233,525	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-A	2.12%	# ^	11/17/2026	6,233,513
3,500,000	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-B	1.79%	# ^	11/17/2026	3,498,317
3,200,000	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-C	2.34%	# ^	11/17/2026	3,198,592
111,221,356	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	1.16%	# I/O	08/10/2046	5,476,317
3,785,192	Commercial Mortgage Pass-Through Certificates, Series 2013-FL3-RRI2	4.44%	# ^	10/13/2028	3,803,955
3,550,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR15-D	4.92%	# ^	02/10/2047	3,396,793
9,850,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.88%	#	08/10/2047	10,004,354
5,211,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-A4	3.59%		11/10/2047	5,330,298
30,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.66%	#	11/10/2047	30,313,223
71,378,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR21-A3	3.53%		12/10/2047	72,677,758
20,650,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-E	2.54%	# ^	06/11/2027	20,614,699
10,480,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-F	3.69%	# ^	06/11/2027	10,499,488
15,011,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-A4	3.82%		06/10/2047	15,677,391
9,230,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CCRE23	4.40%	#	05/10/2048	7,903,123
20,970,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.27%	# ^	03/10/2048	17,926,393
226,378,445	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	1.17%	# I/O	03/10/2048	15,366,682
50,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-A5	3.35%		02/10/2048	50,022,950
8,715,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.50%	#	02/10/2048	8,505,779
13,275,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.50%	# ^	02/10/2048	11,666,349
411,459,061	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.34%	# I/O	02/10/2048	31,943,624
35,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19-A4	3.18%		02/10/2048	34,733,773
8,215,000	Core Industrial Trust Commercial Mortgage Pass-Through Certificates, Series 2015-CALW-D	3.98%	# ^	02/10/2034	8,177,905
24,681,398	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.27%	# ^	11/12/2043	26,008,506
1,426,532	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	# ^	11/15/2030	1,466,055
124,436	Credit Suisse First Boston Mortgage Securities Corporation, Series 2001-CF2-G	6.93%	^	02/15/2034	124,348
6,500,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	6,784,174
51,221,320	Credit Suisse Mortgage Capital Certificates, Series 2006-C5-AM	5.34%		12/15/2039	53,786,023
5,164,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2-AM	5.62%	#	01/15/2049	5,434,488
30,430,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	6.15%	#	09/15/2039	32,632,082
16,900,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR2-IQB	5.69%	# ^	04/16/2049	17,737,395

8,800,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR1-1B	5.69%	# ^	04/16/2049	9,259,285
5,150,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR2-3B	5.34%	# ^	12/15/2043	5,427,629
10,000,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR5-2B	5.34%	# ^	12/16/2043	10,539,360
150,822,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.70%	# ^ I/O	09/15/2037	7,026,940
4,606,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-C	4.45%	#	04/15/2050	4,558,022
13,360,000	CSAIL Commercial Mortgage Trust, Series 2015-C2-AS	3.85%		06/15/2057	13,583,165
14,554,963	DBRR Trust, Series 2011-C32-A3B	5.90%	# ^	06/17/2049	15,329,738
182,739,841	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.56%	# ^ I/O	07/10/2044	7,513,440
8,000,000	Del Coronado Trust, Series 2013-HDC-D	2.13%	# ^	03/15/2026	8,008,012
9,550,000	Del Coronado Trust, Series 2013-HDC-E	2.84%	# ^	03/15/2026	9,562,157
5,500,000	Del Coronado Trust, Series 2013-HDMZ-M	5.19%	# ^	03/15/2018	5,529,656
609,837	Extended Stay America Trust, Series 2013-ESFL-DFL	3.33%	# ^	12/05/2031	608,596
20,540,000	Greenwich Capital Commercial Funding Corporation, Series 2005-GG5-AM	5.28%	#	04/10/2037	20,691,257
15,265,000	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AJ	6.01%	#	07/10/2038	15,476,916
12,765,000	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AM	6.01%	#	07/10/2038	13,233,833
35,860,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.25%	#	12/10/2049	37,368,397
8,350,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	8,965,904
53,944,500	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	56,391,719
21,460,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	22,506,787
13,188,700	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.71%	#	04/10/2038	13,402,423
9,055,000	GS Mortgage Securities Corporation, Series 2006-GG6-AM	5.62%	#	04/10/2038	9,209,564
142,208,034	GS Mortgage Securities Corporation, Series 2006-GG6-XC	0.13%	# ^ I/O	04/10/2038	43,658
76,033,000	GS Mortgage Securities Corporation, Series 2006-GG8-AJ	5.62%		11/10/2039	77,277,888
25,000,000	GS Mortgage Securities Corporation, Series 2006-GG8-AM	5.59%		11/10/2039	26,191,038
30,476,613	GS Mortgage Securities Corporation, Series 2011-GC3-X	1.11%	# ^ I/O	03/10/2044	746,311
111,556,039	GS Mortgage Securities Corporation, Series 2012-GC6-XA	2.28%	# ^ I/O	01/10/2045	11,015,099
1,302,976	GS Mortgage Securities Corporation, Series 2012-GCJ7-A1	1.14%		05/10/2045	1,305,310
29,270,464	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.86%	# I/O	02/10/2046	2,662,075
43,558,163	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.37%	# I/O	04/10/2047	3,139,172
60,850,000	GS Mortgage Securities Corporation, Series 2014-GC26-A5	3.63%		11/10/2047	62,493,133
35,000,000	GS Mortgage Securities Corporation, Series 2015-GC28-A5	3.40%		02/10/2048	35,139,755
292,601,779	GS Mortgage Securities Corporation, Series 2015-GC28-XA	1.32%	# I/O	02/10/2048	21,780,691
5,795,993	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-X1	0.68%	# ^ I/O	01/12/2037	30,846
235,174	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	235,629
4,260,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-D	5.54%	#	07/15/2041	3,575,326
20,580,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CIBC12-AJ	4.99%	#	09/12/2037	20,637,068
61,014,526	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-LDP4-X1	0.40%	# ^ I/O	10/15/2042	24,040
9,704,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP7-AM	6.10%	#	04/15/2045	10,060,302
103,235,827	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.69%	# I/O	05/15/2045	462,909
39,394,685	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	40,744,189
4,112,337	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-ASB	5.86%		02/15/2051	4,275,451
24,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	25,327,380
162,640,076	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-X	0.44%	# I/O	06/12/2047	631,206
22,680,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	6.09%	#	02/12/2051	24,643,532
1,013,479,037	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-X1	0.45%	# ^ I/O	02/12/2051	6,857,199
22,100,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.88%	#	02/12/2049	23,446,476
9,144,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20	6.28%	#	02/12/2051	9,571,491
43,195,330	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.21%	#	02/15/2051	46,450,919
11,336,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-RR2-GEB	5.54%	^	12/13/2049	11,874,120
730,366	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-CCHP-B	3.50%	# ^	07/15/2028	730,853
1,574,963	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A1	2.19%	^	11/13/2028	1,589,415
215,761,014	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C6-XA	2.05%	# I/O	05/15/2045	17,921,541
465,411,071	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	2.26%	# I/O	10/15/2045	43,440,073
161,608,045	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.93%	# I/O	06/15/2045	11,593,680
5,425,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	5,620,718
6,725,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-C	1.89%	# ^	06/15/2029	6,697,925
7,250,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-D	2.54%	# ^	06/15/2029	7,212,478
24,200,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	2.59%	# ^	08/15/2027	24,331,261
14,406,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-E	3.49%	# ^	08/15/2027	14,505,848
7,595,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-CSMO-C	2.44%	# ^	01/15/2032	7,598,232
108,123,931	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.31%	# I/O	02/15/2047	6,697,521
3,396,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.82%	#	08/15/2047	3,482,101
186,246,388	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.16%	# I/O	11/15/2047	12,392,648
32,031,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-A4	3.49%		01/15/2048	32,449,661
6,499,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.57%	#	01/15/2048	6,547,999
258,236,077	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.33%	# I/O	01/15/2048	18,654,070
14,055,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.48%	#	02/15/2048	13,596,673
59,664,512	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XA	1.54%	# I/O	02/15/2048	5,160,443
44,885,154	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-XA	1.35%	# I/O	10/15/2048	3,392,128
65,380,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.97%	# I/O	05/15/2048	3,535,797
10,425,000	JPMBB Commerical Mortgage Securities Trust, Series 2015-C27-D	3.98%	# ^	02/15/2048	8,724,344
7,550,000	LB Commercial Mortgage Trust, Series 2007-C3-AMFL	6.10%	# ^	07/15/2044	8,142,649
20,600,000	LB-UBS Commercial Mortgage Trust, Series 2005-C7-AJ	5.32%	#	11/15/2040	20,746,147
141,720,855	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.85%	# ^ I/O	11/15/2038	1,135,184
58,740,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	60,925,657
38,308,952	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	40,453,315
48,739,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	51,178,533
139,809,384	Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	0.63%	# I/O	11/15/2026	2,160,405
9,912,000	Merrill Lynch Mortgage Trust, Series 2006-C2-AJ	5.80%	#	08/12/2043	9,984,219
6,970,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-AM	5.20%		12/12/2049	7,314,102
42,850,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5-AM	5.42%		08/12/2048	44,936,945
215,246,766	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	1.15%	# I/O	10/15/2046	10,155,881

1,175,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-D	4.99%	# ^	02/15/2047	1,116,410
11,700,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%		10/15/2047	11,859,576
45,025,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-A4	3.53%		12/15/2047	45,777,931
37,950,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	36,190,904
56,050,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-A4	3.25%		02/15/2048	55,661,097
20,457,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-B	4.16%		02/15/2048	20,342,774
6,457,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.61%	#	02/15/2048	6,412,113
250,938,725	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.58%	# I/O	02/15/2048	23,832,780
10,616,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.14%		07/15/2050	10,214,874
308,918,889	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.70%	# ^ I/O	11/12/2041	1,587,534
10,650,000	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.68%	#	03/12/2044	10,809,723
45,421,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	47,062,856
1,644,726	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FL	0.44%	#	04/12/2049	1,644,634
3,289,452	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FX	5.86%	#	04/12/2049	3,284,722
4,372,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	4,617,204
2,575,000	Morgan Stanley Capital, Inc., Series 2014-CPT-E	3.56%	# ^	07/13/2029	2,545,042
2,325,000	Morgan Stanley Capital, Inc., Series 2014-CPT-F	3.56%	# ^	07/13/2029	2,204,091
12,400,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.82%	# ^	08/11/2029	12,549,693
11,000,000	Morgan Stanley Capital, Inc., Series 2014-MP-E	3.82%	# ^	08/11/2029	10,930,266
12,529,000	Morgan Stanley Re-Remic Trust, Series 2009-GG10-A4B	5.99%	# ^	08/12/2045	13,359,604
28,800,000	Morgan Stanley Re-Remic Trust, Series 2010-GG10-A4B	5.99%	# ^	08/15/2045	30,673,094
48,500,000	Morgan Stanley Re-Remic Trust, Series 2013-AJ-AJA	0.50%	^	12/17/2049	45,429,950
15,717	Multi Security Asset Trust, Series 2005-RR4A-A3	5.00%	^	11/28/2035	15,684
13,730,784	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.49%	#	08/15/2039	13,826,357
104,709,742	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.28%	# ^ I/O	08/10/2049	10,610,709
5,840,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22-AM	5.50%	#	12/15/2044	5,901,986
52,901,401	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	53,938,718
19,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AM	5.60%	#	10/15/2048	20,452,799
10,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-30-AMFL	0.39%	# ^	12/15/2043	9,698,660
31,858,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	32,626,590
19,285,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	20,281,523
5,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AM	5.59%	#	04/15/2047	5,309,185
8,565,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32-AMFX	5.70%	^	06/15/2049	9,099,096
20,516,700	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.15%	#	02/15/2051	21,248,418
9,250,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.15%	#	02/15/2051	9,926,189
38,265,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-A5	3.41%		12/15/2047	38,678,759
4,346,710	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	4,357,996
30,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-A4	3.17%		02/15/2048	29,633,685
11,460,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-C	4.07%	#	02/15/2048	10,865,684
463,901,502	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-XA	1.56%	# I/O	02/15/2048	43,491,926
28,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-A5	3.45%		02/15/2048	28,250,992
268,258,117	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	1.15%	# I/O	02/15/2048	19,114,330
270,460,145	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-XA	1.56%	# I/O	04/15/2050	25,536,982
79,047,987	WF-RBS Commercial Mortgage Trust, Series 2011-C4-XA	0.79%	# ^ I/O	06/15/2044	1,667,003
113,808,052	WF-RBS Commercial Mortgage Trust, Series 2012-C6-XA	2.58%	# ^ I/O	04/15/2045	11,143,231
133,707,804	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	2.35%	# ^ I/O	08/15/2045	12,650,898
52,587,634	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.35%	# ^ I/O	11/15/2045	5,446,580
100,609,582	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.47%	# I/O	03/15/2047	7,378,304
65,687,043	WF-RBS Commercial Mortgage Trust, Series 2014-C24-XA	1.13%	# I/O	11/15/2047	4,320,565
55,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-A5	3.63%		11/15/2047	56,705,000
8,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-C	4.47%	#	11/15/2047	7,967,236
205,007,832	WF-RBS Commercial Mortgage Trust, Series 2014-C25-XA	1.10%	# I/O	11/15/2047	13,182,516

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $3,487,052,479)					3,414,424,403

Non-Agency Residential Collateralized Mortgage Obligations - 23.2%
39,061,745	Acacia Ltd., Series 2004-5A-A	0.66%	# ^	11/08/2039	35,761,027
10,000,000	Accredited Mortgage Loan Trust, Series 2005-4-MI	0.59%	#	12/25/2035	7,967,460
103,157,000	Accredited Mortgage Loan Trust, Series 2006-2-A4	0.45%	#	09/25/2036	87,237,915
8,806,426	ACE Securities Corporation, Series 2006-HE1-A2C	0.38%	#	02/25/2036	8,728,018
9,969,119	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	4.86%	#	01/25/2036	8,909,790
6,200,000	Adjustable Rate Mortgage Trust, Series 2005-2-6M2	1.17%	#	06/25/2035	5,695,506
5,970,822	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	3.09%	#	10/25/2035	5,324,277
33,347,572	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.04%	#	03/25/2036	25,802,750
28,249,758	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	2.85%	#	05/25/2036	25,235,989
26,342,357	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.15%	#	03/25/2037	22,167,067
4,254,287	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.67%	# ^	11/25/2037	3,564,990
430,281	Aegis Asset Backed Securities Trust, Series 2003-2-M2	2.74%	#	11/25/2033	413,308
2,184,325	Aegis Asset Backed Securities Trust, Series 2004-1-M2	2.22%	#	04/25/2034	1,956,021
617,792	Aegis Asset Backed Securities Trust, Series 2004-2-M2	2.14%	#	06/25/2034	467,808
21,645,647	Aegis Asset Backed Securities Trust, Series 2004-6-M2	1.19%	#	03/25/2035	20,071,142
12,000,000	American General Mortgage Loan Trust, Series 2010-1-A3	5.65%	# ^	03/25/2058	12,247,338
12,000,000	American General Mortgage Loan Trust, Series 2010-1-A4	5.65%	# ^	03/25/2058	12,632,352
3,799,151	American Home Mortgage Investment Trust, Series 2005-1-7A2	2.42%	#	06/25/2045	3,742,021
11,578,903	American Home Mortgage Investment Trust, Series 2005-4-3A1	0.49%	#	11/25/2045	9,310,585
40,642,172	American Home Mortgage Investment Trust, Series 2005-4-5A	2.17%	#	11/25/2045	32,226,316
2,546,877	American Home Mortgage Investment Trust, Series 2006-2-3A4	6.60%	#	06/25/2036	1,331,938
9,628,056	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.10%	# ^	01/25/2037	5,476,794
16,500,000	Ameriquest Mortgage Securities, Inc., Series 2004-R8-M2	1.21%	#	09/25/2034	14,520,149
14,025,992	Amortizing Residential Collateral Trust, Series 2002-BC7-M1	1.39%	#	10/25/2032	10,563,844
304,758	Argent Securities, Inc., Series 2004-W6-M1	1.01%	#	05/25/2034	293,194
5,173,504	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE6-M1	1.16%	#	11/25/2033	4,986,495
907,287	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2	1.87%	#	06/25/2034	776,259

4,181,576	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	3,958,476
4,562,929	Banc of America Alternative Loan Trust, Series 2005-5-2CB1	6.00%		06/25/2035	4,354,111
8,309,390	Banc of America Alternative Loan Trust, Series 2005-6-2CB2	6.00%		07/25/2035	7,856,479
4,310,577	Banc of America Alternative Loan Trust, Series 2005-6-4CB1	6.50%		07/25/2035	3,906,750
2,671,090	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	2,485,631
2,554,760	Banc of America Alternative Loan Trust, Series 2006-5-CB14	6.00%	#	06/25/2046	2,197,515
4,724,236	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	3,927,602
17,615,220	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	11,611,724
7,333,470	Banc of America Alternative Loan Trust, Series 2006-8-1A1	6.31%	#I/F I/O	11/25/2036	1,401,679
2,613,606	Banc of America Alternative Loan Trust, Series 2006-8-1A2	0.64%	#	11/25/2036	1,650,921
12,706,462	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	9,960,647
2,058,248	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	1,649,006
16,301,995	Banc of America Funding Corporation, Series 2006-2-3A1	6.00%		03/25/2036	16,382,298
410,986	Banc of America Funding Corporation, Series 2006-2-4A1	22.24%	#I/F	03/25/2036	573,973
1,599,972	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	1,612,070
11,837,638	Banc of America Funding Corporation, Series 2006-3-1A1	6.00%		03/25/2036	11,294,468
1,920,567	Banc of America Funding Corporation, Series 2006-3-6A1	6.29%	#	03/25/2036	1,963,443
12,132,096	Banc of America Funding Corporation, Series 2006-6-1A7	6.25%		08/25/2036	11,990,393
2,969,811	Banc of America Funding Corporation, Series 2006-7-T2A5	6.04%	#	10/25/2036	2,590,272
13,997,610	Banc of America Funding Corporation, Series 2006-7-T2A8	5.91%	#	10/25/2036	12,126,871
2,840,297	Banc of America Funding Corporation, Series 2006-8T2-A8	6.10%	#	10/25/2036	2,366,706
1,472,088	Banc of America Funding Corporation, Series 2006-B-7A1	5.74%	#	03/20/2036	1,342,581
15,822,123	Banc of America Funding Corporation, Series 2006-D-6A1	5.05%	#	05/20/2036	12,902,229
1,393,006	Banc of America Funding Corporation, Series 2006-G-2A1	0.41%	#	07/20/2036	1,307,245
688,639	Banc of America Funding Corporation, Series 2006-H-3A1	2.83%	#	09/20/2046	556,989
2,027,183	Banc of America Funding Corporation, Series 2007-1-TA10	5.84%	#	01/25/2037	1,719,728
2,672,384	Banc of America Funding Corporation, Series 2007-3-TA1B	5.83%	#	04/25/2037	2,425,597
3,931,541	Banc of America Funding Corporation, Series 2007-5-1A1	5.50%		07/25/2037	3,361,164
5,024,262	Banc of America Funding Corporation, Series 2009-R14-3A	15.67%	# ^I/F	06/26/2035	6,130,350
6,107,936	Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75%	^	12/26/2036	5,752,940
2,561,865	Banc of America Funding Corporation, Series 2010-R1-3A	13.99%	# ^I/F	07/26/2036	2,626,464
58,460,251	Banc of America Funding Corporation, Series 2012-R4-A	0.44%	# ^	03/04/2039	57,791,784
22,244,934	Banc of America Funding Corporation, Series 2012-R5-A	0.44%	# ^	10/03/2039	22,024,425
1,891,122	Banc of America Mortgage Securities, Inc., Series 2004-K-4A1	2.48%	#	12/25/2034	1,852,525
7,226,878	Banc of America Mortgage Securities, Inc., Series 2006-1-A9	6.00%		05/25/2036	6,529,730
940,722	Banc of America Mortgage Securities, Inc., Series 2007-1-2A5	5.75%		01/25/2037	893,418
5,128,453	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	4,369,637
5,552,251	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	4,678,376
18,000,000	BCAP LLC Trust, Series 2008-RR3-A1B	6.65%	# ^	10/25/2036	13,383,616
6,664,301	BCAP LLC Trust, Series 2009-RR13-18A2	5.75%	# ^	07/26/2037	6,110,245
22,260,940	BCAP LLC Trust, Series 2009-RR1-3A3	6.00%	# ^	08/26/2037	21,889,585
6,555,972	BCAP LLC Trust, Series 2010-RR10-5A1	7.21%	# ^	04/27/2037	7,164,544
11,399,995	BCAP LLC Trust, Series 2010-RR12-3A15	6.60%	# ^	08/26/2037	12,010,328
3,350,000	BCAP LLC Trust, Series 2010-RR5-2A3	6.10%	# ^	04/26/2037	3,353,190
3,363,841	BCAP LLC Trust, Series 2011-RR12-2A5	2.25%	# ^	12/26/2036	3,363,670
6,753,791	BCAP LLC Trust, Series 2012-RR1-3A3	3.50%	# ^	10/26/2035	6,802,560
13,507,458	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	5.39%	#	02/25/2036	12,697,970
13,538,965	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	4.99%	#	10/25/2046	12,105,744
13,172,674	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	2.68%	#	02/25/2047	11,617,178
5,248,868	Bear Stearns Alt-A Trust, Series 2004-11-2A3	2.44%	#	11/25/2034	5,154,380
19,127,630	Bear Stearns Alt-A Trust, Series 2006-6-2A1	4.18%	#	11/25/2036	14,707,082
11,491,854	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	6.00%	#	08/25/2034	11,922,643
29,126,649	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.75%	#	04/25/2035	29,824,072
9,710,003	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.75%	#	04/25/2035	10,123,304
14,455,859	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	5.50%	#	10/25/2035	14,606,850
18,774,411	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	5.75%	#	02/25/2036	14,727,793
2,296,820	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	1,931,947
1,589,316	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	1,308,136
5,665,127	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	4.56%	#	10/25/2036	4,586,487
1,120,399,531	Belle Haven Ltd., Series 2006-1A-A1	0.52%	# ^	07/05/2046	72,825,970
14,255,811	Blue Elephant Loan Trust, Series 2015-1-A	3.12%	^	12/15/2022	14,284,323
2,750,000	Centex Home Equity, Series 2004-A-AF5	5.43%	#	01/25/2034	2,808,946
2,008,368	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4-2M1	1.09%	#	03/25/2033	1,921,293
14,072,203	Chase Mortgage Finance Trust, Series 2005-A1-2A4	2.42%	#	12/25/2035	13,047,972
19,956,442	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	17,994,724
10,445,294	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	9,126,952
28,013,088	Chase Mortgage Finance Trust, Series 2006-S4-A8	6.00%		12/25/2036	24,132,211
13,203,994	Chase Mortgage Finance Trust, Series 2007-A2-6A4	2.52%	#	07/25/2037	11,722,612
5,359,968	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	4,598,735
2,719,295	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	2,416,140
5,743,657	Chase Mortgage Finance Trust, Series 2007-S5-1A18	6.00%		07/25/2037	5,005,190
321,891	ChaseFlex Trust, Series 2006-1-A2A	4.87%	#	06/25/2036	323,839
3,404,769	ChaseFlex Trust, Series 2006-1-A5	4.87%	#	06/25/2036	3,374,875
7,984,106	ChaseFlex Trust, Series 2006-2-A2B	0.38%	#	09/25/2036	6,260,050
6,816,667	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	5,216,455
15,925,418	ChaseFlex Trust, Series 2007-M1-2F4	3.79%	#	08/25/2037	13,656,778
16,563,850	ChaseFlex Trust, Series 2007-M1-2F5	3.79%	#	08/25/2037	14,202,922
13,941,758	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	14,144,122
3,030,907	Citicorp Mortgage Securities, Inc., Series 2006-7-1A1	6.00%		12/25/2036	2,984,933
6,594,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	6.03%	#	09/25/2036	6,648,242
53,182,672	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.88%	#	03/25/2037	56,783,086
4,245,081	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	3,714,314
2,060,727	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	1,833,783

6,448,789	Citigroup Mortgage Loan Trust, Inc., Series 2006-4-2A1A	6.00%		12/25/2035	6,012,580
5,704,709	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85%	#	10/25/2036	4,842,288
2,876,463	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	5.39%	#	03/25/2036	2,115,376
17,070,887	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	5.60%	#	05/25/2036	11,707,300
7,580,000	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3-M1	0.48%	#	10/25/2036	6,681,831
10,506,241	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.67%	#	04/25/2037	10,886,651
1,350,353	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50%	^	10/25/2036	1,072,950
1,116,916	Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	1,054,256
39,135,706	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75%	^	04/25/2047	33,458,391
1,929,568	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50%	^	05/25/2037	1,584,707
7,147,659	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97%	#	01/25/2037	4,980,131
15,756,011	Citigroup Mortgage Loan Trust, Inc., Series 2007-OXP1-A5A	5.76%	#	01/25/2037	10,980,648
55,357,593	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3-A2	0.35%	#	06/25/2037	52,668,709
20,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-1A1B	2.52%	# ^	11/25/2038	18,802,878
1,094,650	Citigroup Mortgage Loan Trust, Inc., Series 2010-12-3A1	4.00%	^	04/25/2037	1,108,435
1,283,787	Citigroup Mortgage Loan Trust, Inc., Series 2010-2-5A1	5.50%	# ^	12/25/2035	1,318,310
184,910,971	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	7.31%	# ^	11/25/2036	164,769,580
8,348,051	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A6	4.00%	^	11/25/2036	8,485,150
147,303,325	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	7.00%	# ^	12/25/2036	131,768,068
29,378,219	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-76I2	1.00%	^ I/O	06/25/2037	267,696
131,620,606	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	6.73%	# ^	06/25/2037	118,706,163
1,697,141	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A1	3.50%	# ^	04/25/2036	1,703,370
4,601,803	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	2.55%	# ^	09/25/2047	4,597,359
7,961,443	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	7,037,454
7,230,004	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	6,865,474
5,162,828	CitiMortgage Alternative Loan Trust, Series 2006-A4-1A8	6.00%		09/25/2036	4,673,851
2,466,124	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		10/25/2021	2,520,065
6,320,331	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	5,279,430
8,787,376	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	7,568,479
4,284,427	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	3,690,135
10,962,258	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9	5.21%	#I/F I/O	01/25/2037	1,692,907
9,476,601	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00%	#	03/25/2037	8,483,946
21,808,695	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3	5.21%	#I/F I/O	03/25/2037	3,388,831
8,546,360	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	7,533,625
15,234,578	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3	0.52%	#	04/25/2037	10,674,976
15,234,578	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4	6.48%	#I/F I/O	04/25/2037	3,232,877
2,189,386	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	1,921,617
28,865,458	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A8	6.00%		05/25/2037	25,335,126
1,043,577	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	959,276
41,109,128	Consumer Credit Origination Loan Trust, Series 2015-1-A	2.82%	^	03/15/2021	41,380,407
42,547,715	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	40,007,021
11,391,430	Countrywide Alternative Loan Trust, Series 2005-13CB-A3	5.50%		05/25/2035	11,452,534
8,802,735	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1	0.69%	#	07/25/2035	7,431,806
17,972,251	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2	4.81%	#I/F I/O	07/25/2035	2,479,011
1,828,344	Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		07/25/2020	1,819,608
6,215,059	Countrywide Alternative Loan Trust, Series 2005-26CB-A11	12.71%	#I/F	07/25/2035	6,899,542
8,706,304	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2	0.94%	#	08/25/2035	7,365,559
2,938,614	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	2,358,949
4,312,622	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	4,177,497
5,868,638	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	5,599,602
1,151,055	Countrywide Alternative Loan Trust, Series 2005-60T1-A7	34.56%	#I/F	12/25/2035	1,750,677
1,618,375	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	1,549,540
23,488,685	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	22,489,641
4,005,204	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5	0.99%	#	01/25/2036	3,353,157
10,076,264	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6	4.51%	#I/F I/O	01/25/2036	1,120,143
91,945,986	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	83,117,608
2,279,111	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	2,039,260
52,633,974	Countrywide Alternative Loan Trust, Series 2005-85CB-1A1	6.00%		02/25/2036	46,269,368
4,878,015	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	20.95%	#I/F	02/25/2036	6,140,909
3,081,690	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	2,853,112
5,602,104	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	5,264,302
1,274,908	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	0.89%	#	10/25/2035	1,018,324
597,223	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	561,211
1,482,140	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	1,385,613
1,822,779	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	1,797,175
2,453,290	Countrywide Alternative Loan Trust, Series 2005-J13-2A5	0.67%	#	11/25/2035	1,956,530
4,906,579	Countrywide Alternative Loan Trust, Series 2005-J13-2A6	4.83%	#I/F I/O	11/25/2035	559,468
3,891,000	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,526,585
2,965,224	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		01/25/2020	3,005,748
1,889,962	Countrywide Alternative Loan Trust, Series 2005-J2-1A5	0.69%	#	04/25/2035	1,659,506
5,815,269	Countrywide Alternative Loan Trust, Series 2005-J2-1A6	4.81%	#I/F I/O	04/25/2035	678,793
6,442,149	Countrywide Alternative Loan Trust, Series 2006-12CB-A3	5.75%	#	05/25/2036	5,502,362
3,074,031	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	2,513,199
2,346,164	Countrywide Alternative Loan Trust, Series 2006-18CB-A12	0.79%	#	07/25/2036	1,687,950
2,346,164	Countrywide Alternative Loan Trust, Series 2006-18CB-A13	5.31%	#I/F I/O	07/25/2036	464,394
11,549,329	Countrywide Alternative Loan Trust, Series 2006-19CB-A12	0.59%	#	08/25/2036	8,419,761
15,661,583	Countrywide Alternative Loan Trust, Series 2006-19CB-A13	5.41%	#I/F I/O	08/25/2036	3,362,800
2,411,322	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	2,221,749
3,700,393	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		06/25/2036	3,339,726
10,830,596	Countrywide Alternative Loan Trust, Series 2006-24CB-A14	6.96%	#I/F I/O	06/25/2036	2,837,973
8,684,727	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		06/25/2036	7,989,775
9,321,321	Countrywide Alternative Loan Trust, Series 2006-24CB-A5	0.79%	#	06/25/2036	6,552,357

3,487,803	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	3,024,099
4,476,892	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	3,949,778
7,735,322	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	7,193,254
1,151,765	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12	44.93%	#I/F	10/25/2036	2,397,329
705,480	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23	32.56%	#I/F	10/25/2036	1,199,290
7,975,731	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	7,566,225
5,559,457	Countrywide Alternative Loan Trust, Series 2006-32CB-A1	0.86%	#	11/25/2036	3,983,584
9,273,174	Countrywide Alternative Loan Trust, Series 2006-32CB-A2	5.14%	#I/F I/O	11/25/2036	2,008,203
4,172,966	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	3,349,757
3,196,975	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	3,037,570
20,065,678	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2	6.36%	#I/F I/O	01/25/2037	6,607,367
6,833,310	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4	0.64%	#	01/25/2037	2,203,695
4,777,862	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	4,335,962
8,130,296	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4	5.26%	#I/F I/O	01/25/2037	1,310,482
7,788,904	Countrywide Alternative Loan Trust, Series 2006-41CB-1A10	6.00%		01/25/2037	6,854,064
8,201,884	Countrywide Alternative Loan Trust, Series 2006-41CB-1A9	6.00%		01/25/2037	7,217,477
6,533,985	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4	0.79%	#	02/25/2037	3,746,339
6,533,985	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5	5.21%	#I/F I/O	02/25/2037	1,001,121
2,643,677	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	2,496,810
16,065,669	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	14,587,563
7,918,173	Countrywide Alternative Loan Trust, Series 2006-J1-A10	5.50%		02/25/2036	7,189,670
2,785,895	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	2,508,336
1,648,956	Countrywide Alternative Loan Trust, Series 2007-11T1-A24	38.78%	#I/F	05/25/2037	3,682,864
26,304,285	Countrywide Alternative Loan Trust, Series 2007-15CB-A1	6.00%		07/25/2037	25,864,714
17,020,205	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	0.64%	#	08/25/2037	10,754,812
4,928,626	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	53.03%	#I/F	08/25/2037	12,057,898
10,837,363	Countrywide Alternative Loan Trust, Series 2007-16CB-4A7	6.00%		08/25/2037	10,555,987
15,591,129	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	29.04%	#I/F	08/25/2037	24,170,413
2,616,306	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	2,372,272
1,421,135	Countrywide Alternative Loan Trust, Series 2007-19-1A10	37.88%	#I/F	08/25/2037	2,867,844
20,887,642	Countrywide Alternative Loan Trust, Series 2007-19-1A4	6.00%		08/25/2037	17,592,617
43,707,397	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	30,787,928
7,934,936	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	27.65%	#I/F	09/25/2037	13,914,736
31,776,935	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	25,455,549
19,123,496	Countrywide Alternative Loan Trust, Series 2007-23CB-A3	0.69%	#	09/25/2037	12,799,566
27,140,206	Countrywide Alternative Loan Trust, Series 2007-23CB-A4	6.31%	#I/F I/O	09/25/2037	7,511,798
16,954,427	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	7,509,506
10,125,831	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18	5.46%	#I/F I/O	04/25/2037	2,033,409
10,125,832	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23	0.74%	#	04/25/2037	6,607,034
8,147,878	Countrywide Alternative Loan Trust, Series 2007-6-A4	5.75%		04/25/2047	7,219,460
699,596	Countrywide Alternative Loan Trust, Series 2007-8CB-A12	39.08%	#I/F	05/25/2037	1,307,184
746,808	Countrywide Alternative Loan Trust, Series 2007-8CB-A8	38.96%	#I/F	05/25/2037	1,390,901
956,687	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4	0.69%	#	05/25/2037	611,815
956,687	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5	5.31%	#I/F I/O	05/25/2037	178,182
26,204,950	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	21,192,468
2,902,973	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	2,400,547
1,436,072	Countrywide Alternative Loan Trust, Series 2007-9T1-3A1	5.50%		05/25/2022	1,257,770
2,462,798	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1A	2.98%	#	03/25/2047	3,007,280
10,073,396	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1B	2.98%	#	03/25/2047	9,538,968
3,994,855	Countrywide Asset-Backed Certificates, Series 2003-BC6-M1	1.01%	#	11/25/2033	3,902,017
2,491,164	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	4.95%	#	04/25/2036	2,271,590
1,407,405	Countrywide Asset-Backed Certificates, Series 2006-2-2A2	0.38%	#	06/25/2036	1,382,840
2,080,993	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	2,111,034
4,863,283	Countrywide Home Loans, Series 2003-60-4A1	2.53%	#	02/25/2034	4,845,114
5,389,643	Countrywide Home Loans, Series 2004-R2-1AF1	0.61%	# ^	11/25/2034	4,851,223
5,402,906	Countrywide Home Loans, Series 2004-R2-1AS	5.44%	# ^ I/O	11/25/2034	735,970
11,114,196	Countrywide Home Loans, Series 2005-20-A5	5.50%		10/25/2035	10,859,231
8,185,874	Countrywide Home Loans, Series 2005-20-A8	5.25%		10/25/2035	7,966,456
25,031,728	Countrywide Home Loans, Series 2005-23-A1	5.50%		11/25/2035	23,187,215
6,498,799	Countrywide Home Loans, Series 2005-24-A8	5.50%		11/25/2035	6,326,259
1,809,063	Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	1,657,767
3,498,363	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	3,254,604
38,539,049	Countrywide Home Loans, Series 2005-HYB1-4A1	2.42%	#	03/25/2035	35,886,869
4,262,904	Countrywide Home Loans, Series 2005-HYB8-1A1	2.47%	#	12/20/2035	3,507,227
7,475,002	Countrywide Home Loans, Series 2005-J3-2A4	4.50%		09/25/2035	7,289,820
7,557,475	Countrywide Home Loans, Series 2005-J4-A5	5.50%		11/25/2035	7,563,959
1,642,070	Countrywide Home Loans, Series 2005-R1-1AF1	0.55%	# ^	03/25/2035	1,472,932
1,628,311	Countrywide Home Loans, Series 2005-R1-1AS	5.85%	# ^ I/O	03/25/2035	230,201
10,897,582	Countrywide Home Loans, Series 2006-16-2A1	6.50%		11/25/2036	10,061,411
11,945,620	Countrywide Home Loans, Series 2006-1-A2	6.00%		03/25/2036	11,305,932
4,854,496	Countrywide Home Loans, Series 2006-20-1A21	6.00%		02/25/2037	4,508,555
3,548,050	Countrywide Home Loans, Series 2006-J3-A4	5.50%		05/25/2036	3,675,441
12,671,802	Countrywide Home Loans, Series 2007-10-A7	6.00%		07/25/2037	11,945,822
41,379,660	Countrywide Home Loans, Series 2007-11-A1	6.00%		08/25/2037	36,352,694
28,933,390	Countrywide Home Loans, Series 2007-12-A9	5.75%		08/25/2037	27,629,160
11,869,470	Countrywide Home Loans, Series 2007-13-A1	6.00%		08/25/2037	11,380,157
13,902,856	Countrywide Home Loans, Series 2007-13-A110	6.00%		08/25/2037	13,329,718
12,775,527	Countrywide Home Loans, Series 2007-15-1A1	6.25%		09/25/2037	12,521,230
1,408,776	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	1,380,734
6,277,410	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	6,144,401
13,664,491	Countrywide Home Loans, Series 2007-17-1A2	6.00%		10/25/2037	13,470,086
1,497,930	Countrywide Home Loans, Series 2007-18-1A1	6.00%		11/25/2037	1,386,360

13,367,084	Countrywide Home Loans, Series 2007-3-A1	6.00%		04/25/2037	12,457,079
5,148,136	Countrywide Home Loans, Series 2007-3-A12	6.00%		04/25/2037	4,797,662
9,773,437	Countrywide Home Loans, Series 2007-4-1A39	6.00%		05/25/2037	8,801,909
4,881,784	Countrywide Home Loans, Series 2007-5-A2	5.75%		05/25/2037	4,652,965
18,512,972	Countrywide Home Loans, Series 2007-7-A1	6.00%		06/25/2037	17,234,151
5,549,557	Countrywide Home Loans, Series 2007-7-A2	5.75%		06/25/2037	5,096,130
13,288,134	Countrywide Home Loans, Series 2007-8-1A4	6.00%		01/25/2038	12,022,107
6,973,564	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	6,089,609
16,191,148	Countrywide Home Loans, Series 2007-8-1A9	6.00%	#	01/25/2038	14,648,536
3,093,263	Countrywide Home Loans, Series 2007-9-A11	5.75%		07/25/2037	2,963,536
19,674,905	Countrywide Home Loans, Series 2007-HY1-1A1	2.66%	#	04/25/2037	18,460,589
35,406,950	Countrywide Home Loans, Series 2007-J1-2A1	6.00%		02/25/2037	28,003,392
1,231,191	Countrywide Home Loans, Series 2007-J3-A1	0.69%	#	07/25/2037	893,702
6,155,955	Countrywide Home Loans, Series 2007-J3-A2	5.31%	#I/F I/O	07/25/2037	659,389
6,008,379	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.11%	#	11/25/2036	3,165,388
3,937,729	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	5.68%	#	12/25/2036	2,502,415
12,844,317	Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90%	#	05/25/2037	7,423,039
220,578	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-AR8-2A1	2.48%	#	09/25/2034	219,655
4,094,001	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	3,807,986
1,215,210	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	1,130,313
23,358,261	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	22,578,796
12,556,271	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	5,965,654
11,085,045	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	10,862,286
6,473,015	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-7A1	7.00%		09/25/2035	4,962,770
4,306,755	Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75%	^	12/26/2035	3,904,469
26,805,343	Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	20,333,541
3,945,931	Credit Suisse Mortgage Capital Certificates, Series 2006-2-3A1	6.50%		03/25/2036	2,696,026
5,044,079	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1	0.89%	#	03/25/2036	3,040,465
28,194,085	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2	5.11%	#I/F I/O	03/25/2036	5,959,172
5,872,788	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A3	6.25%		03/25/2036	4,936,396
15,894,115	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A4	6.00%		03/25/2036	13,092,062
9,401,812	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A3	5.50%		04/25/2036	8,836,322
5,683,636	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A4	5.50%		04/25/2036	5,341,782
6,078,968	Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8	6.00%	#	05/25/2036	5,175,590
27,314,699	Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	13,322,198
18,341,808	Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	16,102,585
17,830,224	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	15,028,097
12,990,202	Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	4,709,481
595,913	Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	518,878
7,020,174	Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A5	6.00%		08/25/2036	6,376,544
10,032,428	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	9,756,100
31,960,259	Credit Suisse Mortgage Capital Certificates, Series 2006-9-3A1	6.00%		11/25/2036	31,331,904
8,738,150	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	8,236,990
12,909,749	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	12,479,874
2,097,340	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15	38.79%	#I/F	11/25/2036	3,801,533
13,062,495	Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13%	#	02/25/2037	7,505,422
16,192,513	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	13,127,368
9,660,958	Credit Suisse Mortgage Capital Certificates, Series 2007-1-5A14	6.00%		02/25/2037	8,613,478
208,165	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	206,462
8,001,635	Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	7,749,796
59,433,844	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A19	6.00%		08/25/2037	59,606,559
26,785,932	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A9	6.00%		08/25/2037	26,653,610
5,125,847	Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	3.04%	# ^	07/20/2035	4,527,388
93,898,000	Credit Suisse Mortgage Capital Certificates, Series 2010-17R-6A1	2.23%	# ^	06/26/2037	85,517,988
494,663	Credit Suisse Mortgage Capital Certificates, Series 2010-1R-5A1	4.96%	# ^	01/27/2036	495,308
44,929,429	Credit Suisse Mortgage Capital Certificates, Series 2010-2R-4A17	6.00%	# ^	03/26/2037	43,166,681
84,726,589	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	6.00%	# ^	06/26/2037	81,796,506
41,831,861	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-8A17	6.00%	# ^	06/26/2037	40,385,198
7,810,953	Credit Suisse Mortgage Capital Certificates, Series 2010-6R-2A6A	6.25%	^	07/26/2037	8,274,169
29,940,875	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.13%	# ^	04/26/2037	27,786,003
50,000,000	Credit Suisse Mortgage Capital Certificates, Series 2010-9R-2A5	4.00%	^	02/27/2038	48,298,150
80,146,101	Credit Suisse Mortgage Capital Certificates, Series 2013-6-1A1	2.50%	# ^	07/25/2028	79,782,959
33,578,088	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4-A2	3.00%	# ^	07/25/2043	32,677,121
83,971,484	Credit Suisse Mortgage Capital Certificates, Series 2014-CIM1-A3	2.20%	# ^	01/25/2058	83,615,613
14,110,579	Credit Suisse Mortgage Capital Certificates, Series 2014-WIN1-2A4	3.00%	# ^	09/25/2044	13,666,893
150,546,288	Credit Suisse Mortgage Capital Certificates, Series 2015-1-A1	2.50%	# ^	01/25/2045	144,545,362
100,200,047	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL1-A1	3.63%	# ^	02/25/2057	100,222,592
99,077,647	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL2-A1A	3.75%	# ^	11/25/2057	99,134,815
47,466,407	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4	3.50%	# ^	07/25/2043	47,358,469
29,864,513	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL3-A1	3.75%	# ^	12/25/2056	29,937,711
625,289	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6-A4	4.00%	#	07/25/2035	626,911
9,750,000	Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1-A3	5.83%	# ^	12/25/2036	9,391,376
28,198,041	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50%	#	09/25/2035	24,998,889
2,004,517	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6	34.56%	#I/F	11/25/2035	3,049,897
1,904,097	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1	0.39%	#	11/25/2035	1,291,855
5,746,770	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2	5.11%	#I/F I/O	11/25/2035	1,025,247
20,014,624	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	17,641,310
1,533,351	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	6.14%	#	06/25/2036	1,310,049
3,054,618	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	2,572,920
42,655,205	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A2	5.65%	#	10/25/2036	35,364,108
3,038,670	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90%	#	10/25/2036	2,549,809
4,473,140	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90%	#	10/25/2036	3,753,501

8,906,725	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	5.87%	#	10/25/2036	7,462,713
4,309,656	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AF1-A3	0.37%	#	04/25/2036	4,261,173
68,583,247	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-1-1A3A	0.40%	#	08/25/2037	58,414,958
23,045,624	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5-A1B	0.41%	#	08/25/2047	20,026,002
24,069,167	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.86%	# ^I/F	04/15/2036	27,931,162
8,496,300	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1	11.85%	# ^I/F	04/15/2036	9,838,478
13,891,872	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	14.25%	# ^I/F	04/15/2036	17,080,021
712,951	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1	18.79%	# ^I/F	04/15/2036	1,026,370
6,199,663	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3	12.29%	# ^I/F	04/15/2036	7,705,883
102,651,735	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.86%	# ^I/F	04/15/2036	120,985,900
21,923,312	Deutsche Mortgage Securities, Inc., Series 2009-RS2-4A2	0.31%	# ^	04/26/2037	21,169,987
9,347,607	First Franklin Mortgage Loan Trust, Series 2006-FF1-2A3	0.43%	#	01/25/2036	9,247,181
15,731,764	First Franklin Mortgage Loan Trust, Series 2006-FF3-A2B	0.39%	#	02/25/2036	15,220,820
15,340,766	First Horizon Alternative Mortgage Securities, Series 2005-AA4-1A1	2.28%	#	05/25/2035	12,866,899
9,246,563	First Horizon Alternative Mortgage Securities, Series 2005-FA5-1A4	5.50%		08/25/2035	8,654,414
13,833,840	First Horizon Alternative Mortgage Securities, Series 2005-FA8-1A4	5.50%		11/25/2035	12,557,295
1,755,668	First Horizon Alternative Mortgage Securities, Series 2005-FA8-2A1	5.00%		11/25/2020	1,792,452
5,628,199	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A12	6.00%		04/25/2036	4,742,073
442,275	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A6	0.94%	#	04/25/2036	432,598
3,844,531	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	3,282,703
1,153,717	First Horizon Alternative Mortgage Securities, Series 2006-FA7-A8	6.25%		12/25/2036	962,929
5,344,966	First Horizon Alternative Mortgage Securities, Series 2006-FA8-1A5	6.00%		02/25/2037	4,445,381
12,325,561	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	11,544,186
31,748,475	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A3	6.00%		06/25/2037	25,919,360
1,633,622	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A4	6.00%		06/25/2037	1,333,684
1,778,103	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A13	6.25%		08/25/2037	1,432,447
5,489,137	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A4	6.25%		08/25/2037	4,422,070
2,579,106	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A5	6.25%		08/25/2037	2,077,739
4,633,698	First Horizon Asset Securities, Inc., Series 2006-1-1A2	6.00%		05/25/2036	4,474,850
9,466,088	First Horizon Asset Securities, Inc., Series 2007-1-A3	6.00%		03/25/2037	8,868,002
6,567,111	First Horizon Asset Securities, Inc., Series 2007-4-1A1	6.00%		08/25/2037	5,790,905
46,273,000	GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2-A2D	0.51%	#	12/25/2035	35,823,863
8,726,967	GMACM Mortgage Loan Trust, Series 2003-AR1-A5	3.09%	#	10/19/2033	8,835,233
11,617,478	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	2.96%	#	09/19/2035	11,200,381
16,489,820	GMACM Mortgage Loan Trust, Series 2005-J1-A14	5.50%		12/25/2035	16,390,271
2,122,801	GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.50%	# ^	09/25/2036	1,756,043
8,271,702	GS Mortgage Securities Corporation, Series 2009-3R-1A2	6.00%	# ^	04/25/2037	7,698,596
422,899	GSAA Home Equity Trust, Series 2005-12-AF3	5.07%	#	09/25/2035	389,737
6,901,443	GSAA Home Equity Trust, Series 2005-7-AF2	4.48%	#	05/25/2035	6,973,597
45,361,000	GSAA Home Equity Trust, Series 2005-7-AF3	4.75%	#	05/25/2035	45,885,237
12,978,257	GSAA Home Equity Trust, Series 2006-10-AF3	5.98%	#	06/25/2036	7,571,580
9,288,761	GSAA Home Equity Trust, Series 2006-10-AF4	6.30%	#	06/25/2036	5,416,787
17,604,965	GSAA Home Equity Trust, Series 2006-15-AF4	5.96%	#	09/25/2036	10,212,711
2,917,398	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77%	#	11/25/2036	1,746,594
6,202,665	GSAA Home Equity Trust, Series 2006-18-AF6	5.68%	#	11/25/2036	3,445,717
9,925,271	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	8,794,386
4,827,539	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	3,749,062
18,373,893	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF	0.54%	# ^	03/25/2035	16,172,994
18,373,893	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	4.83%	# ^ I/O	03/25/2035	2,097,214
10,402,724	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF	0.54%	# ^	09/25/2035	8,913,834
10,402,724	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	4.69%	# ^ I/O	09/25/2035	1,375,885
39,759,718	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	4.56%	# ^ I/O	01/25/2036	5,159,778
39,759,718	GSMPS Mortgage Loan Trust, Series 2006-RP1-AF1	0.54%	# ^	01/25/2036	34,846,689
3,786,037	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	3,892,669
8,585,779	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	8,778,727
1,318,264	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	1,354,020
12,703,621	GSR Mortgage Loan Trust, Series 2005-6F-3A9	6.71%	#I/F I/O	07/25/2035	2,180,589
1,240,262	GSR Mortgage Loan Trust, Series 2005-6F-4A1	0.69%	#	07/25/2035	984,772
838,832	GSR Mortgage Loan Trust, Series 2005-7F-3A1	0.69%	#	09/25/2035	781,430
17,768,120	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	15,465,460
5,674,100	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	4,592,418
2,836,681	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	2,748,330
1,676,819	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	1,559,906
5,985,202	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	4,996,614
21,778,271	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	18,832,455
19,055,603	GSR Mortgage Loan Trust, Series 2006-7F-2A1	6.00%		08/25/2036	17,716,661
10,300,300	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	7,812,056
14,862,565	GSR Mortgage Loan Trust, Series 2006-9F-2A1	6.00%		10/25/2036	13,885,693
32,640,000	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	28,991,566
259,503	GSR Mortgage Loan Trust, Series 2006-9F-8A1	5.50%		08/25/2021	245,511
30,377,414	GSR Mortgage Loan Trust, Series 2006-OA1-2A1	0.38%	#	08/25/2046	29,567,583
2,999,660	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	2,878,680
4,436,619	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	4,090,736
55,089,717	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	49,970,120
3,855,229	Harborview Mortgage Loan Trust, Series 2005-14-3A1A	2.65%	#	12/19/2035	3,431,494
10,913,789	Harborview Mortgage Loan Trust, Series 2006-10-2A1A	0.37%	#	11/19/2036	9,046,342
27,752,932	HarborView Mortgage Loan Trust, Series 2006-11-A1A	0.36%	#	12/19/2036	20,651,123
1,879,261	Home Equity Asset Trust, Series 2003-3-M1	1.48%	#	08/25/2033	1,801,372
740,838	Home Equity Asset Trust, Series 2004-7-M2	1.18%	#	01/25/2035	707,555
2,535,331	HomeBanc Mortgage Trust, Series 2005-1-M2	0.68%	#	03/25/2035	2,080,351
39,945,965	HomeBanc Mortgage Trust, Series 2005-3-A1	0.43%	#	07/25/2035	36,963,919
4,234,965	HomeBanc Mortgage Trust, Series 2006-1-3A1	2.25%	#	04/25/2037	3,724,308

494,561	HSI Asset Loan Obligation Trust, Series 2006-2-2A1	5.50%		12/25/2021	492,510
50,026,849	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	41,263,946
8,140,230	HSI Asset Loan Obligation Trust, Series 2007-AR1-3A1	2.40%	#	01/25/2037	6,576,272
1,459,956	IMPAC Trust, Series 2002-9F-A1	5.22%	#	12/25/2032	1,495,137
8,822,895	IndyMac Mortgage Loan Trust, Series 2006-AR2-4A1	2.60%	#	09/25/2036	7,531,065
39,666,477	IndyMac Mortgage Loan Trust, Series 2006-AR3-1A1	2.63%	#	12/25/2036	34,932,084
12,599,427	IndyMac Mortgage Loan Trust, Series 2006-AR7-3A1	2.64%	#	05/25/2036	10,681,454
8,067,754	IndyMac Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	7,306,852
5,906,226	IndyMac Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	5,349,187
34,069,153	IndyMac Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	29,128,240
9,233,788	IndyMac Mortgage Loan Trust, Series 2007-AR3-3A1	5.14%	#	07/25/2037	8,268,035
753,298	IndyMac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	682,972
30,357,274	IndyMac Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	20,037,987
5,133,504	Jefferies & Company, Inc., Series 2010-R1-1A1	6.00%	# ^	03/26/2037	5,353,691
10,987,616	Jefferies & Company, Inc., Series 2010-R4-1A4	6.53%	# ^	10/26/2036	10,098,642
18,796,032	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	17,880,383
6,025,607	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	5,732,069
6,103,665	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	5,443,847
17,456,505	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	12,982,211
10,980,838	JP Morgan Alternative Loan Trust, Series 2006-S4-A3A	5.78%	#	12/25/2036	10,576,924
28,384,026	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	#	12/25/2036	23,961,028
14,585,129	JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.07%	#	10/25/2036	11,752,405
5,048,835	JP Morgan Mortgage Acquisition Corporation, Series 2006-WF1-A5	6.41%	#	07/25/2036	3,089,403
15,000,000	JP Morgan Mortgage Acquisition Corporation, Series 2007-CH1-AF5	5.18%	#	11/25/2036	14,392,163
3,499,963	JP Morgan Mortgage Acquisition Corporation, Series 2007-CH5-A3	0.30%	#	05/25/2037	3,441,643
2,485,476	JP Morgan Mortgage Trust, Series 2005-A6-5A1	4.92%	#	08/25/2035	2,435,113
3,966,224	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	4,117,250
2,788,359	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	2,452,496
8,550,116	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	7,450,819
11,792,711	JP Morgan Mortgage Trust, Series 2006-S3-1A21	0.57%	#	08/25/2036	5,910,489
11,792,711	JP Morgan Mortgage Trust, Series 2006-S3-1A22	6.93%	#I/F I/O	08/25/2036	4,402,933
3,983,710	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	3,471,568
12,526,951	JP Morgan Mortgage Trust, Series 2006-S4-A8	0.57%	#	01/25/2037	8,163,225
12,526,951	JP Morgan Mortgage Trust, Series 2006-S4-A9	6.43%	#I/F I/O	01/25/2037	2,775,841
3,890,670	JP Morgan Mortgage Trust, Series 2007-A2-2A1	2.57%	#	04/25/2037	3,513,088
16,653,571	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	14,184,296
6,699,735	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	5,958,966
11,095,329	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	10,016,386
1,880,021	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	1,697,642
10,230,459	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	9,249,358
11,651,656	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	10,535,683
3,325,587	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	3,306,757
22,058,040	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00%	^	02/26/2037	20,069,303
18,101,947	JP Morgan Resecuritization Trust, Series 2010-2-3A9	6.00%	^	07/26/2036	15,452,470
2,387,017	JP Morgan Resecuritization Trust, Series 2010-8-2A3	2.46%	# ^	11/26/2034	2,381,810
9,583,480	JP Morgan Resecuritization Trust, Series 2011-2-7A11	6.00%	# ^	04/26/2036	9,601,534
3,919,483	JP Morgan Resecuritization Trust, Series 2012-2-3A3	2.28%	# ^	10/26/2036	3,915,829
5,836,307	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	5,246,333
5,581,505	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	5,022,377
7,219,906	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	6,726,982
614,803	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	558,510
3,302,070	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	3,076,628
2,943,034	Lehman Mortgage Trust, Series 2006-1-1A1	0.94%	#	02/25/2036	2,045,956
8,829,101	Lehman Mortgage Trust, Series 2006-1-1A2	4.56%	#I/F I/O	02/25/2036	1,115,813
11,685,415	Lehman Mortgage Trust, Series 2006-1-3A1	0.94%	#	02/25/2036	10,143,840
11,685,415	Lehman Mortgage Trust, Series 2006-1-3A2	4.56%	#I/F I/O	02/25/2036	1,441,355
7,528,814	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	7,380,850
5,589,049	Lehman Mortgage Trust, Series 2006-4-1A3	5.21%	#I/F I/O	08/25/2036	718,754
3,552,278	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	3,036,736
10,027,315	Lehman Mortgage Trust, Series 2006-5-2A1	0.54%	#	09/25/2036	4,238,190
20,886,788	Lehman Mortgage Trust, Series 2006-5-2A2	6.96%	#I/F I/O	09/25/2036	7,341,320
17,158,643	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	13,902,139
10,063,994	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	10,000,068
5,002,521	Lehman Mortgage Trust, Series 2006-7-2A2	0.64%	#	11/25/2036	2,196,092
16,073,993	Lehman Mortgage Trust, Series 2006-7-2A5	6.36%	#I/F I/O	11/25/2036	4,932,867
4,662,330	Lehman Mortgage Trust, Series 2006-9-1A19	29.82%	#I/F	01/25/2037	7,093,397
5,158,521	Lehman Mortgage Trust, Series 2006-9-1A5	0.79%	#	01/25/2037	3,331,812
15,340,804	Lehman Mortgage Trust, Series 2006-9-1A6	4.96%	#I/F I/O	01/25/2037	2,372,486
6,316,047	Lehman Mortgage Trust, Series 2006-9-2A1	0.57%	#	01/25/2037	2,628,628
12,676,233	Lehman Mortgage Trust, Series 2006-9-2A2	6.43%	#I/F I/O	01/25/2037	3,729,069
13,281,716	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	10,940,056
4,213,700	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	3,347,418
4,245,886	Lehman Mortgage Trust, Series 2007-4-2A11	0.52%	#	05/25/2037	1,551,139
16,706,683	Lehman Mortgage Trust, Series 2007-4-2A8	6.48%	#I/F I/O	05/25/2037	5,657,259
1,634,568	Lehman Mortgage Trust, Series 2007-4-2A9	0.52%	#	05/25/2037	559,451
19,337,422	Lehman Mortgage Trust, Series 2007-5-11A1	5.49%	#	06/25/2037	14,571,096
7,690,752	Lehman Mortgage Trust, Series 2007-5-3A4	5.00%		12/25/2035	7,242,281
2,939,496	Lehman Mortgage Trust, Series 2007-5-4A3	38.96%	#I/F	08/25/2036	5,257,871
1,311,338	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	1,079,947
1,008,481	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	922,842
8,840,262	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	7,370,454
2,106,392	Lehman XS Trust, Series 2005-10-2A3B	5.55%	#	01/25/2036	1,900,084

14,778,397	Lehman XS Trust, Series 2005-4-2A3A	5.00%	#	10/25/2035	13,481,238
2,721,279	Lehman XS Trust, Series 2006-5-2A4A	5.89%	#	04/25/2036	2,573,094
23,946,857	Lehman XS Trust, Series 2007-1-2A1	5.51%	#	02/25/2037	22,592,734
8,637,569	Long Beach Mortgage Loan Trust, Series 2006-WL1-2A3	0.43%	#	01/25/2046	8,295,431
6,282,667	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	2.46%	#	03/25/2035	5,084,224
5,300,718	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	2.58%	#	07/25/2035	4,611,359
26,346,167	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	3.05%	#	11/25/2036	24,067,645
5,339,590	MASTR Adjustable Rate Mortgages Trust, Series 2007-2-A2	0.30%	#	03/25/2047	5,254,690
2,520,016	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	2,520,440
927,792	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	932,163
7,061,405	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	6,301,223
3,613,901	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	3,169,149
7,536,304	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	7,194,291
8,268,681	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	6,453,366
4,975,000	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3	4.31%	#	12/25/2032	4,910,954
22,394,083	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3	0.36%	#	06/25/2036	17,451,284
2,107,678	MASTR Asset Backed Securities Trust, Series 2006-NC1-A3	0.38%	#	01/25/2036	2,089,023
333,072	MASTR Asset Securitization Trust, Series 2003-1-30B2	5.75%		02/25/2033	333,187
349,030	MASTR Asset Securitization Trust, Series 2007-1-1A1	5.50%		11/25/2037	334,877
6,650,732	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	5,861,556
1,781,788	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	1,785,816
2,158,771	MASTR Seasoned Securitization Trust, Series 2005-2-2A1	0.59%	#	10/25/2032	1,918,949
13,112,861	Merrill Lynch Mortgage Investors Trust, Series 2006-3-1A	2.33%	#	10/25/2036	12,820,208
3,861,762	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	3,666,492
73,735,823	Monterey Ltd., Series 2006-1A-A1A	0.51%	# ^	09/06/2042	7,742,261
291,093,645	Monterey Ltd., Series 2006-1A-A1B	0.51%	# ^	09/06/2042	30,564,833
993,758	Morgan Stanley Capital, Inc., Series 2003-NC6-M2	3.11%	#	06/25/2033	944,224
2,839,694	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1	0.89%	#	12/25/2035	2,327,873
7,114,617	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	6,725,277
8,985,506	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.53%	#	12/25/2035	9,042,546
1,068,984	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A1	0.47%	#	11/25/2035	1,036,904
6,702,428	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.23%	#	08/25/2036	3,436,395
16,408,729	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	13,476,423
9,186,539	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65%	#	10/25/2046	5,841,950
2,854,688	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58%	#	10/25/2046	1,658,616
12,578,459	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	11,991,158
47,455,366	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.31%	#	06/25/2036	40,262,034
4,131,232	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	3,694,933
4,182,158	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	3,740,480
5,585,732	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	4,715,336
21,140,039	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	2.37%	#	10/25/2037	17,880,140
4,515,746	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92%	#	09/25/2046	2,717,070
3,310,514	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08%	#	09/25/2046	2,157,535
1,943,149	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62%	#	01/25/2047	1,885,248
9,859,759	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86%	#	01/25/2047	7,212,394
5,767,029	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96%	#	01/25/2047	4,218,080
1,483,271	Morgan Stanley Re-Remic Trust, Series 2010-R9-1A	4.00%	# ^	08/26/2036	1,498,856
6,819,107	Morgan Stanley Re-Remic Trust, Series 2010-R9-1B	6.48%	# ^	08/26/2036	5,067,614
57,613,288	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.00%	# ^	11/26/2036	56,885,425
6,952,307	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94%	# ^	02/26/2037	7,355,819
25,568,254	MSCC Heloc Trust, Series 2007-1-A	0.29%	#	12/25/2031	24,578,674
33,589,250	New Century Home Equity Loan Trust, Series 2005-2-M3	0.68%	#	06/25/2035	27,616,275
32,472,810	New Residential Mortgage Loan Trust, Series 2014-2A-A3	3.75%	# ^	05/25/2054	33,692,440
1,461,278	New York Mortgage Trust, Series 2005-2-A	0.52%	#	08/25/2035	1,361,511
780,235	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	4.86%	#	02/25/2035	795,764
19,238,001	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16%	#	05/25/2036	10,743,250
3,909,505	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41%	#	05/25/2036	2,182,435
23,672,293	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	15,241,737
4,001,116	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65%	#	01/25/2036	2,596,492
2,005,911	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76%	#	06/25/2036	1,174,886
20,653,247	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	11,388,221
3,773,405	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	2,160,931
18,807,519	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	#	02/25/2037	10,771,517
981,555	Option One Mortgage Loan Trust, Series 2002-2-A	0.73%	#	06/25/2032	921,112
1,402,834	Option One Mortgage Loan Trust, Series 2004-3-M3	1.16%	#	11/25/2034	1,273,387
13,000,000	Park Place Securities, Inc., Series 2005-WHQ4-M2	0.68%	#	09/25/2035	10,585,939
48,727,769	PFCA Home Equity Investment Trust, Series 2003-IFC5-A	4.16%	# ^	01/22/2035	46,476,785
53,454,925	PFCA Home Equity Investment Trust, Series 2003-IFC6-A	4.27%	# ^	04/22/2035	49,339,452
11,930,337	PHH Alternative Mortgage Trust, Series 2007-1-1A1	0.35%	#	02/25/2037	10,118,763
33,786,439	PHH Alternative Mortgage Trust, Series 2007-2-2A1	6.00%		05/25/2037	30,535,812
1,472,221	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	1,310,440
20,886,459	PHH Alternative Mortgage Trust, Series 2007-3-A2	0.38%	#	07/25/2037	20,262,487
645,387	Popular ABS Mortgage Pass-Through Trust, Series 2005-5-AF6	4.53%	#	11/25/2035	646,729
303,487,728	PR Mortgage Loan Trust, Series 2014-1-APT	5.93%	# ^	10/25/2049	314,109,799
4,202,172	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50%	^	05/25/2035	4,117,978
6,601,961	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00%	^	05/25/2035	6,553,780
48,957,619	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	42,665,087
1,412,361	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75%	#	05/25/2036	1,005,233
10,912,203	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47%	#	01/25/2037	6,484,369
21,488,348	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69%	#	01/25/2037	13,230,956
18,132,267	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68%	#	06/25/2037	9,592,168
9,806,526	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20%	#	06/25/2037	5,664,867

7,157,679	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	7,446,927
60,996,781	Residential Accredit Loans, Inc., Series 2005-QA11-4A1	3.28%	#	10/25/2035	51,181,118
31,151,013	Residential Accredit Loans, Inc., Series 2005-QA13-2A1	3.55%	#	12/25/2035	27,009,922
20,345,286	Residential Accredit Loans, Inc., Series 2005-QA3-CB1	3.05%	#	03/25/2035	14,355,756
874,110	Residential Accredit Loans, Inc., Series 2005-QS12-A11	49.09%	#I/F	08/25/2035	1,566,639
3,783,555	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	3,382,210
7,152,452	Residential Accredit Loans, Inc., Series 2005-QS13-2A1	0.89%	#	09/25/2035	5,353,811
29,325,054	Residential Accredit Loans, Inc., Series 2005-QS13-2A2	4.86%	#I/F I/O	09/25/2035	3,620,031
12,689,496	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	10,000,566
6,275,516	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	4,934,677
6,288,654	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	5,679,837
7,169,410	Residential Accredit Loans, Inc., Series 2005-QS16-A1	0.89%	#	11/25/2035	5,304,403
7,168,170	Residential Accredit Loans, Inc., Series 2005-QS16-A2	4.61%	#I/F I/O	11/25/2035	1,055,015
3,292,403	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	2,964,496
2,281,466	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	2,054,243
9,542,079	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	8,591,736
6,782,209	Residential Accredit Loans, Inc., Series 2005-QS17-A2	1.04%	#	12/25/2035	4,866,995
6,782,209	Residential Accredit Loans, Inc., Series 2005-QS17-A4	4.96%	#I/F I/O	12/25/2035	1,130,784
5,457,175	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	4,913,668
2,546,583	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	2,578,220
2,765,129	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	2,625,230
2,375,770	Residential Accredit Loans, Inc., Series 2005-QS9-A1	0.69%	#	06/25/2035	2,002,916
5,849,273	Residential Accredit Loans, Inc., Series 2005-QS9-A4	4.81%	#I/F I/O	06/25/2035	824,095
2,650,078	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	2,214,521
17,606,868	Residential Accredit Loans, Inc., Series 2006-QS11-1A1	6.50%		08/25/2036	14,847,326
2,711,165	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	2,038,661
6,988,566	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	5,923,991
10,613,985	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	9,023,607
5,740,969	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	4,803,314
2,159,930	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	1,793,941
7,680,368	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	6,379,114
2,241,985	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	1,862,135
2,422,730	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	2,012,256
958,720	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	796,288
5,035,180	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	4,160,604
27,973,281	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	23,114,517
2,838,497	Residential Accredit Loans, Inc., Series 2006-QS1-A6	41.42%	#I/F	01/25/2036	5,322,414
19,692,227	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	17,109,474
4,349,293	Residential Accredit Loans, Inc., Series 2006-QS4-A8	8.00%	#I/F	04/25/2036	4,224,622
12,443,947	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	10,555,665
37,087,642	Residential Accredit Loans, Inc., Series 2006-QS5-A4	6.00%		05/25/2036	31,459,852
16,045,434	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	13,247,495
27,825,125	Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.36%	#I/F I/O	08/25/2036	4,628,946
9,097,174	Residential Accredit Loans, Inc., Series 2006-QS9-1A6	5.11%	#I/F I/O	07/25/2036	1,515,053
9,018,601	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	7,559,139
30,634,913	Residential Accredit Loans, Inc., Series 2007-QS1-1A2	5.26%	#I/F I/O	01/25/2037	5,614,078
3,083,729	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	2,648,720
7,397,638	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	6,006,424
1,334,543	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	1,105,264
48,289,121	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	40,245,264
7,700,001	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	6,321,116
12,330,500	Residential Accredit Loans, Inc., Series 2007-QS4-3A3	6.00%		03/25/2037	10,405,215
5,767,801	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	4,543,908
2,379,453	Residential Accredit Loans, Inc., Series 2007-QS5-A5	0.49%	#	03/25/2037	1,445,544
7,902,707	Residential Accredit Loans, Inc., Series 2007-QS5-A8	6.51%	#I/F I/O	03/25/2037	1,938,898
6,472,893	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	5,364,701
2,081,223	Residential Accredit Loans, Inc., Series 2007-QS6-A13	53.44%	#I/F	04/25/2037	4,907,148
9,268,675	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	7,681,831
14,771,404	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	12,621,323
1,020,214	Residential Accredit Loans, Inc., Series 2007-QS6-A77	54.28%	#I/F	04/25/2037	2,447,329
11,212,655	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	7,473,694
47,857,921	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	41,587,959
197,855	Residential Asset Mortgage Products, Inc., Series 2004-RS4-AI6	5.07%	#	04/25/2034	203,097
1,370,035	Residential Asset Mortgage Products, Inc., Series 2004-RS5-AI6	5.55%	#	05/25/2034	1,368,142
7,808,803	Residential Asset Mortgage Products, Inc., Series 2004-RS7-A3	2.86%	#	07/25/2034	6,942,096
2,111,423	Residential Asset Mortgage Products, Inc., Series 2004-RS7-AI6	5.22%	#	07/25/2034	2,018,111
665,577	Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI6	4.72%	#	07/25/2034	659,925
1,290,744	Residential Asset Mortgage Products, Inc., Series 2004-RZ2-AI4	5.35%	#	02/25/2033	1,292,027
7,550,000	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	7,596,161
60,786,389	Residential Asset Mortgage Products, Inc., Series 2005-RS9-AI4	0.51%	#	11/25/2035	50,040,936
40,000,000	Residential Asset Mortgage Products, Inc., Series 2006-RS2-A3A	0.49%	#	03/25/2036	34,749,160
2,458,753	Residential Asset Mortgage Products, Inc., Series 2006-RS5-A3	0.36%	#	09/25/2036	2,412,055
12,760,000	Residential Asset Mortgage Products, Inc., Series 2006-RX5-A3	0.44%	#	08/25/2046	11,139,021
12,300,000	Residential Asset Mortgage Products, Inc., Series 2006-RZ3-A3	0.48%	#	08/25/2036	11,266,825
365,128	Residential Asset Securities Corporation, Series 2002-KS1-AI6	6.08%	#	06/25/2032	377,249
2,568,379	Residential Asset Securities Corporation, Series 2003-KS11-MI1	5.13%	#	01/25/2034	2,474,895
2,171,630	Residential Asset Securities Corporation, Series 2005-AHL3-A2	0.43%	#	11/25/2035	2,145,337
27,100,365	Residential Asset Securities Corporation, Series 2005-KS11-M2	0.61%	#	12/25/2035	23,180,351
15,323,025	Residential Asset Securities Corporation, Series 2006-EMX5-A3	0.35%	#	07/25/2036	13,888,223
168,833	Residential Asset Securities Corporation, Series 2006-KS4-A3	0.34%	#	06/25/2036	168,856
37,100,000	Residential Asset Securities Corporation, Series 2007-KS3-AI3	0.44%	#	04/25/2037	33,893,633
7,783,636	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	6,182,347

5,605,719	Residential Asset Securitization Trust, Series 2005-A12-A7	4.81%	#I/F I/O	11/25/2035	733,539
4,489,676	Residential Asset Securitization Trust, Series 2005-A12-A8	0.74%	#	11/25/2035	3,378,723
17,300,786	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	14,410,343
3,098,732	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	2,795,066
7,801,276	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	7,239,943
7,819,072	Residential Asset Securitization Trust, Series 2005-A8CB-A2	4.81%	#I/F I/O	07/25/2035	1,119,222
7,256,282	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	5,473,145
1,243,487	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	1,027,118
10,496,117	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	7,746,544
10,316,165	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	7,344,687
21,519,863	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	17,059,742
18,603,267	Residential Asset Securitization Trust, Series 2006-A14C-2A6	0.64%	#	12/25/2036	5,594,514
41,054,619	Residential Asset Securitization Trust, Series 2006-A14C-2A7	6.36%	#I/F I/O	12/25/2036	13,962,491
10,152,335	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	8,355,808
7,028,858	Residential Asset Securitization Trust, Series 2006-A2-A4	6.00%		01/25/2046	5,785,052
1,175,445	Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	1,066,099
6,587,308	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	6,032,577
8,491,306	Residential Asset Securitization Trust, Series 2006-R1-A1	27.65%	#I/F	01/25/2046	14,457,296
48,517,950	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	40,634,559
1,406,218	Residential Asset Securitization Trust, Series 2007-A3-1A2	44.95%	#I/F	04/25/2037	3,048,444
26,038,092	Residential Asset Securitization Trust, Series 2007-A5-1A4	5.91%	#I/F I/O	05/25/2037	5,854,092
6,721,274	Residential Asset Securitization Trust, Series 2007-A5-1A6	0.59%	#	05/25/2037	1,708,931
11,166,793	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	9,844,957
4,893,835	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	4,314,542
19,426,563	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	17,546,790
12,073,246	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	8,934,226
23,530,100	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	17,412,321
3,112,249	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	3,139,332
5,778,008	Residential Funding Mortgage Securities Trust, Series 2005-S9-A10	6.25%		12/25/2035	5,653,969
15,006,661	Residential Funding Mortgage Securities Trust, Series 2005-S9-A6	5.75%		12/25/2035	15,139,845
1,115,497	Residential Funding Mortgage Securities Trust, Series 2005-S9-A8	5.50%		12/25/2035	1,102,662
19,266,095	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	17,535,557
34,523,047	Residential Funding Mortgage Securities Trust, Series 2006-S11-A1	6.00%		11/25/2036	32,504,416
6,350,028	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	5,858,549
434,750	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	401,101
10,260,526	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	9,827,280
8,319,967	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	7,650,892
6,996,127	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	6,501,956
7,881,908	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	7,325,169
14,714,620	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	13,675,253
2,299,405	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	2,136,986
6,943,349	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	6,351,811
2,252,538	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	2,042,075
6,013,092	Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	5,451,265
47,759,294	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	44,788,380
13,840,832	Residential Funding Mortgage Securities Trust, Series 2007-S5-A8	6.00%		05/25/2037	12,979,849
8,080,692	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	7,563,374
39,865,942	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	36,256,480
16,622,138	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	15,066,905
7,214,085	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	6.03%	#	02/25/2037	6,460,509
15,478,201	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	3.04%	#	04/25/2037	13,595,990
32,000,000	RMAT LLC, Series 2015-RPL1-A1	3.97%	# ^	05/26/2020	32,030,051
65,261,806	Saxon Asset Securities Trust, Series 2006-3-A3	0.36%	#	10/25/2046	53,819,714
418,976,759	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	0.87%	# ^ ¥	02/25/2045	304,677,679
335,977	Sequoia Mortgage Trust, Series 2003-4-2A1	0.54%	#	07/20/2033	317,941
15,398,387	Sequoia Mortgage Trust, Series 2013-2-A	1.87%	#	02/25/2043	13,988,818
879,814	Solstice Ltd., Series 2003-3A-A2	1.39%	# ^	09/15/2033	879,902
14,484,161	Soundview Home Equity Loan Trust, Series 2007-NS1-A2	0.33%	#	01/25/2037	14,224,358
118,132,750	Springleaf Mortgage Loan Trust, Series 2013-1A-B3F	6.00%	# ^	06/25/2058	119,278,638
61,983,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B1	6.00%	# ^	12/25/2065	64,170,690
24,308,026	STARM Mortgage Loan Trust, Series 2007-2-1A1	2.67%	#	04/25/2037	20,616,658
12,998,944	STARM Mortgage Loan Trust, Series 2007-3-1A1	2.73%	#	06/25/2037	11,865,150
11,221,802	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	2.44%	#	09/25/2034	11,035,104
4,333,432	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	5.26%	#	02/25/2036	3,343,472
101,388	Structured Asset Securities Corporation, Series 2003-18XS-A6	4.54%	#	06/25/2033	102,130
4,974,632	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.42%	#	07/25/2033	4,917,956
11,698,597	Structured Asset Securities Corporation, Series 2003-35-1A1	5.22%	#	12/25/2033	12,190,739
4,197,599	Structured Asset Securities Corporation, Series 2004-11XS-2A2	5.11%	#	06/25/2034	4,626,055
2,320,351	Structured Asset Securities Corporation, Series 2004-15-2A1	4.75%		09/25/2019	2,354,065
11,083,788	Structured Asset Securities Corporation, Series 2004-22-A2	5.06%	#	01/25/2035	11,494,204
30,481,514	Structured Asset Securities Corporation, Series 2005-10-1A1	5.75%		06/25/2035	29,972,823
4,013,754	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	4,145,377
7,661,954	Structured Asset Securities Corporation, Series 2005-13-3A1	6.00%		09/25/2035	6,654,437
2,447,704	Structured Asset Securities Corporation, Series 2005-14-1A1	0.49%	#	07/25/2035	2,169,255
915,370	Structured Asset Securities Corporation, Series 2005-14-1A4	23.69%	#I/F	07/25/2035	1,241,380
50,239,549	Structured Asset Securities Corporation, Series 2005-14-4A1	5.75%		07/25/2035	52,033,704
5,021,858	Structured Asset Securities Corporation, Series 2005-15-1A1	5.50%		08/25/2035	5,285,611
9,177,111	Structured Asset Securities Corporation, Series 2005-15-2A7	5.50%		08/25/2035	9,089,534
16,330,303	Structured Asset Securities Corporation, Series 2005-15-3A1	4.94%	#	08/25/2035	16,142,358
9,766,825	Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	9,890,556
11,563,244	Structured Asset Securities Corporation, Series 2005-3-1A6	5.75%		03/25/2035	11,188,364
2,964,149	Structured Asset Securities Corporation, Series 2005-6-4A1	5.00%		05/25/2035	3,015,707

1,512,053	Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	1,399,254
2,490,773	Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	1,984,533
1,268,728	Thornburg Mortgage Securities Trust, Series 2003-6-A2	1.19%	#	12/25/2033	1,179,041
9,189,724	Thornburg Mortgage Securities Trust, Series 2004-4-5A	2.52%	#	12/25/2044	8,790,890
25,982,135	Thornburg Mortgage Securities Trust, Series 2007-1-A1	2.07%	#	03/25/2037	24,785,970
6,500,599	Thornburg Mortgage Securities Trust, Series 2007-1-A2A	2.07%	#	03/25/2037	5,779,286
19,426,896	Towd Point Mortgage Trust, Series 2015-1-AE	3.00%	^	10/25/2053	19,512,588
18,437,011	Towd Point Mortgage Trust, Series 2015-1-AES	3.00%	^	10/25/2053	18,575,546
31,744,462	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	# ^	11/25/2060	31,277,025
9,957,840	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	9,374,500
4,695,411	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4-5A1	5.50%		06/25/2035	4,514,497
1,752,284	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB12	48.54%	#I/F	07/25/2035	3,484,873
5,674,326	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB6	0.79%	#	07/25/2035	4,547,382
1,844,787	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	1,780,730
1,917,893	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	1,546,754
23,960,934	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8-1A2	5.50%		10/25/2035	22,521,600
18,579,528	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-2A2	5.50%		11/25/2035	18,383,374
4,707,374	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-CX	5.50%	I/O	11/25/2035	1,122,184
7,389,576	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	6,776,817
3,741,964	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	3,431,676
3,178,264	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	2,914,710
4,152,452	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	3,587,370
7,599,498	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	6,045,682
13,803,886	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	10,981,502
8,384,436	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A5	6.45%	#	07/25/2036	4,620,277
5,163,997	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-9-A7	5.08%	#	10/25/2036	3,184,704
17,232,918	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-1A1	2.25%	#	09/25/2036	15,643,561
25,952,267	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15-1A	1.00%	#	11/25/2046	21,686,337
2,151,235	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6-2A3	4.44%	#	08/25/2036	1,956,245
21,127,171	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A2	6.00%		04/25/2037	18,097,704
21,609,461	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	18,510,837
16,029,676	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A3	6.00%		04/25/2037	13,777,715
13,462,966	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	12,741,230
692,347	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	38.36%	#I/F	06/25/2037	1,332,650
17,308,676	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	15,222,652
32,667,374	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3-4A1	2.41%	#	03/25/2037	31,027,570
30,865,913	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5-1A1	2.05%	#	05/25/2037	27,075,640
26,718,845	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6-2A3	2.26%	#	06/25/2037	24,100,799
3,192,589	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	2,823,223
14,017,955	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	12,396,148
12,086,544	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	10,688,191
19,809,240	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	17,517,410
95,943,542	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	93,972,190
13,612,579	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1	0.54%	#	06/25/2037	9,871,243
20,053,436	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2	6.46%	#I/F I/O	06/25/2037	4,885,749
1,358,043	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	1,241,736
32,400,645	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	31,580,795
12,872,984	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	12,547,253
21,378,232	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	19,536,925
12,501,687	Wells Fargo Alternative Loan Trust, Series 2007-PA3-4A3	6.50%		07/25/2037	10,306,766
162,910,112	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	158,443,117
971,223	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	999,556
25,990,422	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y-3A3	2.60%	#	11/25/2034	26,648,214
52,750,457	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	54,177,041
145,521	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4-A7	23.15%	#I/F	04/25/2035	157,176
4,459,029	Wells Fargo Mortgage Backed Securities Trust, Series 2005-8-A1	5.50%		10/25/2035	4,647,457
3,735,955	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.68%	#	10/25/2035	3,602,616
9,287,298	Wells Fargo Mortgage Backed Securities Trust, Series 2006-12-A3	6.00%		10/25/2036	9,081,779
11,301,111	Wells Fargo Mortgage Backed Securities Trust, Series 2006-14-A1	6.00%		10/25/2036	11,333,308
13,503,680	Wells Fargo Mortgage Backed Securities Trust, Series 2006-15-A1	6.00%		11/25/2036	13,085,363
161,490	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-1A4	18.87%	#I/F	03/25/2036	220,821
7,728,227	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	7,914,234
31,672,751	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A11	5.50%		03/25/2036	32,966,979
6,499,817	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A6	5.50%		03/25/2036	6,621,874
501,335	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-2A2	5.50%		04/25/2036	489,253
6,587,777	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A1	0.59%	#	05/25/2036	5,482,770
6,587,777	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A2	6.91%	#I/F I/O	05/25/2036	1,363,364
2,711,956	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A1	0.00%	P/O	08/25/2036	1,379,230
2,711,956	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A2	6.00%	I/O	08/25/2036	532,179
16,342,625	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	2.50%	#	09/25/2036	15,325,378
8,723,635	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	2.63%	#	09/25/2036	8,282,550
9,058,874	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	5.68%	#	04/25/2036	9,001,088
3,161,234	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A18	6.00%		07/25/2037	3,164,622
5,693,562	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	5,465,729
3,218,681	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A14	6.00%		08/25/2037	3,184,755
6,424,153	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A36	6.00%		08/25/2037	6,356,439
4,565,446	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	4,517,323
56,583,859	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	57,924,161
34,065,545	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A1	6.00%		03/25/2037	33,593,021
1,971,478	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A18	5.75%		03/25/2037	1,929,090
4,440,290	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A9	6.00%		03/25/2037	4,378,699
2,189,720	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-3A2	5.25%		03/25/2037	2,250,283

3,441,005	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A3	6.00%		04/25/2037	3,484,965
3,490,471	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A11	6.50%		04/25/2037	3,496,342
13,408,097	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A15	6.00%		04/25/2037	13,207,840
7,908,703	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A3	6.00%		04/25/2037	7,790,583
8,340,787	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A8	6.00%		04/25/2037	8,216,213
2,132,412	Wells Fargo Mortgage Backed Securities Trust, Series 2007-5-1A6	23.70%	#I/F	05/25/2037	3,018,323
10,085,652	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A4	6.00%		05/25/2037	10,074,971
4,819,415	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A6	6.00%		05/25/2037	4,814,311
15,128,312	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	15,199,884
1,052,144	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	1,047,333
34,067,844	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	34,229,019
9,190,502	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	9,233,982
3,138,036	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43	0.69%	#	06/25/2037	2,728,952
8,573,047	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	8,613,606
3,629,374	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8	0.69%	#	06/25/2037	3,156,238
1,637,274	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9	37.88%	#I/F	06/25/2037	2,747,579
2,461,299	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A13	0.56%	#	07/25/2037	2,125,263
2,461,299	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A14	38.66%	#I/F	07/25/2037	4,310,454
39,996,115	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A16	6.00%		07/25/2037	40,551,321
26,688,792	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A2	6.00%		07/25/2037	26,511,445
3,773,020	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A20	6.00%		07/25/2037	3,825,395
16,886,295	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A22	6.00%		07/25/2037	17,120,719
11,732,175	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A3	6.00%		07/25/2037	11,654,215
14,398,259	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-2A9	6.00%		07/25/2037	14,724,372
71,441,614	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	6.00%	#	12/28/2037	70,340,270
13,278,704	Wells Fargo Mortgage Loan Trust, Series 2012-RR1-A1	2.85%	# ^	08/27/2037	13,338,347

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $10,714,810,038)					10,752,864,722

US Government / Agency Mortgage Backed Obligations - 53.1%
16,855,231	Federal Home Loan Mortgage Corporation, Pool C03490	4.50%		08/01/2040	18,241,021
88,787,328	Federal Home Loan Mortgage Corporation, Pool C91388	3.50%		02/01/2032	92,510,643
45,970,507	Federal Home Loan Mortgage Corporation, Pool C91403	3.50%		03/01/2032	47,898,287
46,146,922	Federal Home Loan Mortgage Corporation, Pool C91413	3.50%		12/01/2031	48,086,837
22,919,240	Federal Home Loan Mortgage Corporation, Pool C91417	3.50%		01/01/2032	23,879,476
92,382,213	Federal Home Loan Mortgage Corporation, Pool C91447	3.50%		05/01/2032	96,311,719
98,570,560	Federal Home Loan Mortgage Corporation, Pool C91594	3.00%		01/01/2033	100,141,286
28,367,902	Federal Home Loan Mortgage Corporation, Pool C91596	3.00%		02/01/2033	28,820,684
15,643,796	Federal Home Loan Mortgage Corporation, Pool D98901	3.50%		01/01/2032	16,301,819
44,411,549	Federal Home Loan Mortgage Corporation, Pool D98923	3.50%		01/01/2032	46,281,251
37,194,388	Federal Home Loan Mortgage Corporation, Pool D99724	3.00%		11/01/2032	37,788,785
41,967,499	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	46,679,052
9,275,717	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	10,202,895
24,546,031	Federal Home Loan Mortgage Corporation, Pool G06172	5.50%		12/01/2038	27,474,553
33,387,410	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	37,776,982
45,752,014	Federal Home Loan Mortgage Corporation, Pool G07011	6.00%		05/01/2040	51,761,975
34,137,628	Federal Home Loan Mortgage Corporation, Pool G07801	4.00%		10/01/2044	36,246,647
69,647,154	Federal Home Loan Mortgage Corporation, Pool G07862	4.00%		01/01/2044	73,917,917
77,109,715	Federal Home Loan Mortgage Corporation, Pool G07905	4.00%		01/01/2042	81,755,560
106,709,250	Federal Home Loan Mortgage Corporation, Pool G08534	3.00%		06/01/2043	106,137,893
34,146,776	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	33,955,687
93,583,960	Federal Home Loan Mortgage Corporation, Pool G08614	3.00%		11/01/2044	92,945,258
109,568,762	Federal Home Loan Mortgage Corporation, Pool G08619	3.00%		12/01/2044	108,820,965
141,162,236	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	140,198,816
262,591,955	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	260,799,789
135,759,288	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	134,832,743
336,012,039	Federal Home Loan Mortgage Corporation, Pool G08635	3.00%		04/01/2045	333,718,788
97,957,985	Federal Home Loan Mortgage Corporation, Pool G08640	3.00%		05/01/2045	97,289,431
500,010,000	Federal Home Loan Mortgage Corporation, Pool G08648	3.00%		06/01/2045	496,597,477
162,898,230	Federal Home Loan Mortgage Corporation, Pool J22834	2.50%		03/01/2028	166,189,981
158,911,079	Federal Home Loan Mortgage Corporation, Pool Q16672	3.00%		03/01/2043	158,114,432
10,196,913	Federal Home Loan Mortgage Corporation, Pool Q23595	4.00%		12/01/2043	10,854,801
13,337,988	Federal Home Loan Mortgage Corporation, Pool Q24052	4.00%		01/01/2044	14,195,893
11,298,586	Federal Home Loan Mortgage Corporation, Pool Q24172	4.00%		01/01/2044	12,031,407
9,099,268	Federal Home Loan Mortgage Corporation, Pool Q24979	4.00%		02/01/2044	9,689,506
78,795,223	Federal Home Loan Mortgage Corporation, Pool Q31596	3.50%		02/01/2045	81,063,381
26,860,549	Federal Home Loan Mortgage Corporation, Pool Q32861	3.50%		04/01/2045	27,633,097
71,790,439	Federal Home Loan Mortgage Corporation, Pool Q32921	3.50%		04/01/2045	73,858,532
14,913,889	Federal Home Loan Mortgage Corporation, Pool T60392	4.00%		10/01/2041	15,474,227
12,818,535	Federal Home Loan Mortgage Corporation, Pool T60681	4.00%		05/01/2042	13,300,206
35,851,389	Federal Home Loan Mortgage Corporation, Pool T60782	3.50%		07/01/2042	36,384,831
55,315,840	Federal Home Loan Mortgage Corporation, Pool T60853	3.50%		09/01/2042	56,132,918
48,024,968	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	48,739,524
5,119,086	Federal Home Loan Mortgage Corporation, Pool T65110	3.50%		10/01/2042	5,195,256
12,540,226	Federal Home Loan Mortgage Corporation, Pool T69016	5.00%		06/01/2041	13,541,638
844,930	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	899,112
3,258,721	Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	3,570,133
1,936,321	Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	2,142,514
74,702,300	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	74,490,987
1,022,957	Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	1,092,593
137,766,408	Federal Home Loan Mortgage Corporation, Series 269-30	3.00%		08/15/2042	137,392,388
60,923,146	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	60,753,499
6,722,923	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	7,478,909

167,061,289	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09	/15/2042	166,622,556
27,040,215	Federal Home Loan Mortgage Corporation, Series 2819-MS	6.28%	#I/F I/O	06	/15/2040	4,869,510
13,652,845	Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07	/15/2034	15,283,711
40,841,568	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10	/15/2042	40,715,361
10,849,425	Federal Home Loan Mortgage Corporation, Series 2898-JZ	5.00%		12	/15/2034	12,168,368
21,176,975	Federal Home Loan Mortgage Corporation, Series 2899-AZ	5.00%		12	/15/2034	23,542,708
16,746,745	Federal Home Loan Mortgage Corporation, Series 2909-Z	5.00%		12	/15/2034	18,524,638
30,960,927	Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02	/15/2035	34,311,936
2,819,156	Federal Home Loan Mortgage Corporation, Series 2990-JL	6.46%	#I/F I/O	03	/15/2035	345,052
9,389,658	Federal Home Loan Mortgage Corporation, Series 3002-SN	6.31%	#I/F I/O	07	/15/2035	1,690,636
6,272,590	Federal Home Loan Mortgage Corporation, Series 3030-SL	5.91%	#I/F I/O	09	/15/2035	896,613
1,911,798	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.54%	#I/F I/O	10	/15/2035	368,436
16,199,021	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02	/15/2036	18,268,405
3,810,952	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02	/15/2036	4,071,888
8,601,988	Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01	/15/2036	9,508,401
2,048,173	Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07	/15/2036	2,265,531
5,231,588	Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07	/15/2036	5,796,149
7,965,237	Federal Home Loan Mortgage Corporation, Series 3203-SE	6.31%	#I/F I/O	08	/15/2036	1,384,533
13,475,225	Federal Home Loan Mortgage Corporation, Series 3203-Z	5.00%		07	/15/2036	14,880,004
21,351,589	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07	/15/2036	23,577,471
9,009,403	Federal Home Loan Mortgage Corporation, Series 3261-SA	6.24%	#I/F I/O	01	/15/2037	1,678,515
7,989,168	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11	/15/2036	8,685,596
12,158,123	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.89%	#I/F I/O	02	/15/2037	1,658,587
7,365,412	Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05	/15/2037	8,166,006
21,853,985	Federal Home Loan Mortgage Corporation, Series 3326-GS	6.46%	#I/F I/O	06	/15/2037	3,019,696
2,262,425	Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07	/15/2037	2,540,361
20,318,170	Federal Home Loan Mortgage Corporation, Series 3355-BI	5.86%	#I/F I/O	08	/15/2037	3,321,208
1,974,837	Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09	/15/2037	2,224,900
6,574,668	Federal Home Loan Mortgage Corporation, Series 3405-ZG	5.50%		01	/15/2038	7,253,536
9,278,192	Federal Home Loan Mortgage Corporation, Series 3417-SI	5.99%	#I/F I/O	02	/15/2038	1,049,721
12,834,809	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.46%	#I/F I/O	03	/15/2038	1,336,643
2,107,611	Federal Home Loan Mortgage Corporation, Series 3423-SG	5.46%	#I/F I/O	03	/15/2038	234,803
2,606,238	Federal Home Loan Mortgage Corporation, Series 3451-S	5.84%	#I/F I/O	02	/15/2037	363,921
3,055,929	Federal Home Loan Mortgage Corporation, Series 3455-SC	5.87%	#I/F I/O	06	/15/2038	360,479
2,102,834	Federal Home Loan Mortgage Corporation, Series 3473-SM	5.88%	#I/F I/O	07	/15/2038	297,493
11,030,768	Federal Home Loan Mortgage Corporation, Series 3484-SE	5.66%	#I/F I/O	08	/15/2038	1,770,355
9,908,351	Federal Home Loan Mortgage Corporation, Series 3519-SD	5.36%	#I/F I/O	02	/15/2038	1,522,071
3,862,667	Federal Home Loan Mortgage Corporation, Series 3524-LB	4.79%	#	06	/15/2038	3,913,898
196,599	Federal Home Loan Mortgage Corporation, Series 3530-GZ	4.50%		05	/15/2039	196,437
15,866,981	Federal Home Loan Mortgage Corporation, Series 3541-EI	6.56%	#I/F I/O	06	/15/2039	2,793,176
4,542,039	Federal Home Loan Mortgage Corporation, Series 3545-SA	5.96%	#I/F I/O	06	/15/2039	481,708
1,889,479	Federal Home Loan Mortgage Corporation, Series 3549-SA	5.61%	#I/F I/O	07	/15/2039	189,849
17,381,467	Federal Home Loan Mortgage Corporation, Series 3577-LS	7.01%	#I/F I/O	08	/15/2035	3,575,177
4,130,879	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.81%	#I/F I/O	10	/15/2049	497,870
5,279,875	Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10	/15/2039	5,727,518
34,086,173	Federal Home Loan Mortgage Corporation, Series 3606-CS	6.16%	#I/F I/O	12	/15/2039	7,295,089
8,688,014	Federal Home Loan Mortgage Corporation, Series 3616-SG	6.16%	#I/F I/O	03	/15/2032	1,371,859
14,634,233	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08	/15/2036	16,093,697
3,408,391	Federal Home Loan Mortgage Corporation, Series 3631-SE	6.21%	#I/F I/O	05	/15/2039	200,229
19,860,464	Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02	/15/2036	22,474,111
20,117,326	Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11	/15/2037	22,083,282
41,855,741	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08	/15/2036	46,321,226
5,415,815	Federal Home Loan Mortgage Corporation, Series 3667-SB	6.26%	#I/F I/O	05	/15/2040	648,739
16,173,963	Federal Home Loan Mortgage Corporation, Series 3702-SG	5.86%	#I/F I/O	08	/15/2032	2,499,427
6,831,595	Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00%	I/O	12	/15/2036	1,083,310
3,741,293	Federal Home Loan Mortgage Corporation, Series 3712-SG	24.08%	#I/F	08	/15/2040	5,870,755
12,391,056	Federal Home Loan Mortgage Corporation, Series 3724-CM	5.50%		06	/15/2037	13,907,287
119,072,956	Federal Home Loan Mortgage Corporation, Series 3725-CS	5.81%	#I/F I/O	05	/15/2040	18,193,991
39,313,676	Federal Home Loan Mortgage Corporation, Series 3726-SA	5.86%	#I/F I/O	09	/15/2040	6,255,101
98,000,000	Federal Home Loan Mortgage Corporation, Series 3738-BP	4.00%		12	/15/2038	104,658,659
5,263,251	Federal Home Loan Mortgage Corporation, Series 3741-SC	9.63%	#I/F	10	/15/2040	5,662,003
238,477	Federal Home Loan Mortgage Corporation, Series 3745-SY	9.63%	#I/F	10	/15/2040	243,842
31,688,953	Federal Home Loan Mortgage Corporation, Series 3752-BS	9.63%	#I/F	11	/15/2040	33,232,221
1,315,228	Federal Home Loan Mortgage Corporation, Series 3758-SM	9.63%	#I/F	11	/15/2040	1,295,168
15,020,849	Federal Home Loan Mortgage Corporation, Series 3768-ZX	5.00%		12	/15/2040	16,930,097
14,627,315	Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12	/15/2030	15,582,508
18,761,630	Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12	/15/2030	19,911,746
27,313,591	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12	/15/2040	28,183,393
24,250,000	Federal Home Loan Mortgage Corporation, Series 3779-LB	4.00%		12	/15/2030	25,747,765
2,647,481	Federal Home Loan Mortgage Corporation, Series 3779-SH	9.43%	#I/F	12	/15/2040	2,809,716
3,500,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12	/15/2030	3,707,585
15,000,000	Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01	/15/2031	16,460,475
13,350,882	Federal Home Loan Mortgage Corporation, Series 3786-SG	9.13%	#I/F	01	/15/2041	13,318,132
11,731,674	Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01	/15/2031	12,149,844
10,872,369	Federal Home Loan Mortgage Corporation, Series 3790-Z	4.00%		01	/15/2041	11,426,034
11,928,828	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01	/15/2041	12,383,716
702,536	Federal Home Loan Mortgage Corporation, Series 3798-SD	9.23%	#I/F	12	/15/2040	713,789
18,869,327	Federal Home Loan Mortgage Corporation, Series 3800-VZ	4.50%		02	/15/2041	20,781,328
12,895,023	Federal Home Loan Mortgage Corporation, Series 3803-ZM	4.00%		02	/15/2041	13,830,009
72,301,150	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07	/15/2034	81,371,438
18,000,000	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02	/15/2031	18,666,090
15,277,557	Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02	/15/2031	15,845,569

11,282,526	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	12,326,893
20,202,465	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	22,352,654
35,500,000	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	37,607,883
3,350,433	Federal Home Loan Mortgage Corporation, Series 3828-SW	12.64%	#I/F	02/15/2041	4,482,291
15,404,607	Federal Home Loan Mortgage Corporation, Series 3829-VZ	4.00%		03/15/2041	16,055,090
6,155,453	Federal Home Loan Mortgage Corporation, Series 3843-PZ	5.00%		04/15/2041	7,174,849
1,913,950	Federal Home Loan Mortgage Corporation, Series 3845-LS	12.79%	#I/F	03/15/2041	1,903,539
60,543,617	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	66,541,976
10,229,000	Federal Home Loan Mortgage Corporation, Series 3870-PB	4.50%		06/15/2041	11,141,422
76,104,353	Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	86,936,133
35,519,927	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	37,059,467
26,913,271	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	28,945,478
12,378,000	Federal Home Loan Mortgage Corporation, Series 3877-GY	4.50%		06/15/2041	13,262,185
54,654,922	Federal Home Loan Mortgage Corporation, Series 3877-ZU	4.50%		06/15/2041	59,583,402
30,986,477	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	33,261,426
19,077,489	Federal Home Loan Mortgage Corporation, Series 3888-ZU	4.50%		06/15/2041	20,731,412
15,479,361	Federal Home Loan Mortgage Corporation, Series 3900-SB	5.78%	#I/F I/O	07/15/2041	2,248,694
41,430,247	Federal Home Loan Mortgage Corporation, Series 3901-VZ	4.00%		07/15/2041	42,825,867
21,794,120	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	23,747,800
9,686,276	Federal Home Loan Mortgage Corporation, Series 3910-ZE	5.00%		10/15/2034	10,627,365
12,330,000	Federal Home Loan Mortgage Corporation, Series 3919-KL	4.50%		09/15/2041	13,462,954
28,010,812	Federal Home Loan Mortgage Corporation, Series 3919-ZJ	4.00%		09/15/2041	28,440,820
6,208,649	Federal Home Loan Mortgage Corporation, Series 3942-JZ	4.00%		10/15/2041	6,449,243
11,576,855	Federal Home Loan Mortgage Corporation, Series 3944-AZ	4.00%		10/15/2041	12,129,754
11,743,440	Federal Home Loan Mortgage Corporation, Series 3946-SM	14.14%	#I/F	10/15/2041	12,985,667
7,933,896	Federal Home Loan Mortgage Corporation, Series 3957-DZ	3.50%		11/15/2041	7,756,316
10,000,000	Federal Home Loan Mortgage Corporation, Series 3964-VM	4.00%		11/15/2034	10,587,935
49,998,465	Federal Home Loan Mortgage Corporation, Series 3969-AB	4.00%		10/15/2033	52,753,681
11,268,310	Federal Home Loan Mortgage Corporation, Series 3982-AZ	3.50%		01/15/2042	11,192,012
56,616,497	Federal Home Loan Mortgage Corporation, Series 3990-ZA	3.50%		01/15/2042	55,795,671
17,135,662	Federal Home Loan Mortgage Corporation, Series 3999-EZ	4.00%		02/15/2042	18,049,310
47,979,854	Federal Home Loan Mortgage Corporation, Series 3999-ZB	4.00%		02/15/2042	49,223,300
27,204,495	Federal Home Loan Mortgage Corporation, Series 4016-KZ	4.00%		03/15/2042	27,657,450
30,231,745	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	29,185,470
67,636,312	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	69,544,840
67,389,136	Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00%		07/15/2042	69,607,182
14,462,392	Federal Home Loan Mortgage Corporation, Series 4097-TG	2.00%		05/15/2039	14,202,300
38,031,103	Federal Home Loan Mortgage Corporation, Series 4097-ZA	3.50%		08/15/2042	37,023,336
97,063,000	Federal Home Loan Mortgage Corporation, Series 4109-GE	4.50%		10/15/2041	105,142,815
52,334,145	Federal Home Loan Mortgage Corporation, Series 4109-KD	3.00%		05/15/2032	53,679,054
5,500,926	Federal Home Loan Mortgage Corporation, Series 4121-AV	3.00%		12/15/2035	5,463,790
78,598,909	Federal Home Loan Mortgage Corporation, Series 4160-HP	2.50%		01/15/2033	79,871,897
27,283,665	Federal Home Loan Mortgage Corporation, Series 4162-ZJ	3.00%		02/15/2033	26,172,906
39,005,242	Federal Home Loan Mortgage Corporation, Series 4174-Z	3.50%		03/15/2043	38,568,344
96,602,738	Federal Home Loan Mortgage Corporation, Series 4179-AZ	4.00%		01/15/2041	101,203,057
28,867,132	Federal Home Loan Mortgage Corporation, Series 4183-ZB	3.00%		03/15/2043	26,921,473
23,723,161	Federal Home Loan Mortgage Corporation, Series 4186-ZJ	3.00%		03/15/2033	22,261,019
13,000,000	Federal Home Loan Mortgage Corporation, Series 4189-ML	3.00%		04/15/2038	12,568,042
209,834,277	Federal Home Loan Mortgage Corporation, Series 4212-US	5.18%	#I/F	06/15/2043	198,710,438
91,372,465	Federal Home Loan Mortgage Corporation, Series 4223-US	5.21%	#I/F	07/15/2043	84,087,658
27,055,368	Federal Home Loan Mortgage Corporation, Series 4229-TZ	3.00%		06/15/2043	24,796,366
20,115,157	Federal Home Loan Mortgage Corporation, Series 4250-BZ	3.00%		09/15/2033	18,935,594
19,956,580	Federal Home Loan Mortgage Corporation, Series 4267-BZ	4.00%		10/15/2040	20,729,080
125,230,155	Federal Home Loan Mortgage Corporation, Series 4323-GA	3.00%		06/15/2040	129,350,790
45,473,836	Federal Home Loan Mortgage Corporation, Series 4360-KA	3.00%		05/15/2040	46,593,470
75,578,167	Federal Home Loan Mortgage Corporation, Series 4375-CG	3.00%		04/15/2039	78,179,038
13,841,322	Federal Home Loan Mortgage Corporation, Series 4376-GZ	3.00%		08/15/2044	12,183,865
44,004,910	Federal Home Loan Mortgage Corporation, Series 4377-LZ	3.00%		08/15/2044	38,820,560
53,510,720	Federal Home Loan Mortgage Corporation, Series 4377-UZ	3.00%		08/15/2044	49,363,907
36,442,832	Federal Home Loan Mortgage Corporation, Series 4384-A	3.00%		12/15/2040	36,961,268
24,053,814	Federal Home Loan Mortgage Corporation, Series 4384-ZY	3.00%		09/15/2044	21,092,104
10,034,886	Federal Home Loan Mortgage Corporation, Series 4386-US	7.82%	#I/F	09/15/2044	9,875,668
301,591,767	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	309,029,623
121,908,976	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00%		09/15/2044	109,823,530
79,496,082	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	81,243,207
106,491,419	Federal Home Loan Mortgage Corporation, Series 4408-PB	3.00%		04/15/2044	107,910,044
34,426,419	Federal Home Loan Mortgage Corporation, Series 4419-TB	3.00%		02/15/2040	35,295,910
158,651,071	Federal Home Loan Mortgage Corporation, Series 4427-CE	3.00%		02/15/2034	163,898,535
93,589,259	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	96,778,734
53,358,710	Federal Home Loan Mortgage Corporation, Series 4427-PS	5.41%	#I/F I/O	07/15/2044	9,498,491
80,661,868	Federal Home Loan Mortgage Corporation, Series 4429-HA	3.00%		04/15/2034	83,629,782
23,230,864	Federal Home Loan Mortgage Corporation, Series 4434-LZ	3.00%		02/15/2045	20,532,494
27,576,677	Federal Home Loan Mortgage Corporation, Series 4438-B	3.00%		10/15/2043	28,092,002
8,686,323	Federal Home Loan Mortgage Corporation, Series 4441-VZ	3.00%		02/15/2045	7,672,842
81,829,710	Federal Home Loan Mortgage Corporation, Series 4444-CH	3.00%		01/15/2041	84,193,852
81,236,806	Federal Home Loan Mortgage Corporation, Series 4447-A	3.00%		06/15/2041	83,223,127
7,556,391	Federal Home Loan Mortgage Corporation, Series 4450-JZ	3.00%		03/15/2045	6,646,760
6,571,299	Federal Home Loan Mortgage Corporation, Series 4461-LZ	3.00%		03/15/2045	5,920,635
7,750,608	Federal Home Loan Mortgage Corporation, Series 4462-ZA	3.00%		04/15/2045	6,952,799
45,225,281	Federal Home Loan Mortgage Corporation, Series 4463-ZC	3.00%		04/15/2045	41,003,185
25,125,156	Federal Home Loan Mortgage Corporation, Series 4467-ZA	3.00%		04/15/2045	22,594,664
223,382,550	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	226,538,052

194,243,518	Federal Home Loan Mortgage Corporation, Series 4471-BC	3.00%		12/15/2041	196,987,401
173,662,673	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	174,304,877
78,000,000	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	78,789,750
327,591,054	Federal Home Loan Mortgage Corporation, Series 4483-CA	3.00%		06/15/2044	331,071,709
15,000,000	Federal Home Loan Mortgage Corporation, Series 4484-ZL	3.00%		06/15/2045	13,260,938
141,651,380	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	158,790,913
41,066,507	Federal National Mortgage Assocation, Series 2013-82-SH	5.86%	#I/F I/O	12/25/2042	7,684,755
27,711,962	Federal National Mortgage Association, Pool AS3456	3.00%		10/01/2034	28,187,660
63,058,174	Federal National Mortgage Association, Pool AS3666	3.00%		10/01/2034	64,139,095
48,897,228	Federal National Mortgage Association, Pool AS4212	3.00%		01/01/2035	49,738,761
77,865,958	Federal National Mortgage Association, Pool AS4281	3.00%		01/01/2035	79,204,849
58,946,498	Federal National Mortgage Association, Pool AS4360	3.00%		01/01/2035	59,961,260
64,441,993	Federal National Mortgage Association, Pool AS4779	3.00%		04/01/2035	65,556,800
64,353,406	Federal National Mortgage Association, Pool AS4780	3.00%		04/01/2035	65,466,684
88,420,777	Federal National Mortgage Association, Pool AS4840	3.00%		04/01/2035	89,949,897
42,011,732	Federal National Mortgage Association, Pool AS4881	3.00%		05/01/2035	42,738,517
42,030,768	Federal National Mortgage Association, Pool AS4882	3.00%		05/01/2035	42,757,868
150,117,220	Federal National Mortgage Association, Pool MA2270	3.00%		05/01/2045	147,828,776
1,730,773	Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	1,866,714
2,699,949	Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	3,048,439
2,382,914	Federal National Mortgage Association, Series 2003-117-KS	6.91%	#I/F I/O	08/25/2033	168,094
31,302,693	Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	35,734,137
7,263,430	Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	8,036,339
3,572,243	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	3,945,239
23,010,916	Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	25,431,561
19,216,527	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	20,870,407
7,411,960	Federal National Mortgage Association, Series 2004-46-PJ	5.81%	#I/F I/O	03/25/2034	1,109,333
5,957,971	Federal National Mortgage Association, Series 2004-51-XP	7.51%	#I/F I/O	07/25/2034	1,315,678
5,000,000	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	5,563,360
4,300,612	Federal National Mortgage Association, Series 2004-W4-A5	5.50%		06/25/2034	4,534,550
555,707	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	597,298
1,816,514	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	1,943,620
14,985,605	Federal National Mortgage Association, Series 2005-87-SE	5.86%	#I/F I/O	10/25/2035	2,003,590
12,187,089	Federal National Mortgage Association, Series 2005-87-SG	6.51%	#I/F I/O	10/25/2035	2,354,832
9,608,784	Federal National Mortgage Association, Series 2006-101-SA	6.39%	#I/F I/O	10/25/2036	1,962,099
3,890,600	Federal National Mortgage Association, Series 2006-123-LI	6.13%	#I/F I/O	01/25/2037	740,335
4,955,192	Federal National Mortgage Association, Series 2006-16-HZ	5.50%		03/25/2036	5,418,044
17,414,354	Federal National Mortgage Association, Series 2006-56-SM	6.56%	#I/F I/O	07/25/2036	3,392,960
21,806,739	Federal National Mortgage Association, Series 2006-60-YI	6.38%	#I/F I/O	07/25/2036	5,030,749
2,692,746	Federal National Mortgage Association, Series 2006-93-SN	6.41%	#I/F I/O	10/25/2036	464,791
12,572,797	Federal National Mortgage Association, Series 2007-109-VZ	5.00%		10/25/2035	13,993,806
2,810,335	Federal National Mortgage Association, Series 2007-116-BI	6.06%	#I/F I/O	05/25/2037	419,534
15,889,264	Federal National Mortgage Association, Series 2007-14-PS	6.62%	#I/F I/O	03/25/2037	2,404,133
7,427,610	Federal National Mortgage Association, Series 2007-30-OI	6.25%	#I/F I/O	04/25/2037	1,604,360
1,952,962	Federal National Mortgage Association, Series 2007-30-SI	5.92%	#I/F I/O	04/25/2037	290,745
8,065,402	Federal National Mortgage Association, Series 2007-32-SG	5.91%	#I/F I/O	04/25/2037	1,161,503
6,881,373	Federal National Mortgage Association, Series 2007-57-SX	6.43%	#I/F I/O	10/25/2036	1,107,137
12,067,493	Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	13,765,335
4,628,306	Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	5,108,048
7,940,532	Federal National Mortgage Association, Series 2007-75-ID	5.68%	#I/F I/O	08/25/2037	1,405,883
338,508	Federal National Mortgage Association, Series 2007-93-SB	3.96%	#I/F I/O	01/25/2036	3,905
3,511,920	Federal National Mortgage Association, Series 2007-9-SD	6.46%	#I/F I/O	03/25/2037	482,996
3,215,819	Federal National Mortgage Association, Series 2008-27-B	5.50%		04/25/2038	3,517,392
10,470,863	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	11,366,400
18,999,148	Federal National Mortgage Association, Series 2008-48-BE	5.00%		06/25/2034	20,599,645
4,489,726	Federal National Mortgage Association, Series 2008-48-SD	5.81%	#I/F I/O	06/25/2037	492,240
4,638,311	Federal National Mortgage Association, Series 2008-53-LI	5.96%	#I/F I/O	07/25/2038	563,439
5,078,999	Federal National Mortgage Association, Series 2008-57-SE	5.81%	#I/F I/O	02/25/2037	603,830
2,464,565	Federal National Mortgage Association, Series 2008-5-MS	6.06%	#I/F I/O	02/25/2038	320,092
3,896,393	Federal National Mortgage Association, Series 2008-61-SC	5.81%	#I/F I/O	07/25/2038	566,756
4,374,041	Federal National Mortgage Association, Series 2008-62-SC	5.81%	#I/F I/O	07/25/2038	618,422
5,678,735	Federal National Mortgage Association, Series 2008-65-SA	5.81%	#I/F I/O	08/25/2038	652,373
8,736,631	Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	9,501,278
19,314,229	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	20,294,948
5,632,458	Federal National Mortgage Association, Series 2009-111-SE	6.06%	#I/F I/O	01/25/2040	701,939
1,533,074	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	1,694,708
11,633,356	Federal National Mortgage Association, Series 2009-42-SI	5.81%	#I/F I/O	06/25/2039	1,283,642
6,151,046	Federal National Mortgage Association, Series 2009-42-SX	5.81%	#I/F I/O	06/25/2039	967,495
5,782,786	Federal National Mortgage Association, Series 2009-47-SA	5.91%	#I/F I/O	07/25/2039	723,643
2,108,039	Federal National Mortgage Association, Series 2009-48-WS	5.76%	#I/F I/O	07/25/2039	250,190
12,662,778	Federal National Mortgage Association, Series 2009-49-S	6.56%	#I/F I/O	07/25/2039	1,978,692
2,009,747	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	2,115,155
3,956,577	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	4,326,976
4,905,171	Federal National Mortgage Association, Series 2009-70-SA	5.61%	#I/F I/O	09/25/2039	523,298
10,000,000	Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	10,856,735
8,001,315	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	8,415,952
25,204,900	Federal National Mortgage Association, Series 2009-85-ES	7.04%	#I/F I/O	01/25/2036	5,136,066
33,086,518	Federal National Mortgage Association, Series 2009-85-JS	6.56%	#I/F I/O	10/25/2039	7,539,789
7,438,742	Federal National Mortgage Association, Series 2009-90-IB	5.53%	#I/F I/O	04/25/2037	754,110
4,247,697	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	4,580,001
29,407,143	Federal National Mortgage Association, Series 2010-101-SA	4.29%	#I/F I/O	09/25/2040	3,856,482
20,943,554	Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	22,283,543

59,512,239	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	65,227,706
13,048,112	Federal National Mortgage Association, Series 2010-10-SA	6.16%	#I/F I/O	02/25/2040	2,336,193
6,799,878	Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	7,152,308
3,381,144	Federal National Mortgage Association, Series 2010-111-S	5.76%	#I/F I/O	10/25/2050	417,734
11,949,782	Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	12,556,472
7,139,994	Federal National Mortgage Association, Series 2010-117-SA	4.31%	#I/F I/O	10/25/2040	584,601
10,086,941	Federal National Mortgage Association, Series 2010-120-KD	4.00%		10/25/2040	10,584,550
55,484,267	Federal National Mortgage Association, Series 2010-121-SD	4.31%	#I/F I/O	10/25/2040	6,146,464
242,685	Federal National Mortgage Association, Series 2010-126-SU	52.98%	#I/F	11/25/2040	770,232
178,693	Federal National Mortgage Association, Series 2010-126-SX	14.45%	#I/F	11/25/2040	291,771
13,230,049	Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	14,424,253
11,536,872	Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	12,150,287
88,008	Federal National Mortgage Association, Series 2010-137-VS	14.45%	#I/F	12/25/2040	130,475
6,470,000	Federal National Mortgage Association, Series 2010-142-AV	4.00%		11/25/2029	6,696,389
18,460,645	Federal National Mortgage Association, Series 2010-142-AZ	4.00%		12/25/2040	19,290,054
31,027,433	Federal National Mortgage Association, Series 2010-148-SA	6.46%	#I/F I/O	01/25/2026	4,656,845
32,315,194	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	33,356,842
2,965,297	Federal National Mortgage Association, Series 2010-153-VB	4.00%		05/25/2027	2,989,026
24,512,368	Federal National Mortgage Association, Series 2010-16-SA	5.26%	#I/F I/O	03/25/2040	3,079,857
3,578,773	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	3,995,142
5,162,305	Federal National Mortgage Association, Series 2010-21-KS	4.76%	#I/F I/O	03/25/2040	514,873
2,321,387	Federal National Mortgage Association, Series 2010-2-GS	6.26%	#I/F I/O	12/25/2049	361,929
6,175,932	Federal National Mortgage Association, Series 2010-2-MS	6.06%	#I/F I/O	02/25/2050	1,156,619
7,990,805	Federal National Mortgage Association, Series 2010-31-SA	4.81%	#I/F I/O	04/25/2040	789,268
14,770,005	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	15,394,503
11,803,944	Federal National Mortgage Association, Series 2010-34-PS	4.74%	#I/F I/O	04/25/2040	1,324,892
2,834,864	Federal National Mortgage Association, Series 2010-35-ES	6.26%	#I/F I/O	04/25/2040	404,446
3,864,555	Federal National Mortgage Association, Series 2010-35-SV	6.26%	#I/F I/O	04/25/2040	488,845
4,456,038	Federal National Mortgage Association, Series 2010-46-MS	4.76%	#I/F I/O	05/25/2040	527,746
23,493,463	Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	26,070,097
5,515,843	Federal National Mortgage Association, Series 2010-4-SK	6.04%	#I/F I/O	02/25/2040	859,517
3,490,993	Federal National Mortgage Association, Series 2010-58-ES	11.99%	#I/F	06/25/2040	3,938,153
14,505,642	Federal National Mortgage Association, Series 2010-59-MS	5.58%	#I/F I/O	06/25/2040	2,422,486
30,670,762	Federal National Mortgage Association, Series 2010-59-PS	6.26%	#I/F I/O	03/25/2039	3,935,105
15,892,821	Federal National Mortgage Association, Series 2010-59-SC	4.81%	#I/F I/O	01/25/2040	1,823,495
3,239,491	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	3,423,851
1,975,715	Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	2,110,559
14,029,556	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	15,512,529
40,798,529	Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	45,195,203
15,040,230	Federal National Mortgage Association, Series 2010-79-CZ	4.00%		07/25/2040	15,636,899
36,559,856	Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	39,981,402
12,856,254	Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	13,669,990
25,712,452	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	27,339,922
29,131,202	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	31,034,038
3,485,403	Federal National Mortgage Association, Series 2010-90-SA	5.66%	#I/F I/O	08/25/2040	463,100
4,987,768	Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	5,242,149
8,668,587	Federal National Mortgage Association, Series 2010-99-SG	24.08%	#I/F	09/25/2040	14,005,936
6,857,965	Federal National Mortgage Association, Series 2010-9-DS	5.11%	#I/F I/O	02/25/2040	740,276
32,592,119	Federal National Mortgage Association, Series 2011-106-LZ	3.50%		10/25/2041	32,416,366
520,021	Federal National Mortgage Association, Series 2011-110-LS	9.73%	#I/F	11/25/2041	654,784
24,235,849	Federal National Mortgage Association, Series 2011-111-CZ	4.00%		11/25/2041	26,624,061
7,985,773	Federal National Mortgage Association, Series 2011-111-EZ	5.00%		11/25/2041	8,807,366
16,207,597	Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	17,389,949
30,000,000	Federal National Mortgage Association, Series 2011-131-PB	4.50%		12/25/2041	34,152,240
29,500,000	Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	31,210,749
38,800,000	Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	41,095,912
3,368,624	Federal National Mortgage Association, Series 2011-17-SA	6.28%	#I/F I/O	03/25/2041	458,271
11,000,000	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	11,226,479
4,744,126	Federal National Mortgage Association, Series 2011-27-BS	8.63%	#I/F	04/25/2041	4,894,183
56,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	59,330,908
17,893,242	Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	18,791,384
10,000,000	Federal National Mortgage Association, Series 2011-2-VD	4.00%		07/25/2027	10,361,505
59,248,491	Federal National Mortgage Association, Series 2011-32-X	4.00%		04/25/2041	61,536,401
14,885,258	Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	15,662,499
29,526,604	Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	30,857,132
7,863,691	Federal National Mortgage Association, Series 2011-38-BZ	4.00%		05/25/2041	8,086,434
8,748,233	Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	8,924,042
10,749,086	Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	11,315,300
22,098,766	Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	23,767,113
17,684,789	Federal National Mortgage Association, Series 2011-45-ZA	4.00%		05/25/2031	18,454,687
28,472,728	Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	30,619,828
10,282,823	Federal National Mortgage Association, Series 2011-48-SC	8.83%	#I/F	06/25/2041	10,694,825
22,586,362	Federal National Mortgage Association, Series 2011-58-SA	6.36%	#I/F I/O	07/25/2041	3,918,881
4,301,135	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	4,627,099
13,969,748	Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	14,440,906
15,749,376	Federal National Mortgage Association, Series 2011-63-ZE	4.00%		08/25/2038	16,257,860
42,983,975	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	46,082,626
11,925,064	Federal National Mortgage Association, Series 2011-74-KL	5.00%		06/25/2040	12,948,437
23,942,457	Federal National Mortgage Association, Series 2011-77-Z	3.50%		08/25/2041	23,934,628
21,787,531	Federal National Mortgage Association, Series 2011-8-AV	4.00%		01/25/2030	22,813,582
23,669,011	Federal National Mortgage Association, Series 2011-99-CZ	4.50%		10/25/2041	26,279,573
108,518,441	Federal National Mortgage Association, Series 2011-99-DZ	5.00%		10/25/2041	120,853,190

11,373,654	Federal National Mortgage Association, Series 2012-104-Z	3.50%		09/25/2042	10,876,415
11,598,376	Federal National Mortgage Association, Series 2012-111-LB	3.50%		05/25/2041	11,861,879
53,342,014	Federal National Mortgage Association, Series 2012-111-MJ	4.00%		04/25/2042	56,508,396
39,626,173	Federal National Mortgage Association, Series 2012-114-DC	2.00%		08/25/2039	39,359,806
149,193,381	Federal National Mortgage Association, Series 2012-122-AD	2.00%		02/25/2040	147,465,200
106,513,492	Federal National Mortgage Association, Series 2012-122-DB	3.00%		11/25/2042	105,556,095
116,448,408	Federal National Mortgage Association, Series 2012-125-LA	3.00%		11/25/2042	115,069,484
12,537,198	Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	14,096,869
81,373,169	Federal National Mortgage Association, Series 2012-144-PT	4.41%	#	11/25/2049	85,001,761
9,710,209	Federal National Mortgage Association, Series 2012-14-BZ	4.00%		03/25/2042	10,019,809
21,049,250	Federal National Mortgage Association, Series 2012-15-PZ	4.00%		03/25/2042	21,965,682
16,853,310	Federal National Mortgage Association, Series 2012-20-ZT	3.50%		03/25/2042	16,396,433
51,236,199	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	54,091,490
42,127,542	Federal National Mortgage Association, Series 2012-31-Z	4.00%		04/25/2042	42,784,268
19,972,890	Federal National Mortgage Association, Series 2012-63-EB	2.00%		08/25/2040	19,470,062
30,266,665	Federal National Mortgage Association, Series 2012-74-Z	4.00%		07/25/2042	31,096,244
15,596,139	Federal National Mortgage Association, Series 2012-80-EA	2.00%		04/25/2042	14,662,219
22,376,545	Federal National Mortgage Association, Series 2012-86-ZC	3.50%		08/25/2042	22,239,399
31,176,390	Federal National Mortgage Association, Series 2012-96-VZ	3.50%		09/25/2042	29,936,177
77,250,041	Federal National Mortgage Association, Series 2012-98-BG	4.50%		08/25/2040	83,077,900
96,019,738	Federal National Mortgage Association, Series 2012-99-QE	3.00%		09/25/2042	96,780,790
23,473,639	Federal National Mortgage Association, Series 2013-130-ZE	3.00%		01/25/2044	21,316,271
11,232,272	Federal National Mortgage Association, Series 2013-36-Z	3.00%		04/25/2043	10,177,657
24,831,521	Federal National Mortgage Association, Series 2013-41-ZH	3.00%		05/25/2033	24,021,033
19,292,416	Federal National Mortgage Association, Series 2013-51-HS	5.18%	#I/F	04/25/2043	17,090,148
9,482,588	Federal National Mortgage Association, Series 2013-53-AB	1.50%		03/25/2028	9,225,382
8,833,890	Federal National Mortgage Association, Series 2013-58-SC	5.72%	#I/F	06/25/2043	8,023,257
121,140,534	Federal National Mortgage Association, Series 2013-81-ZQ	3.00%		08/25/2043	109,274,758
24,163,323	Federal National Mortgage Association, Series 2013-8-Z	3.00%		02/25/2043	22,241,916
20,954,031	Federal National Mortgage Association, Series 2014-12-GZ	3.50%		03/25/2044	20,586,057
22,839,595	Federal National Mortgage Association, Series 2014-21-GZ	3.00%		04/25/2044	20,431,696
27,361,873	Federal National Mortgage Association, Series 2014-37-ZY	2.50%		07/25/2044	22,821,540
20,608,319	Federal National Mortgage Association, Series 2014-39-ZA	3.00%		07/25/2044	19,270,190
15,169,500	Federal National Mortgage Association, Series 2014-46-NZ	3.00%		06/25/2043	14,111,753
85,004,659	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	87,730,503
12,515,267	Federal National Mortgage Association, Series 2014-56-AD	3.00%		01/25/2040	12,683,090
51,869,610	Federal National Mortgage Association, Series 2014-60-EZ	3.00%		10/25/2044	46,103,084
36,614,029	Federal National Mortgage Association, Series 2014-61-ZV	3.00%		10/25/2044	32,501,010
30,876,619	Federal National Mortgage Association, Series 2014-64-NZ	3.00%		10/25/2044	27,481,086
174,702,912	Federal National Mortgage Association, Series 2014-65-CD	3.00%		06/25/2040	178,223,962
10,872,222	Federal National Mortgage Association, Series 2014-67-DZ	3.00%		10/25/2044	9,617,405
165,690,553	Federal National Mortgage Association, Series 2014-68-MA	3.00%		11/25/2040	168,517,068
34,756,756	Federal National Mortgage Association, Series 2014-68-MZ	3.00%		11/25/2044	30,596,563
71,289,323	Federal National Mortgage Association, Series 2014-73-CQ	3.00%		06/25/2040	72,718,888
19,620,553	Federal National Mortgage Association, Series 2014-77-VZ	3.00%		11/25/2044	17,491,419
39,166,925	Federal National Mortgage Association, Series 2014-82-YA	3.00%		04/25/2041	39,902,989
25,197,941	Federal National Mortgage Association, Series 2014-84-KZ	3.00%		12/25/2044	22,520,710
189,996,658	Federal National Mortgage Association, Series 2014-95-NA	3.00%		04/25/2041	195,170,457
199,061,558	Federal National Mortgage Association, Series 2014-M11-1A	3.22%	#	08/25/2024	204,264,330
65,383,708	Federal National Mortgage Association, Series 2015-11-A	3.00%		05/25/2034	67,608,781
155,094,824	Federal National Mortgage Association, Series 2015-21-G	3.00%		02/25/2042	159,092,781
28,746,107	Federal National Mortgage Association, Series 2015-42-CA	3.00%		03/25/2044	29,272,908
88,997,000	Federal National Mortgage Association, Series 2015-49-A	3.00%		03/25/2044	89,931,469
21,417,388	Federal National Mortgage Association, Series 400-S4	5.26%	#I/F I/O	11/25/2039	3,238,559
158,851,630	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	158,906,664
21,273,135	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	23,604,971
22,563,504	Federal National Mortgage Association Pass-Thru, Pool 735141	5.50%		01/01/2035	25,439,458
8,378,106	Federal National Mortgage Association Pass-Thru, Pool 735230	5.50%		02/01/2035	9,444,971
15,837,376	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	17,546,031
26,062,341	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	28,847,921
18,411,679	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	20,373,293
6,926,745	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	7,686,905
6,021,439	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	6,662,151
15,122,646	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	16,731,402
1,782,007	Federal National Mortgage Association Pass-Thru, Pool 745571	4.00%		01/01/2019	1,868,692
672,295	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	741,818
3,021,305	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	3,351,996
8,201,320	Federal National Mortgage Association Pass-Thru, Pool 889509	6.00%		05/01/2038	9,332,098
16,569,905	Federal National Mortgage Association Pass-Thru, Pool 889662	6.00%		06/01/2038	18,878,761
21,714,113	Federal National Mortgage Association Pass-Thru, Pool 890549	4.00%		11/01/2043	23,159,902
23,183,844	Federal National Mortgage Association Pass-Thru, Pool 890565	3.00%		11/01/2043	23,175,054
2,341,566	Federal National Mortgage Association Pass-Thru, Pool 929321	5.50%		03/01/2038	2,626,633
1,704,514	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	1,888,703
1,330,738	Federal National Mortgage Association Pass-Thru, Pool 961410	6.00%		01/01/2038	1,510,990
518,646	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	572,280
5,575,337	Federal National Mortgage Association Pass-Thru, Pool 982036	6.00%		05/01/2038	6,333,047
5,313,860	Federal National Mortgage Association Pass-Thru, Pool 985190	6.00%		08/01/2038	6,038,857
2,900,528	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%		08/01/2038	3,332,470
3,829,769	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%		09/01/2038	4,399,404
14,045,830	Federal National Mortgage Association Pass-Thru, Pool 995070	5.50%		08/01/2037	15,817,553
53,160,744	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	59,907,423
27,534,494	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	30,554,520

2,178,757	Federal National Mortgage Association Pass-Thru, Pool 995581	6.00%	01/01/2039	2,480,143
46,775,286	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%	08/01/2036	51,890,190
36,235,432	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%	01/01/2031	38,657,027
702,297	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%	09/01/2035	738,077
5,361,524	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%	10/01/2031	5,718,120
19,025,689	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%	11/01/2031	19,856,995
9,816,431	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%	11/01/2041	10,199,459
16,938,075	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%	11/01/2041	17,599,092
58,484,755	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%	01/01/2032	61,048,991
58,037,324	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%	01/01/2032	60,550,205
11,069,476	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%	05/01/2032	11,562,846
23,093,549	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%	05/01/2032	24,103,341
36,641,441	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%	05/01/2032	38,276,320
14,030,804	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%	05/01/2042	14,578,392
51,382,557	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%	08/01/2032	52,312,548
13,172,031	Federal National Mortgage Association Pass-Thru, Pool AB6280	3.00%	09/01/2042	13,113,799
21,984,242	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%	10/01/2032	22,383,759
64,247,554	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%	10/01/2032	65,414,885
30,858,932	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%	10/01/2032	31,416,958
166,160,498	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%	11/01/2042	166,097,364
125,005,353	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%	11/01/2042	124,958,406
102,132,325	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%	12/01/2032	103,989,091
44,025,270	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%	02/01/2043	43,830,927
53,949,879	Federal National Mortgage Association Pass-Thru, Pool AB7877	3.00%	02/01/2043	53,712,020
25,357,889	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%	02/01/2033	25,819,876
37,912,020	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%	02/01/2033	38,601,075
39,946,631	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%	03/01/2038	40,042,932
21,491,052	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%	04/01/2033	21,882,606
33,159,310	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%	04/01/2038	33,239,293
34,301,601	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%	05/01/2033	34,926,433
101,758,977	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%	05/01/2033	103,604,029
21,506,914	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%	05/01/2033	21,897,392
1,281,621	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%	06/01/2040	1,388,236
50,723,036	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%	02/01/2039	57,049,564
23,568,941	Federal National Mortgage Association Pass-Thru, Pool AD0500	5.50%	09/01/2036	26,591,295
1,328,347	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%	06/01/2030	1,444,238
2,527,980	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%	06/01/2040	2,794,764
1,806,579	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%	06/01/2040	2,005,373
16,269,909	Federal National Mortgage Association Pass-Thru, Pool AH0607	4.00%	12/01/2040	17,316,978
3,070,704	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%	12/01/2040	3,226,829
16,276,478	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%	01/01/2041	16,909,439
3,928,025	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%	02/01/2031	4,190,190
18,503,098	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%	04/01/2026	19,776,895
2,126,355	Federal National Mortgage Association Pass-Thru, Pool AI8889	4.00%	08/01/2041	2,205,721
9,812,609	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%	09/01/2041	10,176,801
2,923,988	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%	09/01/2041	3,033,303
5,268,720	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%	09/01/2041	5,472,362
19,496,733	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%	10/01/2041	20,256,296
10,155,695	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%	10/01/2041	10,551,766
5,292,420	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%	10/01/2041	5,499,832
58,205,696	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%	11/01/2041	60,474,807
14,793,515	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%	10/01/2041	15,367,915
2,637,264	Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%	11/01/2041	2,736,149
60,877,574	Federal National Mortgage Association Pass-Thru, Pool AJ5322	4.00%	11/01/2041	64,626,726
30,148,982	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%	12/01/2041	30,634,648
6,744,449	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%	12/01/2041	7,007,101
60,511,338	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%	01/01/2032	63,167,392
16,777,278	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%	02/01/2042	17,431,842
12,230,831	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%	02/01/2042	12,708,133
14,645,511	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%	03/01/2042	15,217,065
20,009,264	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%	03/01/2042	20,788,945
2,662,902	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%	03/01/2042	2,802,099
15,248,613	Federal National Mortgage Association Pass-Thru, Pool AL1485	6.00%	01/01/2040	17,364,400
8,281,545	Federal National Mortgage Association Pass-Thru, Pool AL1548	6.00%	07/01/2039	9,442,578
16,143,522	Federal National Mortgage Association Pass-Thru, Pool AL1554	6.00%	01/01/2040	18,353,593
31,962,872	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%	05/01/2041	36,414,942
43,534,260	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%	10/01/2040	49,553,791
13,608,854	Federal National Mortgage Association Pass-Thru, Pool AL1745	6.00%	03/01/2040	15,471,639
15,592,697	Federal National Mortgage Association Pass-Thru, Pool AL1793	6.00%	01/01/2041	17,755,166
125,728,779	Federal National Mortgage Association Pass-Thru, Pool AL3038	3.00%	01/01/2033	128,014,975
171,562,338	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%	06/01/2043	170,806,208
86,840,458	Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%	07/01/2043	86,457,545
8,674,153	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%	04/01/2026	9,284,575
17,330,478	Federal National Mortgage Association Pass-Thru, Pool AL4312	4.00%	10/01/2043	18,484,468
35,097,706	Federal National Mortgage Association Pass-Thru, Pool AL6075	3.50%	09/01/2053	35,489,960
44,433,481	Federal National Mortgage Association Pass-Thru, Pool AL6076	3.00%	06/01/2053	43,518,571
160,025,531	Federal National Mortgage Association Pass-Thru, Pool AL6141	4.00%	04/01/2042	170,381,696
91,355,600	Federal National Mortgage Association Pass-Thru, Pool AL6325	3.00%	10/01/2044	91,207,952
71,057,299	Federal National Mortgage Association Pass-Thru, Pool AL6486	4.50%	02/01/2045	77,013,893
155,152,891	Federal National Mortgage Association Pass-Thru, Pool AL6538	4.50%	06/01/2044	167,786,510
58,283,838	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%	05/01/2042	60,557,517
112,691,354	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%	09/01/2042	114,512,536

108,077,677	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%		09/01/2042	109,820,642
26,688,202	Federal National Mortgage Association Pass-Thru, Pool AQ5541	3.00%		12/01/2042	26,678,042
30,683,661	Federal National Mortgage Association Pass-Thru, Pool AR9856	3.00%		04/01/2043	30,662,521
64,254,163	Federal National Mortgage Association Pass-Thru, Pool AS1927	4.50%		03/01/2044	69,447,829
68,920,397	Federal National Mortgage Association Pass-Thru, Pool AS2038	4.50%		03/01/2044	74,606,895
61,687,296	Federal National Mortgage Association Pass-Thru, Pool AS2517	4.50%		05/01/2044	66,849,252
31,146,510	Federal National Mortgage Association Pass-Thru, Pool AS2551	4.50%		06/01/2044	33,669,524
27,845,736	Federal National Mortgage Association Pass-Thru, Pool AS2765	4.50%		07/01/2044	30,142,315
63,435,301	Federal National Mortgage Association Pass-Thru, Pool AS3201	3.00%		08/01/2034	64,521,677
243,281,481	Federal National Mortgage Association Pass-Thru, Pool AS3961	3.00%		12/01/2044	242,183,853
66,816,190	Federal National Mortgage Association Pass-Thru, Pool AS4154	3.00%		12/01/2044	66,514,732
408,339,977	Federal National Mortgage Association Pass-Thru, Pool AS4625	3.00%		03/01/2045	406,497,645
168,852,729	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	168,090,906
120,916,006	Federal National Mortgage Association Pass-Thru, Pool AY3974	3.00%		03/01/2045	120,370,462
51,796,252	Federal National Mortgage Association Pass-Thru, Pool AY4295	3.00%		02/01/2045	51,018,212
27,517,294	Federal National Mortgage Association Pass-Thru, Pool AY4296	3.00%		01/01/2045	27,110,572
25,674,198	Federal National Mortgage Association Pass-Thru, Pool AY5471	3.00%		03/01/2045	25,285,382
5,193,637	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	5,616,035
125,358	Federal National Mortgage Association Pass-Thru, Pool MA0315	4.50%		01/01/2025	126,984
20,332,279	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	21,989,105
4,507,103	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%		05/01/2030	4,874,595
359,072	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%		06/01/2040	388,927
1,415,149	Federal National Mortgage Association Pass-Thru, Pool MA0459	4.00%		07/01/2020	1,485,183
1,016,560	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	1,100,808
4,601,919	Federal National Mortgage Association Pass-Thru, Pool MA0502	4.00%		08/01/2020	4,829,983
2,006,698	Federal National Mortgage Association Pass-Thru, Pool MA0517	4.00%		09/01/2020	2,106,560
6,275,530	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%		10/01/2030	6,692,810
12,290,235	Federal National Mortgage Association Pass-Thru, Pool MA0536	4.00%		10/01/2020	12,902,395
15,306,853	Federal National Mortgage Association Pass-Thru, Pool MA0580	4.00%		11/01/2020	16,073,220
1,279,082	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%		12/01/2030	1,364,432
32,329,015	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%		01/01/2031	34,486,282
13,839,198	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%		11/01/2041	14,376,084
223,810,643	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%		12/01/2031	233,593,117
96,012,372	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%		01/01/2032	100,209,560
112,950,426	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%		02/01/2032	117,892,826
55,249,238	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%		03/01/2032	57,673,616
17,035,316	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%		04/01/2042	17,310,210
74,698,277	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%		05/01/2032	77,976,471
10,560,883	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%		05/01/2042	10,730,644
161,646,898	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%		06/01/2032	168,830,140
23,833,020	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%		06/01/2042	24,215,269
21,159,289	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%		06/01/2042	21,985,088
96,098,164	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%		07/01/2032	100,370,969
223,994,988	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	227,598,561
264,365,490	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%		08/01/2042	268,620,849
63,517,737	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%		08/01/2032	66,342,101
71,490,172	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%		09/01/2042	72,643,298
12,587,257	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%		10/01/2032	13,147,480
160,964,567	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%		10/01/2042	163,547,502
381,956,436	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%		11/01/2032	388,888,590
9,551,608	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%		11/01/2042	9,704,113
294,311,655	Federal National Mortgage Association Pass-Thru, Pool MA1275	3.00%		12/01/2032	299,656,566
39,909,558	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%		02/01/2033	40,634,379
157,152,714	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%		03/01/2033	160,005,956
95,938,164	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%		04/01/2033	97,680,830
171,275,616	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%		06/01/2033	174,385,344
21,373,569	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%		07/01/2033	21,761,699
143,190,787	Federal National Mortgage Association Pass-Thru, Pool MA2018	3.50%		09/01/2034	149,608,993
73,607,072	Federal National Mortgage Association Pass-Thru, Pool MA2114	3.50%		12/01/2044	74,772,922
61,257,942	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	62,227,663
83,881,776	Federal National Mortgage Association Pass-Thru, Pool MA2164	3.50%		02/01/2035	87,564,618
224,918,855	Federal National Mortgage Association Pass-Thru, Pool MA2166	3.50%		02/01/2045	228,466,152
148,926,081	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	146,664,752
16,927,347	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	18,094,914
16,621,283	Government National Mortgage Association, Pool MA2511M	3.50%		01/20/2045	16,998,071
14,700,000	Government National Mortgage Association, Series 2003-67-SP	6.91%	#I/F I/O	08/20/2033	4,693,276
11,257,012	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	12,585,030
5,114,502	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	5,880,562
4,584,887	Government National Mortgage Association, Series 2004-80-PH	5.00%		07/20/2034	4,868,593
11,362,817	Government National Mortgage Association, Series 2004-83-CS	5.89%	#I/F I/O	10/20/2034	1,846,009
3,009,853	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	3,344,962
21,830,452	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	24,587,998
919,539	Government National Mortgage Association, Series 2006-24-CX	38.60%	#I/F	05/20/2036	2,149,652
16,539,871	Government National Mortgage Association, Series 2007-26-SJ	4.50%	#I/F I/O	04/20/2037	1,477,713
8,695,052	Government National Mortgage Association, Series 2008-2-SM	6.32%	#I/F I/O	01/16/2038	1,651,638
15,380,529	Government National Mortgage Association, Series 2008-42-AI	7.51%	#I/F I/O	05/16/2038	3,955,987
7,096,112	Government National Mortgage Association, Series 2008-43-SH	6.15%	#I/F I/O	05/20/2038	1,132,160
8,372,192	Government National Mortgage Association, Series 2008-51-SC	6.06%	#I/F I/O	06/20/2038	1,540,567
4,904,735	Government National Mortgage Association, Series 2008-51-SE	6.07%	#I/F I/O	06/16/2038	921,933
3,107,676	Government National Mortgage Association, Series 2008-82-SM	5.86%	#I/F I/O	09/20/2038	425,164
5,459,612	Government National Mortgage Association, Series 2008-83-SD	6.38%	#I/F I/O	11/16/2036	1,186,630
15,420,329	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	16,939,779

10,135,434	Government National Mortgage Association, Series 2009-10-NS	6.47%	#I/F I/O	02	/16/2039	2,291,216
5,156,356	Government National Mortgage Association, Series 2009-24-SN	5.91%	#I/F I/O	09	/20/2038	720,657
13,486,113	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05	/16/2039	14,663,228
72,281,714	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05	/20/2039	78,452,260
6,412	Government National Mortgage Association, Series 2009-41-ZQ	4.50%		06	/16/2039	7,221
8,577,877	Government National Mortgage Association, Series 2009-48-Z	5.00%		06	/16/2039	9,523,982
2,278,454	Government National Mortgage Association, Series 2009-50-KP	4.50%		06	/20/2039	2,433,485
7,416,299	Government National Mortgage Association, Series 2009-69-TS	6.02%	#I/F I/O	04	/16/2039	1,012,633
10,357,466	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09	/20/2039	11,169,346
10,209,845	Government National Mortgage Association, Series 2009-87-IG	6.55%	#I/F I/O	03	/20/2037	1,337,066
63,538,786	Government National Mortgage Association, Series 2010-106-PS	5.86%	#I/F I/O	03	/20/2040	9,272,120
17,620,682	Government National Mortgage Association, Series 2010-1-SA	5.57%	#I/F I/O	01	/16/2040	2,382,475
3,260,288	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02	/16/2040	3,286,081
163,995,485	Government National Mortgage Association, Series 2010-26-QS	6.06%	#I/F I/O	02	/20/2040	28,953,239
12,767,000	Government National Mortgage Association, Series 2010-42-AY	5.00%		11	/20/2039	13,919,011
14,423,748	Government National Mortgage Association, Series 2010-42-ES	5.49%	#I/F I/O	04	/20/2040	2,340,650
4,420,000	Government National Mortgage Association, Series 2010-61-AS	6.36%	#I/F I/O	09	/20/2039	689,743
42,741,584	Government National Mortgage Association, Series 2010-62-SB	5.56%	#I/F I/O	05	/20/2040	7,028,832
8,762,300	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05	/16/2040	9,883,432
79,620,276	Government National Mortgage Association, Series 2010-9-XD	6.42%	#I/F I/O	01	/16/2040	14,697,425
7,833,334	Government National Mortgage Association, Series 2011-18-SN	9.13%	#I/F	12	/20/2040	8,554,639
8,333,334	Government National Mortgage Association, Series 2011-18-YS	9.13%	#I/F	12	/20/2040	9,099,547
12,058,073	Government National Mortgage Association, Series 2011-51-UZ	4.50%		04	/20/2041	13,037,273
7,554,543	Government National Mortgage Association, Series 2011-69-OC	0.00%	P/O	05	/20/2041	6,677,155
60,532,826	Government National Mortgage Association, Series 2011-69-SB	5.16%	#I/F I/O	05	/20/2041	8,235,461
25,067,574	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02	/20/2041	26,752,942
22,999,680	Government National Mortgage Association, Series 2011-72-AS	5.19%	#I/F I/O	05	/20/2041	3,216,827
14,639,604	Government National Mortgage Association, Series 2011-72-DO	0.00%	P/O	03	/16/2033	14,559,759
15,616,853	Government National Mortgage Association, Series 2011-72-SK	5.96%	#I/F I/O	05	/20/2041	2,465,971
16,713,003	Government National Mortgage Association, Series 2012-105-SE	6.01%	#I/F I/O	01	/20/2041	1,727,632
28,724,348	Government National Mortgage Association, Series 2012-52-PN	2.00%		12	/20/2039	28,807,289
59,733,882	Government National Mortgage Association, Series 2013-116-LS	5.96%	#I/F I/O	08	/20/2043	10,536,937
46,488,749	Government National Mortgage Association, Series 2013-136-CS	6.02%	#I/F I/O	09	/16/2043	8,708,575
17,648,916	Government National Mortgage Association, Series 2013-182-WZ	2.50%		12	/20/2043	15,454,838
54,403,699	Government National Mortgage Association, Series 2013-182-ZW	2.50%		12	/20/2043	47,426,071
36,070,174	Government National Mortgage Association, Series 2013-186-SG	6.07%	#I/F I/O	02	/16/2043	6,040,744
39,734,206	Government National Mortgage Association, Series 2013-26-MS	6.06%	#I/F I/O	02	/20/2043	6,885,858
82,993,538	Government National Mortgage Association, Series 2014-163-PS	5.41%	#I/F I/O	11	/20/2044	11,828,613
85,084,213	Government National Mortgage Association, Series 2014-167-SA	5.41%	#I/F I/O	11	/20/2044	11,172,578
112,611,750	Government National Mortgage Association, Series 2014-21-SE	5.36%	#I/F I/O	02	/20/2044	18,471,458
69,164,511	Government National Mortgage Association, Series 2014-39-SK	6.01%	#I/F I/O	03	/20/2044	12,819,331
48,926,178	Government National Mortgage Association, Series 2014-59-DS	6.07%	#I/F I/O	04	/16/2044	8,909,799

Total US Government / Agency Mortgage Backed Obligations (Cost $24,368,164,817)						24,638,972,779

US Government Bonds and Notes - 4.2%
1,325,000,000	United States Treasury Notes	1.63%		11	/15/2022	1,279,246,425
700,000,000	United States Treasury Notes	2.00%		02	/15/2023	691,468,400

Total US Government Bonds and Notes (Cost $1,996,868,632)						1,970,714,825

US Government Sponsored Banks - 0.9%
100,000,000	Federal Home Loan Banks	0.38%	#	07	/20/2017	100,014,600
200,000,000	Federal Home Loan Banks	1.63%		12	/18/2017	201,084,200
100,000,000	Federal Home Loan Banks	0.75%	#	01	/29/2018	100,107,500

Total US Government Sponsored Banks (Cost $400,995,632)						401,206,300

Short Term Investments - 6.5%
113,849,240	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	¿			113,849,240
50,000,000	Federal Home Loan Bank Discount Note	0.00%		07	/07/2015	49,999,900
50,000,000	Federal Home Loan Bank Discount Note	0.00%		07	/22/2015	49,999,700
100,000,000	Federal Home Loan Bank Discount Note	0.00%		07	/24/2015	99,999,400
150,000,000	Federal Home Loan Bank Discount Note	0.00%		07	/31/2015	149,998,800
50,000,000	Federal Home Loan Bank Discount Note	0.00%		09	/01/2015	49,995,600
100,000,000	Federal Home Loan Bank Discount Note	0.00%		09	/15/2015	99,989,200
50,000,000	Federal Home Loan Bank Discount Note	0.00%		09	/25/2015	49,993,900
50,000,000	Federal Home Loan Bank Discount Note	0.00%		10	/19/2015	49,986,400
100,000,000	Federal Home Loan Bank Discount Note	0.00%		01	/05/2016	99,932,100
100,000,000	Federal Home Loan Bank Discount Note	0.00%		02	/25/2016	99,907,100
100,000,000	Federal Home Loan Banks	0.15%		07	/09/2015	100,001,500
100,000,000	Federal Home Loan Banks	0.13%		08	/14/2015	100,006,500
100,000,000	Federal Home Loan Banks	0.18%		08	/14/2015	100,010,600
100,000,000	Federal Home Loan Banks	0.20%		08	/17/2015	100,016,100
250,000,000	Federal Home Loan Banks	0.38%		08	/28/2015	250,114,250
70,000,000	Federal Home Loan Banks	0.20%		09	/15/2015	70,018,480
80,000,000	Federal Home Loan Banks	0.18%		09	/22/2015	80,023,920
225,000,000	Federal Home Loan Banks	0.20%		09	/25/2015	225,056,475
214,955,000	Federal Home Loan Banks	0.19%		11	/17/2015	215,048,291
100,000,000	Federal Home Loan Banks	0.35%		03	/07/2016	100,034,500
250,000,000	Federal National Mortgage Association	4.38%		10	/15/2015	253,014,250
175,000,000	Federal National Mortgage Association	1.63%		10	/26/2015	175,830,375
100,000,000	Federal National Mortgage Association	5.00%		03	/15/2016	103,320,500
113,849,240	Fidelity Institutional Government Portfolio	0.01%	¿			113,849,240
113,849,240	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	¿			113,849,240

Total Short Term Investments (Cost $3,013,198,264)	3,013,845,561

Total Investments - 101.0% (Cost $46,673,355,206)	46,887,045,377
Liabilities in Excess of Other Assets - (1.0)%	(466,638,919)

NET ASSETS - 100.0%	$46,420,406,458

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by DoubleLine Capital LP (the “Adviser”), unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2015, the value of these securities amounted to $6,675,072,646 or 14.4% of net assets.

#	Variable rate security. Rate disclosed as of June 30, 2015.

¥	Illiquid security. At June 30, 2015, the value of these securities amount to $470,258,679 or 1.0% of net assets

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

P/O	Principal only security

¿	Seven-day yield as of June 30, 2015

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Tax Cost of Investments	$46,851,495,675

Gross Tax Unrealized Appreciation	952,369,064
Gross Tax Unrealized Depreciation	(916,819,362)

Net Tax Unrealized Appreciation (Depreciation)	$35,549,702

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government / Agency Mortgage Backed Obligations	53.1%
Non-Agency Residential Collateralized Mortgage Obligations	23.2%
Short Term Investments	6.5%
Non-Agency Commercial Mortgage Backed Obligations	7.3%
Collateralized Loan Obligations	4.8%
US Government Bonds and Notes	4.2%
Asset Backed Obligations	1.0%
US Government Sponsored Banks	0.9%
Other Assets and Liabilities	(1.0)%

100.0%

DoubleLine Core Fixed Income Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount $ /Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.6%
14,962,500	DB Master Finance LLC, Series 2015-1A-A2I	3.26%	^	02/20/2045	15,023,973
9,975,000	DB Master Finance LLC, Series 2015-1A-A2II	3.98%	^	02/20/2045	9,941,574

Total Asset Backed Obligations (Cost $24,937,500)					24,965,547

Bank Loans - 3.5%
1,970,000	Air Medical Group Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	04/28/2022	1,959,332
1,994,987	Akorn, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	04/16/2021	2,002,479
1,995,000	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	5.50%	#	08/25/2021	2,007,379
500,000	Alere, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	06/20/2022	501,050
1,995,127	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.00%	#	07/10/2020	1,989,830
1,992,399	Allflex Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/17/2020	1,989,071
1,992,806	Allied Security Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	02/12/2021	1,995,098
1,620,352	American Renal Holdings, Inc., Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.50%	#	08/20/2019	1,622,377
1,995,000	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	09/01/2021	2,016,207
2,000,007	Applied Systems, Inc., Secured 2nd Lien Term Loan, Tranche B	7.50%	#	01/24/2022	2,010,007
1,992,437	Ardagh Packaging Finance, Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	12/17/2019	1,991,809
1,330,655	Arizona Chemical, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/11/2021	1,332,318
1,992,151	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B1	5.00%	#	05/24/2019	1,999,482
1,992,494	B/E Aerospace, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	12/16/2021	2,006,501
1,994,766	BMC Software Finance, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	09/10/2020	1,883,498
1,992,418	Brand Energy & Infrastructure Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	11/26/2020	1,950,438
758,978	Burger King Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	12/10/2021	759,346
2,000,000	Calpine Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B5	3.50%	#	05/27/2022	1,986,000
1,992,318	Candy Intermediate Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.50%	#	06/18/2018	1,987,337
1,994,646	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/10/2019	2,003,911
145,000	Chemours Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	05/12/2022	144,759
145,000	Concordia Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	04/21/2022	145,891
2,000,000	Coveris Holdings SA, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	05/08/2019	2,007,080
1,992,418	Crosby Acquisition Corporation, Senior Secured 1st Lien Term Loan	3.75%	#	11/23/2020	1,895,288
1,997,467	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	07/03/2020	1,997,786
2,000,000	Dealer Tire LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	12/22/2021	2,021,460
1,991,823	Doosan Infracore International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	05/28/2021	2,004,272
1,995,000	Dynacast International LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	01/28/2022	1,996,875
1,785,331	EFS Cogen Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/17/2020	1,792,026
1,923,235	Emerald Expositions Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/17/2020	1,923,235
800,000	Endo Luxembourg Finance I Company S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	06/24/2022	802,816
418,235	Energy Transfer Equity LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.00%	#	12/02/2019	418,942
1,997,487	Federal-Mogul Holdings Corporation, Guranteed Senior Secured 1st Lien Term Loan, Tranche C	4.75%	#	04/15/2021	1,980,639
1,997,475	Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/20/2020	2,001,540
2,000,000	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C1	3.69%	#	03/23/2018	1,995,890
1,990,373	Four Seasons Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	3.50%	#	06/27/2020	1,993,279
1,992,475	Gates Global LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/05/2021	1,965,218
2,000,000	Grosvenor Capital Management Holdings LLP, Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	01/04/2021	1,990,410
1,992,399	Guggenheim Partners Investment Management Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/22/2020	2,004,831
1,992,456	Hillman Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/30/2021	1,998,682
935,000	Hilton Worldwide Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	10/26/2020	936,463
250,000	Informatica Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/03/2022	249,923
2,000,000	Intelsat Jackson Holdings S.A., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	06/28/2019	1,987,710
1,992,437	Interline Brands, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.00%	#	03/17/2021	1,978,739
1,995,128	Jazz Acquisition, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.50%	#	06/18/2021	1,983,915
475,000	Jeld-Wen, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	06/30/2022	476,188
777,665	Kloeckner Pentaplast of America, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	04/28/2020	781,164
332,335	Kloeckner Pentaplast of America, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	04/28/2020	333,831
2,000,000	Level 3 Financing, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche BII	3.50%	#	05/31/2022	1,988,960
1,988,390	Live Nation Entertainment, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.50%	#	08/14/2020	1,992,525
1,992,494	MacDermid, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.75%	#	06/05/2020	2,003,871
994,847	MEG Energy Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	03/31/2020	975,925
1,926,079	MGOC, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	07/31/2020	1,928,487
1,997,487	Michaels Stores, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.00%	#	01/28/2020	2,003,110
990,411	Milacron LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	09/28/2020	992,887
1,999,206	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	2,001,705
500,000	Murray Energy Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	7.50%	#	04/16/2020	464,920
1,992,479	National Financial Partners Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	07/01/2020	1,992,170
1,997,481	National Vision, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	03/12/2021	1,960,857
1,997,475	Neiman Marcus Group LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	10/23/2020	1,988,506
1,994,962	Nord Anglia Education Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	03/31/2021	1,998,713
1,997,471	North American Lifting, Guaranteed Senior Secured 1st Lien Term Loan	5.50%	#	11/27/2020	1,935,050
1,000,000	Orbitz Worldwide, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.50%	#	04/15/2021	1,001,875
1,992,082	PharMEDium Healthcare Corporation, Senior Secured 1st Lien Term Loan	4.25%	#	01/28/2021	1,980,468
997,500	PODS LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	02/02/2022	1,007,475
1,082,189	Polarpak, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/05/2020	1,076,778
1,954,998	Prestige Brands, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3	3.50%	#	09/03/2021	1,954,998
820,000	Protection One, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	07/01/2021	822,050
994,876	Protection One, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	03/21/2019	997,054
1,994,937	RBS Global, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	08/21/2020	1,992,164
1,935,564	RCS Capital Corporation, Guaranteed Senior Secured 1st Lien Term Loan	6.50%	#	04/29/2019	1,954,920
1,974,671	Reynolds Group Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.50%	#	11/30/2018	1,983,933
1,992,494	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	6.00%	#	10/01/2021	1,993,998
1,000,000	Select Medical Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche E	5.00%	#	06/01/2018	1,000,415
966,672	Serta Simmons Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	10/01/2019	968,223
1,936,404	Signode Industrial Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	04/30/2021	1,917,040
1,994,975	Solenis International LP, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/31/2021	1,989,997
1,995,000	Southeast PowerGen LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	12/02/2021	2,008,726
1,992,494	Spin Holdco, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/14/2019	1,988,758
1,952,524	Station Casinos LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	03/02/2020	1,954,613
450,000	Summit Materials LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	06/24/2022	450,423
1,995,000	Surgery Center Holdings, Inc., Senior Secured 1st Lien Term Loan	5.25%	#	11/03/2020	1,998,741
475,000	TI Group Automotive Systems LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/24/2022	474,406
1,984,505	TMS International Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	10/16/2020	1,985,745
1,495,000	TPF II Power LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	10/01/2021	1,509,950
2,000,000	Transtar Holding Company, Senior Secured 1st Lien Term Loan	5.75%	#	10/09/2018	1,996,250
1,994,962	TransUnion LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	04/09/2021	1,981,556
1,994,987	Travelport Finance Luxembourg S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	09/02/2021	2,002,289
997,500	TWCC Holding Corporation, Guaranteed Senior Secured 1st Lien Term Loan	5.75%	#	02/11/2020	986,587

450,000	Univar, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/01/2022	450,072
1,992,073	Univision Communications Inc, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C3	4.00%	#	02/28/2020	1,980,519
1,992,399	US Renal Care, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/03/2019	1,992,817
997,500	Valeant Pharmaceuticals International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche BF1	4.00%	#	04/01/2022	997,445
869,360	WNA Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/05/2020	865,013
1,992,475	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	10/01/2021	1,955,116

Total Bank Loans (Cost $152,774,333)					152,250,422

Collateralized Loan Obligations - 4.5%
875,000	Adams Mill Ltd., Series 2014-1A-D1	3.77%	# ^	07/15/2026	834,595
1,000,000	Adams Mill Ltd., Series 2014-1A-E1	5.28%	# ^	07/15/2026	913,698
2,000,000	Apidos Ltd., Series 2007-5A-B	0.98%	# ^	04/15/2021	1,946,489
2,000,000	Apidos Ltd., Series 2013-16A-A1	1.73%	# ^	01/19/2025	1,998,806
2,950,000	Apidos Ltd., Series 2013-16A-B	3.08%	# ^	01/19/2025	2,954,452
2,000,000	Apidos Ltd., Series 2014-18A-C	3.93%	# ^	07/22/2026	1,954,913
1,000,000	Apidos Ltd., Series 2014-18A-D	5.48%	# ^	07/22/2026	941,956
1,000,000	Apidos Ltd., Series 2014-19A-D	4.02%	# ^	10/17/2026	982,403
1,500,000	Apidos Ltd., Series 2015-20A-B	3.42%	# ^	01/16/2027	1,505,958
1,500,000	Apidos Ltd., Series 2015-20A-C	3.92%	# ^	01/16/2027	1,468,737
2,250,000	Apidos Ltd., Series 2015-21A-C	3.83%	# ^	07/18/2027	2,173,255
2,000,000	ARES Ltd., Series 2013-1A-D	4.03%	# ^	04/15/2025	1,976,546
2,273,789	ARES Ltd., Series 2014-30A-A2	1.13%	# ^	04/20/2023	2,263,625
717,919	Babson Ltd., Series 2005-3A-A	0.53%	# ^	11/10/2019	717,254
3,000,000	Babson Ltd., Series 2005-3A-D	1.98%	# ^	11/10/2019	2,974,922
1,500,000	Babson Ltd., Series 2012-1A-C	4.28%	# ^	04/15/2022	1,504,147
2,000,000	Babson Ltd., Series 2012-IIR-CR	4.52%	# ^	05/15/2023	2,001,313
1,000,000	Babson Ltd., Series 2014-3A-D2	4.58%	# ^	01/15/2026	1,003,976
2,750,000	Babson Ltd., Series 2015-IA-D1	3.73%	# ^	04/20/2027	2,646,376
1,000,000	Ballyrock Ltd., Series 2014-1A-B	3.48%	# ^	10/20/2026	1,003,737
1,000,000	Ballyrock Ltd., Series 2014-1A-C	4.03%	# ^	10/20/2026	964,039
2,500,000	Betony Ltd., Series 2015-1A-C	3.42%	# ^	04/15/2027	2,507,870
3,000,000	Betony Ltd., Series 2015-1A-D	3.87%	# ^	04/15/2027	2,877,769
1,000,000	Birchwood Park Ltd., Series 2014-1A-C2	3.43%	# ^	07/15/2026	1,003,124
1,000,000	Birchwood Park Ltd., Series 2014-1A-D2	4.48%	# ^	07/15/2026	1,002,493
1,000,000	Birchwood Park Ltd., Series 2014-1A-E2	6.68%	# ^	07/15/2026	1,001,959
1,500,000	BlueMountain Ltd., Series 2012-1A-E	5.78%	# ^	07/20/2023	1,501,828
5,000,000	BlueMountain Ltd., Series 2015-2A-D	3.83%	# ^	07/18/2027	4,864,634
2,000,000	BlueMountain Ltd., Series 2015-2A-E	5.63%	# ^	07/18/2027	1,875,294
1,250,000	Brookside Mill Ltd., Series 2013-1A-C1	2.97%	# ^	04/17/2025	1,227,795
2,250,000	Brookside Mill Ltd., Series 2013-1A-D	3.32%	# ^	04/17/2025	2,125,839
1,250,000	Brookside Mill Ltd., Series 2013-1A-E	4.67%	# ^	04/17/2025	1,123,389
2,500,000	Canyon Capital Ltd, Series 2012-1A-C	3.08%	# ^	01/15/2024	2,465,940
5,000,000	Canyon Capital Ltd., Series 2014-1A-B	2.93%	# ^	04/30/2025	4,920,716
2,750,000	Canyon Capital Ltd., Series 2014-1A-C	3.53%	# ^	04/30/2025	2,572,251
1,250,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-B	3.43%	# ^	07/27/2026	1,253,760
2,000,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-C2	4.48%	# ^	07/27/2026	2,007,034
2,500,000	Catamaran Ltd., Series 2015-1A-C1	3.36%	# ^	04/22/2027	2,497,633
2,000,000	Cent Ltd., Series 2013-18A-D	3.73%	# ^	07/23/2025	1,964,867
1,500,000	Cent Ltd., Series 2013-18A-E	4.88%	# ^	07/23/2025	1,374,441
1,000,000	Cent Ltd., Series 2014-22A-C	4.03%	# ^	11/07/2026	967,404
2,500,000	ColumbusNova Ltd., Series 2006-2A-D	1.78%	# ^	04/04/2018	2,500,623
1,000,000	Dorchester Park Ltd., Series 2015-1A-C	3.46%	# ^	01/20/2027	1,002,737
1,000,000	Dorchester Park Ltd., Series 2015-1A-D	3.81%	# ^	01/20/2027	970,311
500,000	Dryden Leveraged Loan, Series 2006-11A-C1	1.88%	# ^	04/12/2020	488,635
950,000	Dryden Senior Loan Fund, Series 2012-25A-E	5.78%	# ^	01/15/2025	934,352
2,000,000	Dryden Senior Loan Fund, Series 2013-28A-B1L	3.47%	# ^	08/15/2025	1,935,576
2,000,000	Eaton Vance Ltd., Series 2006-8A-B	0.92%	# ^	08/15/2022	1,929,536
1,000,000	Emerson Park Ltd., Series 2013-1A-C1	3.03%	# ^	07/15/2025	998,204
2,000,000	Flatiron Ltd., Series 2014-1A-B	3.13%	# ^	07/17/2026	1,998,017
2,000,000	Flatiron Ltd., Series 2014-1A-C	3.58%	# ^	07/17/2026	1,900,274
2,000,000	Four Corners Ltd., Series 2006-3A-D	1.78%	# ^	07/22/2020	1,945,137
1,000,000	Galaxy Ltd., Series 2013-15A-C	2.88%	# ^	04/15/2025	993,168
1,000,000	Galaxy Ltd., Series 2013-15A-D	3.68%	# ^	04/15/2025	980,522
3,750,000	Goldentree Loan Opportunities Ltd., Series 2015-10A-D	3.63%	# ^	07/20/2027	3,641,250
2,000,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.47%	# ^	04/17/2022	2,006,634
1,000,000	Gulf Stream Ltd., Series 2007-1X-B	0.73%	#	06/17/2021	974,660
740,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C	2.98%	# ^	08/01/2025	716,232
2,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-C	3.28%	# ^	04/18/2026	1,960,761
1,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D	3.93%	# ^	10/22/2025	1,384,008
2,000,000	ING Ltd., Series 2013-3A-A1	1.88%	#	08/01/2020	1,923,271
2,000,000	ING Ltd., Series 2013-3A-B	2.98%	# ^	01/18/2026	1,998,543
2,000,000	Inwood Park Ltd., Series 2006-1A-B	0.67%	# ^	01/20/2021	1,957,268
2,000,000	Jamestown Ltd., Series 2015-6A-A1A	1.86%	# ^	02/20/2027	2,003,897
2,000,000	LCM LP, Series 11A-D2	4.23%	# ^	04/19/2022	2,005,042
1,000,000	LCM LP, Series 12A-E	6.03%	# ^	10/19/2022	999,865
2,850,000	LCM LP, Series 14A-D	3.78%	# ^	07/15/2025	2,807,041
2,500,000	LCM LP, Series 15A-C	3.38%	# ^	08/25/2024	2,504,677
1,000,000	LCM LP, Series 16A-D	3.88%	# ^	07/15/2026	973,603
2,000,000	LCM LP, Series 6A-C	1.09%	# ^	05/28/2019	1,953,505
1,000,000	Madison Park Funding Ltd., Series 2007-4A-D	1.71%	# ^	03/22/2021	967,195
2,750,000	Madison Park Funding Ltd., Series 2007-6A-C	1.28%	# ^	07/26/2021	2,660,052
1,000,000	Madison Park Funding Ltd., Series 2014-13A-D	3.63%	# ^	01/19/2025	964,492
1,000,000	Madison Park Funding Ltd., Series 2014-13X-E	5.28%	#	01/19/2025	947,594
3,500,000	Madison Park Funding Ltd., Series 2014-14A-D	3.88%	# ^	07/20/2026	3,422,452
750,000	Madison Park Funding Ltd., Series 2014-14A-E	5.03%	# ^	07/20/2026	698,069
2,000,000	Madison Park Funding Ltd., Series 2014-15A-C	3.91%	# ^	01/27/2026	1,971,573
3,000,000	Madison Park Funding Ltd., Series 2015-16A-B	3.30%	# ^	04/20/2026	3,008,227
1,500,000	Magnetite Ltd., Series 2012-7A-D	5.53%	# ^	01/15/2025	1,459,709
2,000,000	Magnetite Ltd., Series 2014-11A-C	3.88%	# ^	01/18/2027	1,945,635
1,500,000	Magnetite Ltd., Series 2014-8A-C	3.37%	# ^	04/15/2026	1,505,481
1,000,000	Nautique Funding Ltd., Series 2006-1A-C	1.98%	# ^	04/15/2020	976,188
1,500,000	Nomad Ltd., Series 2013-1A-B	3.23%	# ^	01/15/2025	1,497,846
1,500,000	Nomad Ltd., Series 2013-1A-C	3.78%	# ^	01/15/2025	1,459,662
1,000,000	North End Ltd., Series 2013-1A-D	3.78%	# ^	07/17/2025	968,258
2,000,000	OCP Ltd., Series 2013-3A-B	3.02%	# ^	01/17/2025	1,977,231
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-D	3.62%	# ^	07/17/2025	1,928,802
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-E	4.77%	# ^	07/17/2025	1,823,327
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-C2	3.78%	# ^	11/22/2025	1,011,207
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D2	4.86%	# ^	11/22/2025	1,004,384
2,000,000	OHA Intrepid Leverage Loan Fund Ltd., Series 2011-1AR-DR	3.33%	# ^	04/20/2021	2,005,852
10,000,000	OZLM Funding Ltd., Series 2013-3A-A1	1.61%	# ^	01/22/2025	9,957,639

1,500,000	OZLM Ltd., Series 2015-11A-A2A	2.52%	# ^	01/30/2027	1,504,163
1,000,000	Race Point Ltd., Series 2007-4A-D	2.28%	# ^	08/01/2021	999,988
1,000,000	Race Point Ltd., Series 2013-8A-B	2.18%	# ^	02/20/2025	1,001,378
500,000	Saturn Ltd., Series 2007-1A-D	4.28%	# ^	05/13/2022	478,958
3,000,000	Symphony Ltd., Series 2013-11A-B1	2.47%	# ^	01/17/2025	3,010,919
3,000,000	Symphony Ltd., Series 2013-11A-C	3.42%	# ^	01/17/2025	3,007,606
1,000,000	Thacher Park Ltd., Series 2014-1A-C	3.33%	# ^	10/20/2026	1,001,875
1,000,000	Thacher Park Ltd., Series 2014-1A-D1	3.81%	# ^	10/20/2026	969,527
1,900,000	Venture Ltd., Series 2006-1A-B	0.92%	# ^	08/03/2020	1,817,733
500,000	Venture Ltd., Series 2012-10A-C	3.53%	# ^	07/20/2022	501,253
2,000,000	Venture Ltd., Series 2012-10A-D	4.48%	# ^	07/20/2022	2,005,038
5,000,000	Venture Ltd., Series 2013-15A-C	3.35%	# ^	07/15/2025	5,012,457
2,500,000	Venture Ltd., Series 2014-17A-C	3.13%	# ^	07/15/2026	2,500,357
1,500,000	WG Horizons, Series 2006-1A-C	1.98%	# ^	05/24/2019	1,478,726
3,000,000	Wind River Ltd., Series 2013-1A-C	3.68%	# ^	04/20/2025	2,905,157

Total Collateralized Loan Obligations (Cost $195,894,806)					196,610,596

Foreign Corporate Bonds - 13.3%
1,600,000	Abengoa Transmision Sur S.A.	6.88%	^	04/30/2043	1,782,000
1,500,000	Abengoa Transmision Sur S.A.	6.88%		04/30/2043	1,670,625
5,000,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	5,225,000
500,000	Aeropuertos Dominicanos	9.75%	# ^	11/13/2019	512,500
1,800,000	Aeropuertos Dominicanos	9.75%	#	11/13/2019	1,845,000
700,000	AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	742,000
6,300,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	6,678,000
2,000,000	AES El Salvador Trust	6.75%		03/28/2023	1,915,000
2,300,000	AES Gener S.A.	5.25%		08/15/2021	2,435,281
5,500,000	Agromercantil Senior Trust	6.25%		04/10/2019	5,692,500
3,500,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	3,622,500
1,700,000	Ajecorp B.V.	6.50%		05/14/2022	1,249,500
9,770,000	Alibaba Group Holding Ltd.	3.60%	^	11/28/2024	9,425,012
3,660,000	ArcelorMittal S.A.	6.13%		06/01/2025	3,657,712
10,835,000	Australia and New Zealand Banking Group Ltd.	4.88%	^	01/12/2021	12,167,445
4,700,000	Avianca Holdings S.A.	8.38%		05/10/2020	4,758,750
2,600,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	2,632,500
3,450,000	B Communications Ltd.	7.38%	^	02/15/2021	3,717,375
1,600,000	Banco Continental SAECA	8.88%		10/15/2017	1,689,200
500,000	Banco de Bogota S.A.	5.00%		01/15/2017	515,000
2,000,000	Banco de Costa Rica	5.25%	^	08/12/2018	2,061,000
1,000,000	Banco de Costa Rica	5.25%		08/12/2018	1,030,500
2,000,000	Banco de Credito e Inversiones	4.00%		02/11/2023	1,984,368
2,500,000	Banco do Brasil S.A.	8.50%	#†	10/20/2020	2,753,750
4,500,000	Banco do Brasil S.A.	9.00%	# ^ †	06/18/2024	4,082,400
2,000,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	1,995,000
4,005,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	4,231,283
7,000,000	Banco Inbursa S.A.	4.13%		06/06/2024	6,758,500
1,495,000	Banco International del Peru S.A.A.	8.50%	#	04/23/2070	1,670,662
6,000,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%	^	05/07/2020	5,985,000
2,650,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	2,716,250
5,450,000	Banco Regional SAECA	8.13%		01/24/2019	5,879,188
400,000	Banco Regional SAECA	8.13%	^	01/24/2019	431,500
4,900,000	Banco Santander Mexico	5.95%	#	01/30/2024	5,157,250
4,255,000	Bank Of Montreal	1.40%		09/11/2017	4,270,271
7,830,000	Bank Of Montreal	2.38%		01/25/2019	7,931,579
1,250,000	Bantrab Senior Trust	9.00%		11/14/2020	1,317,536
5,600,000	BBVA Banco Continental S.A.	5.25%	#	09/22/2029	5,705,000
400,000	BBVA Banco Continental S.A.	5.25%	# ^	09/22/2029	407,500
4,470,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	4,619,745
2,557,000	BBVA Bancomer S.A.	5.35%	#	11/12/2029	2,557,000
5,700,000	BBVA Bancomer S.A.	5.35%	# ^	11/12/2029	5,700,000
3,500,000	BBVA Colombia S.A.	4.88%	^	04/21/2025	3,431,750
4,710,000	BP Capital Markets PLC	3.06%		03/17/2022	4,697,542
1,000,000	BR Malls International Finance Ltd.	8.50%	†	01/21/2016	1,012,500
3,300,000	Braskem America Finance Company	7.13%		07/22/2041	2,875,290
8,336,000	British Telecommunications PLC	5.95%		01/15/2018	9,205,837
650,000	Camposol S.A.	9.88%		02/02/2017	658,060
1,500,000	Camposol S.A.	9.88%	^	02/02/2017	1,518,600
3,700,000	Cementos Progreso Trust	7.13%		11/06/2023	3,957,834
4,760,000	Cencosud S.A.	4.88%		01/20/2023	4,794,124
2,700,000	Cencosud S.A.	5.15%	^	02/12/2025	2,721,851
6,000,000	Central American Bottling Corporation	6.75%		02/09/2022	6,405,000
1,900,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	1,548,500
2,000,000	CIMPOR Financial Operations B.V.	5.75%	^	07/17/2024	1,630,000
10,000,000	CNOOC Finance Ltd.	2.63%		05/05/2020	9,871,660
200,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	213,384
1,000,000	Colbun S.A.	6.00%		01/21/2020	1,107,162
2,400,000	Comcel Trust	6.88%		02/06/2024	2,532,000
4,000,000	Comcel Trust	6.88%	^	02/06/2024	4,220,000
4,300,000	Comision Federal de Electricidad	4.88%		05/26/2021	4,515,000
8,000,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	8,250,000
500,000	Corpbanca S.A.	3.88%		09/22/2019	508,378
1,500,000	CorpGroup Banking S.A.	6.75%		03/15/2023	1,512,182
3,500,000	CorpGroup Banking S.A.	6.75%	^	03/15/2023	3,528,423
4,000,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	3,600,460
500,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	504,200
1,100,000	Cosan Overseas Ltd.	8.25%	†	11/05/2015	1,105,500
3,500,000	Credito Real S.A.B. de C.V.	7.50%	^	03/13/2019	3,675,000
3,100,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	3,165,875
6,000,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	6,045,000
500,000	Digicel Ltd.	7.00%		02/15/2020	520,000
3,000,000	Digicel Ltd.	8.25%		09/30/2020	3,015,000
5,100,000	Digicel Ltd.	7.13%		04/01/2022	4,806,750
3,900,000	Digicel Ltd.	7.13%	^	04/01/2022	3,675,750
3,400,000	Ecopetrol S.A.	4.13%		01/16/2025	3,146,020
1,300,000	Ecopetrol S.A.	7.38%		09/18/2043	1,365,910
11,900,000	Ecopetrol S.A.	5.88%		05/28/2045	10,561,250
10,000,000	Empresa Electrica Guacolda S.A.	4.56%	^	04/30/2025	9,721,430
600,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	700,500
2,128,773	ENA Norte Trust	4.95%		04/25/2023	2,216,585
3,700,000	ENTEL Chile S.A.	4.75%		08/01/2026	3,641,721
3,000,000	ENTEL Chile S.A.	4.75%	^	08/01/2026	2,952,747

2,100,000	ESAL GmbH	6.25%		02/05/2023	2,073,750
4,400,000	ESAL GmbH	6.25%	^	02/05/2023	4,345,000
2,978,205	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	3,037,769
1,500,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	1,515,000
800,000	Freeport-McMoRan Copper & Gold, Inc.	3.88%		03/15/2023	727,029
10,000,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%		03/15/2043	8,350,240
200,000	Gibson Energy, Inc.	6.75%	^	07/15/2021	207,500
3,000,000	Global Bank Corporation	4.75%		10/05/2017	3,079,500
5,000,000	Global Bank Corporation	5.13%	^	10/30/2019	5,090,000
5,000,000	Global Bank Corporation	5.13%		10/30/2019	5,090,000
1,900,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	1,966,500
1,600,000	Gol LuxCo S.A.	8.88%	^	01/24/2022	1,300,000
2,950,000	Grupo Bimbo S.A.B. de C.V.	4.50%		01/25/2022	3,098,975
3,950,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	4,281,800
4,350,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	4,502,250
5,000,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	5,327,500
4,000,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	4,262,000
600,000	Grupo Posadas S.A.B. de C.V.	7.88%	^	06/30/2022	609,000
2,500,000	GrupoSura Finance S.A.	5.70%		05/18/2021	2,674,250
11,000,000	Guanay Finance Ltd.	6.00%		12/15/2020	11,409,200
3,600,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	3,830,544
1,900,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	1,894,119
800,000	Industrial Senior Trust	5.50%	^	11/01/2022	778,000
5,300,000	Industrial Senior Trust	5.50%		11/01/2022	5,154,250
1,800,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	1,943,640
1,000,000	Inkia Energy Ltd.	8.38%		04/04/2021	1,079,800
1,920,000	InRetail Shopping Malls	6.50%		07/09/2021	2,050,176
2,800,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	2,950,500
2,300,000	Instituto Costarricense de Electricidad	6.95%	^	11/10/2021	2,423,625
5,520,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	4,905,900
1,000,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	1,068,120
6,000,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	6,108,000
3,800,000	JBS Investments GmbH	7.25%		04/03/2024	3,942,500
200,000	JBS Investments GmbH	7.25%	^	04/03/2024	207,500
6,000,000	Latam Airlines Group S.A.	7.25%	^	06/09/2020	6,188,964
750,000	Maestro Peru S.A.	6.75%		09/26/2019	795,000
1,600,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	1,303,840
2,000,000	Marfrig Holdings B.V.	8.38%		05/09/2018	2,024,400
5,100,000	Marfrig Holdings B.V.	6.88%		06/24/2019	4,870,500
2,900,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	2,769,500
3,641,244	Mexico Generadora de Energia	5.50%		12/06/2032	3,568,419
3,500,000	Minerva Luxembourg S.A.	8.75%	# ^ †	04/03/2019	3,517,500
4,800,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	4,824,000
1,300,000	Minerva Luxembourg S.A.	7.75%	^	01/31/2023	1,313,000
300,000	Minerva Luxembourg S.A.	7.75%		01/31/2023	303,000
311,175	Nakilat, Inc.	6.27%		12/31/2033	362,129
5,300,000	OAS Financial Ltd.	8.88%	# ^ † u	04/25/2018	1,107,700
1,500,000	OAS Financial Ltd.	8.88%	# † u	04/29/2049	313,500
1,500,000	Odebrecht Finance Ltd.	7.50%	†	09/14/2015	1,192,500
1,700,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	1,309,000
4,768,000	Orange S.A.	2.75%		09/14/2016	4,855,264
8,900,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	9,117,605
1,500,000	Pacific Rubiales Energy Corporation	5.13%	^	03/28/2023	1,080,000
4,700,000	Pacific Rubiales Energy Corporation	5.13%		03/28/2023	3,384,000
5,000,000	Pacific Rubiales Energy Corporation	5.63%	^	01/19/2025	3,631,250
1,000,000	Pacific Rubiales Energy Corporation	5.63%		01/19/2025	726,250
2,500,000	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	1,888,025
1,800,000	Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	1,498,500
1,000,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	832,500
3,000,000	Petroleos Mexicanos	5.50%		01/21/2021	3,261,000
2,000,000	Petroleos Mexicanos	4.50%	^	01/23/2026	1,959,800
9,430,000	Petroleos Mexicanos	5.63%	^	01/23/2046	8,840,153
2,960,000	Reliance Industries Ltd.	5.88%	†	02/05/2018	2,978,500
2,700,000	Rio Oil Finance Trust	6.25%		07/06/2024	2,659,500
600,000	Rio Oil Finance Trust	6.25%	^	07/06/2024	591,000
1,450,000	SACI Falabella	4.38%		01/27/2025	1,446,120
2,015,000	Seven Generations Energy Ltd.	8.25%	^	05/15/2020	2,147,990
200,000	Sinopec Group Overseas Development Ltd.	2.75%		04/10/2019	201,522
2,500,000	Sinopec Group Overseas Development Ltd.	2.50%	^	04/28/2020	2,474,050
1,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	1,036,200
200,000	Sociedad Quimica y Minera S.A.	5.50%		04/21/2020	204,337
500,000	Sociedad Quimica y Minera S.A.	4.38%		01/28/2025	458,962
2,300,000	Southern Copper Corporation	3.88%		04/23/2025	2,220,972
1,500,000	Southern Copper Corporation	7.50%		07/27/2035	1,687,410
6,000,000	Southern Copper Corporation	6.75%		04/16/2040	6,226,440
3,800,000	Southern Copper Corporation	5.25%		11/08/2042	3,316,792
6,816,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	6,974,274
8,000,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	8,320,000
5,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	4,911,060
4,000,000	Tencent Holdings Ltd.	3.80%	^	02/11/2025	3,882,144
4,442,000	Teva Pharmaceutical Finance Company B.V.	2.95%		12/18/2022	4,292,767
1,175,000	Transportadora de Gas Internacional S.A.	5.70%	^	03/20/2022	1,238,156
2,325,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	2,449,969
2,800,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	2,904,720
3,000,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	3,161,250
1,400,000	Unifin Financiera S.A.P.I. de C.V.	6.25%	^	07/22/2019	1,391,250
2,150,000	Unifin Financiera S.A.P.I. de C.V.	6.25%		07/22/2019	2,136,563
2,000,000	Union Andina de Cementos S.A.A.	5.88%	^	10/30/2021	2,027,500
2,550,000	Union Andina de Cementos S.A.A.	5.88%		10/30/2021	2,585,063
6,500,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	6,651,190
2,500,000	Vedanta Resources PLC	8.25%		06/07/2021	2,556,425
2,200,000	Vedanta Resources PLC	7.13%	^	05/31/2023	2,101,000
1,800,000	Vedanta Resources PLC	7.13%		05/31/2023	1,719,000
5,000,000	Volcan Cia Minera S.A.A.	5.38%		02/02/2022	4,893,750
8,000,000	VTR Finance B.V.	6.88%		01/15/2024	8,194,800

Total Foreign Corporate Bonds (Cost $597,434,007)					584,474,869

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 0.9%
20,000,000	Colombia Government International Bond	4.38%		07/12/2021	20,970,000
6,350,000	Mexico Government International Bond	3.50%		01/21/2021	6,499,225
4,200,000	Panama Government International Bond	3.75%		03/16/2025	4,158,000

6,640,000	United Mexican States	4.00%		10/02/2023	6,832,560

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $38,627,666)					38,459,785

Municipal Bonds - 3.5%
8,500,000	Commonwealth of Virginia	5.00%		06/01/2027	10,370,340
6,600,000	East Bay Municipal Utility District Water System Revenue	5.00%		06/01/2031	7,779,222
13,700,000	Gwinnett County School District	5.00%		02/01/2031	16,354,923
11,300,000	New York State Dormitory Authority	5.00%		03/15/2033	12,881,774
12,600,000	State of California	5.00%		08/01/2033	14,434,182
7,700,000	State of Louisiana	5.00%		05/01/2028	8,880,718
11,550,000	State of Nevada	5.00%		11/01/2026	13,893,842
10,800,000	State of Oregon Department of Transporation	5.00%		11/15/2029	12,743,784
14,300,000	State of Texas	5.00%		10/01/2028	16,844,113
11,000,000	State of Washington	5.00%		07/01/2033	12,599,180
12,800,000	University of Texas	5.00%		08/15/2027	15,208,320
10,000,000	Utah Transit Authority	5.00%		06/15/2031	11,726,800

Total Municipal Bonds (Cost $156,148,522)					153,717,198

Non-Agency Commercial Mortgage Backed Obligations - 4.8%
2,000,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.81%	# ^	06/15/2028	1,988,546
118,650,000	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P-XA	0.50%	# ^ I/O	04/14/2033	4,029,259
3,775,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	3,796,210
3,735,300	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	3,879,161
11,535,748	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	2.36%	# ^ I/O	09/10/2045	1,064,784
4,234,500	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	# ^	02/10/2048	3,683,117
2,602,680	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	2,631,048
4,666,729	Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.58%	# ^ I/O	12/10/2044	497,718
1,217,688	Commercial Mortgage Pass-Through Certificates, Series 2010-C1-XPA	1.88%	# ^ I/O	07/10/2046	43,277
28,960,697	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.15%	# I/O	10/15/2045	2,987,817
2,370,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR15-D	4.92%	# ^	02/10/2047	2,267,718
3,500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.66%	#	11/10/2047	3,490,009
5,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CCRE23	4.40%	#	05/10/2048	4,281,215
4,310,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.31%	#	07/10/2048	4,197,800
467,715	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	# ^	11/15/2030	480,674
32,746	Credit Suisse First Boston Mortgage Securities Corporation, Series 2001-CF2-G	6.93%	^	02/15/2034	32,723
1,875,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	1,956,973
2,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	6.15%	#	09/15/2039	2,680,914
3,800,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR2-IQB	5.69%	# ^	04/16/2049	3,988,290
1,000,000	DBRR Trust, Series 2011-C32-A3B	5.90%	# ^	06/17/2049	1,053,231
5,292,750	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.56%	# ^ I/O	07/10/2044	217,614
174,239	Extended Stay America Trust, Series 2013-ESFL-DFL	3.33%	# ^	12/05/2031	173,885
3,707,800	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.25%	#	12/10/2049	3,863,763
3,500,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	3,758,164
3,681,100	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	3,860,659
2,600,000	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.71%	#	04/10/2038	2,642,133
12,920,101	GS Mortgage Securities Corporation, Series 2006-GG6-XC	0.13%	# ^ I/O	04/10/2038	3,966
3,811,500	GS Mortgage Securities Corporation, Series 2006-GG8-AJ	5.62%		11/10/2039	3,873,906
4,694,310	GS Mortgage Securities Corporation, Series 2011-GC5-XA	1.82%	# ^ I/O	08/10/2044	241,910
5,638,413	GS Mortgage Securities Corporation, Series 2012-GC6-XA	2.28%	# ^ I/O	01/10/2045	556,740
3,741,000	GS Mortgage Securities Corporation, Series 2014-GC26-C	4.66%	#	11/10/2047	3,725,293
28,366,288	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.69%	# I/O	05/15/2045	127,194
2,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	2,585,640
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	1,055,308
3,684,600	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.88%	#	02/12/2049	3,909,090
3,705,300	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20	6.28%	#	02/12/2051	3,878,527
3,750,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.21%	#	02/15/2051	4,032,634
12,050,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-IWST-XB	0.54%	# ^ I/O	12/05/2027	195,222
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-RR2-GEB	5.54%	^	12/13/2049	1,047,470
11,244,534	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-C4-XA	1.64%	# ^ I/O	07/15/2046	419,011
32,795,356	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	2.26%	# I/O	10/15/2045	3,061,020
7,165,238	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.93%	# I/O	06/15/2045	514,031
1,700,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-CSMO-C	2.44%	# ^	01/15/2032	1,700,723
59,111,033	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.31%	# I/O	02/15/2047	3,661,515
3,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.82%	#	08/15/2047	3,076,061
2,766,125	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.61%	#	09/15/2047	2,794,151
3,766,500	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.60%	#	11/15/2047	3,788,613
58,814,754	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.16%	# I/O	11/15/2047	3,913,475
50,992,612	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.33%	# I/O	01/15/2048	3,683,528
34,891,528	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XA	1.54%	# I/O	02/15/2048	3,017,803
4,474,600	JPMBB Commerical Mortgage Securities Trust, Series 2015-C27-D	3.98%	# ^	02/15/2048	3,744,647
3,000,000	LB Commercial Mortgage Trust, Series 2007-C3-AMFL	6.10%	# ^	07/15/2044	3,235,490
8,493,002	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.85%	# ^ I/O	11/15/2038	68,029
6,849,483	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XW	0.85%	# ^ I/O	11/15/2038	54,864
2,100,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	2,178,139
3,050,000	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.87%	#	05/12/2039	3,075,562
1,600,000	Merrill Lynch Mortgage Trust, Series 2006-C2-AJ	5.80%	#	08/12/2043	1,611,658
3,728,700	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5-AM	5.42%		08/12/2048	3,910,301
2,835,813	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.98%	# ^ I/O	08/15/2045	217,192
2,975,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-D	4.99%	# ^	02/15/2047	2,826,656
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%		10/15/2047	3,040,917
4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	3,814,588
4,735,900	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-D	3.07%	^	02/15/2048	3,749,613
39,727,139	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.58%	# I/O	02/15/2048	3,773,065
3,813,300	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.68%	#	03/12/2044	3,870,490
3,462,000	Morgan Stanley Capital, Inc., Series 2007-1Q16-AMA	6.28%	#	12/12/2049	3,734,272
16,447	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FL	0.44%	#	04/12/2049	16,446
3,818,800	Morgan Stanley Capital, Inc., Series 2007-IQ13-AJ	5.44%		03/15/2044	3,860,161
3,700,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	3,907,515
1,400,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.28%	#	12/12/2049	1,523,676
23,466,070	Morgan Stanley Capital, Inc., Series 2011-C1-XA	1.06%	# ^ I/O	09/15/2047	336,797
4,000,000	Morgan Stanley Capital, Inc., Series 2014-CPT-G	3.56%	# ^	07/13/2029	3,772,326
4,000,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.82%	# ^	08/11/2029	4,048,288
819,944	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.49%	#	08/15/2039	825,651
14,278,601	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.28%	# ^ I/O	08/10/2049	1,446,915
2,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	2,549,021
15,996,679	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.53%	# I/O	11/15/2048	85,838
1,900,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	1,945,838
3,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.15%	#	02/15/2051	3,755,855
2,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-B	6.15%	#	02/15/2051	2,516,680
2,200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.28%	#	05/15/2048	2,128,720
56,448,132	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.35%	# I/O	05/15/2048	4,534,930

18,949,133	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.35%	# ^ I/O	11/15/2045	1,962,590
29,878,679	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.19%	# I/O	08/15/2047	2,257,842
56,628,665	WF-RBS Commercial Mortgage Trust, Series 2014-C22-XA	1.11%	# I/O	09/15/2057	3,478,189
59,483,740	WF-RBS Commercial Mortgage Trust, Series 2014-C24-XA	1.13%	# I/O	11/15/2047	3,912,543

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $215,916,066)					210,180,837

Non-Agency Residential Collateralized Mortgage Obligations - 9.4%
95,660	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.67%	# ^	11/25/2037	80,161
4,000,000	American General Mortgage Loan Trust, Series 2010-1-A3	5.65%	# ^	03/25/2058	4,082,446
2,265,115	Banc of America Funding Corporation, Series 2005-G-A3	4.72%	#	10/20/2035	2,165,593
1,047,102	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	1,055,019
793,379	Banc of America Funding Corporation, Series 2006-6-1A2	6.25%		08/25/2036	784,112
1,160,650	BCAP LLC Trust, Series 2009-RR13-6A5	6.00%	# ^	04/26/2037	1,193,631
307,610	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	253,188
5,880,524	Chase Mortgage Finance Trust, Series 2007-A2-6A4	2.52%	#	07/25/2037	5,220,776
2,012,112	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	1,787,796
168,435	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	170,880
1,800,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	6.03%	#	09/25/2036	1,814,807
367,260	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2C	5.60%	#	05/25/2036	251,961
4,928,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	2.90%	# ^	11/25/2038	4,603,897
2,706,014	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	7.31%	# ^	11/25/2036	2,411,262
13,782,767	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	7.00%	# ^	12/25/2036	12,329,176
1,533,934	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	2.55%	# ^	09/25/2047	1,532,453
260,737	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	230,477
143,472	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	119,843
262,312	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	225,927
2,894,516	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	3,089,334
331,765	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	314,909
386,218	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	310,033
1,887,854	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	1,799,978
318,727	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	0.89%	#	10/25/2035	254,581
612,737	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	540,593
13,983,128	Countrywide Alternative Loan Trust, Series 2006-42-1A8	6.00%		01/25/2047	12,780,817
2,210,415	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	1,879,978
2,374,912	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	0.64%	#	08/25/2037	1,500,672
687,715	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	53.03%	#I/F	08/25/2037	1,682,497
177,172	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	29.04%	#I/F	08/25/2037	274,664
912,535	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	827,419
3,744,259	Countrywide Alternative Loan Trust, Series 2007-23CB-A3	0.69%	#	09/25/2037	2,506,074
3,678,098	Countrywide Alternative Loan Trust, Series 2007-23CB-A4	6.31%	#I/F I/O	09/25/2037	1,018,015
793,858	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	351,618
159,010	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	4.95%	#	04/25/2036	144,995
138,733	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	140,736
760,514	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	707,523
1,342,533	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	1,265,618
584,642	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	573,005
1,608,310	Countrywide Home Loans, Series 2007-3-A17	6.00%		04/25/2037	1,498,819
165,006	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	153,478
2,606,735	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	2,400,203
6,113,936	Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	5,367,528
232,029	Credit Suisse Mortgage Capital Certificates, Series 2006-4-7A1	5.50%		05/25/2021	222,159
183,381	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	148,668
81,936	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	81,266
8,698,828	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	6.00%	# ^	06/26/2037	8,397,999
12,809,173	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR1-A1	2.50%	# ^	03/25/2043	12,024,586
26,370,226	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4	3.50%	# ^	07/25/2043	26,310,260
34,841,932	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL3-A1	3.75%	# ^	12/25/2056	34,927,330
18,824,449	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	16,592,264
2,223,782	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.86%	# ^ I/F	04/15/2036	2,580,596
241,898	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	14.25%	# ^ I/F	04/15/2036	297,413
1,673,020	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.86%	# ^ I/F	04/15/2036	1,971,831
626,659	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	535,081
5,732,387	First Horizon Alternative Mortgage Securities, Series 2006-FA8-1A1	6.25%		02/25/2037	4,871,806
157,926	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	147,914
576,123	GSAA Home Equity Trust, Series 2005-7-AF5	4.61%	#	05/25/2035	604,782
2,373,091	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	2,102,701
1,813,160	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	1,408,099
97,171	GSR Mortgage Loan Trust, Series 2006-2F-5A1	4.50%		01/25/2021	92,971
8,315,803	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	7,662,530
1,244,859	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	1,194,652
42,811	HSI Asset Loan Obligation Trust, Series 2006-2-2A1	5.50%		12/25/2021	42,633
37,515,873	Impac Secured Assets Trust, Series 2006-5-1A1C	0.46%	#	02/25/2037	29,155,086
447,603	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	332,877
9,781,596	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.31%	#	08/25/2036	8,044,170
1,499,508	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.12%	#	08/25/2036	1,416,900
2,111,002	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#	12/25/2036	2,041,898
458,385	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	413,989
2,222,269	JP Morgan Resecuritization Trust, Series 2011-2-2A3	3.50%	# ^	07/26/2036	2,234,603
3,022,145	Lehman Mortgage Trust, Series 2005-1-2A4	5.50%		11/25/2035	2,906,804
984,611	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	747,704
70,508	Lehman Mortgage Trust, Series 2006-9-1A19	29.82%	#I/F	01/25/2037	107,273
1,154,932	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	951,309
265,079	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	210,582
167,216	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	167,244
72,228	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	56,371
237,690	MASTR Asset Securitization Trust, Series 2003-2-30B2	5.75%		04/25/2033	235,529
4,294,565	MASTR Asset Securitization Trust, Series 2006-2-1A11	6.00%	#	06/25/2036	4,093,987
330,808	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	338,787
2,019,752	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	2,059,732
5,061,906	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.31%	#	06/25/2036	4,294,617
3,295,184	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75%	# ^	05/26/2037	3,011,219
272,735	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	175,604
697,712	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	384,719
1,257,802	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	720,310
83,400	Option One Mortgage Loan Trust, Series 2004-3-M3	1.16%	#	11/25/2034	75,704
1,207,363	PHH Alternative Mortgage Trust, Series 2007-2-4A1	6.00%		05/25/2022	1,122,847
13,780,410	PR Mortgage Loan Trust, Series 2014-1-APT	5.93%	# ^	10/25/2049	14,262,724
405,712	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	422,107
621,063	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	573,886
146,216	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	148,033
700,461	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	585,336

7,643,420	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	6,669,335
7,665,726	Residential Accredit Loans, Inc., Series 2006-QS4-A10	6.00%		04/25/2036	6,674,609
1,593,946	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	1,340,596
416,353	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		06/25/2021	409,569
2,291,667	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	1,881,284
8,043,348	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	6,989,573
550,000	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	553,363
306,280	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	276,541
389,182	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	309,117
95,837	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	86,445
2,091,129	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	1,288,771
208,803	Residential Asset Securitization Trust, Series 2006-R1-A1	27.65%	#I/F	01/25/2046	355,507
205,385	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	186,937
1,075,279	Residential Funding Mortgage Securities Trust, Series 2006-S11-A3	6.00%		11/25/2036	1,012,406
1,970,477	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,831,292
1,388,670	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	1,270,362
52,544,590	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	0.87%	# ^ ¥	02/25/2045	38,210,148
1,630,714	Structured Asset Securities Corporation, Series 2003-35-1A1	5.22%	#	12/25/2033	1,699,315
2,251,887	Structured Asset Securities Corporation, Series 2005-14-1A1	0.49%	#	07/25/2035	1,995,715
2,124,899	Structured Asset Securities Corporation, Series 2005-16-1A3	5.50%		09/25/2035	2,151,819
1,990,972	Structured Asset Securities Corporation, Series 2005-RF1-A	0.54%	# ^	03/25/2035	1,667,025
2,019,200	Structured Asset Securities Corporation, Series 2005-RF1-AIO	5.31%	# ^ I/O	03/25/2035	282,104
197,706	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	186,124
1,900,342	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	1,742,762
3,694,345	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	3,270,430
5,724,655	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.79%	#	10/25/2036	4,072,697
4,805,877	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19-2A	1.94%	#	01/25/2047	4,359,575
3,467,565	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A6	6.00%		04/25/2037	2,980,417
222,820	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	38.36%	#I/F	06/25/2037	428,891
12,133,674	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A3	7.00%		06/25/2037	7,542,838
2,410,582	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	2,344,484
2,593,212	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	2,663,343
125,239	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	4.89%	#	08/25/2035	120,585
207,553	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.68%	#	10/25/2035	200,145
890,586	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	912,021
2,201,889	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	2,139,349
2,016,302	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A5	6.00%		07/25/2037	2,018,464
2,354,073	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	2,259,873
3,399,800	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	3,363,964
3,991,690	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	4,086,242
988,671	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A16	5.50%		04/25/2037	958,609
2,380,367	Wells Fargo Mortgage Backed Securities Trust, Series 2007-5-1A1	5.50%		05/25/2037	2,462,866
247,490	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	248,661

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $402,589,052)					410,710,157

US Corporate Bonds - 16.8%
2,330,000	21st Century Fox America, Inc.	4.75%		09/15/2044	2,278,759
4,741,000	Abbvie, Inc.	4.70%		05/14/2045	4,694,258
12,025,000	Actavis Funding SCS	2.35%		03/12/2018	12,096,693
3,093,000	Activision Blizzard, Inc.	5.63%	^	09/15/2021	3,247,650
6,065,000	Air Lease Corporation	3.75%		02/01/2022	6,064,642
1,120,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	1,058,400
5,825,000	Alere, Inc.	6.50%		06/15/2020	6,058,000
890,000	Alere, Inc.	6.38%	^	07/01/2023	907,800
6,015,000	Ally Financial, Inc.	4.13%		03/30/2020	6,018,729
6,085,000	Amazon.com, Inc.	3.80%		12/05/2024	6,110,624
3,680,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	3,882,400
2,645,000	American Express Credit Corporation	2.13%		03/18/2019	2,650,004
9,495,000	American Express Credit Corporation	2.25%		08/15/2019	9,509,271
4,705,000	Amgen, Inc.	2.70%		05/01/2022	4,551,245
4,627,000	Apple, Inc.	0.90%		05/12/2017	4,628,888
1,040,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	1,092,000
2,319,000	Asbury Automotive Group, Inc.	6.00%		12/15/2024	2,423,355
5,045,000	Ashland, Inc.	4.75%		08/15/2022	4,969,325
6,425,000	AT&T, Inc.	3.40%		05/15/2025	6,112,976
5,120,000	Audatex North America, Inc.	6.00%	^	06/15/2021	5,280,000
5,445,000	Avis Budget Car Rental LLC	5.50%		04/01/2023	5,397,356
9,064,000	Bank of America Corporation	2.00%		01/11/2018	9,095,080
4,605,000	Baxalta, Inc.	5.25%	^	06/23/2045	4,624,281
6,025,000	BB&T Corporation	2.45%		01/15/2020	6,037,327
5,970,000	Berkshire Hathaway Energy Company	6.50%		09/15/2037	7,325,441
6,655,000	Berry Plastics Corporation	5.50%		05/15/2022	6,696,594
4,592,000	Boeing Company	6.88%		03/15/2039	6,344,794
5,754,000	Boston Properties LP	4.13%		05/15/2021	6,122,705
4,560,000	Burlington Northern Santa Fe LLC	4.55%		09/01/2044	4,514,778
6,470,000	Cardinal Health, Inc.	1.95%		06/15/2018	6,482,028
7,059,000	CCO Holdings LLC	5.25%		09/30/2022	6,970,762
1,565,000	CCO Holdings LLC	5.13%	^	05/01/2023	1,527,831
3,955,000	CDW LLC	6.00%		08/15/2022	4,098,369
2,655,000	Cequel Communications LLC	6.38%	^	09/15/2020	2,647,035
4,785,000	Chevron Corporation	1.37%		03/02/2018	4,775,693
4,735,000	Cisco Systems, Inc.	1.65%		06/15/2018	4,751,312
9,250,000	Citigroup, Inc.	1.75%		05/01/2018	9,209,550
6,100,000	Coca-Cola Company	1.65%		11/01/2018	6,131,513
2,200,000	Comcast Corporation	4.20%		08/15/2034	2,119,506
4,050,000	Comcast Corporation	4.40%		08/15/2035	4,017,049
5,368,000	CommScope, Inc.	5.00%	^	06/15/2021	5,274,060
4,890,000	ConocoPhillips Company	6.50%		02/01/2039	6,061,933
7,815,000	Covidien International Finance S.A.	2.95%		06/15/2023	7,643,711
2,575,000	Dana Holding Corporation	5.50%		12/15/2024	2,542,812
4,653,000	Delphi Corporation	4.15%		03/15/2024	4,811,993
3,994,000	Devon Energy Corporation	6.30%		01/15/2019	4,512,589
6,390,000	Dow Chemical Company	3.00%		11/15/2022	6,149,774
4,620,000	Duke Energy Progress, Inc.	4.15%		12/01/2044	4,458,545
2,625,000	Energy Gulf Coast, Inc.	9.25%		12/15/2017	1,397,812
1,987,000	Energy Gulf Coast, Inc.	11.00%	^	03/15/2020	1,753,527
990,000	Energy Gulf Coast, Inc.	7.50%		12/15/2021	326,700
1,715,000	Energy Partners Ltd.	8.25%		02/15/2018	1,041,862
6,225,000	Energy Transfer Partners LP	4.75%		01/15/2026	6,148,376
3,593,000	Enterprise Products Operating LLC	3.70%		02/15/2026	3,498,946
1,425,000	ERP Operating LP	4.50%		07/01/2044	1,388,526

1,505,000	Family Tree Escrow LLC	5.75%	^	03/01/2023	1,580,250
5,000,000	Fedex Corporation	4.10%		02/01/2045	4,492,305
4,660,000	Ford Motor Company	7.45%		07/16/2031	5,973,677
3,855,000	Frontier Communications Corporation	8.50%		04/15/2020	4,040,040
6,885,000	Gannett Company, Inc.	4.88%	^	09/15/2021	6,850,575
5,260,000	Gates Global LLC	6.00%	^	07/15/2022	4,786,600
11,714,000	General Electric Capital Corporation	2.90%		01/09/2017	12,051,234
5,825,000	General Motors Financial Company, Inc.	2.40%		04/10/2018	5,840,442
9,290,000	Georgia-Pacific LLC	3.60%	^	03/01/2025	9,203,399
3,520,000	Glencore Funding LLC	3.13%	^	04/29/2019	3,555,091
6,150,000	Goldman Sachs Group, Inc.	2.60%		04/23/2020	6,117,915
4,055,000	Goodyear Tire & Rubber Company	7.00%		05/15/2022	4,430,087
2,985,000	Gray Television, Inc.	7.50%		10/01/2020	3,175,294
7,105,000	HCA, Inc.	5.38%		02/01/2025	7,193,812
4,025,000	HD Supply, Inc.	7.50%		07/15/2020	4,276,562
4,340,000	Hexion Finance Corporation	6.63%		04/15/2020	4,003,650
6,110,000	HJ Heinz Company	1.60%	^	06/30/2017	6,112,658
4,355,000	Icahn Enterprises LP	4.88%		03/15/2019	4,399,421
4,495,000	Infor, Inc.	6.50%	^	05/15/2022	4,596,137
9,475,000	International Business Machines Corporation	1.13%		02/06/2018	9,413,934
3,830,000	JBS LLC	5.75%	^	06/15/2025	3,801,275
12,216,000	JP Morgan Chase & Company	1.70%		03/01/2018	12,182,919
3,591,000	Kellogg Company	7.45%		04/01/2031	4,522,304
4,215,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	4,530,623
1,455,000	Kindred Escrow Corporation	8.00%	^	01/15/2020	1,560,487
6,756,000	Kroger Company	3.40%		04/15/2022	6,809,197
4,914,000	Laboratory Corporation	2.50%		11/01/2018	4,956,192
5,085,000	Laboratory Corporation	4.70%		02/01/2045	4,644,547
6,791,000	Level 3 Communications, Inc.	5.75%		12/01/2022	6,757,045
310,000	Level 3 Financing, Inc.	5.38%		08/15/2022	314,262
2,155,000	Levi Strauss & Company	5.00%	^	05/01/2025	2,095,738
6,119,000	Liberty Mutual Group, Inc.	6.50%	^	05/01/2042	7,166,267
3,685,000	Lifepoint Hospitals, Inc.	5.50%		12/01/2021	3,813,975
1,630,000	Manitowoc Company, Inc.	8.50%		11/01/2020	1,729,838
5,510,000	Memorial Productions Partners LP	6.88%		08/01/2022	5,011,345
11,141,000	MetLife, Inc.	4.13%		08/13/2042	10,355,125
2,090,000	MGM Resorts International	6.63%		12/15/2021	2,194,500
5,270,000	Milacron LLC	7.75%	^	02/15/2021	5,454,450
6,060,000	Morgan Stanley	2.65%		01/27/2020	6,047,995
5,985,000	Morgan Stanley	3.75%		02/25/2023	6,064,104
3,929,000	MUFG Americas Holdings Corporation	1.63%		02/09/2018	3,914,640
2,715,000	National Rural Utilities Cooperative Finance Corporation	10.38%		11/01/2018	3,454,721
4,885,000	National Rural Utilities Cooperative Finance Corporation	2.00%		01/27/2020	4,813,293
1,045,000	NCL Corporation Ltd.	5.00%		02/15/2018	1,068,513
4,291,000	NCL Corporation Ltd.	5.25%	^	11/15/2019	4,414,366
8,612,000	Oracle Corporation	2.38%		01/15/2019	8,738,657
1,750,000	Oracle Corporation	2.25%		10/08/2019	1,760,518
4,735,000	Pepsico, Inc.	1.85%		04/30/2020	4,681,745
2,069,000	Phillips 66	5.88%		05/01/2042	2,254,761
1,970,000	Pilgrim’s Pride Corporation	5.75%	^	03/15/2025	1,994,625
6,805,000	Plastipak Holdings, Inc.	6.50%	^	10/01/2021	6,958,113
1,765,000	Platform Specialty Products Corporation	6.50%	^	02/01/2022	1,831,188
6,071,000	PNC Funding Corporation	3.30%		03/08/2022	6,174,213
5,140,000	Post Holdings, Inc.	7.38%		02/15/2022	5,249,225
3,515,000	Quintiles Transnational Corporation	4.88%	^	05/15/2023	3,541,363
2,505,000	Regal Entertainment Group	5.75%		03/15/2022	2,542,450
6,344,000	Revlon Consumer Products Corporation	5.75%		02/15/2021	6,248,840
5,985,000	Reynolds American, Inc.	4.00%		06/12/2022	6,115,718
4,025,000	Reynolds Group Issuer LLC	8.25%		02/15/2021	4,196,063
1,030,000	Rite Aid Corporation	6.13%	^	04/01/2023	1,064,763
2,949,000	Sally Holdings LLC	5.75%		06/01/2022	3,103,823
1,955,000	Sanchez Energy Corporation	6.13%		01/15/2023	1,759,500
6,428,000	SBA Communications Corporation	5.63%		10/01/2019	6,709,225
280,000	SBA Telecommunications, Inc.	5.75%		07/15/2020	291,550
3,010,000	Scientific Games International, Inc.	7.00%	^	01/01/2022	3,122,875
5,520,000	Select Medical Corporation	6.38%		06/01/2021	5,602,800
2,887,000	Service Corporation International	5.38%		01/15/2022	3,045,785
7,105,000	Signode Industrial Group, Inc.	6.38%	^	05/01/2022	6,927,375
2,630,000	Simon Property Group LP	5.65%		02/01/2020	2,996,806
1,550,000	Simon Property Group LP	4.13%		12/01/2021	1,664,759
2,019,000	Southern Company	1.95%		09/01/2016	2,042,307
4,825,000	Southern Company	2.45%		09/01/2018	4,926,658
3,670,000	Southern Star Central Corporation	5.13%	^	07/15/2022	3,743,400
1,870,000	Spectrum Brands, Inc.	6.75%		03/15/2020	1,973,785
1,270,000	Spectrum Brands, Inc.	5.75%	^	07/15/2025	1,295,400
1,901,000	Station Casinos LLC	7.50%		03/01/2021	2,043,575
2,930,000	Steel Dynamics, Inc.	5.13%		10/01/2021	2,950,510
5,015,000	Synchrony Financial	3.00%		08/15/2019	5,051,720
2,305,000	Tenet Healthcare Corporation	6.75%	^	06/15/2023	2,355,422
3,691,000	Terex Corporation	6.00%		05/15/2021	3,727,910
6,935,000	Tesoro Logistics LP	6.25%	^	10/15/2022	7,212,400
9,200,000	Thermo Fisher Scientific, Inc.	3.30%		02/15/2022	9,094,531
6,085,000	TIAA Asset Management Finance Company LLC	2.95%	^	11/01/2019	6,131,325
6,295,000	Time Warner, Inc.	3.60%		07/15/2025	6,126,130
5,825,000	Transdigm, Inc.	6.00%		07/15/2022	5,781,313
4,263,000	Triangle USA Petroleum Corporation	6.75%	^	07/15/2022	3,325,140
510,000	Tribune Media Company	5.88%	^	07/15/2022	515,100
12,030,000	Tyson Foods, Inc.	3.95%		08/15/2024	12,123,750
3,410,000	Ultra Petroleum Corporation	5.75%	^	12/15/2018	3,290,650
6,575,000	United Rentals North America, Inc.	7.63%		04/15/2022	7,150,313
9,960,000	Verizon Communications, Inc.	4.40%		11/01/2034	9,351,613
3,955,000	Viking Cruises Ltd.	8.50%	^	10/15/2022	4,409,825
12,975,000	Walgreens Boots Alliance, Inc.	4.80%		11/18/2044	12,212,304
3,890,000	Waste Management, Inc.	4.10%		03/01/2045	3,549,248
4,165,000	WCI Communities, Inc.	6.88%		08/15/2021	4,321,188
4,621,000	WellPoint, Inc.	2.30%		07/15/2018	4,649,331
2,945,000	Wells Fargo & Company	4.60%		04/01/2021	3,226,245
8,725,000	Wells Fargo & Company	3.50%		03/08/2022	8,968,899
4,700,000	Xerox Corporation	2.95%		03/15/2017	4,815,315
4,655,000	Zimmer Holdings, Inc.	1.45%		04/01/2017	4,657,937

Total US Corporate Bonds (Cost $745,969,931)					738,905,977

US Government / Agency Mortgage Backed Obligations - 19.4%
1,571,197	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	1,747,590
918,852	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	1,010,698
22,464,984	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	22,339,268
57,438,427	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	57,046,415
4,580,001	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	5,138,597
5,994,128	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	6,083,314
869,261	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	925,003
117,541	Federal Home Loan Mortgage Corporation, Series 2692-SC	12.92%	#I/F	07/15/2033	134,487
4,312,313	Federal Home Loan Mortgage Corporation, Series 2722-PS	9.68%	#I/F	12/15/2033	4,845,416
231,825	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	257,893
426,803	Federal Home Loan Mortgage Corporation, Series 3002-SN	6.31%	#I/F I/O	07/15/2035	76,847
187,834	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.54%	#I/F I/O	10/15/2035	36,199
728,956	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	822,078
81,992	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	87,606
948,959	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	1,047,888
248,125	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.89%	#I/F I/O	02/15/2037	33,849
1,968,230	Federal Home Loan Mortgage Corporation, Series 3382-SB	5.81%	#I/F I/O	11/15/2037	233,728
1,692,349	Federal Home Loan Mortgage Corporation, Series 3384-S	6.20%	#I/F I/O	11/15/2037	198,543
1,994,811	Federal Home Loan Mortgage Corporation, Series 3417-SX	5.99%	#I/F I/O	02/15/2038	277,098
216,165	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.46%	#I/F I/O	03/15/2038	22,512
216,165	Federal Home Loan Mortgage Corporation, Series 3423-SG	5.46%	#I/F I/O	03/15/2038	24,082
318,343	Federal Home Loan Mortgage Corporation, Series 3524-LB	4.79%	#	06/15/2038	322,565
841,544	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.76%	#I/F I/O	08/15/2039	90,211
538,810	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.81%	#I/F I/O	10/15/2049	64,940
973,891	Federal Home Loan Mortgage Corporation, Series 3606-CS	6.16%	#I/F I/O	12/15/2039	208,431
530,566	Federal Home Loan Mortgage Corporation, Series 3616-SG	6.16%	#I/F I/O	03/15/2032	83,778
2,634,162	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	2,896,865
889,004	Federal Home Loan Mortgage Corporation, Series 3666-SC	5.58%	#I/F I/O	05/15/2040	126,130
603,571	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	667,965
50,069	Federal Home Loan Mortgage Corporation, Series 3745-SY	9.63%	#I/F	10/15/2040	51,196
2,455,048	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	2,533,229
1,400,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	1,483,034
258,573	Federal Home Loan Mortgage Corporation, Series 3780-YS	9.53%	#I/F	12/15/2040	263,674
728,230	Federal Home Loan Mortgage Corporation, Series 3786-SG	9.13%	#I/F	01/15/2041	726,443
13,793,453	Federal Home Loan Mortgage Corporation, Series 3792-SE	9.49%	#I/F	01/15/2041	13,802,301
2,385,766	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	2,476,743
87,817	Federal Home Loan Mortgage Corporation, Series 3798-SD	9.23%	#I/F	12/15/2040	89,224
21,864	Federal Home Loan Mortgage Corporation, Series 3805-KS	9.13%	#I/F	02/15/2041	22,582
1,902,662	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	2,141,354
1,156,635	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	1,199,436
4,102,737	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	4,482,507
2,506,323	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	2,773,076
3,736,782	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	3,958,661
251,282	Federal Home Loan Mortgage Corporation, Series 3828-SW	12.64%	#I/F	02/15/2041	336,172
3,906,040	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	4,293,031
3,507,903	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	3,765,444
2,631,734	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	2,867,650
19,694,680	Federal Home Loan Mortgage Corporation, Series 3967-ZP	4.00%		09/15/2041	20,318,607
5,650,588	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	5,460,632
22,545,437	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	23,181,613
8,248,963	Federal Home Loan Mortgage Corporation, Series 4096-DZ	3.50%		08/15/2042	7,946,523
26,237,532	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%		02/15/2043	23,452,365
13,137,449	Federal Home Loan Mortgage Corporation, Series 4291-MS	5.71%	#I/F I/O	01/15/2054	2,208,477
17,013,212	Federal Home Loan Mortgage Corporation, Series 4341-AZ	3.00%		05/15/2044	15,058,598
26,319,895	Federal Home Loan Mortgage Corporation, Series 4377-A	3.00%		06/15/2039	27,229,642
18,494,988	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	18,901,462
12,247,154	Federal Home Loan Mortgage Corporation, Series 4413-AZ	3.50%		11/15/2044	11,948,820
13,770,568	Federal Home Loan Mortgage Corporation, Series 4419-TB	3.00%		02/15/2040	14,118,364
10,176,281	Federal Home Loan Mortgage Corporation, Series 4423-Z	3.50%		12/15/2044	9,735,638
26,204,993	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	27,098,046
34,851,464	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	35,343,775
49,617,907	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	49,801,393
30,000,000	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	30,303,750
977,580	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	1,095,865
115,609	Federal National Mortgage Association, Series 2003-117-KS	6.91%	#I/F I/O	08/25/2033	8,155
492,731	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	535,139
4,935,804	Federal National Mortgage Association, Series 2005-20-QH	5.00%		03/25/2035	5,295,281
801,261	Federal National Mortgage Association, Series 2006-101-SA	6.39%	#I/F I/O	10/25/2036	163,616
371,837	Federal National Mortgage Association, Series 2006-56-SM	6.56%	#I/F I/O	07/25/2036	72,448
302,639	Federal National Mortgage Association, Series 2007-116-BI	6.06%	#I/F I/O	05/25/2037	45,179
3,274,683	Federal National Mortgage Association, Series 2007-30-FS	28.96%	#I/F	04/25/2037	5,479,387
1,273,305	Federal National Mortgage Association, Series 2007-30-OI	6.25%	#I/F I/O	04/25/2037	275,033
254,500	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	276,267
291,603	Federal National Mortgage Association, Series 2008-62-SC	5.81%	#I/F I/O	07/25/2038	41,228
1,787,476	Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	1,927,131
99,396	Federal National Mortgage Association, Series 2009-111-SE	6.06%	#I/F I/O	01/25/2040	12,387
176,367	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	194,962
248,005	Federal National Mortgage Association, Series 2009-48-WS	5.76%	#I/F I/O	07/25/2039	29,434
1,373,865	Federal National Mortgage Association, Series 2009-62-PS	5.91%	#I/F I/O	08/25/2039	168,941
2,697,230	Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	2,926,450
711,228	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	748,085
322,808	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	353,810
55,491	Federal National Mortgage Association, Series 2010-109-BS	52.98%	#I/F	10/25/2040	203,619
1,216,824	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	1,265,110
557,923	Federal National Mortgage Association, Series 2010-121-SD	4.31%	#I/F I/O	10/25/2040	61,806
29,336	Federal National Mortgage Association, Series 2010-137-VS	14.45%	#I/F	12/25/2040	43,492
2,393,718	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	2,470,877
235,024	Federal National Mortgage Association, Series 2010-31-SA	4.81%	#I/F I/O	04/25/2040	23,214
228,463	Federal National Mortgage Association, Series 2010-34-PS	4.74%	#I/F I/O	04/25/2040	25,643
362,843	Federal National Mortgage Association, Series 2010-35-SP	6.16%	#I/F I/O	04/25/2050	68,665
178,008	Federal National Mortgage Association, Series 2010-35-SV	6.26%	#I/F I/O	04/25/2040	22,517
6,186,828	Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	6,609,509
475,743	Federal National Mortgage Association, Series 2010-59-PS	6.26%	#I/F I/O	03/25/2039	61,039
533,316	Federal National Mortgage Association, Series 2010-59-SC	4.81%	#I/F I/O	01/25/2040	61,191
2,896,097	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	3,060,914
386,612	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	427,478
1,381,923	Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	1,495,740
666,228	Federal National Mortgage Association, Series 2010-90-GS	5.81%	#I/F I/O	08/25/2040	87,733
57,791	Federal National Mortgage Association, Series 2010-99-SG	24.08%	#I/F	09/25/2040	93,373

7,007,079	Federal National Mortgage Association, Series 2011-141-PZ	4.00%		01/25/2042	7,146,915
14,980,388	Federal National Mortgage Association, Series 2011-18-UZ	4.00%		03/25/2041	15,241,099
1,533,918	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	1,565,500
1,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	1,059,480
2,983,116	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	3,209,193
9,449,625	Federal National Mortgage Association, Series 2011-63-ZE	4.00%		08/25/2038	9,754,716
100,249	Federal National Mortgage Association, Series 2011-88-SB	8.93%	#I/F	09/25/2041	102,893
22,888,128	Federal National Mortgage Association, Series 2013-45-LZ	3.00%		05/25/2043	21,048,884
29,389,808	Federal National Mortgage Association, Series 2013-6-ZB	3.00%		02/25/2043	26,607,725
17,895,718	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	18,469,580
23,548,720	Federal National Mortgage Association, Series 2014-70-VZ	3.00%		11/25/2044	20,659,033
7,882,628	Federal National Mortgage Association, Series 2014-73-CZ	3.00%		11/25/2044	6,838,834
730,138	Federal National Mortgage Association, Series 400-S4	5.26%	#I/F I/O	11/25/2039	110,405
311,923	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	346,114
263,956	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	292,434
2,038,887	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	2,259,016
1,085,931	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	1,201,997
1,566,819	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	1,733,751
284,086	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	314,784
1,860,626	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	2,096,760
1,767,054	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	1,960,868
1,497,164	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	1,597,218
135,587	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	142,495
19,737,636	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%		11/01/2042	19,730,137
67,761	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	73,398
37,517	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	40,790
2,356,815	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	2,514,114
39,554,599	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	39,376,138
1,246,473	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	1,347,848
130,309	Federal National Mortgage Association Pass-Thru, Pool MA0282	5.00%		12/01/2039	146,417
923,653	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	998,919
65,062	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	70,454
35,035,484	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	35,590,100
14,892,608	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	14,666,475
985,411	Government National Mortgage Association, Pool 752494	5.50%		09/20/2039	1,097,992
271,875	Government National Mortgage Association, Series 2003-67-SP	6.91%	#I/F I/O	08/20/2033	86,802
310,768	Government National Mortgage Association, Series 2008-82-SM	5.86%	#I/F I/O	09/20/2038	42,516
4,291,036	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	4,665,573
4,599,745	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	4,992,416
4,531,391	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	4,886,589
5,329,178	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	5,979,173
16,682,158	Government National Mortgage Association, Series 2010-113-SM	5.86%	#I/F I/O	09/20/2040	2,708,015
112,704	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	113,596
7,261,975	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	7,765,099
8,390,271	Government National Mortgage Association, Series 2011-70-WS	9.33%	#I/F	12/20/2040	9,359,645
12,013,024	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	12,820,696
32,154,072	Government National Mortgage Association, Series 2013-117-MS	5.96%	#I/F I/O	02/20/2043	5,368,846
14,893,800	Government National Mortgage Association, Series 2013-122-SB	5.92%	#I/F I/O	08/16/2043	2,600,025
70,673,867	Government National Mortgage Association, Series 2013-169-SE	5.87%	#I/F I/O	11/16/2043	10,036,035
23,670,308	Government National Mortgage Association, Series 2014-102-TS	5.41%	#I/F I/O	07/20/2044	3,564,275
20,407,949	Government National Mortgage Association, Series 2014-118-PS	6.01%	#I/F I/O	08/20/2044	3,394,270
17,856,956	Government National Mortgage Association, Series 2014-118-SA	6.01%	#I/F I/O	08/20/2044	2,754,864

Total US Government / Agency Mortgage Backed Obligations (Cost $842,035,006)					852,505,087

US Government Bonds and Notes - 17.3%
13,200,000	United States Treasury Bonds	4.50%		02/15/2036	16,542,280
32,700,000	United States Treasury Bonds	2.75%		11/15/2042	30,285,824
28,800,000	United States Treasury Bonds	3.63%		02/15/2044	31,527,014
19,000,000	United States Treasury Notes	0.25%		09/30/2015	19,011,134
55,200,000	United States Treasury Notes	0.25%		10/31/2015	55,236,653
11,500,000	United States Treasury Notes	0.25%		11/30/2015	11,508,533
73,710,290	United States Treasury Notes	0.13%		04/15/2019	74,689,236
70,300,000	United States Treasury Notes	2.38%		12/31/2020	72,441,971
91,300,000	United States Treasury Notes	2.25%		03/31/2021	93,211,639
98,100,000	United States Treasury Notes	2.00%		08/31/2021	98,337,598
96,600,000	United States Treasury Notes	1.75%		02/28/2022	94,826,521
55,300,000	United States Treasury Notes	1.75%		03/31/2022	54,250,185
43,000,000	United States Treasury Notes	1.75%		05/15/2023	41,552,104
62,500,000	United States Treasury Notes	2.75%		11/15/2023	64,902,375
2,700,000	United States Treasury Notes	2.38%		08/15/2024	2,710,757

Total US Government Bonds and Notes (Cost $765,066,231)					761,033,824

Affiliated Mutual Funds - 2.2% (a)
4,700,022	DoubleLine Floating Rate Fund				47,517,222
5,000,000	DoubleLine Long Duration Total Return Bond Fund				48,600,000

Total Affiliated Mutual Funds (Cost $97,019,906)					96,117,222

Short Term Investments - 3.9%
56,867,620	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	¿		56,867,620
56,867,620	Fidelity Institutional Government Portfolio	0.01%	¿		56,867,620
56,867,619	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	¿		56,867,619

Total Short Term Investments (Cost $170,602,859)					170,602,859

Total Investments - 100.1% (Cost $4,405,015,885)					4,390,534,380
Liabilities in Excess of Other Assets - (0.1)%					(5,159,022)

NET ASSETS - 100.0%					$4,385,375,358

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2015, the value of these securities amounted to $764,262,457 or 17.4% of net assets.

#	Variable rate security. Rate disclosed as of June 30, 2015.

†	Perpetual Maturity

u	Issuer is in default of interest payments

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

¥	Illiquid security. At June 30, 2015, the value of these securities amount to $38,210,148 or 0.9% of net assets

(a)	Institutional class shares held

¿	Seven-day yield as of June 30, 2015

~	Represents less than 0.05% of net assets.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Tax Cost of Investments	$4,410,368,037

Gross Tax Unrealized Appreciation	41,784,960
Gross Tax Unrealized Depreciation	(61,618,617)

Net Tax Unrealized Appreciation (Depreciation)	$(19,833,657)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government / Agency Mortgage Backed Obligations	19.4%
US Government Bonds and Notes	17.3%
US Corporate Bonds	16.8%
Foreign Corporate Bonds	13.3%
Non-Agency Residential Collateralized Mortgage Obligations	9.4%
Non-Agency Commercial Mortgage Backed Obligations	4.8%
Collateralized Loan Obligations	4.5%
Short Term Investments	3.9%
Municipal Bonds	3.5%
Bank Loans	3.5%
Affiliated Mutual Funds	2.2%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.9%
Asset Backed Obligations	0.6%
Other Assets and Liabilities	(0.1)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	85.6%
Mexico	2.4%
Chile	1.7%
Colombia	1.7%
Brazil	1.2%
Peru	1.1%
Guatemala	0.8%
China	0.7%
Panama	0.7%
Israel	0.5%
Canada	0.5%
Singapore	0.4%
Costa Rica	0.4%
Paraguay	0.3%
United Kingdom	0.3%
Luxembourg	0.3%
Australia	0.3%
Jamaica	0.3%
India	0.3%
Dominican Republic	0.2%
Indonesia	0.2%
France	0.1%
Ireland	0.1%
El Salvador	0.0%	~
Qatar	0.0%	~
Other Assets and Liabilities	(0.1)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government / Agency Mortgage Backed Obligations	19.4%
US Government Bonds and Notes	17.3%
Non-Agency Residential Collateralized Mortgage Obligations	9.4%
Banking	4.8%
Non-Agency Commercial Mortgage Backed Obligations	4.8%
Collateralized Loan Obligations	4.5%
Short Term Investments	3.9%
Municipal Bonds	3.5%
Oil & Gas	2.7%
Telecommunications	2.6%
Affiliated Mutual Funds	2.2%
Healthcare	1.9%
Utilities	1.6%
Financial Intermediaries	1.4%
Business Equipment and Services	1.4%
Media	1.3%
Transportation	1.2%
Consumer Products	1.2%
Mining	1.1%
Building and Development	1.0%
Automotive	1.0%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.9%
Chemicals/Plastics	0.8%
Technology	0.8%
Food Products	0.8%
Food/Drug Retailers	0.8%
Insurance	0.7%
Finance	0.7%
Containers and Glass Products	0.7%
Retailers (other than Food/Drug)	0.6%
Industrial Equipment	0.6%
Asset Backed Obligations	0.6%
Pharmaceuticals	0.6%
Beverage and Tobacco	0.5%
Leisure	0.5%
Hotels/Motels/Inns and Casinos	0.5%
Energy	0.4%
Real Estate	0.3%
Electronics/Electric	0.2%
Pulp & Paper	0.2%
Conglomerates	0.2%
Aerospace & Defense	0.2%
Technology Hardware, Storage & Peripherals	0.1%
Metals & Mining	0.1%
Environmental Control	0.1%
Construction	0.0%	~
Cosmetics/Toiletries	0.0%	~
Air Transport	0.0%	~
Other Assets and Liabilities	(0.1)%

	100.0%

DoubleLine Emerging Markets Fixed Income Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount $ /Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 92.4%
Brazil - 9.4%
10,000,000	Banco do Brasil S.A.	9.00%	#†^	06/18/2024	9,072,000
1,300,000	BR Malls International Finance Ltd.	8.50%	†	01/21/2016	1,316,250
2,700,000	Braskem America Finance Company	7.13%		07/22/2041	2,352,510
4,500,000	CIMPOR Financial Operations B.V.	5.75%	^	07/17/2024	3,667,500
2,200,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	1,793,000
2,206,000	Cosan Overseas Ltd.	8.25%	†	11/05/2015	2,217,030
8,600,000	ESAL GmbH	6.25%	^	02/05/2023	8,492,500
2,000,000	ESAL GmbH	6.25%		02/05/2023	1,975,000
2,890,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	2,991,150
5,000,000	Gol LuxCo S.A.	8.88%	^	01/24/2022	4,062,500
2,000,000	GTL Trade Finance, Inc.	5.89%	^	04/29/2024	1,961,000
3,000,000	JBS Investments GmbH	7.25%	^	04/03/2024	3,112,500
1,000,000	JBS Investments GmbH	7.25%		04/03/2024	1,037,500
6,575,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	5,357,968
1,000,000	Marfrig Holdings B.V.	8.38%		05/09/2018	1,012,200
11,000,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	10,505,000
3,500,000	Marfrig Holdings B.V.	6.88%		06/24/2019	3,342,500
7,600,000	Minerva Luxembourg S.A.	8.75%	#†^	04/03/2019	7,638,000
3,900,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	3,919,500
500,000	Minerva Luxembourg S.A.	7.75%		01/31/2023	505,000
3,050,000	Minerva Luxembourg S.A.	7.75%	^	01/31/2023	3,080,500
11,000,000	OAS Financial Ltd.	8.88%	#†^u	04/25/2018	2,299,000
3,500,000	Odebrecht Finance Ltd.	7.50%	†	09/14/2015	2,782,500
4,900,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	3,773,000
1,000,000	Rio Oil Finance Trust	6.25%	^	07/06/2024	985,000
750,000	Rio Oil Finance Trust	6.25%		07/06/2024	738,750

					89,989,358

Chile - 13.5%
7,000,000	AES Gener S.A.	5.25%		08/15/2021	7,411,726
2,600,000	Banco de Credito e Inversiones	4.00%		02/11/2023	2,579,678
11,000,000	Cencosud S.A.	4.88%	^	01/20/2023	11,078,859
650,000	Cencosud S.A.	4.88%		01/20/2023	654,660
3,000,000	Cencosud S.A.	5.15%	^	02/12/2025	3,024,279
5,700,000	Colbun S.A.	6.00%		01/21/2020	6,310,823
1,600,000	Corpbanca S.A.	3.88%		09/22/2019	1,626,808
8,200,000	CorpGroup Banking S.A.	6.75%	^	03/15/2023	8,266,592
13,400,000	Empresa Electrica Guacolda S.A.	4.56%	^	04/30/2025	13,026,716
12,000,000	ENTEL Chile S.A.	4.75%	^	08/01/2026	11,810,988
500,000	ENTEL Chile S.A.	4.75%		08/01/2026	492,125
20,000,000	Guanay Finance Ltd.	6.00%		12/15/2020	20,744,000
10,300,000	Latam Airlines Group S.A.	7.25%	^	06/09/2020	10,624,388
1,450,000	SACI Falabella	4.38%		01/27/2025	1,446,120
300,000	Sociedad Quimica y Minera S.A.	5.50%		04/21/2020	306,506
1,000,000	Sociedad Quimica y Minera S.A.	4.38%		01/28/2025	917,923
11,883,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	12,158,935
5,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	4,911,060
11,000,000	VTR Finance B.V.	6.88%		01/15/2024	11,267,850

					128,660,036

China - 3.7%
16,300,000	CNOOC Finance Ltd.	2.63%		05/05/2020	16,090,806
510,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	544,129
6,000,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	6,384,240
4,900,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	4,884,835

200,000	Sinopec Group Overseas Development Ltd.	2.75%		04/10/2019	201,522
3,900,000	Sinopec Group Overseas Development Ltd.	2.50%	^	04/28/2020	3,859,518
1,100,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	1,088,582
2,400,000	Tencent Holdings Ltd.	3.80%	^	02/11/2025	2,329,286

					35,382,918

Colombia - 7.9%
5,100,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	5,163,750
8,900,000	Avianca Holdings S.A.	8.38%		05/10/2020	9,011,250
1,300,000	Banco de Bogota S.A.	5.00%		01/15/2017	1,339,000
5,667,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	5,987,186
3,500,000	BBVA Colombia S.A.	4.88%	^	04/21/2025	3,431,750
4,530,000	Ecopetrol S.A.	4.13%		01/16/2025	4,191,609
1,810,000	Ecopetrol S.A.	7.38%		09/18/2043	1,901,767
17,870,000	Ecopetrol S.A.	5.88%		05/28/2045	15,859,625
2,000,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	2,335,000
3,355,000	GrupoSura Finance S.A.	5.70%		05/18/2021	3,588,844
14,600,000	Pacific Rubiales Energy Corporation	5.13%		03/28/2023	10,512,000
4,000,000	Pacific Rubiales Energy Corporation	5.63%	^	01/19/2025	2,905,000
2,000,000	Pacific Rubiales Energy Corporation	5.63%		01/19/2025	1,452,500
935,000	Transportadora de Gas Internacional S.A.	5.70%	^	03/20/2022	985,256
6,115,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	6,443,681

					75,108,218

Costa Rica - 2.6%
2,000,000	Banco de Costa Rica	5.25%		08/12/2018	2,061,000
8,700,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	8,917,500
4,000,000	Banco Nacional de Costa Rica	6.25%		11/01/2023	4,040,000
4,500,000	Instituto Costarricense de Electricidad	6.95%	^	11/10/2021	4,741,875
4,500,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	4,741,875

					24,502,250

Dominican Republic - 2.1%
1,300,000	Aeropuertos Dominicanos	9.75%	#^	11/13/2019	1,332,500
3,700,000	Aeropuertos Dominicanos	9.75%	#	11/13/2019	3,792,500
1,600,000	AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	1,696,000
12,313,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	13,051,780

					19,872,780

El Salvador - 0.7%
7,200,000	AES El Salvador Trust	6.75%		03/28/2023	6,894,000

					6,894,000

Guatemala - 6.2%
9,000,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	9,315,000
6,545,000	Agromercantil Senior Trust	6.25%		04/10/2019	6,774,075
2,500,000	Bantrab Senior Trust	9.00%		11/14/2020	2,635,072
600,000	Cementos Progreso Trust	7.13%	^	11/06/2023	641,811
10,000,000	Cementos Progreso Trust	7.13%		11/06/2023	10,696,850
3,146,000	Central American Bottling Corporation	6.75%		02/09/2022	3,358,355
6,000,000	Comcel Trust	6.88%	^	02/06/2024	6,330,000
5,500,000	Comcel Trust	6.88%		02/06/2024	5,802,500
5,900,000	Industrial Senior Trust	5.50%	^	11/01/2022	5,737,750
8,000,000	Industrial Senior Trust	5.50%		11/01/2022	7,780,000

					59,071,413

India - 1.5%
4,000,000	Reliance Industries Ltd.	5.88%	†	02/05/2018	4,025,000
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	644,410
5,400,000	Vedanta Resources PLC	8.25%		06/07/2021	5,521,878
4,400,000	Vedanta Resources PLC	7.13%	^	05/31/2023	4,202,000

					14,393,288

Indonesia - 1.4%
3,800,000	Freeport-McMoRan Copper & Gold, Inc.	3.88%		03/15/2023	3,453,387
12,000,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%		03/15/2043	10,020,288

					13,473,675

Israel - 4.2%
6,290,000	B Communications Ltd.	7.38%	^	02/15/2021	6,777,475
11,100,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	11,335,875
6,000,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	6,045,000
6,000,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	6,408,720
9,000,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	9,162,000

					39,729,070

Jamaica - 2.0%
500,000	Digicel Ltd.	7.00%		02/15/2020	520,000
7,500,000	Digicel Ltd.	7.13%	^	04/01/2022	7,068,750
12,000,000	Digicel Ltd.	7.13%		04/01/2022	11,310,000

					18,898,750

Mexico - 14.3%
10,350,000	Banco Inbursa S.A.	4.13%		06/06/2024	9,992,925
9,450,000	Banco Santander Mexico	5.95%	#	01/30/2024	9,946,125
5,758,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	5,950,893
5,000,000	BBVA Bancomer S.A.	5.35%	#^	11/12/2029	5,000,000
8,100,000	BBVA Bancomer S.A.	5.35%	#	11/12/2029	8,100,000
12,600,000	Comision Federal de Electricidad	4.88%		05/26/2021	13,230,000
3,000,000	Credito Real S.A.B. de C.V.	7.50%	^	03/13/2019	3,150,000
3,300,000	Credito Real S.A.B. de C.V.	7.50%		03/13/2019	3,465,000
5,956,410	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	6,075,538
7,235,000	Grupo Bimbo S.A.B. de C.V.	4.50%		01/25/2022	7,600,367
2,000,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	2,168,000
8,407,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	8,701,245
8,500,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	9,056,750
7,104,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	7,569,312
1,500,000	Grupo Posadas S.A. de C.V.	7.88%	^	06/30/2022	1,522,500
6,396,780	Mexico Generadora de Energia	5.50%		12/06/2032	6,268,844
1,650,000	Petroleos Mexicanos	5.50%		01/21/2021	1,793,550
4,300,000	Petroleos Mexicanos	4.50%	^	01/23/2026	4,213,570
2,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	2,072,400
5,634,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	5,844,712
7,000,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	7,376,250
3,400,000	Unifin Financiera S.A.P.I. de C.V.	6.25%	^	07/22/2019	3,378,750
3,890,000	Unifin Financiera S.A.P.I. de C.V.	6.25%		07/22/2019	3,865,688

					136,342,419

Panama - 5.7%
9,700,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	10,136,500
13,400,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%	^	05/07/2020	13,366,500
9,523,924	ENA Norte Trust	4.95%		04/25/2023	9,916,786
5,000,000	Global Bank Corporation	4.75%		10/05/2017	5,132,500
10,600,000	Global Bank Corporation	5.13%	^	10/30/2019	10,790,800
4,900,000	Global Bank Corporation	5.13%		10/30/2019	4,988,200

					54,331,286

Paraguay - 2.4%
3,350,000	Banco Continental SAECA	8.88%		10/15/2017	3,536,762
900,000	Banco Regional SAECA	8.13%	^	01/24/2019	970,875
9,490,000	Banco Regional SAECA	8.13%		01/24/2019	10,237,338
400,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	416,000
7,600,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	7,904,000

					23,064,975

Peru - 11.3%
3,100,000	Abengoa Transmision Sur S.A.	6.88%	^	04/30/2043	3,452,625
3,800,000	Abengoa Transmision Sur S.A.	6.88%		04/30/2043	4,232,250
3,900,000	Ajecorp B.V.	6.50%		05/14/2022	2,866,500
1,000,000	Banco International del Peru S.A.A.	6.63%	#^	03/19/2029	1,069,500
3,000,000	Banco International del Peru S.A.A.	6.63%	#	03/19/2029	3,208,500
3,208,000	Banco International del Peru S.A.A.	8.50%	#	04/23/2070	3,584,940
3,000,000	BBVA Banco Continental S.A.	5.25%	#	09/22/2029	3,056,250
3,000,000	Camposol S.A.	9.88%	^	02/02/2017	3,037,200
2,818,000	Camposol S.A.	9.88%		02/02/2017	2,852,943
900,000	Compania Minera Ares S.A.C.	7.75%	^	01/23/2021	928,125
11,100,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	11,446,875
6,300,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	5,670,724
4,000,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	4,033,600
5,000,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	5,050,000
2,900,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	3,131,420
1,900,000	Inkia Energy Ltd.	8.38%		04/04/2021	2,051,620
4,000,000	InRetail Shopping Malls	6.50%		07/09/2021	4,271,200
2,000,000	Maestro Peru S.A.	6.75%		09/26/2019	2,120,000
10,036,000	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	7,579,288

4,100,000	Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	3,413,250
2,730,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	2,272,725
3,520,000	Southern Copper Corporation	3.88%		04/23/2025	3,399,053
2,000,000	Southern Copper Corporation	7.50%		07/27/2035	2,249,880
4,800,000	Southern Copper Corporation	6.75%		04/16/2040	4,981,152
7,000,000	Southern Copper Corporation	5.25%		11/08/2042	6,109,880
8,030,000	Union Andina de Cementos S.A.A.	5.88%		10/30/2021	8,140,413
4,000,000	Volcan Cia Minera S.A.A.	5.38%		02/02/2022	3,915,000

					108,124,913

Qatar - 0.1%
761,044	Nakilat, Inc.	6.27%		12/31/2033	885,665

					885,665

Singapore - 3.4%
500,000	Oversea-Chinese Banking Corporation	4.00%	#^	10/15/2024	512,225
15,000,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	15,366,750
16,000,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	16,372,160

					32,251,135

Total Foreign Corporate Bonds (Cost $901,413,582)					880,976,149

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 5.7%
Colombia - 4.0%
36,000,000	Colombia Government International Bond	4.38%		07/12/2021	37,746,000

					37,746,000

Mexico - 0.8%
7,500,000	Mexico Government International Bond	3.50%		01/21/2021	7,676,250

					7,676,250

Panama - 0.9%
2,500,000	Panama Government International Bond	5.20%		01/30/2020	2,761,250
6,150,000	Panama Government International Bond	3.75%		03/16/2025	6,088,500

					8,849,750

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $54,686,729)					54,272,000

Short Term Investments - 0.8%
2,455,596	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	¿		2,455,596
2,455,596	Fidelity Institutional Government Portfolio	0.01%	¿		2,455,596
2,455,596	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	¿		2,455,596

Total Short Term Investments (Cost $7,366,788)					7,366,788

Total Investments - 98.9% (Cost $963,467,099)					942,614,937
Other Assets in Excess of Liabilities - 1.1%					10,400,225

NET ASSETS - 100.0%					$953,015,162

#	Variable rate security. Rate disclosed as of June 30, 2015.

†	Perpetual Maturity

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2015, the value of these securities amounted to $281,325,946 or 29.5% of net assets.

u	Issuer is in default of interest payments

¿	Seven-day yield as of June 30, 2015

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Tax Cost of Investments	$963,569,406

Gross Tax Unrealized Appreciation	9,307,114
Gross Tax Unrealized Depreciation	(30,261,583)

Net Tax Unrealized Appreciation (Depreciation)	$(20,954,469)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

COUNTRY BREAKDOWN as a % of Net Assets:

Mexico	15.1%
Chile	13.5%
Colombia	11.9%
Peru	11.3%
Brazil	9.4%
Panama	6.6%
Guatemala	6.2%
Israel	4.2%
China	3.7%
Singapore	3.4%
Costa Rica	2.6%
Paraguay	2.4%
Dominican Republic	2.1%
Jamaica	2.0%
India	1.5%
Indonesia	1.4%
United States	0.8%
El Salvador	0.7%
Qatar	0.1%
Other Assets and Liabilities	1.1%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	22.1%
Utilities	11.5%
Oil & Gas	10.1%
Transportation	9.6%
Telecommunications	7.7%
Consumer Products	7.3%
Mining	5.8%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	5.7%
Finance	4.1%
Building and Development	3.7%
Chemicals/Plastics	2.1%
Media	1.9%
Food/Drug Retailers	1.6%
Retailers (other than Food/Drug)	1.2%
Conglomerates	1.2%
Construction	0.9%
Short Term Investments	0.8%
Beverage and Tobacco	0.6%
Real Estate	0.6%
Technology	0.2%
Hotels/Motels/Inns and Casinos	0.2%
Other Assets and Liabilities	1.1%

100.0%

DoubleLine Multi-Asset Growth Fund (Consolidated)

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount $ /Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 4.8%
1,000,000	Brookside Mill Ltd., Series 2013-1A-E	4.67%	# ^	04/17/2025	898,711
1,000,000	Brookside Mill Ltd., Series 2013-1A-SUB	11.03%	# ^ @	04/17/2025	824,143
1,000,000	Cent Ltd., Series 2013-18A-D	3.73%	# ^	07/23/2025	982,434
1,000,000	Cent Ltd., Series 2013-18A-E	4.88%	# ^	07/23/2025	916,294
1,000,000	Cent Ltd., Series 2013-18A-SUB	13.16%	# ^ @	07/23/2025	825,433
500,000	Cent Ltd., Series 2014-22A-C	4.03%	# ^	11/07/2026	483,702
500,000	Madison Park Funding Ltd., Series 2014-13A-D	3.63%	# ^	01/19/2025	482,246
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	3.93%	# ^	11/14/2026	486,517
500,000	Octagon Investment Partners Ltd., Series 2014-1A-D	6.88%	# ^	11/14/2026	507,020

Total Collateralized Loan Obligations (Cost $6,700,290)					6,406,500

Municipal Bonds - 1.3%
2,500,000	Commonwealth of Puerto Rico	8.00%		07/01/2035	1,693,750

Total Municipal Bonds (Cost $2,260,096)					1,693,750

Non-Agency Residential Collateralized Mortgage Obligations - 8.0%
302,714	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.04%	#	03/25/2036	234,226
544,801	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	359,126
53,760	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	45,913
2,652,408	BCAP LLC Trust, Series 2009-RR4-1A2	5.23%	# ^	06/26/2037	1,302,548
304,352	ChaseFlex Trust, Series 2007-M1-2F4	3.79%	#	08/25/2037	260,996
85,044	Citicorp Mortgage Securities, Inc., Series 2007-2-3A1	5.50%		02/25/2037	85,296
329,347	Citigroup Mortgage Loan Trust, Inc., Series 2009-7-2A2	5.50%	^	10/25/2021	339,243
350,020	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	309,054
130,404	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	115,807
850,821	Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	441,566
28,348	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	29.04%	#I/F	08/25/2037	43,946
19,837	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	27.65%	#I/F	09/25/2037	34,787
320,142	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	301,801
17,270	Countrywide Home Loans, Series 2007-4-1A5	6.50%		05/25/2037	15,997
208,539	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	192,016
49,649	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	46,801
427,727	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.13%	# ^	04/26/2037	396,943
197,854	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.86%	# ^I/F	04/15/2036	229,600
334,604	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.86%	# ^I/F	04/15/2036	394,366
72,882	First Horizon Alternative Mortgage Securities, Series 2007-FA2-1A3	6.00%		04/25/2037	57,011
1,000,000	GSAA Home Equity Trust, Series 2006-15-AF3B	5.93%	#	09/25/2036	207,853
179,841	GSR Mortgage Loan Trust, Series 2006-2F-2A20	10.92%	#I/F	02/25/2036	186,378
43,375	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	41,262
692,689	JP Morgan Alternative Loan Trust, Series 2006-S1-1A3	5.50%		03/25/2036	603,797
182,314	JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.07%	#	10/25/2036	146,905
297,000	Lavender Trust, Series 2010-R12A-A3	6.00%	^	06/26/2037	304,055
105,454	Lehman Mortgage Trust, Series 2006-4-1A3	5.21%	#I/F I/O	08/25/2036	13,561
6,591	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	5,634
64,458	Lehman Mortgage Trust, Series 2007-5-11A1	5.49%	#	06/25/2037	48,570
298,108	Lehman XS Trust, Series 2005-1-3A3A	5.11%	#	07/25/2035	282,302
251,890	Long Beach Mortgage Loan Trust, Series 2005-WL2-M1	0.66%	#	08/25/2035	250,026
404,145	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	# ^	06/27/2036	354,861
364,610	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	307,794
302,111	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	263,610
5,546	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	4,506
307,211	Residential Accredit Loans, Inc., Series 2006-QS2-1A4	5.50%		02/25/2036	273,196
62,871	Residential Accredit Loans, Inc., Series 2006-QS7-A4	0.59%	#	06/25/2036	40,592
188,614	Residential Accredit Loans, Inc., Series 2006-QS7-A5	5.41%	#I/F I/O	06/25/2036	40,523
114,705	Residential Accredit Loans, Inc., Series 2006-QS8-A4	0.64%	#	08/25/2036	73,185
344,115	Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.36%	#I/F I/O	08/25/2036	57,246
360,787	Residential Asset Mortgage Products, Inc., Series 2004-RS2-MII1	1.06%	#	02/25/2034	346,740
31,959	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	30,503
690,669	Residential Asset Securitization Trust, Series 2006-A16-1A3	6.00%		02/25/2037	535,585
535,247	Residential Asset Securitization Trust, Series 2007-A1-A8	6.00%		03/25/2037	378,812
507,019	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	447,002
336,744	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.79%	#	10/25/2036	239,570

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $10,122,821)					10,691,111

US Government / Agency Mortgage Backed Obligations - 4.1%
90,094	Federal Home Loan Mortgage Corporation, Series 3261-SA	6.24%	#I/F I/O	01/15/2037	16,785
94,908	Federal Home Loan Mortgage Corporation, Series 3317-DS	14.54%	#I/F	05/15/2037	121,292
189,889	Federal Home Loan Mortgage Corporation, Series 3355-BI	5.86%	#I/F I/O	08/15/2037	31,039
158,658	Federal Home Loan Mortgage Corporation, Series 3384-S	6.20%	#I/F I/O	11/15/2037	18,613

295,794	Federal Home Loan Mortgage Corporation, Series 3384-SG	6.12%	#I/F I/O	08/15/2036	38,101
185,564	Federal Home Loan Mortgage Corporation, Series 3417-SX	5.99%	#I/F I/O	02/15/2038	25,777
270,207	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.46%	#I/F I/O	03/15/2038	28,140
2,714,855	Federal Home Loan Mortgage Corporation, Series 3423-TG	0.35%	#I/F I/O	03/15/2038	23,169
282,199	Federal Home Loan Mortgage Corporation, Series 3500-SA	5.33%	#I/F I/O	01/15/2039	26,935
402,518	Federal Home Loan Mortgage Corporation, Series 3523-SM	5.81%	#I/F I/O	04/15/2039	53,579
84,154	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.76%	#I/F I/O	08/15/2039	9,021
443,311	Federal Home Loan Mortgage Corporation, Series 3728-SV	4.26%	#I/F I/O	09/15/2040	47,575
345,614	Federal Home Loan Mortgage Corporation, Series 3758-S	5.84%	#I/F I/O	11/15/2040	61,479
77,015	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	79,467
24,355	Federal Home Loan Mortgage Corporation, Series 3780-YS	9.53%	#I/F	12/15/2040	24,836
416,900	Federal Home Loan Mortgage Corporation, Series 3815-ST	5.66%	#I/F I/O	02/15/2041	61,891
164,674	Federal Home Loan Mortgage Corporation, Series 3900-SB	5.78%	#I/F I/O	07/15/2041	23,922
396,695	Federal Home Loan Mortgage Corporation, Series 3923-CZ	5.00%		09/15/2041	437,942
166,929	Federal National Mortgage Association, Series 2006-101-SA	6.39%	#I/F I/O	10/25/2036	34,087
85,593	Federal National Mortgage Association, Series 2006-123-LI	6.13%	#I/F I/O	01/25/2037	16,287
591,491	Federal National Mortgage Association, Series 2007-39-AI	5.93%	#I/F I/O	05/25/2037	103,656
292,824	Federal National Mortgage Association, Series 2007-57-SX	6.43%	#I/F I/O	10/25/2036	47,112
19,496	Federal National Mortgage Association, Series 2009-49-S	6.56%	#I/F I/O	07/25/2039	3,047
538,855	Federal National Mortgage Association, Series 2009-86-CI	5.61%	#I/F I/O	09/25/2036	63,368
235,208	Federal National Mortgage Association, Series 2009-90-IA	5.56%	#I/F I/O	03/25/2037	30,790
223,162	Federal National Mortgage Association, Series 2009-90-IB	5.53%	#I/F I/O	04/25/2037	22,623
493,534	Federal National Mortgage Association, Series 2010-39-SL	5.48%	#I/F I/O	05/25/2040	67,419
290,891	Federal National Mortgage Association, Series 2011-5-PS	6.21%	#I/F I/O	11/25/2040	34,548
340,436	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	359,408
1,064,411	Federal National Mortgage Association, Series 2013-53-ZC	3.00%		06/25/2043	949,354
869,379	Federal National Mortgage Association, Series 2013-55-KS	5.72%	#I/F	06/25/2043	745,300
994,036	Federal National Mortgage Association, Series 2013-55-VZ	3.00%		06/25/2043	890,595
47,676	Government National Mortgage Association, Series 2009-6-SM	5.76%	#I/F I/O	02/20/2038	6,280
605,165	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	647,092
250,000	Government National Mortgage Association, Series 2011-7-LS	9.51%	#I/F	12/20/2040	279,612

Total US Government / Agency Mortgage Backed Obligations (Cost $5,283,995)					5,430,141

Real Estate Investment Trusts - 3.2%
240,000	Annaly Capital Management, Inc.				2,205,600
148,747	Chimera Investment Corporation				2,039,321

Total Real Estate Investment Trusts (Cost $4,707,946)					4,244,921

Affiliated Mutual Funds - 32.5% (a)
578,000	DoubleLine Core Fixed Income Fund				6,305,977
624,253	DoubleLine Emerging Markets Fixed Income Fund				6,454,773
186,012	DoubleLine Equities Growth Fund				2,522,321
199,203	DoubleLine Flexible Income Fund				1,992,032
2,388,645	DoubleLine Total Return Bond Fund				25,964,570

Total Affiliated Mutual Funds (Cost $44,454,391)					43,239,673

Exchange Traded Funds and Common Stocks - 16.0%
58,100	iShares MSCI Australia Index Fund				1,221,843
55,000	iShares MSCI Hong Kong Index Fund				1,240,800
38,750	iShares MSCI Singapore Index Fund				487,088
18,000	iShares MSCI Sweden Index Fund				571,860
62,000	iShares MSCI Switzerland Capped Index Fund				2,030,500
170,500	iShares MSCI United Kingdom Index Fund				3,111,625
84,000	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.				726,600
100,400	PowerShares Chinese Yuan Dim Sum Bond Portfolio				2,483,896
43,000	PureFunds ISE Cyber Security ETF *				1,356,650
39,000	SPDR EURO STOXX 50 ETF				1,459,770
50,500	Stone Harbor Emerging Markets Income Fund				759,015
74,000	Templeton Emerging Markets Income Fund				792,540
50,000	Western Asset Emerging Markets Debt Fund, Inc.				748,000
72,000	Western Asset Emerging Markets Income Fund, Inc.				772,560
165,000	WisdomTree India Earnings Fund				3,575,550

Total Exchange Traded Funds and Common Stocks (Cost $22,344,987)					21,338,297

Short Term Investments - 30.5%
10,776,864	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	¿		10,776,864
10,776,864	Fidelity Institutional Government Portfolio	0.01%	¿		10,776,864
11,508,864	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	¿		11,508,864
3,500,000	United States Treasury Bills				3,500,043
4,000,000	United States Treasury Bills				4,000,100

Total Short Term Investments (Cost $40,562,209)					40,562,735

Total Investments - 100.4% (Cost $136,436,735)					133,607,128
Liabilities in Excess of Other Assets - (0.4)%					(475,212)

NET ASSETS - 100.0%					$133,131,916

#	Variable rate security. Rate disclosed as of June 30, 2015.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2015, the value of these securities amounted to $9,728,116 or 7.3% of net assets.

@	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of June 30, 2015.

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

I/O	Interest only security

(a)	Institutional class shares held

*	Non-Income producing

¿	Seven-day yield as of June 30, 2015

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Tax Cost of Investments	$137,676,747

Gross Tax Unrealized Appreciation	5,467,463
Gross Tax Unrealized Depreciation	(9,537,082)

Net Tax Unrealized Appreciation (Depreciation)	$(4,069,619)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Affiliated Mutual Funds	32.5%
Short Term Investments	30.5%
Exchange Traded Funds and Common Stocks	16.0%
Non-Agency Residential Collateralized Mortgage Obligations	8.0%
Collateralized Loan Obligations	4.8%
US Government / Agency Mortgage Backed Obligations	4.1%
Real Estate Investment Trusts	3.2%
Municipal Bonds	1.3%
Other Assets and Liabilities	(0.4)%

100.0%

Futures Contracts - Long
Contracts	Security Description		Expiration Month	Unrealized Appreciation (Depreciation)
8	German Stock Index Future		09/2015	$19,941
77	mini MSCI EAFE Index Future		09/2015	(141,476)
68	mini MSCI Emerging Markets Index Future		09/2015	9,700
74	E-mini S&P 500 Future		09/2015	(78,440)
95	Nikkei-225 Future		09/2015	59,024
95	Euro STOXX 50 Future		09/2015	(31,363)
79	10 Year US Treasury Note Future		09/2015	(91,502)
26	Gold Future		08/2015	(45,317)

				$(254,117)

Futures Contracts - Short
Contracts	Security Description		Expiration Month	Unrealized Appreciation (Depreciation)
46	Euro/Bund Future		09/2015	$17,855

				$17,855

Total Return Swaps - Long
Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
Markit iBoxx Liquid Leveraged Loan Index	JP Morgan Securities LLC	10,000,000	09/20/2015	$843
S&P GSCI Gold Official Close Index	Morgan Stanley	490,000	07/01/2015	(13)
S&P GSCI Unleaded Gasoline Official Close Index	Morgan Stanley	490,000	07/01/2015	9,965
S&P GSCI Cotton Official Close Index	Morgan Stanley	490,000	07/01/2015	18,944
S&P GSCI Nickel Official Close Index	Morgan Stanley	490,000	07/01/2015	(27,957)
S&P GSCI Copper Official Close Index	Morgan Stanley	490,000	07/01/2015	(314)
S&P GSCI Cocoa Official Close Index	Morgan Stanley	490,000	07/01/2015	133
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	25,000,000	03/31/2016	(553,910)

				$(552,309)

Total Return Swaps - Short
Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
S&P GSCI Corn Official Close Index	Morgan Stanley	490,000	07/01/2015	(50,266)
S&P GSCI Kansas Wheat Official Close Index	Morgan Stanley	490,000	07/01/2015	(60,197)
S&P GSCI Brent Crude Official Close Index	Morgan Stanley	490,000	07/01/2015	(2,930)
S&P GSCI Coffee Official Close Index	Morgan Stanley	490,000	07/01/2015	9,780
S&P GSCI Heating oil Official Close Index	Morgan Stanley	490,000	07/01/2015	(5,572)
S&P GSCI Sugar Official Close Index	Morgan Stanley	490,000	07/01/2015	(24,781)

				$(133,966)

¤ Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index that invests primarily in equity securities of companies in the relevant sector. At June 30, 2015, the four sector constituents and their weightings were as follows: Health Care 25.5%, Consumer Staples 25.2%, Industrial 24.8%, Technology 24.5%.

Interest Rate Swaps
Fixed Rate	Reference Currency	Floating Rate Paid or Received	Maturity Date	Notional Amount	Counterparty	Unrealized Appreciation (Depreciation)
2.71%	Australian Dollar	Paid	04/10/2025	Australian Dollar 5,200,000	JP Morgan Securities LLC	$(213,144)

						$(213,144)

Forward Currency Exchange Contracts

Settlement Date	Currency to be Delivered		U.S. Value	Currency to be Received		U.S. Value	Counterparty	Unrealized Appreciation (Depreciation)
09/18/2015	1,117,638,500	Japanese Yen	$9,142,175	9,067,442	U.S. Dollars	$9,067,442	Morgan Stanley	$(74,733)
11/30/2015	10,000,000	U.S. Dollars	10,000,000	62,772,100	China Renminbi	10,006,547	JP Morgan Securities LLC	6,547

			$19,142,175			$19,073,989		$(68,186)

DoubleLine Low Duration Bond Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount $ /Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.5%
14,496,193	Access Group, Inc., Series 2007-A-B	0.83%	#	02/25/2037	12,362,216
9,929,471	Access Point Funding LLC, Series 2015-A-A	2.61%	^	04/15/2020	9,928,478
5,000,000	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^ ¥	10/15/2019	5,025,000
7,189,293	SoFi Professional Loan Program, Series 2013-A-A	3.75%	^	12/25/2029	7,328,765
2,283,985	SoFi Professional Loan Program, Series 2014-A-A2	3.02%	^	10/25/2027	2,324,640

Total Asset Backed Obligations (Cost $37,771,877)					36,969,099

Bank Loans - 9.5%
7,131,018	Activision Blizzard, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.25%	#	10/13/2020	7,162,715
7,985,000	B/E Aerospace, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	12/16/2021	8,020,953
8,009,790	Calpine Construction, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.00%	#	05/04/2020	7,867,976
8,000,000	CBS Outdoor Americas Capital LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.00%	#	02/01/2021	7,991,880
7,870,728	Cedar Fair LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.25%	#	03/06/2020	7,902,722
7,957,872	Cequel Commenications LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	02/14/2019	7,942,394
7,870,351	CIH International, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	1.93%	#	06/05/2020	7,871,571
7,920,000	DaVita HealthCare Partners, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	06/24/2021	7,934,375
7,871,383	Delta Air Lines, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.25%	#	10/18/2018	7,865,677
8,000,000	Dollar Tree, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.50%	#	03/09/2022	8,009,200
3,000,000	Endo Pharmaceuticals, Guaranteed Senior Secured 1st Lien Term Loan	3.50%	#&	06/24/2016	3,000,000
3,000,000	Energizer Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.25%	#	07/08/2022	3,013,725
7,934,662	GXS Group, Inc., Guarnateed Senior Secured 1st Lien Term Loan, Tranche B	3.25%	#	01/19/2021	7,966,400
5,254,160	H.J. Heinz Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.25%	#	06/05/2020	5,261,069
7,874,849	HCA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	3.03%	#	05/01/2018	7,882,921
7,017,057	Hilton Worldwide Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	10/26/2020	7,028,038
7,857,901	Huntsman International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	2.73%	#	04/19/2017	7,864,462
8,000,000	Intelsat Jackson Holdings S.A., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	06/28/2019	7,950,840
7,890,162	KAR Auctions Services, Inc., Guarnateed Senior Secured 1st Lien Term Loan, Tranche B2	3.50%	#	03/11/2021	7,903,970
8,000,000	Level 3 Financing, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche BII	3.50%	#	05/31/2022	7,955,840
7,692,400	Nielsen Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.18%	#	04/15/2021	7,733,592
7,864,246	NRG Energy, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	2.75%	#	07/02/2018	7,812,774
7,957,549	Pinnacle Foods Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche G	3.00%	#	04/29/2020	7,936,541
7,881,839	Regal Cinemas Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	04/01/2022	7,904,026
7,920,000	SBA Senior Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.25%	#	03/24/2021	7,855,650
7,960,000	Sensata Technologies, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.00%	#	10/14/2021	7,994,109
7,984,667	Sinclair Television Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.50%	#	07/30/2021	7,987,143
2,000,000	Six Flags Theme Parks, Inc., Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	06/30/2022	2,004,060
8,000,000	Spectrum Brands, Inc., Guaranteed Senior Secured 1st Lien Term Loan	3.75%	#	06/23/2022	8,020,000
7,777,143	Vantiv LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	06/13/2021	7,791,725
8,089,837	Virgin Media Investment Holdings Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche F	3.50%	#	06/30/2023	8,022,448
5,821,053	WR Grace & Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	2.75%	#	02/03/2021	5,819,481
2,094,737	WR Grace & Company, Guarnateed Senior Secured 1st Lien Delayed-Draw Term Loan	2.75%	#	02/03/2021	2,094,171

Total Bank Loans (Cost $233,108,741)					233,372,448

Collateralized Loan Obligations - 19.7%
5,250,000	AB Ltd., Series 2007-1A-B	1.03%	# ^	04/15/2021	5,227,064
1,041,942	ACAS Ltd., Series 2007-1X-A1S	0.49%	#	04/20/2021	1,038,199
4,500,000	ACAS Ltd., Series 2014-1A-A	1.79%	# ^	07/18/2026	4,504,473
950,000	Anchorage Capital Ltd., Series 2014-4A-A1A	1.73%	# ^	07/28/2026	949,236
1,146,452	Apidos Ltd., Series 2007-5A-A18	0.51%	# ^	04/15/2021	1,137,423
5,425,000	Apidos Ltd., Series 2013-16A-A1	1.73%	# ^	01/19/2025	5,421,762
2,574,290	ARES Ltd., Series 2007-12A-A	0.91%	# ^	11/25/2020	2,549,780
3,943,858	ARES Ltd., Series 2007-3RA-A2	0.50%	# ^	04/16/2021	3,899,639
9,181,430	Atrium Corporation, Series 5A-A2A	0.50%	# ^	07/20/2020	9,126,656
5,455,000	Avalon Capital Ltd., Series 2014-1AR-AR	1.44%	# ^	04/17/2023	5,455,688
180,569	Avenue Ltd., Series 2007-6A-A1	0.50%	# ^	07/17/2019	180,429
3,000,000	Avery Point Ltd., Series 2014-1A-A	1.80%	# ^	04/25/2026	3,003,970
4,810,056	Babson Ltd., Series 2005-3A-A	0.53%	# ^	11/10/2019	4,805,599
9,966,725	Babson Ltd., Series 2007-1A-A2A	0.49%	# ^	01/18/2021	9,870,802
7,707,601	Babson Ltd., Series 2007-1X-A2A	0.49%	#	01/18/2021	7,633,421
2,500,000	Betony Ltd., Series 2015-1A-X	1.27%	# ^	04/15/2027	2,500,566
1,000,000	Birchwood Park Ltd., Series 2014-1A-C2	3.43%	# ^	07/15/2026	1,003,124
3,637,091	Black Diamond Ltd., Series 2005-1A-A1	0.55%	# ^	06/20/2017	3,637,129
7,390,835	BlackRock Senior Income, Series 2006-4A-A	0.52%	# ^	04/20/2019	7,342,865
4,699,645	BlackRock Senior Income, Series 2007-5A-A3	0.51%	# ^	08/13/2019	4,652,055
12,044,936	BlueMountain Ltd., Series 2007-3A-A1B	0.53%	# ^	03/17/2021	11,938,578
4,000,000	BlueMountain Ltd., Series 2014-3A-A1	1.76%	# ^	10/15/2026	4,001,416
4,000,000	BlueMountain Ltd., Series 2014-4A-B1	2.68%	# ^	11/30/2026	4,009,735
2,161,136	BMI Trust, Series 2013-1AR-A1R	1.22%	# ^	08/01/2021	2,157,338
782,084	Bridgeport Ltd., Series 2006-1A-A1	0.53%	# ^	07/21/2020	772,348
2,250,000	Carlyle Global Market Strategies Ltd., Series 2013-2A-D	4.03%	# ^	04/18/2025	2,248,913
1,724,423	Carlyle High Yield Partners Ltd., Series 2006-8A-A1	0.53%	# ^	05/21/2021	1,708,826
20,168,692	Carlyle High Yield Partners Ltd., Series 2006-8A-A2A	0.52%	# ^	05/21/2021	20,038,315

8,232,177	Carlyle High Yield Partners Ltd., Series 2006-9A-A1	0.53%	# ^	08/01/2021	8,141,975
20,115,759	Carlyle High Yield Partners Ltd., Series 2007-10-A1	0.50%	# ^	04/19/2022	19,712,456
860,440	Carlyle High Yield Partners Ltd., Series 2007-10A-A2A	0.49%	# ^	04/19/2022	851,093
5,000,000	Catamaran Ltd., Series 2012-1A-A	1.66%	# ^	12/20/2023	5,004,720
5,000,000	Catamaran Ltd., Series 2014-1A-A1	1.83%	# ^	04/20/2026	4,998,017
1,250,000	Catamaran Ltd., Series 2014-1A-B	2.93%	# ^	04/20/2026	1,225,271
2,060,371	Cent Ltd., Series 2005-10A-A1	0.54%	# ^	12/15/2017	2,052,186
1,842,196	Cent Ltd., Series 2006-11A-A1	0.54%	# ^	04/25/2019	1,825,080
1,464,657	Cent Ltd., Series 2007-14A-A2A	0.51%	# ^	04/15/2021	1,441,733
3,840,001	Clydesdale Ltd., Series 2006-1A-A1	0.52%	# ^	12/19/2018	3,823,618
3,250,000	ColumbusNova Ltd., Series 2006-1A-D	1.83%	# ^	07/18/2018	3,218,932
5,789,652	ColumbusNova Ltd., Series 2007-1A-A1	0.53%	# ^	05/16/2019	5,766,703
5,000,000	Covenant Credit Partners Ltd., Series 2014-1A-A	1.76%	# ^	07/20/2026	4,991,164
2,500,000	Dryden Leveraged Loan, Series 2006-16A-A2	0.66%	# ^	10/20/2020	2,473,472
500,000	Dryden Senior Loan Fund, Series 2012-25A-D	4.28%	# ^	01/15/2025	503,950
4,396,589	Eaton Vance Ltd., Series 2006-8A-A	0.52%	# ^	08/15/2022	4,361,945
1,500,000	Eaton Vance Ltd., Series 2006-8A-B	0.92%	# ^	08/15/2022	1,447,152
666,703	Eaton Vance Ltd., Series 2007-9A-A2	0.51%	# ^	04/20/2019	667,196
1,000,000	Flatiron Ltd., Series 2013-1A-A1	1.67%	# ^	01/17/2026	998,181
570,505	Four Corners Ltd., Series 2006-2A-A	0.55%	# ^	01/26/2020	568,722
1,899,260	Four Corners Ltd., Series 2006-3A-A	0.53%	# ^	07/22/2020	1,892,507
645,850	Franklin Ltd., Series 2006-5A-A2	0.55%	# ^	06/15/2018	643,732
2,750,000	GoldenTree Loan Opportunities Ltd., Series 2005-10A-X	1.28%	# ^	07/20/2027	2,750,000
2,000,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.47%	# ^	04/17/2022	2,006,634
5,000,000	GoldenTree Loan Opportunities Ltd., Series 2014-8A-A	1.73%	# ^	04/19/2026	4,999,413
1,277,374	Gulf Stream Ltd., Series 2007-1A-A1A	0.51%	# ^	06/17/2021	1,269,912
9,000,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2	2.77%	#	08/15/2023	9,013,133
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-A1	1.81%	# ^	04/18/2026	1,000,428
2,250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	3.76%	# ^	04/28/2025	2,074,336
5,768,480	ING Ltd., Series 2006-3A-A2A	0.50%	# ^	12/13/2020	5,781,885
9,159,982	ING Ltd., Series 2012-1RA-A1R	1.48%	# ^	03/14/2022	9,158,034
1,280,000	ING Ltd., Series 2012-4A-A1	1.67%	# ^	10/15/2023	1,281,227
3,000,000	ING Ltd., Series 2012-4A-A2	2.53%	# ^	10/15/2023	3,007,483
384,820	Inwood Park Ltd., Series 2006-1A-A1A	0.50%	# ^	01/20/2021	384,728
4,000,000	Jamestown Ltd., Series 2014-4A-A1A	1.78%	# ^	07/15/2026	4,004,984
2,579,937	KKR Financial Corporation, Series 2007-1A-A	0.62%	# ^	05/15/2021	2,569,910
2,500,000	Landmark Ltd., Series 2005-6X-E	5.03%	#	01/14/2018	2,503,089
203,582	Landmark Ltd., Series 2006-7A-A2L	0.73%	# ^	07/15/2018	203,124
6,027,337	Landmark Ltd., Series 2006-8A-A1	0.52%	# ^	10/19/2020	6,011,480
5,000,000	LCM LP, Series 10AR-AR	1.53%	# ^	04/15/2022	5,005,514
500,000	LCM LP, Series 10AR-BR	2.17%	# ^	04/15/2022	500,623
500,000	LCM LP, Series 10AR-CR	3.12%	# ^	04/15/2022	502,237
1,000,000	LCM LP, Series 11A-B	2.43%	# ^	04/19/2022	1,001,320
1,000,000	LCM LP, Series 15A-C	3.38%	# ^	08/25/2024	1,001,871
5,500,000	LCM LP, Series 16A-A	1.78%	# ^	07/15/2026	5,502,161
3,000,000	LCM LP, Series 5A-C	0.95%	# ^	03/21/2019	2,949,748
25,000,000	LCM Ltd., Series 12A-AR	1.54%	# ^	10/19/2022	24,968,750
481,234	Madison Park Funding Ltd., Series 2007-4A-A2	0.51%	# ^	03/22/2021	471,388
500,000	Madison Park Funding Ltd., Series 2014-15A-C	3.91%	# ^	01/27/2026	492,893
1,750,000	Magnetite Ltd., Series 2014-9A-A1	1.70%	# ^	07/25/2026	1,742,505
250,000	Magnetite Ltd., Series 2015-12A-A	1.82%	# ^	04/15/2027	249,999
2,847,044	Mayport Ltd., Series 2006-1A-A2L	0.64%	# ^	02/22/2020	2,848,122
708,452	Mountain Capital Ltd., Series 2007-6A-A	0.51%	# ^	04/25/2019	704,177
5,400,000	Mountain Hawk Ltd., Series 2014-A3-A	1.78%	# ^	04/18/2025	5,384,965
15,493,303	Mountain View Ltd., Series 2006-2A-A1	0.53%	# ^	01/12/2021	15,404,274
5,713,066	Nautique Funding Ltd., Series 2006-1A-A1A	0.53%	# ^	04/15/2020	5,660,386
3,000,000	Navigare Funding Ltd., Series 2007-2A-C	1.02%	# ^	04/17/2021	2,924,375
9,750,000	NewMark Capital Funding Ltd., Series 2013-1A-A2	1.40%	# ^	06/02/2025	9,603,037
10,000,000	NewMark Capital Funding Ltd., Series 2013-A1-A1	1.22%	# ^	06/02/2025	9,797,106
3,000,000	Northwoods Capital Corporation, Series 2013-10-A1	1.68%	# ^	11/04/2025	2,983,181
7,577,978	Nylim Flatiron Ltd., Series 2006-1A-A1	0.52%	# ^	08/08/2020	7,536,849
1,000,000	Oak Hill Credit Partners, Series 2012-7A-A	1.70%	# ^	11/20/2023	1,000,368
129,675	Ocean Trails, Series 2006-1X-A1	0.53%	#	10/12/2020	127,744
562,893	Octagon Investment Partners Ltd., Series 2006-1A-A1	0.52%	# ^	04/23/2020	561,162
5,500,000	OZLM Ltd., Series 2014-6A-A1	1.82%	# ^	04/17/2026	5,518,272
4,628,904	Pacifica Corporation, Series 2006-6A-A1A	0.51%	# ^	08/15/2021	4,591,721
3,067,538	Prospect Park Ltd., Series 2006-1	0.53%	# ^	07/15/2020	3,052,669
1,765,923	Race Point Ltd., Series 2006-3-A	0.54%	# ^	04/15/2020	1,763,596
2,750,000	Race Point Ltd., Series 2006-3-C	0.96%	# ^	04/15/2020	2,738,601
1,153,464	Race Point Ltd., Series 2007-4A-A1A	0.48%	# ^	08/01/2021	1,155,497
3,000,000	Regatta Funding Ltd., Series 2014-1A-A1A	1.84%	# ^	10/25/2026	3,005,106
1,981,108	Sands Point Funding Ltd., Series 2006-1A-A1	0.54%	# ^	07/18/2020	1,982,192
5,932,786	Silverado Ltd., Series 2006-II	0.52%	# ^	10/16/2020	5,880,885
3,800,000	Slater Mill Loan Fund, Series 2012-1A-B	2.93%	# ^	08/17/2022	3,827,365
3,000,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1	1.78%	# ^	10/30/2026	3,002,339
2,000,000	Steele Creek Ltd., Series 2014-1A-A1	1.88%	# ^	08/21/2026	2,002,482
1,500,000	Symphony Ltd., Series 2014-15A-X	1.20%	# ^	10/17/2026	1,500,711
3,096,621	Venture Ltd., Series 2005-1A-A2	0.73%	# ^	11/22/2018	3,094,534
9,250,000	Venture Ltd., Series 2014-16A-A1L	1.75%	# ^	04/15/2026	9,269,074
1,000,000	Venture Ltd., Series 2014-17A-B2	2.38%	# ^	07/15/2026	999,729

12,688,896	Wasatch Ltd., Series 2006-1A-A1B	0.52%	# ^	11/14/2022	12,354,970
5,000,000	Washington Mill Ltd., Series 2014-1A-A1	1.78%	# ^	04/20/2026	5,006,220
1,000,000	Washington Mill Ltd., Series 2014-1A-B1	2.33%	# ^	04/20/2026	995,601
1,000,000	Washington Mill Ltd., Series 2014-1A-C	3.28%	# ^	04/20/2026	996,670
1,590,000	Washington Mill Ltd., Series 2014-1A-X	1.28%	# ^	04/20/2026	1,591,080
6,780,692	Westwood Ltd., Series 2006-1X-A1	0.52%	#	03/25/2021	6,720,441
4,041,943	Westwood Ltd., Series 2007-2A-A1	0.50%	# ^	04/25/2022	3,991,455
2,500,000	WhiteHorse Ltd., Series 2012-1A-B1L	4.53%	# ^	02/03/2025	2,484,542
5,000,000	WhiteHorse Ltd., Series 2013-1A-A1L	1.66%	# ^	11/24/2025	4,999,767
3,250,000	WhiteHorse Ltd., Series 2014-1A-A	1.78%	# ^	05/01/2026	3,240,825
10,000,000	Wind River Ltd., Series 2013-2A-A1	1.73%	# ^	01/18/2026	9,985,066
4,500,000	Zais Ltd., Series 2014-2A-A1A	1.78%	# ^	07/25/2026	4,484,942

Total Collateralized Loan Obligations (Cost $483,698,637)					484,606,061

Foreign Corporate Bonds - 18.6%
2,000,000	AES Gener S.A.	5.25%		08/15/2021	2,117,636
1,450,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	1,500,750
3,550,000	Agromercantil Senior Trust	6.25%		04/10/2019	3,674,250
4,311,000	Australia and New Zealand Banking Group Ltd.	3.25%	^	03/01/2016	4,385,214
620,000	Banco Continental SAECA	8.88%		10/15/2017	654,565
1,500,000	Banco Davivienda S.A.	2.95%	^	01/29/2018	1,497,750
7,000,000	Banco Davivienda S.A.	2.95%		01/29/2018	6,989,500
4,000,000	Banco de Bogota S.A.	5.00%		01/15/2017	4,120,000
2,453,000	Banco de Chile	6.25%		06/15/2016	2,562,210
6,900,000	Banco de Costa Rica	5.25%		08/12/2018	7,110,450
4,500,000	Banco de Credito del Peru	2.75%	^	01/09/2018	4,527,000
5,500,000	Banco de Credito del Peru	2.75%		01/09/2018	5,533,000
3,000,000	Banco de Credito e Inversiones	3.00%		09/13/2017	3,052,014
2,000,000	Banco GNB Sudameris S.A.	3.88%	^	05/02/2018	1,995,000
7,400,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	7,381,500
4,000,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75%		04/04/2017	4,110,000
5,000,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%	^	05/07/2020	4,987,500
3,525,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	3,688,031
7,000,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	7,175,000
1,000,000	Banco Regional SAECA	8.13%		01/24/2019	1,078,750
4,000,000	Banco Santander	1.88%	#	01/19/2016	4,010,000
1,640,000	Banco Santander Chile	1.18%	#	04/11/2017	1,636,385
2,500,000	Banco Santander Chile	2.15%	#	06/07/2018	2,543,750
11,100,000	Banco Santander Mexico	5.95%	#	01/30/2024	11,682,750
1,146,000	Bancolombia S.A.	6.88%		05/25/2017	1,219,802
3,825,000	Bank Of Montreal	1.30%		07/15/2016	3,846,665
360,000	Bank Of Montreal	1.30%		07/14/2017	360,196
4,030,000	Bank Of Nova Scotia	1.25%		04/11/2017	4,039,636
8,750,000	BBVA Banco Continental S.A.	3.25%		04/08/2018	8,892,187
11,000,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	11,368,500
2,761,000	BP Capital Markets PLC	1.85%		05/05/2017	2,791,545
1,225,000	BP Capital Markets PLC	1.67%		02/13/2018	1,229,175
3,625,000	British Telecommunications PLC	5.95%		01/15/2018	4,003,258
1,000,000	Cementos Progreso Trust	7.13%		11/06/2023	1,069,685
4,100,000	Cemex S.A.B. de C.V.	5.03%	#	10/15/2018	4,323,450
9,000,000	Cencosud S.A.	5.50%		01/20/2021	9,469,926
6,000,000	Central American Bottling Corporation	6.75%		02/09/2022	6,405,000
10,000,000	CNOOC Finance Ltd.	2.63%		05/05/2020	9,871,660
1,000,000	CNPC General Capital Ltd.	1.18%	# ^	05/14/2017	998,915
1,000,000	Colbun S.A.	6.00%		01/21/2020	1,107,162
2,000,000	Comision Federal de Electricidad	4.88%		05/26/2021	2,100,000
500,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	515,625
11,000,000	Corpbanca S.A.	3.13%		01/15/2018	11,049,566
400,000	Corpbanca S.A.	3.88%		09/22/2019	406,702
4,500,000	Corporacion Financiera de Desarrollo S.A.	3.25%	^	07/15/2019	4,537,800
4,450,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	4,487,380
1,500,000	Cosan Overseas Ltd.	8.25%	†	11/05/2015	1,507,500
2,022,000	DBS Bank Ltd.	0.89%	#	07/15/2021	2,009,363
7,627,000	DBS Bank Ltd.	3.63%	#	09/21/2022	7,879,385
7,000,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	7,113,750
100,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	102,125
1,800,000	Ecopetrol S.A.	4.25%		09/18/2018	1,878,750
2,000,000	Embraer Overseas Ltd.	6.38%		01/24/2017	2,116,000
5,000,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	5,837,500
11,359,380	ENA Norte Trust	4.95%		04/25/2023	11,827,954
6,500,000	Fondo Mivivienda S.A.	3.38%	^	04/02/2019	6,565,000
3,100,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	3,131,000
9,000,000	Freeport-McMoRan Copper & Gold, Inc.	2.38%		03/15/2018	8,932,545
6,200,000	Global Bank Corporation	4.75%		10/05/2017	6,364,300
1,500,000	Global Bank Corporation	5.13%		10/30/2019	1,527,000
4,000,000	Global Bank Corporation	5.13%	^	10/30/2019	4,072,000
3,100,000	Globo Communicacao e Participacoes S.A.	6.25%	# †	07/20/2015	3,103,875
12,550,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	12,989,250
9,300,000	Grupo Aval Ltd.	5.25%		02/01/2017	9,659,910
200,000	Grupo Aval Ltd.	5.25%	^	02/01/2017	207,740

500,000	Grupo Bimbo S.A.B. de C.V.	4.50%		01/25/2022	525,250
2,800,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	3,035,200
500,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	532,750
1,000,000	Grupo Televisa S.A.B	6.00%		05/15/2018	1,110,000
6,400,000	GrupoSura Finance S.A.	5.70%		05/18/2021	6,846,080
6,000,000	Guanay Finance Ltd.	6.00%		12/15/2020	6,223,200
9,000,000	Hutchison Whampoa International Ltd.	6.00%	# †	05/07/2017	9,576,360
640,949	Interoceanica IV Finance Ltd.	0.00%		11/30/2018	604,094
9,500,000	Inversiones CMPC S.A.	4.75%		01/19/2018	9,972,682
7,000,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	7,476,840
8,000,000	LPG International, Inc.	7.25%		12/20/2015	8,220,000
2,800,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	2,674,000
1,000,000	Minerva Luxembourg S.A.	8.75%	# †	04/03/2019	1,005,000
3,900,000	National Australia Bank Ltd.	3.00%	^	07/27/2016	3,991,307
1,700,000	ONGC Videsh Ltd.	3.25%		07/15/2019	1,708,464
4,025,000	Orange S.A.	2.75%		09/14/2016	4,098,666
5,000,000	Oversea-Chinese Banking Corporation	3.75%	#	11/15/2022	5,161,250
7,000,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	7,171,150
7,000,000	Pacific Rubiales Energy Corporation	5.38%		01/26/2019	5,768,000
1,000,000	Pacific Rubiales Energy Corporation	5.38%	^	01/26/2019	824,000
161,377	Peru Enhanced Pass-Through Finance Ltd.	0.00%	^	05/31/2018	155,171
6,000,324	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	5,769,551
2,400,000	Petroleos Mexicanos	2.30%	#	07/18/2018	2,452,560
10,000,000	Petroleos Mexicanos	3.50%		07/18/2018	10,332,000
2,600,000	Petroleos Mexicanos	5.50%		01/21/2021	2,826,200
4,500,000	Raizen Energy Finance Ltd.	7.00%		02/01/2017	4,772,250
2,577,150	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	2,789,765
500,000	Reliance Holdings, Inc.	4.50%		10/19/2020	529,717
9,000,000	Sigma Alimentos S.A.	5.63%		04/14/2018	9,778,950
600,000	Sinopec Group Overseas Development Ltd.	1.19%	# ^	04/10/2019	599,442
1,800,000	Sinopec Group Overseas Development Ltd.	2.50%	^	04/28/2020	1,781,316
3,000,000	SK Telecom Company Ltd.	2.13%		05/01/2018	3,029,592
8,800,000	Sociedad Quimica y Minera S.A.	6.13%		04/15/2016	8,971,116
3,000,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	3,069,663
1,000,000	Tanner Servicios Financieros S.A.	4.38%	^	03/13/2018	1,023,221
200,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	208,000
1,400,000	Tencent Holdings Ltd.	2.88%	^	02/11/2020	1,398,415
3,925,000	Thomson Reuters Corporation	1.30%		02/23/2017	3,916,938
1,225,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	1,290,844
575,000	Transportadora de Gas Internacional S.A.	5.70%	^	03/20/2022	605,906
420,000	Union Andina de Cementos S.A.A.	5.88%		10/30/2021	425,775
5,000,000	United Overseas Bank Ltd.	2.88%	#	10/17/2022	5,078,000
6,800,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	6,958,168
4,015,000	Westpac Banking Corporation	2.00%		08/14/2017	4,072,174

Total Foreign Corporate Bonds (Cost $455,276,511)					457,290,814

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 0.8%
600,000	Brazilian Government International Bond	8.00%		01/15/2018	651,600
2,184,000	Colombia Government International Bond	8.70%		02/15/2016	2,295,930
2,450,000	Colombia Government International Bond	4.38%		07/12/2021	2,568,825
10,600,000	Mexico Government International Bond	3.50%		01/21/2021	10,849,100
3,300,000	Panama Government International Bond	5.20%		01/30/2020	3,644,850

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $20,135,404)					20,010,305

Non-Agency Commercial Mortgage Backed Obligations - 15.9%
5,522,982	Asset Securitization Corporation, Series 1997-D4-PS1	2.02%	# I/O	04/14/2029	147,121
9,750,000	Banc of America Commercial Mortgage Trust, Series 2006-5-AM	5.45%		09/10/2047	10,143,773
6,340,000	Banc of America Commercial Mortgage Trust, Series 2006-6-AM	5.39%		10/10/2045	6,641,302
9,150,000	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	9,638,601
402,557	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8-AJ	4.75%		06/11/2041	402,762
6,254,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	6,358,864
359,361	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AAB	5.70%		06/11/2050	360,671
1,523,024	Boca Hotel Portfolio Trust, Series 2013-BOCA-A	1.34%	# ^	08/15/2026	1,522,881
4,100,000	Boca Hotel Portfolio Trust, Series 2013-BOCA-D	3.24%	# ^	08/15/2026	4,098,091
10,000,000	CD Commercial Mortgage Trust, Series 2006-CD2-AM	5.53%	#	01/15/2046	10,187,625
10,500,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.90%	# ^	12/10/2049	11,097,975
12,000,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	12,130,794
9,564,619	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	2.05%	# I/O	08/15/2045	883,116
32,982	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-A	2.12%	# ^	11/17/2026	32,982
28,748,071	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-XA	1.46%	# I/O	08/10/2047	2,154,927
8,600,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-E	2.54%	# ^	06/11/2027	8,585,298
9,650,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-F	3.69%	# ^	06/11/2027	9,667,944
3,890,000	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC-C	2.04%	# ^	02/13/2032	3,894,962
9,500,763	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.27%	# ^	11/12/2043	10,011,614
233,858	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	# ^	11/15/2030	240,337
7,228,258	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C2-AMFX	4.88%		04/15/2037	7,236,444
5,940,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	6,199,691
5,725,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	6.15%	#	09/15/2039	6,139,293
3,180,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1-AM	6.17%	# ^	02/15/2041	3,471,205
4,350,000	Credit Suisse Mortgage Capital Certificates, Series 2014-SURF-E	3.29%	# ^	02/15/2029	4,350,513

2,100,000	Del Coronado Trust, Series 2013-HDC-A	0.99%	# ^	03/15/2026	2,101,020
2,500,000	Del Coronado Trust, Series 2013-HDC-B	1.49%	# ^	03/15/2026	2,501,461
8,430,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	9,051,805
9,770,000	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.71%	#	04/10/2038	9,928,323
3,620,000	GS Mortgage Securities Corporation, Series 2006-GG8-AJ	5.62%		11/10/2039	3,679,270
361,938	GS Mortgage Securities Corporation, Series 2012-GCJ7-A1	1.14%		05/10/2045	362,586
134,331	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	134,591
76,397	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB15-ASB	5.79%	#	06/12/2043	76,747
659,350	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB17-ASB	5.42%		12/12/2043	668,532
5,970,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-AJ	5.48%	#	05/15/2045	6,178,905
8,680,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	8,977,342
4,260,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-AM	6.16%	#	02/15/2051	4,568,837
2,700,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.88%	#	02/12/2049	2,864,502
5,150,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20	6.28%	#	02/12/2051	5,390,768
6,360,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.21%	#	02/15/2051	6,839,347
137,257	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2010-C1-A1	3.85%	^	06/15/2043	137,148
314,993	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A1	2.19%	^	11/13/2044	317,883
5,750,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-FBLU-B	1.68%	# ^	12/15/2028	5,751,601
2,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-C	1.89%	# ^	06/15/2029	2,489,935
2,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-D	2.54%	# ^	06/15/2029	2,487,061
9,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	2.59%	# ^	08/15/2027	9,048,816
10,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-CSMO-C	2.44%	# ^	01/15/2032	10,504,468
10,345,000	LB-UBS Commercial Mortgage Trust, Series 2005-C7-AJ	5.32%	#	11/15/2040	10,418,393
4,350,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7-AM	5.38%		11/15/2038	4,534,429
7,650,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	8,032,905
7,081,600	LB-UBS Commercial Mortgage Trust, Series 2007-C7-AJ	6.46%	#	09/15/2045	7,500,151
8,385,000	LMREC, Inc., Series 2015-CRE1-A	1.94%	# ^	02/22/2032	8,374,100
10,350,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1-AJ	5.46%	#	11/12/2037	10,430,057
8,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1-AJ	5.75%	#	02/12/2039	8,155,512
2,985,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2-AJ	6.07%	#	06/12/2046	3,080,584
3,781,084	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.98%	# ^ I/O	08/15/2045	289,589
9,000,000	Morgan Stanley Capital, Inc., Series 2005-HQ7-AJ	5.36%	#	11/14/2042	9,070,434
4,750,000	Morgan Stanley Capital, Inc., Series 2005-IQ10-AJ	5.47%	#	09/15/2042	4,777,073
10,750,000	Morgan Stanley Capital, Inc., Series 2005-T19-AJ	4.99%	#	06/12/2047	10,745,211
22,065,635	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.70%	# ^ I/O	11/12/2041	113,395
9,252,567	Morgan Stanley Capital, Inc., Series 2006-XLF-J	0.60%	# ^	07/15/2019	9,213,174
9,000,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	9,325,328
7,657,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	8,086,443
10,055,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.28%	#	12/12/2049	10,943,259
4,328,354	Morgan Stanley Capital, Inc., Series 2007-XLFA-D	0.37%	# ^	10/15/2020	4,297,988
1,715,000	Morgan Stanley Re-Remic Trust, Series 2009-GG10-A4B	5.99%	# ^	08/12/2045	1,828,695
769,776	Morgan Stanley Re-Remic Trust, Series 2012-IO-AXA	1.00%	^	03/27/2051	763,002
19,898	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-APB	6.00%		06/15/2045	20,220
9,160,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	9,633,329
6,770,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AM	5.59%	#	04/15/2047	7,188,637
6,850,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32-AMFX	5.70%	^	06/15/2049	7,277,152
8,065,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.15%	#	02/15/2051	8,654,564
3,356,900	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	2.35%	# ^ I/O	08/15/2045	317,616

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $398,835,617)					392,730,974

Non-Agency Residential Collateralized Mortgage Obligations - 15.5%
24,000,000	Ajax Mortgage Loan Trust, Series 2015-B-A	3.88%	# ^	07/25/2060	23,949,600
13,149,192	Ameriquest Mortgage Securities, Inc., Series 2004-R11-M1	1.17%	#	11/25/2034	12,331,760
1,060,610	Banc of America Funding Corporation, Series 2005-E-6A1	2.53%	#	05/20/2035	1,066,421
615,371	Banc of America Funding Corporation, Series 2012-R4-A	0.44%	# ^	03/04/2039	608,335
2,200,048	Banc of America Funding Corporation, Series 2012-R5-A	0.44%	# ^	10/03/2039	2,178,240
4,017,547	Banc of America Mortgage Securities, Inc., Series 2005-E-2A1	2.80%	#	06/25/2035	3,867,199
31,237	BCAP LLC Trust, Series 2009-RR13-6A5	6.00%	# ^	04/26/2037	32,124
812,326	BCAP LLC Trust, Series 2011-RR12-2A5	2.25%	# ^	12/26/2036	812,285
4,584,281	BCAP LLC Trust, Series 2011-RR1-8A3	6.00%	# ^	08/28/2021	4,560,035
4,283,350	BCAP LLC Trust, Series 2013-RR1-4A2	4.00%	# ^	08/26/2037	4,281,111
7,041,749	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9-4A1	2.57%	#	02/25/2034	7,046,651
1,268,537	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	1,280,104
3,887,949	Blue Elephant Loan Trust, Series 2015-1-A	3.12%	^	12/15/2022	3,895,724
25,000,000	CAM Mortgage LLC, Series 2015-1-A	3.50%	# ^	07/15/2064	25,000,000
4,895,863	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.88%	#	03/25/2037	5,227,308
4,726,144	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1-2A1	2.51%	#	03/25/2036	4,502,233
3,670,967	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFHE2-A3	0.37%	#	03/25/2037	3,604,941
330,062	Citigroup Mortgage Loan Trust, Inc., Series 2010-12-3A1	4.00%	^	04/25/2037	334,218
908,554	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A6	4.00%	^	11/25/2036	923,475
482,142	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A1	3.50%	# ^	04/25/2036	483,912
587,804	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	2.55%	# ^	09/25/2047	587,236
5,993,749	Consumer Credit Origination Loan Trust, Series 2015-1-A	2.82%	^	03/15/2021	6,033,302
1,385,935	Countrywide Alternative Loan Trust, Series 2004-28CB-1A1	5.50%		01/25/2035	1,427,720
133,821	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1A	2.98%	#	03/25/2047	163,406
986,510	Countrywide Asset-Backed Certificates, Series 2005-15-1AF6	4.55%	#	04/25/2036	1,004,868
592,591	Countrywide Asset-Backed Certificates, Series 2006-2-2A2	0.38%	#	06/25/2036	582,248
14,924,890	Countrywide Home Loans, Series 2004-HYB9-1A1	2.49%	#	02/20/2035	14,777,260
367,406	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		12/25/2020	371,031
7,169	Credit Suisse Mortgage Capital Certificates, Series 2010-1R-5A1	4.96%	# ^	01/27/2036	7,178

12,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	2.70%	# ^	11/27/2037	10,727,730
7,119,548	Credit Suisse Mortgage Capital Certificates, Series 2013-3R-1A1	1.31%	# ^	04/27/2035	6,624,461
29,864,513	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL3-A1	3.75%	# ^	12/25/2056	29,937,711
477,029	Ellington Loan Acquisition Trust, Series 2007-2-A2A	1.09%	# ^	05/25/2037	475,651
2,042,347	Fieldstone Mortgage Investment Trust, Series 2004-5-M2	1.91%	#	02/25/2035	2,023,632
5,259,407	First Franklin Mortgage Loan Trust, Series 2005-FF12-A2B	0.45%	#	11/25/2036	5,200,572
804,684	First Franklin Mortgage Loan Trust, Series 2006-FF1-2A3	0.43%	#	01/25/2036	796,038
14,020,342	First Horizon Asset Securities, Inc., Series 2007-AR2-1A1	2.66%	#	08/25/2037	11,619,695
315	GreenPoint Mortgage Funding Trust, Series 2006-AR8-1A1A	0.27%	#	01/25/2047	315
668	GreenPoint Mortgage Funding Trust, Series 2007-AR2-1A1	0.32%	#	04/25/2047	669
7,033,471	GSR Mortgage Loan Trust, Series 2005-AR7-3A1	2.56%	#	11/25/2035	6,661,745
1,440,405	GSR Mortgage Loan Trust, Series 2006-4F-2A7	5.50%		05/25/2036	1,408,220
2,293,682	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-D-2A2	0.30%	#	11/25/2036	2,249,752
18,469,353	Impac Secured Assets Trust, Series 2006-5-1A1C	0.46%	#	02/25/2037	14,353,273
184,217	Jefferies & Company, Inc., Series 2010-R7-5A1	1.18%	# ^	09/26/2035	182,244
1,407,334	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#	12/25/2036	1,361,265
2,874,181	JP Morgan Mortgage Acquisition Corporation, Series 2006-NC1-A4	0.35%	#	04/25/2036	2,829,424
3,324,964	JP Morgan Mortgage Acquisition Corporation, Series 2007-CH5-A3	0.30%	#	05/25/2037	3,269,561
167,155	JP Morgan Mortgage Trust, Series 2007-S1-1A1	5.00%		03/25/2022	165,612
197,952	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	196,831
202,327	JP Morgan Resecuritization Trust, Series 2009-7-8A1	2.93%	# ^	01/27/2047	202,494
185,189	JP Morgan Resecuritization Trust, Series 2011-2-2A3	3.50%	# ^	07/26/2036	186,217
714,704	JP Morgan Resecuritization Trust, Series 2012-2-3A3	2.28%	# ^	10/26/2036	714,038
2,670,728	Lehman XS Trust, Series 2007-4N-1A1	0.32%	#	03/25/2047	2,603,934
11,992,566	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.55%	#	04/25/2036	11,245,010
2,437,639	MASTR Adjustable Rate Mortgages Trust, Series 2007-2-A2	0.30%	#	03/25/2047	2,398,880
82,484	MASTR Asset Backed Securities Trust, Series 2006-NC1-A3	0.38%	#	01/25/2036	81,754
8,094,851	Merrill Lynch Mortgage Investors Trust, Series 2005-3-2A	2.17%	#	11/25/2035	7,977,354
1,467,253	Morgan Stanley Capital, Inc., Series 2005-WMC3-M3	0.89%	#	03/25/2035	1,467,160
120,294	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	123,195
6,009,069	Morgan Stanley Reremic Trust, Series 2012-R3-2A	0.40%	# ^	02/26/2037	5,606,728
1,803,521	Opteum Mortgage Acceptance Corporation, Series 2005-5-2AN	5.68%	#	12/25/2035	1,878,762
10,510,583	Pacific Bay Ltd., Series 2003-1A-A2	1.65%	# ^	11/04/2038	10,090,160
9,696,071	Residential Asset Mortgage Products, Inc., Series 2005-EFC7-AI3	0.44%	#	12/25/2035	9,094,769
8,949,085	Residential Asset Mortgage Products, Inc., Series 2006-RS4-A3	0.36%	#	07/25/2036	8,723,277
3,481,772	Residential Asset Securities Corporation, Series 2006-KS6-A3	0.34%	#	08/25/2036	3,355,260
4,961,623	Residential Asset Securities Corporation, Series 2007-KS2-AI2	0.31%	#	02/25/2037	4,917,425
132,436	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	133,589
1,321,732	Residential Funding Mortgage Securities Trust, Series 2007-HI1-A3	5.72%		03/25/2037	1,342,778
3,851,351	Soundview Home Equity Loan Trust, Series 2007-NS1-A2	0.33%	#	01/25/2037	3,782,269
6,589,836	Springleaf Mortgage Loan Trust, Series 2014-3A-A	1.87%	# ^	09/25/2057	6,590,567
5,287	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5-5A3	4.94%	#	06/25/2036	5,289
2,901,472	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-1-2A2	4.38%	#	02/25/2037	2,793,897
587,907	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.42%	#	07/25/2033	581,209
218,901	Structured Asset Securities Corporation, Series 2004-15-2A1	4.75%		09/25/2019	222,082
556,646	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	574,900
3,986,016	Structured Asset Securities Corporation, Series 2005-AXS-1A3	5.00%	#	03/25/2035	4,015,600
22,818,083	Towd Point Mortgage Trust, Series 2015-1-AES	3.00%	^	10/25/2053	22,989,538
29,760,433	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	# ^	11/25/2060	29,322,211
1,371,202	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR16-A	2.49%	#	12/25/2032	1,343,153
450,157	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	463,289
6,118,969	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6-5A1	2.66%	#	03/25/2036	6,125,994
331,968	Wells Fargo Mortgage Loan Trust, Series 2012-RR1-A1	2.85%	# ^	08/27/2037	333,459

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $380,993,562)					382,310,567

US Corporate Bonds - 9.0%
4,090,000	AbbVie, Inc.	1.80%		05/14/2018	4,077,554
4,200,000	American Express Credit Corporation	1.13%		06/05/2017	4,184,750
3,975,000	Amgen, Inc.	2.13%		05/15/2017	4,038,934
3,915,000	Anheuser-Busch InBev Worldwide, Inc.	1.38%		07/15/2017	3,933,964
4,015,000	AT&T, Inc.	1.70%		06/01/2017	4,030,920
4,215,000	Bank of America Corporation	2.00%		01/11/2018	4,229,453
4,085,000	BB&T Corporation	2.15%		03/22/2017	4,146,189
3,139,000	Berkshire Hathaway Finance Corporation	0.95%		08/15/2016	3,145,834
901,000	Berkshire Hathaway Finance Corporation	1.60%		05/15/2017	910,632
4,155,000	Cardinal Health, Inc.	1.95%		06/15/2018	4,162,724
4,150,000	Caterpillar Financial Services Corporation	1.00%		03/03/2017	4,151,855
4,010,000	Chevron Corporation	1.37%		03/02/2018	4,002,201
4,120,000	Cisco Systems, Inc.	1.65%		06/15/2018	4,134,193
4,105,000	Citigroup, Inc.	1.35%		03/10/2017	4,102,426
3,696,000	Comcast Corporation	6.50%		01/15/2017	3,998,307
4,095,000	ConocoPhillips Company	1.05%		12/15/2017	4,064,840
4,099,000	Covidien International Finance S.A.	6.00%		10/15/2017	4,518,906
3,975,000	Daimler Finance North America LLC	1.65%	^	03/02/2018	3,957,558
1,094,000	Dow Chemical Company	5.70%		05/15/2018	1,211,041
4,225,000	Duke Energy Corporation	1.63%		08/15/2017	4,242,242
4,455,000	eBay, Inc.	1.35%		07/15/2017	4,447,676
150,000	Ecolab, Inc.	1.55%		01/12/2018	149,376
3,512,000	ERP Operating LP	5.75%		06/15/2017	3,798,895
500,000	Express Scripts Holding Company	2.65%		02/15/2017	509,093

3,410,000	Express Scripts Holding Company	1.25%		06/02/2017	3,395,115
4,000,000	General Electric Capital Corporation	2.90%		01/09/2017	4,115,156
3,656,000	General Mills, Inc.	5.70%		02/15/2017	3,912,644
4,014,000	Glencore Funding LLC	2.50%	^	01/15/2019	3,969,673
3,680,000	Goldman Sachs Group, Inc.	5.75%		10/01/2016	3,882,996
150,000	Goldman Sachs Group, Inc.	2.90%		07/19/2018	153,780
3,750,000	Hewlett-Packard Company	3.30%		12/09/2016	3,850,200
200,000	Hewlett-Packard Company	2.60%		09/15/2017	203,691
4,135,000	HJ Heinz Company	2.00%	^	07/02/2018	4,134,434
4,030,000	John Deere Capital Corporation	1.40%		03/15/2017	4,068,716
3,950,000	JP Morgan Chase & Company	3.15%		07/05/2016	4,030,268
100,000	JP Morgan Chase & Company	1.35%		02/15/2017	100,099
3,930,000	Kellogg Company	1.75%		05/17/2017	3,951,419
3,642,000	Kinder Morgan Energy Partners LP	6.00%		02/01/2017	3,879,615
3,720,000	Kroger Company	2.20%		01/15/2017	3,772,872
4,260,000	Laboratory Corporation	2.50%		11/01/2018	4,296,576
4,100,000	McKesson Corporation	1.29%		03/10/2017	4,095,183
4,025,000	Metropolitan Life Global Funding	1.50%	^	01/10/2018	4,017,131
4,010,000	Morgan Stanley	1.88%		01/05/2018	4,020,270
3,540,000	MUFG Americas Holdings Corporation	1.63%		02/09/2018	3,527,061
4,101,000	National Rural Utilities Cooperative Finance Corporation	1.10%		01/27/2017	4,109,698
3,810,000	ONEOK Partners LP	3.25%		02/01/2016	3,846,271
3,995,000	Oracle Corporation	2.38%		01/15/2019	4,053,755
3,775,000	Phillips 66	2.95%		05/01/2017	3,876,778
3,875,000	PNC Funding Corporation	2.70%		09/19/2016	3,942,576
3,960,000	Procter & Gamble Company	0.75%		11/04/2016	3,962,994
3,900,000	Simon Property Group LP	2.15%		09/15/2017	3,970,040
4,030,000	Southern Company	1.95%		09/01/2016	4,076,522
1,895,000	Toyota Motor Credit Corporation	1.75%		05/22/2017	1,921,450
2,400,000	Toyota Motor Credit Corporation	1.45%		01/12/2018	2,402,086
4,020,000	United Technologies Corporation	1.78%	#	05/04/2018	4,031,943
4,216,000	Walgreens Boots Alliance, Inc.	1.75%		11/17/2017	4,234,238
4,150,000	Wal-Mart Stores, Inc.	1.13%		04/11/2018	4,133,724
3,754,000	Waste Management, Inc.	2.60%		09/01/2016	3,820,577
250,000	Waste Management, Inc.	6.10%		03/15/2018	279,139
3,850,000	WellPoint, Inc.	1.88%		01/15/2018	3,843,882
625,000	WellPoint, Inc.	2.30%		07/15/2018	628,832
4,115,000	Wells Fargo & Company	2.10%		05/08/2017	4,185,330
4,025,000	Xerox Corporation	2.95%		03/15/2017	4,123,753
4,075,000	Zimmer Holdings, Inc.	1.45%		04/01/2017	4,077,571

Total US Corporate Bonds (Cost $221,130,242)					221,047,621

US Government / Agency Mortgage Backed Obligations - 0.9%
197,321	Federal Home Loan Mortgage Corporation, Pool G06871	6.00%		06/01/2038	224,445
424,396	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	480,194
549,600	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	616,632
94,194	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	102,405
270,814	Federal Home Loan Mortgage Corporation, Series 3818-JA	4.50%		01/15/2040	283,846
82,842	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	86,432
5,921,291	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	5,716,364
291,170	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	312,160
2,507,440	Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	2,819,374
66,451	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	74,884
252,683	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	262,542
212,726	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	239,259
400,135	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	455,869
307,246	Federal National Mortgage Association Pass-Thru, Pool AL1691	6.00%		06/01/2041	349,410
410,851	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	467,659
8,098,445	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	8,668,353

Total US Government / Agency Mortgage Backed Obligations (Cost $20,704,640)					21,159,828

US Government Bonds and Notes - 5.1%
2,500,000	United States Treasury Notes	0.38%		08/31/2015	2,501,465
11,550,000	United States Treasury Notes	0.88%		11/30/2016	11,614,068
17,900,000	United States Treasury Notes	3.13%		01/31/2017	18,628,584
12,150,000	United States Treasury Notes	3.25%		03/31/2017	12,715,728
19,350,000	United States Treasury Notes	0.88%		05/15/2017	19,436,166
19,350,000	United States Treasury Notes	1.00%		09/15/2017	19,458,844
15,600,000	United States Treasury Notes	0.88%		01/15/2018	15,598,783
15,900,000	United States Treasury Notes	0.75%		02/28/2018	15,829,197
9,100,000	United States Treasury Notes	0.75%		04/15/2018	9,047,393

Total US Government Bonds and Notes (Cost $124,614,303)					124,830,228

Affiliated Mutual Funds - 2.0% (a)
5,000,000	DoubleLine Low Duration Emerging Markets Fixed Income Fund				49,900,000

Total Affiliated Mutual Funds (Cost $50,000,000)					49,900,000

Short Term Investments - 3.8%
31,411,507	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	¿		31,411,507
31,411,507	Fidelity Institutional Government Portfolio	0.01%	¿		31,411,507

31,411,507	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	¿	31,411,507

Total Short Term Investments (Cost $94,234,521)				94,234,521

Total Investments - 102.3% (Cost $2,520,483,873)				2,518,462,466
Liabilities in Excess of Other Assets - (2.3)%				(55,745,190)

NET ASSETS - 100.0%				$2,462,717,276

#	Variable rate security. Rate disclosed as of June 30, 2015.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2015, the value of these securities amounted to $876,255,673 or 35.6% of net assets.

¥	Illiquid security. At June 30, 2015, the value of these securities amount to $5,025,000 or 0.2% of net assets.

&	Unfunded or partially unfunded loan commitment

†	Perpetual Maturity

I/O	Interest only security

(a)	Institutional class shares held

¿	Seven-day yield as of June 30, 2015

~	Represents less than 0.05% of net assets

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Tax Cost of Investments	$2,520,729,857

Gross Tax Unrealized Appreciation	10,048,586
Gross Tax Unrealized Depreciation	(12,315,977)

Net Tax Unrealized Appreciation (Depreciation)	$(2,267,391)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	19.7%
Foreign Corporate Bonds	18.6%
Non-Agency Commercial Mortgage Backed Obligations	15.9%
Non-Agency Residential Collateralized Mortgage Obligations	15.5%
Bank Loans	9.5%
US Corporate Bonds	9.0%
US Government Bonds and Notes	5.1%
Short Term Investments	3.8%
Affiliated Mutual Funds	2.0%
Asset Backed Obligations	1.5%
US Government / Agency Mortgage Backed Obligations	0.9%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.8%
Other Assets and Liabilities	(2.3)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	82.6%
Mexico	2.9%
Chile	2.7%
Colombia	2.4%
Peru	1.8%
Panama	1.7%
Brazil	1.4%
Singapore	1.4%
China	1.0%
Israel	0.6%
Costa Rica	0.6%
Australia	0.6%
Canada	0.6%
Guatemala	0.5%
Indonesia	0.4%
United Kingdom	0.3%
Luxembourg	0.3%
France	0.2%
South Korea	0.1%
Qatar	0.1%
India	0.1%
Paraguay	0.0%	~
Other Assets and Liabilities	(2.3)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	19.7%
Non-Agency Commercial Mortgage Backed Obligations	15.9%
Non-Agency Residential Collateralized Mortgage Obligations	15.5%
Banking	10.2%
US Government Bonds and Notes	5.1%
Short Term Investments	3.8%
Oil & Gas	3.3%
Media	2.4%
Affiliated Mutual Funds	2.0%
Healthcare	2.0%
Utilities	1.9%
Telecommunications	1.6%
Asset Backed Obligations	1.5%
Transportation	1.5%
Business Equipment and Services	1.3%
Chemicals/Plastics	1.1%
Food Products	1.0%
Leisure	1.0%
US Government / Agency Mortgage Backed Obligations	0.9%
Finance	0.8%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.8%
Electronics/Electric	0.8%
Beverage and Tobacco	0.7%
Consumer Products	0.7%
Conglomerates	0.7%
Food/Drug Retailers	0.7%
Mining	0.6%
Aerospace & Defense	0.5%
Technology	0.5%
Retailers (other than Food/Drug)	0.5%
Pulp & Paper	0.4%
Building and Development	0.4%
Automotive	0.3%
Construction	0.3%
Insurance	0.3%
Real Estate	0.3%
Energy	0.3%
Pharmaceuticals	0.3%
Hotels/Motels/Inns and Casinos	0.3%
Financial Intermediaries	0.2%
Environmental Control	0.2%
Other Assets and Liabilities	(2.3)%

100.0%

DoubleLine Floating Rate Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount $ /Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 90.8%
Aerospace & Defense - 1.2%
3,980,000	B/E Aerospace, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	12/16/2021	4,008,004

Air Transport - 1.1%
3,980,000	Orbitz Worldwide, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.50%	#	04/15/2021	3,987,463

Automotive - 5.9%
3,990,000	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.25%	#	09/01/2021	4,032,414
3,532,250	Dealer Tire LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	12/22/2021	3,570,151
3,979,950	Federal-Mogul Holdings Corporation, Guranteed Senior Secured 1st Lien Term Loan, Tranche C	4.75%	#	04/15/2021	3,946,379
3,970,000	Gates Global LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/05/2021	3,915,690
925,000	TI Group Automotive Systems LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/24/2022	923,844
4,000,000	Transtar Holding Company, Senior Secured 1st Lien Term Loan	5.75%	#	10/09/2018	3,992,500

					20,380,978

Building and Development - 3.7%
3,629,152	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/10/2019	3,646,010
3,954,950	Interline Brands, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.00%	#	03/17/2021	3,927,760
925,000	Jeld-Wen, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	06/30/2022	927,312
3,614,607	Signode Industrial Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	04/30/2021	3,578,461
950,000	Summit Materials LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	06/24/2022	950,893

					13,030,436

Business Equipment and Services - 10.8%
3,905,872	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.00%	#	07/10/2020	3,895,502
2,917,262	Allied Security Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	02/12/2021	2,920,617
3,946,042	Brand Energy & Infrastructure Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	11/26/2020	3,862,899
1,492,500	Duff & Phelps Corporation, Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B1	4.50%	#	04/23/2020	1,498,097
1,492,500	Duff & Phelps Corporation, Senior Secured 1st Lien Term Loan, Tranche B1	4.50%	#	04/23/2020	1,498,097
3,960,000	Hillman Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/30/2021	3,972,375
3,999,603	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	4,004,602
3,236,175	Nord Anglia Education Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	03/31/2021	3,242,259
1,650,000	Protection One, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	07/01/2021	1,654,125
3,894,317	Protection One, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	03/21/2019	3,902,846
3,950,000	TransUnion LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	04/09/2021	3,923,456
2,985,000	Travelport Finance Luxembourg S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	09/02/2021	2,995,925

					37,370,800

Chemicals/Plastics - 4.4%
2,582,551	Arizona Chemical, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/11/2021	2,585,779
570,000	Chemours Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	05/12/2022	569,051
3,987,481	MacDermid, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.75%	#	06/05/2020	4,010,250
1,957,207	Polarpak, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/05/2020	1,947,421
3,970,000	Solenis International LP, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/31/2021	3,960,095
950,000	Univar, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/01/2022	950,152
1,270,120	WNA Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/05/2020	1,263,770

					15,286,518

Containers and Glass Products - 4.9%
3,964,887	Ardagh Packaging Finance, Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	12/17/2019	3,963,638
3,977,647	Coveris Holdings SA, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	05/08/2019	3,991,728
2,115,808	Kloeckner Pentaplast of America, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	04/28/2020	2,125,330
904,192	Kloeckner Pentaplast of America, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	04/28/2020	908,260
1,989,975	Mauser Holding GmbH, Guaranteed Senior Secured 1st Lien Term Loan	4.50%	#	07/31/2021	1,989,358
3,969,774	Reynolds Group Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.50%	#	11/30/2018	3,988,392

					16,966,706

Cosmetics/Toiletries - 1.0%
3,611,111	Prestige Brands, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3	3.50%	#	09/03/2021	3,611,111

Electronics/Electric - 3.3%
3,920,126	Allflex Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/17/2020	3,913,579
3,796,348	BMC Software Finance, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	09/10/2020	3,584,588
3,962,198	Freescale Semiconductor, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B5	5.00%	#	01/15/2021	3,982,008

					11,480,175

Financial Intermediaries - 4.0%
2,910,764	Grosvenor Capital Management Holdings LLP, Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	01/04/2021	2,896,807
3,920,126	Guggenheim Partners Investment Management Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/22/2020	3,944,587
3,216,338	National Financial Partners Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	07/01/2020	3,215,839
3,846,154	RCS Capital Corporation, Guaranteed Senior Secured 1st Lien Term Loan	6.50%	#	04/29/2019	3,884,616

					13,941,849

Food Products - 2.9%
3,577,455	Candy Intermediate Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.50%	#	06/18/2018	3,568,511
3,920,131	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	07/03/2020	3,920,758
2,500,000	DE Master Blenders, Senior Secured 1st Lien Term Loan, Tranche B1	3.50%	# &	07/23/2021	2,487,500

					9,976,769

Food/Drug Retailers - 2.0%
3,990,000	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	5.50%	#	08/25/2021	4,014,758
3,035,912	Burger King Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	12/10/2021	3,037,384

					7,052,142

Healthcare - 5.9%
2,290,000	Air Medical Group Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	04/28/2022	2,277,600
1,000,000	Alere, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	06/20/2022	1,002,100
3,723,556	American Renal Holdings, Inc., Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.50%	#	08/20/2019	3,728,210
570,000	Concordia Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	04/21/2022	573,503
3,772,222	PharMEDium Healthcare Corporation, Senior Secured 1st Lien Term Loan	4.25%	#	01/28/2021	3,750,230
1,448,311	Select Medical Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche E	3.75%	#	06/01/2018	1,448,911
3,860,625	Surgery Center Holdings, Inc., Senior Secured 1st Lien Term Loan	5.25%	#	11/03/2020	3,867,864
3,953,561	US Renal Care, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/03/2019	3,954,391

					20,602,809

Hotels/Motels/Inns and Casinos - 4.4%
3,926,632	Four Seasons Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	3.50%	#	06/27/2020	3,932,365
3,544,279	Hilton Worldwide Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	10/26/2020	3,549,826

3,980,000	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	6.00%	#	10/01/2021	3,983,005
3,811,053	Station Casinos LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	03/02/2020	3,815,131

					15,280,327

Industrial Equipment - 10.2%
2,947,557	Crosby Acquisition Corporation, Senior Secured 1st Lien Term Loan	3.75%	#	11/23/2020	2,803,863
3,652,308	Doosan Infracore International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	05/28/2021	3,675,135
3,990,000	Dynacast International LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	01/28/2022	3,993,750
3,950,000	Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/20/2020	3,958,038
3,961,212	Jazz Acquisition, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.50%	#	06/18/2021	3,938,950
2,641,096	Milacron LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	09/28/2020	2,647,699
3,989,885	North American Lifting, Guaranteed Senior Secured 1st Lien Term Loan	5.50%	#	11/27/2020	3,865,201
2,618,438	PODS LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	02/02/2022	2,644,622
3,930,000	RBS Global, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	08/21/2020	3,924,537
3,923,762	TMS International Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	10/16/2020	3,926,214

					35,378,009

Insurance - 3.1%
4,001,131	Applied Systems, Inc., Secured 2nd Lien Term Loan, Tranche B	7.50%	#	01/24/2022	4,021,136
3,949,253	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B1	5.00%	#	05/24/2019	3,963,787
2,977,500	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	10/01/2021	2,921,672

					10,906,595

Leisure - 2.0%
3,052,796	Emerald Expositions Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/17/2020	3,052,796
3,930,000	Live Nation Entertainment, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.50%	#	08/14/2020	3,938,175

					6,990,971

Media - 2.8%
3,684,215	MGOC, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	07/31/2020	3,688,821
1,995,000	TWCC Holding Corporation, Guaranteed Senior Secured 1st Lien Term Loan	5.75%	#	02/11/2020	1,973,175
3,958,356	Univision Communications Inc, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C3	4.00%	#	02/28/2020	3,935,397

					9,597,393

Oil & Gas - 3.5%
1,998,235	Energy Transfer Equity LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.00%	#	12/02/2019	2,001,612
3,969,164	MEG Energy Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	03/31/2020	3,893,671
3,000,000	Murray Energy Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	7.50%	#	04/16/2020	2,789,520
3,339,500	TPF II Power LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	10/01/2021	3,372,895

					12,057,698

Pharmaceuticals - 1.8%
3,970,000	Akorn, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	04/16/2021	3,984,907
1,200,000	Endo Luxembourg Finance I Company S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	06/24/2022	1,204,224
997,500	Valeant Pharmaceuticals International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche BF1	4.00%	#	04/01/2022	997,445

					6,186,576

Retailers (other than Food/Drug) - 5.6%
3,892,806	Michaels Stores, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.00%	#	01/28/2020	3,903,764
3,960,000	National Vision, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	03/12/2021	3,887,394
3,959,900	Neiman Marcus Group LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	10/23/2020	3,942,120
3,714,179	Serta Simmons Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	10/01/2019	3,720,140
3,920,474	Spin Holdco, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/14/2019	3,913,123

					19,366,541

Technology - 1.3%
4,000,000	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C1	3.69%	#	03/23/2018	3,991,780
500,000	Informatica Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/03/2022	499,845

					4,491,625

Telecommunications - 2.3%
4,000,000	Intelsat Jackson Holdings S.A., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	06/28/2019	3,975,420
4,000,000	Level 3 Financing, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.50%	#	05/31/2022	3,977,920

					7,953,340

Utilities - 2.7%
2,000,000	Calpine Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B5	3.50%	#	05/27/2022	1,986,000
3,531,196	EFS Cogen Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/17/2020	3,544,439
3,980,000	Southeast PowerGen LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	12/02/2021	4,007,382

					9,537,821

Total Bank Loans (Cost $315,055,189)					315,442,656

US Corporate Bonds - 4.1%
1,740,000	CDW LLC	6.00%		08/15/2022	1,803,075
1,000,000	CommScope Technologies Finance LLC	6.00%	^	06/15/2025	998,750
3,001,000	HD Supply, Inc.	7.50%		07/15/2020	3,188,562
3,300,000	Infor, Inc.	6.50%	^	05/15/2022	3,374,250
2,945,000	Reynolds Group Issuer LLC	5.75%		10/15/2020	3,025,988
2,000,000	Transdigm, Inc.	6.50%	^	05/15/2025	1,987,500

Total US Corporate Bonds (Cost $14,262,152)					14,378,125

Short Term Investments - 7.5%
8,652,101	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	¿		8,652,101
8,652,101	Fidelity Institutional Government Portfolio	0.01%	¿		8,652,101
8,652,100	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	¿		8,652,100

Total Short Term Investments (Cost $25,956,302)					25,956,302

Total Investments - 102.4% (Cost $355,273,643)					355,777,083
Liabilities in Excess of Other Assets - (2.4)%					(8,218,583)

NET ASSETS - 100.0%					$347,558,500

#	Variable rate security. Rate disclosed as of June 30, 2015.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2015, the value of these securities amounted to $6,360,500 or 1.8% of net assets.

&	Unfunded or partially unfunded loan commitment.

¿	Seven-day yield as of June 30, 2015

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Tax Cost of Investments	$355,280,007

Gross Tax Unrealized Appreciation	1,695,596

Gross Tax Unrealized Depreciation	(1,198,520)

Net Tax Unrealized Appreciation (Depreciation)	$497,076

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Bank Loans	90.8%
Short Term Investments	7.5%
US Corporate Bonds	4.1%
Other Assets and Liabilities	(2.4)%

100.0%

DoubleLine Shiller Enhanced CAPE®

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount $ /Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 4.7%
285,000	Air Medical Group Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	04/28/2022	283,457
498,750	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	5.50%	#	08/25/2021	501,845
125,000	Alere, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	06/20/2022	125,263
484,600	American Renal Holdings, Inc., Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.50%	#	08/20/2019	485,205
500,000	Applied Systems, Inc., Secured 2nd Lien Term Loan, Tranche B	7.50%	#	01/24/2022	502,500
500,000	Ardagh Packaging Finance, Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	12/17/2019	499,842
500,000	Arizona Chemical, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/11/2021	500,625
497,386	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B1	5.00%	#	05/24/2019	499,216
497,500	B/E Aerospace, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	12/16/2021	500,997
497,383	BMC Software Finance, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	09/10/2020	469,639
379,489	Burger King Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	12/10/2021	379,673
250,000	Calpine Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B5	3.50%	#	05/27/2022	248,250
497,442	Candy Intermediate Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.50%	#	06/18/2018	496,198
497,323	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/10/2019	499,633
70,000	Chemours Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	05/12/2022	69,883
70,000	Concordia Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	04/21/2022	70,430
500,000	Coveris Holdings SA, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	05/08/2019	501,770
500,000	Dealer Tire LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	12/22/2021	505,365
497,277	Doosan Infracore International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	05/28/2021	500,385
498,750	Dynacast International LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	01/28/2022	499,219
480,134	EFS Cogen Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/17/2020	481,934
200,000	Endo Luxembourg Finance I Company S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	06/24/2022	200,704
185,882	Energy Transfer Equity LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.00%	#	12/02/2019	186,196
498,744	Federal-Mogul Holdings Corporation, Guranteed Senior Secured 1st Lien Term Loan, Tranche C	4.75%	#	04/15/2021	494,537
500,000	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C1	3.69%	#	03/23/2018	498,973
499,559	Four Seasons Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	3.50%	#	06/27/2020	500,288
497,468	Freescale Semiconductor, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B5	5.00%	#	01/15/2021	499,956
497,494	Gates Global LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/05/2021	490,688
498,731	Guggenheim Partners Investment Management Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/22/2020	501,843
467,500	Hilton Worldwide Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	10/26/2020	468,232
65,000	Informatica Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/03/2022	64,980
500,000	Intelsat Jackson Holdings S.A., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	06/28/2019	496,927
125,000	Jeld-Wen, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	06/30/2022	125,313
113,772	Kloeckner Pentaplast of America, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	04/28/2020	114,284
266,228	Kloeckner Pentaplast of America, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	04/28/2020	267,426
500,000	Level 3 Financing, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.50%	#	05/31/2022	497,240
498,731	Live Nation Entertainment, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.50%	#	08/14/2020	499,768
460,317	MGOC, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	07/31/2020	460,893
500,000	Michaels Stores, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.00%	#	01/28/2020	501,407
330,137	Milacron LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	09/28/2020	330,962
500,000	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	500,625
250,000	Murray Energy Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	7.50%	#	04/16/2020	232,460
498,737	Neiman Marcus Group LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	10/23/2020	496,498
500,000	North American Lifting, Guaranteed Senior Secured 1st Lien Term Loan	5.50%	#	11/27/2020	484,375
205,000	Protection One, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	07/01/2021	205,513
487,013	RCS Capital Corporation, Guaranteed Senior Secured 1st Lien Term Loan	6.50%	#	04/29/2019	491,883
487,336	Reynolds Group Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.50%	#	11/30/2018	489,621
497,500	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	6.00%	#	10/01/2021	497,876
486,301	Signode Industrial Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	04/30/2021	481,438
497,500	Spin Holdco, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/14/2019	496,567
477,633	Station Casinos LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	03/02/2020	478,145
125,000	Summit Materials LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	06/24/2022	125,118
125,000	TI Group Automotive Systems LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/24/2022	124,844
497,481	TransUnion LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	04/09/2021	494,138
498,747	Travelport Finance Luxembourg S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	09/02/2021	500,572
249,375	TWCC Holding Corporation, Guaranteed Senior Secured 1st Lien Term Loan	5.75%	#	02/11/2020	246,647
125,000	Univar, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/01/2022	125,020
497,360	Univision Communications Inc, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C3	4.00%	#	02/28/2020	494,475
497,468	US Renal Care, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/03/2019	497,573

Total Bank Loans (Cost $23,338,116)					23,285,334

Collateralized Loan Obligations - 18.1%
500,000	AB Ltd., Series 2007-1A-B	1.03%	# ^	04/15/2021	497,816
1,000,000	Adams Mill Ltd., Series 2014-1A-A1	1.76%	# ^	07/15/2026	1,000,996
250,000	Adams Mill Ltd., Series 2014-1A-D1	3.77%	# ^	07/15/2026	238,456
695,103	AIMCO, Series 2006-AA-A1	0.53%	# ^	08/20/2020	693,502
1,000,000	Apidos Ltd., Series 2006-4A-C	1.03%	# ^	10/27/2018	988,445
2,000,000	Apidos Ltd., Series 2007-5A-B	0.98%	# ^	04/15/2021	1,946,489
1,000,000	Apidos Ltd., Series 2013-16A-A1	1.73%	# ^	01/19/2025	999,403
500,000	Apidos Ltd., Series 2014-19A-D	4.02%	# ^	10/17/2026	491,201
1,000,000	Apidos Ltd., Series 2015-20A-A1	1.77%	# ^	01/16/2027	1,001,226
500,000	Apidos Ltd., Series 2015-20A-A2	2.57%	# ^	01/16/2027	502,434
875,259	ARES Ltd., Series 2007-12A-A	0.91%	# ^	11/25/2020	866,925
500,000	ARES Ltd., Series 2014-1A-A2	2.28%	# ^	04/17/2026	501,872
909,515	ARES Ltd., Series 2014-30A-A2	1.13%	# ^	04/20/2023	905,450
781,398	Atrium Corporation, Series 5A-A2A	0.50%	# ^	07/20/2020	776,737
2,000,000	Avalon Capital Ltd., Series 2014-1AR-AR	1.44%	# ^	04/17/2023	2,000,252
250,000	Avery Point Ltd., Series 2013-2A-D	3.72%	# ^	07/17/2025	242,177
500,000	Avery Point Ltd., Series 2014-1A-C	3.38%	# ^	04/25/2026	502,492
250,000	Avery Point Ltd., Series 2014-1A-D	3.78%	# ^	04/25/2026	239,772
287,167	Babson Ltd., Series 2005-3A-A	0.53%	# ^	11/10/2019	286,901
398,669	Babson Ltd., Series 2007-1A-A2A	0.49%	# ^	01/18/2021	394,832
500,000	Babson Ltd., Series 2014-3A-C1	3.28%	# ^	01/15/2026	502,248
500,000	Babson Ltd., Series 2014-3A-D2	4.58%	# ^	01/15/2026	501,988

500,000	Ballyrock Ltd., Series 2014-1A-B	3.48%	# ^	10/20/2026	501,868
250,000	Ballyrock Ltd., Series 2014-1A-C	4.03%	# ^	10/20/2026	241,010
1,000,000	Betony Ltd., Series 2015-1A-C	3.42%	# ^	04/15/2027	1,003,148
1,000,000	Betony Ltd., Series 2015-1A-D	3.87%	# ^	04/15/2027	959,256
500,000	Birchwood Park Ltd., Series 2014-1A-C2	3.43%	# ^	07/15/2026	501,562
500,000	Birchwood Park Ltd., Series 2014-1A-D2	4.48%	# ^	07/15/2026	501,247
259,670	Black Diamond Ltd., Series 2005-2A-A	0.53%	# ^	01/07/2018	257,877
837,963	BlackRock Senior Income, Series 2006-4A-A	0.52%	# ^	04/20/2019	832,524
1,000,000	BlueMountain Ltd., Series 2013-1A-A1	1.47%	# ^	05/15/2025	994,673
1,000,000	BlueMountain Ltd., Series 2014-4A-B1	2.68%	# ^	11/30/2026	1,002,434
1,000,000	Canyon Capital Ltd, Series 2012-1A-C	3.08%	# ^	01/15/2024	986,376
1,500,000	Canyon Capital Ltd., Series 2014-1A-B	2.93%	# ^	04/30/2025	1,476,215
1,250,000	Carlyle Global Market Strategies Ltd., Series 2014-1A-C	3.27%	# ^	04/17/2025	1,254,190
500,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-B	3.43%	# ^	07/27/2026	501,504
500,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-C2	4.48%	# ^	07/27/2026	501,758
1,581,858	Carlyle High Yield Partners Ltd., Series 2006-8A-A2A	0.52%	# ^	05/21/2021	1,571,633
500,000	Carlyle High Yield Partners Ltd., Series 2006-8A-B	0.66%	# ^	05/21/2021	487,273
2,186,496	Carlyle High Yield Partners Ltd., Series 2007-10-A1	0.50%	# ^	04/19/2022	2,142,658
860,440	Carlyle High Yield Partners Ltd., Series 2007-10A-A2A	0.49%	# ^	04/19/2022	851,093
250,000	Catamaran Ltd., Series 2014-1A-B	2.93%	# ^	04/20/2026	245,054
1,000,000	Catamaran Ltd., Series 2015-1A1-B	2.46%	# ^	04/22/2027	1,007,124
2,000,000	Catamaran Ltd., Series 2015-1A-A	1.81%	# ^	04/22/2027	2,002,159
1,500,000	Cent Ltd., Series 2005-10A-D	2.04%	# ^	12/15/2017	1,482,209
1,000,000	Cent Ltd., Series 2013-19A-A1A	1.61%	# ^	10/29/2025	992,981
500,000	Cent Ltd., Series 2014-22A-B	3.48%	# ^	11/07/2026	500,943
250,000	Cent Ltd., Series 2014-22A-C	4.03%	# ^	11/07/2026	241,851
500,000	ColumbusNova Ltd., Series 2006-2A-D	1.78%	# ^	04/04/2018	500,125
462,956	Cornerstone Ltd., Series 2007-1A-A1S	0.50%	# ^	07/15/2021	458,032
800,000	Dryden Leveraged Loan, Series 2006-11A-C1	1.88%	# ^	04/12/2020	781,815
2,500,000	Eaton Vance Ltd., Series 2006-8A-B	0.92%	# ^	08/15/2022	2,411,920
500,000	Flatiron Ltd., Series 2013-1A-B	3.02%	# ^	01/17/2026	487,141
250,000	Flatiron Ltd., Series 2014-1A-B	3.13%	# ^	07/17/2026	249,752
250,000	Flatiron Ltd., Series 2014-1A-C	3.58%	# ^	07/17/2026	237,534
225,867	Franklin Ltd., Series 2006-5A-A2	0.55%	# ^	06/15/2018	225,126
500,000	Galaxy Ltd., Series 2014-18A-D1	3.98%	# ^	10/15/2026	483,713
700,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.47%	# ^	04/17/2022	702,322
1,264,727	Gulf Stream Ltd., Series 2007-1A-A1A	0.51%	# ^	06/17/2021	1,257,339
500,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2	2.77%	#	08/15/2023	500,730
500,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C	2.98%	# ^	08/01/2025	483,941
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-D	4.08%	# ^	08/01/2025	234,777
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	3.76%	# ^	04/28/2025	460,964
3,000,000	Hildene Ltd., Series 2015-4A-A1A	1.78%	# ^	07/23/2027	2,992,470
2,129,696	ING Ltd., Series 2012-1RA-A1R	1.48%	# ^	03/14/2022	2,129,243
500,000	ING Ltd., Series 2012-1RA-BR	3.04%	# ^	03/14/2022	503,455
1,000,000	Inwood Park Ltd., Series 2006-1A-B	0.67%	# ^	01/20/2021	978,634
1,000,000	Jamestown Ltd., Series 2015-6A-A1A	1.86%	# ^	02/20/2027	1,001,948
271,443	Landmark Ltd., Series 2006-7A-A2L	0.73%	# ^	07/15/2018	270,832
500,000	LCM LP, Series 10AR-BR	2.17%	# ^	04/15/2022	500,623
500,000	LCM LP, Series 10AR-CR	3.12%	# ^	04/15/2022	502,237
500,000	LCM LP, Series 11A-B	2.43%	# ^	04/19/2022	500,660
250,000	LCM LP, Series 11A-D2	4.23%	# ^	04/19/2022	250,630
500,000	LCM LP, Series 14A-D	3.78%	# ^	07/15/2025	492,463
500,000	LCM LP, Series 15A-C	3.38%	# ^	08/25/2024	500,935
250,000	LCM LP, Series 16A-D	3.88%	# ^	07/15/2026	243,401
500,000	LCM LP, Series 5A-C	0.95%	# ^	03/21/2019	491,625
1,800,000	Limerock Ltd., Series 2014-2A-A	1.78%	# ^	04/18/2026	1,805,969
250,000	Madison Park Funding Ltd., Series 2014-13A-D	3.63%	# ^	01/19/2025	241,123
250,000	Madison Park Funding Ltd., Series 2014-14A-C1	3.38%	# ^	07/20/2026	251,397
1,000,000	Madison Park Funding Ltd., Series 2014-14A-D	3.88%	# ^	07/20/2026	977,843
1,000,000	Madison Park Funding Ltd., Series 2014-15A-C	3.91%	# ^	01/27/2026	985,786
1,000,000	Madison Park Funding Ltd., Series 2015-16A-B	3.30%	# ^	04/20/2026	1,002,742
1,000,000	Magnetite Ltd., Series 2014-11A-C	3.88%	# ^	01/18/2027	972,818
500,000	Nautique Funding Ltd., Series 2006-1A-C	1.98%	# ^	04/15/2020	488,094
3,000,000	Navigare Funding Ltd., Series 2007-2A-C	1.02%	# ^	04/17/2021	2,924,375
500,000	North End Ltd., Series 2013-1A-C	3.03%	# ^	07/17/2025	493,601
250,000	North End Ltd., Series 2013-1A-D	3.78%	# ^	07/17/2025	242,065
250,000	OCP Ltd., Series 2012-2A-A2	1.76%	# ^	11/22/2023	250,583
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-A	1.76%	# ^	11/22/2025	999,844
500,000	Octagon Investment Partners Ltd., Series 2014-1A-B	3.48%	# ^	11/14/2026	501,792
750,000	Octagon Investment Partners Ltd., Series 2014-1A-C	3.93%	# ^	11/14/2026	729,775
1,329,459	OHA Intrepid Leverage Loan Fund Ltd., Series 2011-1AR-AR	1.20%	# ^	04/20/2021	1,329,611
500,000	OZLM Funding Ltd., Series 2013-5A-A1	1.77%	# ^	01/17/2026	501,335
1,000,000	OZLM Ltd., Series 2015-11A-A1A	1.82%	# ^	01/30/2027	1,001,228
1,000,000	OZLM Ltd., Series 2015-11A-A2A	2.52%	# ^	01/30/2027	1,002,775
500,000	Pinnacle Park Ltd., Series 2014-1A-C	3.38%	# ^	04/15/2026	501,008
115,346	Race Point Ltd., Series 2007-4A-A1A	0.48%	# ^	08/01/2021	115,550
500,000	Race Point Ltd., Series 2007-4A-D	2.28%	# ^	08/01/2021	499,994
250,000	Race Point Ltd., Series 2012-6RA-CR	3.37%	# ^	05/24/2023	250,640
250,000	Race Point Ltd., Series 2012-6RA-DR	4.39%	# ^	05/24/2023	251,993
500,000	Regatta Funding Ltd., Series 2014-1A-A1A	1.84%	# ^	10/25/2026	500,851
1,000,000	Sierra Ltd., Series 2006-2A-A2L	0.71%	# ^	01/22/2021	992,633
500,000	Slater Mill Loan Fund, Series 2012-1A-B	2.93%	# ^	08/17/2022	503,601
500,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1	1.78%	# ^	10/30/2026	500,390
250,000	Steele Creek Ltd., Series 2014-1A-A1	1.88%	# ^	08/21/2026	250,310
1,500,000	Symphony Ltd., Series 2013-11A-B1	2.47%	# ^	01/17/2025	1,505,459
1,500,000	Symphony Ltd., Series 2013-11A-C	3.42%	# ^	01/17/2025	1,503,803
500,000	Thacher Park Ltd., Series 2014-1A-C	3.33%	# ^	10/20/2026	500,938
500,000	Thacher Park Ltd., Series 2014-1A-D1	3.81%	# ^	10/20/2026	484,764
1,548,311	Venture Ltd., Series 2005-1A-A2	0.73%	# ^	11/22/2018	1,547,267
1,077,679	Venture Ltd., Series 2007-8A-A2A	0.50%	# ^	07/22/2021	1,062,748
500,000	Venture Ltd., Series 2012-10A-C	3.53%	# ^	07/20/2022	501,253
500,000	Venture Ltd., Series 2013-14A-B1	2.14%	# ^	08/28/2025	495,575

250,000	Venture Ltd., Series 2014-16A-A1L	1.75%	# ^	04/15/2026	250,516
1,000,000	Washington Mill Ltd., Series 2014-1A-A1	1.78%	# ^	04/20/2026	1,001,244
500,000	WG Horizons, Series 2006-1A-C	1.98%	# ^	05/24/2019	492,909

Total Collateralized Loan Obligations (Cost $90,035,263)					90,372,823

Foreign Corporate Bonds - 17.2%
600,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	627,000
200,000	Aeropuertos Dominicanos	9.75%	#	11/13/2019	205,000
200,000	AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	212,000
800,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	848,000
1,000,000	AES Gener S.A.	5.25%		08/15/2021	1,058,818
1,000,000	Agromercantil Senior Trust	6.25%		04/10/2019	1,035,000
200,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	207,000
370,000	ArcelorMittal S.A.	5.13%		06/01/2020	376,012
590,000	Australia and New Zealand Banking Group Ltd.	3.25%	^	03/01/2016	600,157
200,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	202,500
800,000	Avianca Holdings S.A.	8.38%		05/10/2020	810,000
500,000	B Communications Ltd.	7.38%	^	02/15/2021	538,750
570,000	Banco Continental SAECA	8.88%		10/15/2017	601,777
1,000,000	Banco Davivienda S.A.	2.95%		01/29/2018	998,500
500,000	Banco de Bogota S.A.	5.00%		01/15/2017	515,000
700,000	Banco de Costa Rica	5.25%		08/12/2018	721,350
400,000	Banco de Credito del Peru	2.75%		01/09/2018	402,400
400,000	Banco de Credito del Peru	2.75%	^	01/09/2018	402,400
600,000	Banco de Credito e Inversiones	3.00%		09/13/2017	610,403
500,000	Banco del Estado de Chile	4.13%		10/07/2020	530,471
500,000	Banco Inbursa S.A.	4.13%		06/06/2024	482,750
600,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%	^	05/07/2020	598,500
895,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	936,394
900,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	922,500
600,000	Banco Regional SAECA	8.13%		01/24/2019	647,250
450,000	Banco Santander Chile	1.18%	#	04/11/2017	449,008
400,000	Banco Santander Chile	2.15%	#	06/07/2018	407,000
1,400,000	Banco Santander Mexico	5.95%	#	01/30/2024	1,473,500
225,000	Bank Of Montreal	1.30%		07/15/2016	226,274
399,000	Bank Of Montreal	1.30%		07/14/2017	399,217
615,000	Bank Of Nova Scotia	1.25%		04/11/2017	616,470
1,600,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	1,653,600
250,000	BP Capital Markets PLC	1.85%		05/05/2017	252,766
475,000	BP Capital Markets PLC	1.67%		02/13/2018	476,619
505,000	British Telecommunications PLC	5.95%		01/15/2018	557,695
50,000	Camposol S.A.	9.88%		02/02/2017	50,620
200,000	Cementos Progreso Trust	7.13%		11/06/2023	213,937
800,000	Cemex S.A.B. de C.V.	5.03%	#	10/15/2018	843,600
1,000,000	Cencosud S.A.	5.50%		01/20/2021	1,052,214
1,000,000	Central American Bottling Corporation	6.75%		02/09/2022	1,067,500
1,500,000	CNOOC Finance Ltd.	2.63%		05/05/2020	1,480,749
100,000	Colbun S.A.	6.00%		01/21/2020	110,716
500,000	Comcel Trust	6.88%		02/06/2024	527,500
900,000	Comision Federal de Electricidad	4.88%		05/26/2021	945,000
1,075,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	1,108,594
400,000	Corpbanca S.A.	3.13%		01/15/2018	401,802
500,000	Corpbanca S.A.	3.88%		09/22/2019	508,377
500,000	CorpGroup Banking S.A.	6.75%		03/15/2023	504,060
400,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	360,046
700,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	705,880
200,000	Corporacion Financiera de Desarrollo S.A.	3.25%	^	07/15/2019	201,680
700,000	Cosan Overseas Ltd.	8.25%	†	11/05/2015	703,500
200,000	Credito Real S.A.B. de C.V.	7.50%		03/13/2019	210,000
1,000,000	DBS Bank Ltd.	3.63%	#	09/21/2022	1,033,091
200,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	203,250
1,300,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	1,327,625
200,000	Digicel Ltd.	7.00%		02/15/2020	208,000
500,000	Digicel Ltd.	8.25%		09/30/2020	502,500
800,000	Digicel Ltd.	7.13%		04/01/2022	754,000
200,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	212,000
1,200,000	Empresa Electrica Guacolda S.A.	4.56%	^	04/30/2025	1,166,572
800,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	934,000
1,511,029	ENA Norte Trust	4.95%		04/25/2023	1,573,359
1,150,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	1,161,500
1,300,000	Freeport-McMoRan Copper & Gold, Inc.	2.38%		03/15/2018	1,290,256
110,000	Gibson Energy, Inc.	6.75%	^	07/15/2021	114,125
1,100,000	Global Bank Corporation	4.75%		10/05/2017	1,129,150
200,000	Global Bank Corporation	5.13%	^	10/30/2019	203,600
400,000	Global Bank Corporation	5.13%		10/30/2019	407,200
200,000	Globo Communicacao e Participacoes S.A.	6.25%	#†	07/20/2015	200,250
200,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	207,000
1,500,000	Grupo Aval Ltd.	5.25%		02/01/2017	1,558,050
200,000	Grupo Bimbo S.A.B. de C.V.	4.50%		01/25/2022	210,100
900,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	975,600
700,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	724,500
1,300,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	1,385,150
1,200,000	GrupoSura Finance S.A.	5.70%		05/18/2021	1,283,640
1,250,000	Guanay Finance Ltd.	6.00%		12/15/2020	1,296,500
750,000	Guanay Finance Ltd.	6.00%	^	12/15/2020	777,900
1,600,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	1,702,464
300,000	Hutchison Whampoa International Ltd.	2.00%		11/08/2017	301,807
200,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	215,960
300,000	Inkia Energy Ltd.	8.38%		04/04/2021	323,940
1,000,000	InRetail Shopping Malls	6.50%		07/09/2021	1,067,800
1,000,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	1,053,750
600,000	Inversiones CMPC S.A.	4.75%		01/19/2018	629,854

1,500,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	1,602,180
600,000	JBS Investments GmbH	7.75%		10/28/2020	655,500
400,000	Latam Airlines Group S.A.	7.25%	^	06/09/2020	412,598
100,000	LPG International, Inc.	7.25%		12/20/2015	102,750
200,000	Magnesita Refractories Co.	7.88%		03/30/2020	196,500
1,000,000	Marfrig Holdings B.V.	6.88%		06/24/2019	955,000
200,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	191,000
196,824	Mexico Generadora de Energia	5.50%		12/06/2032	192,888
1,600,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	1,608,000
635,000	National Australia Bank Ltd.	3.00%	^	07/27/2016	649,867
200,000	OAS Investments GmbH	8.25%	u	10/19/2019	41,800
150,000	Odebrecht Finance Ltd.	7.50%	†	09/14/2015	119,250
300,000	ONGC Videsh Ltd.	3.25%		07/15/2019	301,494
675,000	Orange S.A.	2.75%		09/14/2016	687,354
1,500,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	1,536,675
850,000	Pacific Rubiales Energy Corporation	5.38%		01/26/2019	700,400
1,387,843	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	1,334,466
400,000	Petroleos Mexicanos	3.50%		07/18/2018	413,280
400,000	Petroleos Mexicanos	5.50%		01/21/2021	434,800
429,525	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	464,961
250,000	Reliance Holdings, Inc.	4.50%		10/19/2020	264,859
635,000	Seven Generations Energy Ltd.	8.25%	^	05/15/2020	676,910
200,000	Sigma Alimentos S.A.	6.88%		12/16/2019	231,500
500,000	Sinopec Group Overseas Development Ltd.	2.50%	^	04/28/2020	494,810
500,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	494,810
1,200,000	Sociedad Quimica y Minera S.A.	6.13%		04/15/2016	1,223,334
1,200,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	1,227,865
1,000,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	1,040,000
1,100,000	Tencent Holdings Ltd.	2.88%	^	02/11/2020	1,098,755
625,000	Thomson Reuters Corporation	1.30%		02/23/2017	623,716
950,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	1,001,063
200,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	207,480
700,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	737,625
400,000	Unifin Financiera S.A.P.I. de C.V.	6.25%		07/22/2019	397,500
200,000	Unifin Financiera S.A.P.I. de C.V.	6.25%	^	07/22/2019	198,750
1,150,000	Union Andina de Cementos S.A.A.	5.88%		10/30/2021	1,165,813
300,000	United Overseas Bank Ltd.	2.88%	#	10/17/2022	304,680
1,000,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	1,023,260
400,000	Vedanta Resources PLC	6.00%		01/31/2019	389,000
1,000,000	VTR Finance B.V.	6.88%		01/15/2024	1,024,350
600,000	Westpac Banking Corporation	2.00%		08/14/2017	608,544

Total Foreign Corporate Bonds (Cost $85,896,952)					85,767,736

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 1.0%
2,700,000	Colombia Government International Bond	4.38%		07/12/2021	2,830,950
1,050,000	Mexico Government International Bond	3.50%		01/21/2021	1,074,675
1,000,000	Panama Government International Bond	5.20%		01/30/2020	1,104,500

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $5,040,147)					5,010,125

Non-Agency Commercial Mortgage Backed Obligations - 14.6%
200,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.81%	# ^	06/15/2028	198,855
30,000,000	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P-XA	0.50%	# ^ I/O	04/14/2033	1,018,776
350,000	Banc of America Commercial Mortgage Trust, Series 2006-5-AM	5.45%		09/10/2047	364,135
500,000	Banc of America Commercial Mortgage Trust, Series 2007-1-AMFX	5.48%	#	01/15/2049	521,865
500,000	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	526,699
110,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR4-D	6.08%	#	06/11/2041	113,409
300,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	305,030
500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	502,809
1,055,000	BXHTL Mortgage Trust, Series 2015-JWRZ-A	1.43%	# ^	05/15/2029	1,053,993
350,000	CD Commercial Mortgage Trust, Series 2006-CD2-AM	5.53%	#	01/15/2046	356,567
900,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	934,663
933,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.90%	#	12/10/2049	989,281
1,500,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.90%	# ^	12/10/2049	1,585,425
6,075,860	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.25%	# I/O	10/10/2047	467,237
1,430,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	# ^	02/10/2048	1,243,797
1,750,000	Citigroup Commercial Mortgage Trust, Series 2015-GC31-C	4.20%		06/10/2045	1,657,582
5,985,581	Citigroup Commerical Mortgage Trust, Series 2015-GC27-XA	1.60%	# I/O	02/10/2048	611,954
300,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	303,270
350,000	COBALT Commercial Mortgage Trust, Series 2007-C3-AM	5.96%	#	05/15/2046	374,385
110,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C7-AM	5.97%	#	06/10/2046	114,053
10,454,647	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	1.16%	# I/O	08/10/2046	514,766
3,222,503	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.36%	# I/O	05/10/2047	226,382
300,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.88%	#	08/10/2047	304,701
500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.66%	#	11/10/2047	498,573
700,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-E	2.54%	# ^	06/11/2027	698,803
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-F	3.69%	# ^	06/11/2027	1,502,789
110,000	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC-C	2.04%	# ^	02/13/2032	110,140
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CCRE23	4.40%	#	05/10/2048	1,284,364
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.27%	# ^	03/10/2048	1,282,288
22,462,636	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	1.17%	# I/O	03/10/2048	1,524,775
1,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.50%	# ^	02/10/2048	878,821
12,482,952	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.34%	# I/O	02/10/2048	969,114
950,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19-B	3.83%	#	02/10/2048	946,401
910,490	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.27%	# ^	11/12/2043	959,447
83,696	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C2-AMFX	4.88%		04/15/2037	83,790
310,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C6-AJ	5.23%	#	12/15/2040	312,565
100,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1-C	5.64%	#	02/15/2039	101,571
110,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	114,809
190,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5-AM	5.34%		12/15/2039	199,513
350,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2-AM	5.62%	#	01/15/2049	368,333
1,575,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2-AMFL	0.42%	#	01/15/2049	1,520,751
300,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	6.15%	#	09/15/2039	321,710

1,750,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1-AM	6.17%	# ^	02/15/2041	1,910,254
300,000	Credit Suisse Mortgage Capital Certificates, Series 2014-SURF-E	3.29%	# ^	02/15/2029	300,035
10,092,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.70%	# ^I/O	09/15/2037	470,196
16,977,675	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	1.12%	# I/O	04/15/2050	1,137,980
350,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	360,605
300,000	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AJ	6.01%	#	07/10/2038	304,165
1,550,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.25%	#	12/10/2049	1,615,198
1,750,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	1,879,082
550,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	574,951
350,000	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.71%	#	04/10/2038	355,672
1,415,000	GS Mortgage Securities Corporation, Series 2006-GG8-AJ	5.62%		11/10/2039	1,438,168
300,000	GS Mortgage Securities Corporation, Series 2013-KING-C	3.55%	# ^	12/10/2027	305,717
1,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	1,551,384
900,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	6.09%	#	02/12/2051	977,918
530,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.88%	#	02/12/2049	562,291
350,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20	6.28%	#	02/12/2051	366,363
1,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.21%	#	02/15/2051	1,613,053
350,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	362,627
500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	2.59%	# ^	08/15/2027	502,712
1,550,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-CSMO-C	2.44%	# ^	01/15/2032	1,550,660
7,388,879	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.31%	# I/O	02/15/2047	457,689
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.61%	#	09/15/2047	505,066
23,405,831	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.16%	# I/O	11/15/2047	1,557,401
558,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.57%	#	01/15/2048	562,207
7,699,219	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.33%	# I/O	01/15/2048	556,165
8,722,882	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XA	1.54%	# I/O	02/15/2048	754,451
30,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.97%	# I/O	05/15/2048	1,622,421
1,000,000	JPMBB Commerical Mortgage Securities Trust, Series 2015-C27-D	3.98%	# ^	02/15/2048	836,867
150,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7-AM	5.38%		11/15/2038	156,360
300,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	311,163
179,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	187,959
300,000	Madison Avenue Trust, Series 2013-650M-D	4.17%	# ^	10/12/2032	309,830
250,000	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.87%	#	05/12/2039	252,095
150,000	Merrill Lynch Mortgage Trust, Series 2006-C2-AJ	5.80%	#	08/12/2043	151,093
100,000	Merrill Lynch Mortgage Trust, Series 2006-C2-AM	5.78%	#	08/12/2043	104,061
300,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1-AJ	5.75%	#	02/12/2039	305,832
750,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-AM	5.20%		12/12/2049	787,027
5,381,169	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	1.15%	# I/O	10/15/2046	253,897
9,997,296	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-XA	1.45%	# I/O	02/15/2047	650,089
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%		10/15/2047	506,819
620,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	591,261
120,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.61%	#	02/15/2048	119,157
310,000	Morgan Stanley Capital, Inc., Series 2005-HQ7-AJ	5.36%	#	11/14/2042	312,426
94,000	Morgan Stanley Capital, Inc., Series 2005-HQ7-AM	5.36%	#	11/14/2042	94,822
500,000	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.68%	#	03/12/2044	507,499
500,000	Morgan Stanley Capital, Inc., Series 2007-1Q16-AMA	6.28%	#	12/12/2049	539,323
500,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	518,074
900,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AJ	5.44%		03/15/2044	909,748
750,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.28%	#	12/12/2049	816,255
175,000	Morgan Stanley Capital, Inc., Series 2014-CPT-E	3.56%	# ^	07/13/2029	172,964
175,000	Morgan Stanley Capital, Inc., Series 2014-CPT-F	3.56%	# ^	07/13/2029	165,899
800,000	Morgan Stanley Capital, Inc., Series 2014-CPT-G	3.56%	# ^	07/13/2029	754,465
500,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.82%	# ^	08/11/2029	506,036
625,000	Morgan Stanley Capital, Inc., Series 2015-XLF1-D	3.19%	# ^	08/14/2031	627,218
110,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22-AM	5.50%	#	12/15/2044	111,168
1,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	1,529,413
110,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AM	5.60%	#	10/15/2048	115,375
1,800,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	1,893,012
500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AM	5.59%	#	04/15/2047	530,919
500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32-AMFX	5.70%	^	06/15/2049	531,179
500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.15%	#	02/15/2051	517,832
540,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	541,402
13,977,219	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	1.15%	# I/O	02/15/2048	995,926
33,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.96%		07/15/2058	1,757,712
3,925,385	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.47%	# I/O	03/15/2047	287,872
9,917,246	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.19%	# I/O	08/15/2047	749,417

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $74,028,134)					73,132,088

Non-Agency Residential Collateralized Mortgage Obligations - 11.0%
3,000,000	Ajax Mortgage Loan Trust, Series 2015-B-A	3.88%	# ^	07/25/2060	2,993,700
1,750,000	Banc of America Funding Trust, Series 2005-B-3M1	0.64%	#	04/20/2035	1,412,449
3,465,481	BCAP LLC Trust, Series 2012-RR1-3A4	6.28%	# ^	10/26/2035	3,007,238
863,989	Blue Elephant Loan Trust, Series 2015-1-A	3.12%	^	12/15/2022	865,717
3,000,000	CAM Mortgage LLC, Series 2015-1-A	3.50%	# ^	07/15/2064	3,000,000
40,000	Chase Mortgage Finance Trust, Series 2004-S3-2A4	5.50%		03/25/2034	40,228
2,719,924	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.88%	#	03/25/2037	2,904,060
1,598,333	Consumer Credit Origination Loan Trust, Series 2015-1-A	2.82%	^	03/15/2021	1,608,881
217,558	Countrywide Alternative Loan Trust, Series 2004-33-1A1	2.75%	#	12/25/2034	216,256
1,356,617	Countrywide Alternative Loan Trust, Series 2005-23CB-A15	5.50%		07/25/2035	1,328,510
4,276,520	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	3,925,939
893,033	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	841,148
1,882,079	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	1,873,497
32,166	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-8-6A1	4.50%		12/25/2019	32,704
210,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-8A5	6.00%		12/25/2035	209,158
2,100,705	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	1,871,919
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	2.14%	# ^	07/27/2036	923,773
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	2.70%	# ^	11/27/2037	893,977
1,701,734	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	1,433,379
898,604	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	8.55%	# ^	07/27/2037	712,405
200,427	GMACM Mortgage Loan Trust, Series 2005-J1-A6	6.00%		12/25/2035	197,814
53,644	GSR Mortgage Loan Trust, Series 2004-2F-14A1	5.50%		09/25/2019	55,511
1,275,000	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	1,064,536

145,052	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-D-2A2	0.30%	#	11/25/2036	142,274
346,598	Home Equity Mortgage Trust, Series 2003-6-M2	2.39%	#	03/25/2034	335,022
447,655	HSI Asset Loan Obligation Trust, Series 2006-2-1A1	6.00%		12/25/2036	331,016
1,154,335	Impac Secured Assets Trust, Series 2006-5-1A1C	0.46%	#	02/25/2037	897,080
592,606	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	486,554
52,624	Lehman XS Trust, Series 2005-6-3A2B	5.42%	#	11/25/2035	53,453
470,297	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.55%	#	04/25/2036	440,981
757,667	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	600,583
2,930,522	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	2,432,861
709,909	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.54%	#	02/25/2036	686,308
2,020,086	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	1,743,382
2,651,490	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	2,304,113
745,852	Residential Asset Mortgage Products, Inc., Series 2005-EFC7-AI3	0.44%	#	12/25/2035	699,598
1,279,921	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	1,053,430
1,250,000	Springleaf Mortgage Loan Trust, Series 2013-1A-B2	6.00%	# ^	06/25/2058	1,317,954
1,250,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	# ^	12/25/2065	1,280,779
4,960,072	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	# ^	11/25/2060	4,887,035
268,349	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A5	6.00%		07/25/2036	237,150
3,655,035	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	3,554,814
31,654	Wells Fargo Mortgage Backed Securities, Series 2005-9-2A2	5.25%		10/25/2035	32,014

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $54,960,800)					54,929,200

US Corporate Bonds - 14.0%
680,000	AbbVie, Inc.	1.80%		05/14/2018	677,931
735,000	Activision Blizzard, Inc.	5.63%	^	09/15/2021	771,750
672,000	Alere, Inc.	6.50%		06/15/2020	698,880
700,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	738,500
735,000	American Express Credit Corporation	1.13%		06/05/2017	732,331
650,000	Amgen, Inc.	2.13%		05/15/2017	660,455
726,000	Anheuser-Busch InBev Worldwide, Inc.	1.38%		07/15/2017	729,517
725,000	AT&T, Inc.	1.70%		06/01/2017	727,875
759,000	Audatex North America, Inc.	6.00%	^	06/15/2021	782,719
690,000	Avis Budget Car Rental LLC	5.50%		04/01/2023	683,962
762,000	Bank of America Corporation	2.00%		01/11/2018	764,613
648,000	BB&T Corporation	2.15%		03/22/2017	657,706
300,000	Berkshire Hathaway Finance Corporation	0.95%		08/15/2016	300,653
425,000	Berkshire Hathaway Finance Corporation	1.60%		05/15/2017	429,543
785,000	Berry Plastics Corporation	5.50%		05/15/2022	789,906
860,000	Cardinal Health, Inc.	1.95%		06/15/2018	861,599
725,000	Caterpillar Financial Services Corporation	1.00%		03/03/2017	725,324
780,000	CCO Holdings LLC	5.25%		09/30/2022	770,250
155,000	CCO Holdings LLC	5.13%	^	05/01/2023	151,319
735,000	CDW LLC	6.00%		08/15/2022	761,644
655,000	Cequel Communications LLC	6.38%	^	09/15/2020	653,035
735,000	Chevron Corporation	1.37%		03/02/2018	733,570
780,000	Cisco Systems, Inc.	1.65%		06/15/2018	782,687
620,000	Citigroup, Inc.	1.35%		03/10/2017	619,611
560,000	Comcast Corporation	6.50%		01/15/2017	605,804
760,000	CommScope, Inc.	5.00%	^	06/15/2021	746,700
620,000	ConocoPhillips Company	1.05%		12/15/2017	615,434
745,000	Covidien International Finance S.A.	6.00%		10/15/2017	821,319
650,000	Daimler Finance North America LLC	1.65%	^	03/02/2018	647,148
250,000	Dow Chemical Company	2.50%		02/15/2016	252,437
361,000	Dow Chemical Company	5.70%		05/15/2018	399,621
610,000	Duke Energy Corporation	1.63%		08/15/2017	612,489
720,000	eBay, Inc.	1.35%		07/15/2017	718,816
350,000	Ecolab, Inc.	1.55%		01/12/2018	348,543
200,000	Energy Gulf Coast, Inc.	9.25%		12/15/2017	106,500
145,000	Energy Gulf Coast, Inc.	11.00%	^	03/15/2020	127,962
55,000	Energy Gulf Coast, Inc.	7.50%		12/15/2021	18,150
100,000	Energy Partners Ltd.	8.25%		02/15/2018	60,750
709,000	ERP Operating LP	5.75%		06/15/2017	766,918
625,000	Express Scripts Holding Company	2.65%		02/15/2017	636,366
730,000	Family Tree Escrow LLC	5.75%	^	03/01/2023	766,500
835,000	Gates Global LLC	6.00%	^	07/15/2022	759,850
750,000	General Electric Capital Corporation	2.90%		01/09/2017	771,592
650,000	General Mills, Inc.	5.70%		02/15/2017	695,629
689,000	Glencore Funding LLC	2.50%	^	01/15/2019	681,391
315,000	Goldman Sachs Group, Inc.	5.75%		10/01/2016	332,376
350,000	Goldman Sachs Group, Inc.	2.90%		07/19/2018	358,819
705,000	Goodyear Tire & Rubber Company	7.00%		05/15/2022	770,212
660,000	HCA, Inc.	4.25%		10/15/2019	676,500
735,000	HD Supply, Inc.	7.50%		07/15/2020	780,937
400,000	Hewlett-Packard Company	3.30%		12/09/2016	410,688
300,000	Hewlett-Packard Company	2.60%		09/15/2017	305,536
780,000	HJ Heinz Company	2.00%	^	07/02/2018	779,893
750,000	Icahn Enterprises LP	4.88%		03/15/2019	757,650
620,000	John Deere Capital Corporation	1.40%		03/15/2017	625,956
315,000	JP Morgan Chase & Company	3.15%		07/05/2016	321,401
450,000	JP Morgan Chase & Company	1.35%		02/15/2017	450,444
695,000	Kellogg Company	1.75%		05/17/2017	698,788
538,000	Kinder Morgan Energy Partners LP	6.00%		02/01/2017	573,101
735,000	Kindred Escrow Corporation	8.00%	^	01/15/2020	788,287
600,000	Kroger Company	2.20%		01/15/2017	608,528
681,000	Laboratory Corporation	2.50%		11/01/2018	686,847
710,000	Level 3 Communications, Inc.	5.75%		12/01/2022	706,450
65,000	Level 3 Financing, Inc.	5.38%		08/15/2022	65,894
805,000	Levi Strauss & Company	5.00%	^	05/01/2025	782,862
755,000	Lifepoint Hospitals, Inc.	5.50%		12/01/2021	781,425
625,000	McKesson Corporation	1.29%		03/10/2017	624,266
833,000	Memorial Productions Partners LP	6.88%		08/01/2022	757,613
625,000	Metropolitan Life Global Funding	1.50%	^	01/10/2018	623,778

390,000	MGM Resorts International	6.63%		12/15/2021	409,500
710,000	Morgan Stanley	1.88%		01/05/2018	711,818
465,000	MUFG Americas Holdings Corporation	1.63%		02/09/2018	463,300
750,000	National Rural Utilities Cooperative Finance Corporation	1.10%		01/27/2017	751,591
65,000	NCL Corporation Ltd.	5.00%		02/15/2018	66,462
700,000	NCL Corporation Ltd.	5.25%	^	11/15/2019	720,125
175,000	ONEOK Partners LP	3.25%		02/01/2016	176,666
615,000	Oracle Corporation	2.38%		01/15/2019	624,045
225,000	Oracle Corporation	2.25%		10/08/2019	226,352
600,000	Phillips 66	2.95%		05/01/2017	616,177
450,000	Plastipak Holdings, Inc.	6.50%	^	10/01/2021	460,125
685,000	Platform Specialty Products Corporation	6.50%	^	02/01/2022	710,688
615,000	PNC Funding Corporation	2.70%		09/19/2016	625,725
240,000	Procter & Gamble Company	0.75%		11/04/2016	240,181
375,000	Procter & Gamble Company	1.60%		11/15/2018	378,070
775,000	Quintiles Transnational Corporation	4.88%	^	05/15/2023	780,813
745,000	Regal Entertainment Group	5.75%		03/15/2022	756,138
810,000	Revlon Consumer Products Corporation	5.75%		02/15/2021	797,850
637,000	Sally Holdings LLC	5.75%		06/01/2022	670,443
135,000	Sanchez Energy Corporation	6.13%		01/15/2023	121,500
675,000	SBA Communications Corporation	5.63%		10/01/2019	704,531
5,000	SBA Telecommunications, Inc.	5.75%		07/15/2020	5,206
750,000	Scientific Games International, Inc.	7.00%	^	01/01/2022	778,125
775,000	Select Medical Corporation	6.38%		06/01/2021	786,625
710,000	Service Corporation International	5.38%		01/15/2022	749,050
760,000	Signode Industrial Group, Inc.	6.38%	^	05/01/2022	741,000
675,000	Simon Property Group LP	2.15%		09/15/2017	687,122
290,000	Southern Company	1.95%		09/01/2016	293,348
375,000	Southern Company	2.45%		09/01/2018	382,901
535,000	Southern Star Central Corporation	5.13%	^	07/15/2022	545,700
750,000	Station Casinos LLC	7.50%		03/01/2021	806,250
775,000	Steel Dynamics, Inc.	5.13%		10/01/2021	780,425
725,000	Tesoro Logistics LP	6.25%	^	10/15/2022	754,000
170,000	Toyota Motor Credit Corporation	1.75%		05/22/2017	172,373
450,000	Toyota Motor Credit Corporation	1.45%		01/12/2018	450,391
755,000	Transdigm, Inc.	6.00%		07/15/2022	749,338
285,000	Triangle USA Petroleum Corporation	6.75%	^	07/15/2022	222,300
50,000	Tribune Media Company	5.88%	^	07/15/2022	50,500
805,000	Ultra Petroleum Corporation	5.75%	^	12/15/2018	776,825
25,000	Ultra Petroleum Corporation	6.13%	^	10/01/2024	22,063
730,000	United Rentals North America, Inc.	7.63%		04/15/2022	793,875
690,000	United Technologies Corporation	1.78%	#	05/04/2018	692,050
700,000	Viking Cruises Ltd.	8.50%	^	10/15/2022	780,500
755,000	Walgreens Boots Alliance, Inc.	1.75%		11/17/2017	758,266
725,000	Wal-Mart Stores, Inc.	1.13%		04/11/2018	722,157
325,000	Waste Management, Inc.	2.60%		09/01/2016	330,764
325,000	Waste Management, Inc.	6.10%		03/15/2018	362,881
250,000	WellPoint, Inc.	1.88%		01/15/2018	249,603
485,000	WellPoint, Inc.	2.30%		07/15/2018	487,974
600,000	Wells Fargo & Company	2.10%		05/08/2017	610,255
755,000	Xerox Corporation	2.95%		03/15/2017	773,524
735,000	Zimmer Holdings, Inc.	1.45%		04/01/2017	735,464

Total US Corporate Bonds (Cost $69,974,996)					69,696,505

US Government / Agency Mortgage Backed Obligations - 4.3%
2,953,922	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	2,933,762
2,972,831	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	2,952,542
1,207,304	Federal Home Loan Mortgage Corporation, Series 3417-SM	6.09%	#I/F I/O	02/15/2038	237,750
2,765,053	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	2,775,278
7,659,058	Federal National Mortgage Association, Pool MA2270	3.00%		05/01/2045	7,542,301
3,955,460	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	3,937,614
926,842	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	943,668

Total US Government / Agency Mortgage Backed Obligations (Cost $21,683,312)					21,322,915

US Government Bonds and Notes - 7.0%
650,000	United States Treasury Notes	0.38%		08/31/2015	650,381
3,300,000	United States Treasury Notes	0.88%		11/30/2016	3,318,305
5,050,000	United States Treasury Notes	3.13%		01/31/2017	5,255,550
3,420,000	United States Treasury Notes	3.25%		03/31/2017	3,579,242
5,450,000	United States Treasury Notes	0.88%		05/15/2017	5,474,269
5,500,000	United States Treasury Notes	1.00%		09/15/2017	5,530,937
4,400,000	United States Treasury Notes	0.88%		01/15/2018	4,399,657
4,500,000	United States Treasury Notes	0.75%		02/28/2018	4,479,962
2,550,000	United States Treasury Notes	0.75%		04/15/2018	2,535,258

Total US Government Bonds and Notes (Cost $35,171,465)					35,223,561

Short Term Investments - 10.2%
16,910,626	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	¿		16,910,626
16,910,625	Fidelity Institutional Government Portfolio	0.01%	¿		16,910,625
16,910,626	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	¿		16,910,626

Total Short Term Investments (Cost $50,731,877)					50,731,877

Total Investments - 102.1% (Cost $510,861,062)					509,472,164
Liabilities in Excess of Other Assets - (2.1)%					(10,286,484)

NET ASSETS - 100.0%					$499,185,680

#	Variable rate security. Rate disclosed as of June 30, 2015.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2015, the value of these securities amounted to $158,664,617 or 31.8% of net assets.

†	Perpetual Maturity

u	Issuer is in default of interest payments

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

¿	Seven-day yield as of June 30, 2015

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Tax Cost of Investments	$510,897,824

Gross Tax Unrealized Appreciation	5,325,015
Gross Tax Unrealized Depreciation	(6,750,675)

Net Tax Unrealized Appreciation (Depreciation)	$(1,425,660)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	18.1%
Foreign Corporate Bonds	17.2%
Non-Agency Commercial Mortgage Backed Obligations	14.6%
US Corporate Bonds	14.0%
Non-Agency Residential Collateralized Mortgage Obligations	11.0%
Short Term Investments	10.2%
US Government Bonds and Notes	7.0%
Bank Loans	4.7%
US Government / Agency Mortgage Backed Obligations	4.3%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	1.0%
Other Assets and Liabilities	(2.1)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	83.4%
Mexico	2.9%
Chile	2.8%
Colombia	2.3%
Peru	1.7%
China	1.1%
Panama	1.0%
Singapore	0.8%
Brazil	0.7%
Israel	0.7%
Canada	0.7%
Guatemala	0.6%
Costa Rica	0.6%
Paraguay	0.4%
Australia	0.3%
Luxembourg	0.3%
Jamaica	0.3%
United Kingdom	0.3%
Indonesia	0.3%
Dominican Republic	0.3%
India	0.3%
France	0.1%
Ireland	0.1%
Qatar	0.1%
Other Assets and Liabilities	(2.1)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	18.1%
Non-Agency Commercial Mortgage Backed Obligations	14.6%
Non-Agency Residential Collateralized Mortgage Obligations	11.0%
Short Term Investments	10.2%
US Government Bonds and Notes	7.0%
Banking	6.2%
US Government / Agency Mortgage Backed Obligations	4.3%
Oil & Gas	2.7%
Utilities	2.6%
Healthcare	2.3%
Telecommunications	1.7%
Transportation	1.7%
Retailers (other than Food/Drug)	1.3%
Media	1.2%
Building and Development	1.2%
Consumer Products	1.2%
Finance	1.1%
Chemicals/Plastics	1.1%
Business Equipment and Services	1.0%
Automotive	1.0%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	1.0%
Mining	1.0%
Hotels/Motels/Inns and Casinos	0.9%
Technology	0.8%
Leisure	0.8%
Food/Drug Retailers	0.7%
Containers and Glass Products	0.7%
Financial Intermediaries	0.6%
Food Products	0.5%
Real Estate	0.5%
Insurance	0.5%
Conglomerates	0.4%
Aerospace & Defense	0.4%
Industrial Equipment	0.4%
Beverage and Tobacco	0.3%
Energy	0.3%
Construction	0.2%
Electronics/Electric	0.2%
Environmental Control	0.2%
Pharmaceuticals	0.1%
Pulp & Paper	0.1%
Other Assets and Liabilities	(2.1)%

100.0%

Total Return Swaps - Long

Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector ER USD Index «	Barclays Capital, Inc.	12,010,000	07/09/2015	$(144,668)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	19,000,000	07/30/2015	1,092,536
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	12,000,000	08/27/2015	756,893
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	40,000,000	09/24/2015	2,005,621
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	17,000,000	10/29/2015	1,288,095
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	11,000,000	11/19/2015	367,993
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	20,000,000	12/17/2015	189,834
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	65,000,000	01/28/2016	557,081
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	60,000,000	02/25/2016	285,612
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	60,000,000	03/31/2016	(446,425)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	50,000,000	04/28/2016	(351,264)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	30,000,000	05/26/2016	(480,976)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	100,000,000	06/30/2016	(2,257,105)

				$2,863,227

« Shiller Barclays CAPE® US Sector ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an exchange-traded fund that invests primarily in equity securities of companies in the relevant sector. At June 30, 2015, the four sector constituents and their weightings were as follows: Health Care 25.6%, Consumer Staples 25.1%, Industrial 24.8%, Technology 24.5%.

¤ Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index that invests primarily in equity securities of companies in the relevant sector. At June 30, 2015, the four sector constituents and their weightings were as follows: Health Care 25.5%, Consumer Staples 25.2%, Industrial 24.8%, Technology 24.5%.

DoubleLine Flexible Income Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount $ /Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.7%
1,000,000	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^ ¥	10/15/2019	1,005,000
2,000,000	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%		07/15/2021	2,001,800

Total Asset Backed Obligations (Cost $3,000,000)					3,006,800

Collateralized Loan Obligations - 18.6%
1,000,000	Adams Mill Ltd., Series 2014-1A-A1	1.76%	# ^	07/15/2026	1,000,996
250,000	Adams Mill Ltd., Series 2014-1A-D1	3.77%	# ^	07/15/2026	238,456
250,000	Adams Mill Ltd., Series 2014-1A-E1	5.28%	# ^	07/15/2026	228,424
1,000,000	Apidos Ltd., Series 2006-4A-C	1.03%	# ^	10/27/2018	988,445
500,000	Apidos Ltd., Series 2014-19A-D	4.02%	# ^	10/17/2026	491,201
500,000	Apidos Ltd., Series 2015-21A-C	3.83%	# ^	07/18/2027	482,945
250,000	Apidos Ltd., Series 2015-21A-D	5.83%	# ^	07/18/2027	237,022
306,594	Apidos Quattro, Series 2006-QA-A	0.53%	# ^	01/20/2019	306,069
128,714	ARES Ltd., Series 2007-12A-A	0.91%	# ^	11/25/2020	127,489
250,000	Avery Point Ltd., Series 2013-2A-C	3.02%	# ^	07/17/2025	246,526
500,000	Avery Point Ltd., Series 2013-2A-D	3.72%	# ^	07/17/2025	484,355
500,000	Babson Ltd., Series 2012-IIR-CR	4.52%	# ^	05/15/2023	500,328
500,000	Babson Ltd., Series 2014-3A-D2	4.58%	# ^	01/15/2026	501,988
250,000	Babson Ltd., Series 2014-3A-E2	6.78%	# ^	01/15/2026	253,751
500,000	Betony Ltd., Series 2015-1A-D	3.87%	# ^	04/15/2027	479,628
500,000	BlueMountain Ltd., Series 2012-2A-C	2.92%	# ^	11/20/2024	499,385
750,000	BlueMountain Ltd., Series 2015-2A-C	2.98%	# ^	07/18/2027	748,450
1,000,000	BlueMountain Ltd., Series 2015-2A-D	3.83%	# ^	07/18/2027	972,927
500,000	BlueMountain Ltd., Series 2015-2A-E	5.63%	# ^	07/18/2027	468,823
250,000	Catamaran Ltd., Series 2015-1A-C1	3.36%	# ^	04/22/2027	249,763
250,000	Cent Ltd., Series 2005-10A-D	2.04%	# ^	12/15/2017	247,035
645,000	Cent Ltd., Series 2014-16AR-A1AR	1.53%	# ^	08/01/2024	644,647
250,000	Cent Ltd., Series 2014-22A-B	3.48%	# ^	11/07/2026	250,472
500,000	Cent Ltd., Series 2014-22A-C	4.03%	# ^	11/07/2026	483,702
250,000	ColumbusNova Ltd., Series 2006-1A-D	1.83%	# ^	07/18/2018	247,610
500,000	Dryden Leveraged Loan, Series 2006-11A-C1	1.88%	# ^	04/12/2020	488,635
500,000	Dryden Senior Loan Fund, Series 2012-24RA-DR	3.98%	# ^	11/15/2023	499,806
250,000	Dryden Senior Loan Fund, Series 2012-25A-D	4.28%	# ^	01/15/2025	251,975
500,000	Eaton Vance Ltd., Series 2006-8A-B	0.92%	# ^	08/15/2022	482,384
500,000	Flatiron Ltd., Series 2013-1A-B	3.02%	# ^	01/17/2026	487,141
250,000	Galaxy Ltd., Series 2014-18A-D1	3.98%	# ^	10/15/2026	241,856
1,000,000	Goldentree Loan Opportunities Ltd., Series 2015-10A-D	3.63%	# ^	07/20/2027	971,000
500,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.47%	# ^	04/17/2022	501,658
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C	2.98%	# ^	08/01/2025	241,970
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	3.76%	# ^	04/28/2025	230,482
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D	5.26%	# ^	04/28/2025	218,750
500,000	ING Ltd., Series 2013-1A-D	5.25%	# ^	04/15/2024	472,795
500,000	LCM LP, Series 10AR-BR	2.17%	# ^	04/15/2022	500,623
500,000	LCM LP, Series 12A-DR	3.98%	# ^	10/19/2022	499,414
500,000	LCM LP, Series 14A-D	3.78%	# ^	07/15/2025	492,463
250,000	LCM LP, Series 16A-D	3.88%	# ^	07/15/2026	243,401
500,000	LCM LP, Series 6A-C	1.09%	# ^	05/28/2019	488,376
1,000,000	LCM LP, Series 6A-D	2.54%	# ^	05/28/2019	996,680
962,467	Madison Park Funding Ltd., Series 2007-4A-A2	0.51%	# ^	03/22/2021	942,776
1,000,000	Madison Park Funding Ltd., Series 2007-6A-C	1.28%	# ^	07/26/2021	967,292
250,000	Madison Park Funding Ltd., Series 2014-13A-D	3.63%	# ^	01/19/2025	241,123
250,000	Madison Park Funding Ltd., Series 2014-13X-E	5.28%	#	01/19/2025	236,898
250,000	Madison Park Funding Ltd., Series 2014-14A-D	3.88%	# ^	07/20/2026	244,461
500,000	Madison Park Funding Ltd., Series 2014-15A-C	3.91%	# ^	01/27/2026	492,893
500,000	Madison Park Funding Ltd., Series 2015-16A-B	3.30%	# ^	04/20/2026	501,371
250,000	Magnetite Ltd., Series 2014-9A-B	3.28%	# ^	07/25/2026	249,701
750,000	Marea Ltd., Series 2012-1A-DR	4.04%	# ^	10/15/2023	750,000
1,473,844	Octagon Investment Partners Ltd., Series 2006-10A-A1	0.52%	# ^	10/18/2020	1,468,054
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	3.93%	# ^	11/14/2026	486,517
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C2	3.78%	# ^	11/22/2025	505,603
250,000	Octagon Investment Partners Ltd., Series 2014-1A-D	6.88%	# ^	11/14/2026	253,510
500,000	Octagon Investment Partners Ltd., Series 2014-1A-D2	4.86%	# ^	11/22/2025	502,192
500,000	OZLM Funding Ltd., Series 2013-5A-A1	1.77%	# ^	01/17/2026	501,335
250,000	Pinnacle Park Ltd., Series 2014-1A-C	3.38%	# ^	04/15/2026	250,504
250,000	Race Point Ltd., Series 2012-6RA-CR	3.37%	# ^	05/24/2023	250,640
250,000	Race Point Ltd., Series 2012-6RA-DR	4.39%	# ^	05/24/2023	251,993
500,000	Symphony Ltd., Series 2013-11A-C	3.42%	# ^	01/17/2025	501,268
500,000	Symphony Ltd., Series 2014-14A-D2	3.87%	# ^	07/14/2026	487,324
500,000	Thacher Park Ltd., Series 2014-1A-D1	3.81%	# ^	10/20/2026	484,764
1,000,000	Venture Ltd., Series 2006-1A-B	0.92%	# ^	08/03/2020	956,701
500,000	Venture Ltd., Series 2013-15A-C	3.35%	# ^	07/15/2025	501,246
500,000	Venture Ltd., Series 2014-17A-C	3.13%	# ^	07/15/2026	500,071
250,000	Washington Mill Ltd., Series 2014-1A-C	3.28%	# ^	04/20/2026	249,168
500,000	WG Horizons, Series 2006-1A-C	1.98%	# ^	05/24/2019	492,909

Total Collateralized Loan Obligations (Cost $32,934,877)					32,960,160

Foreign Corporate Bonds - 17.8%
200,000	Abengoa Transmision Sur S.A.	6.88%	^	04/30/2043	222,750
500,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	522,500
200,000	Aeropuertos Dominicanos	9.75%	#	11/13/2019	205,000
200,000	AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	212,000
200,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	212,000
200,000	AES El Salvador Trust	6.75%		03/28/2023	191,500
650,000	AES Gener S.A.	5.25%		08/15/2021	688,232
500,000	Agromercantil Senior Trust	6.25%		04/10/2019	517,500
210,000	ArcelorMittal S.A.	6.13%		06/01/2025	209,869
200,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	202,500
200,000	Avianca Holdings S.A.	8.38%		05/10/2020	202,500
150,000	B Communications Ltd.	7.38%	^	02/15/2021	161,625
200,000	Banco Continental SAECA	8.88%		10/15/2017	211,150
200,000	Banco de Costa Rica	5.25%		08/12/2018	206,100
200,000	Banco do Brasil S.A.	9.00%	#†^	06/18/2024	181,440
200,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	211,300
300,000	Banco Inbursa S.A.	4.13%		06/06/2024	289,650
700,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%	^	05/07/2020	698,250
500,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	512,500
350,000	Banco Regional SAECA	8.13%		01/24/2019	377,562
200,000	Banco Santander Mexico	5.95%	#	01/30/2024	210,500
200,000	BBVA Banco Continental S.A.	5.25%	# ^	09/22/2029	203,750
200,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	206,700
400,000	BBVA Bancomer S.A.	5.35%	#	11/12/2029	400,000
100,000	Camposol S.A.	9.88%		02/02/2017	101,240
200,000	Cementos Progreso Trust	7.13%		11/06/2023	213,937
200,000	Cencosud S.A.	4.88%		01/20/2023	201,434
200,000	Cencosud S.A.	5.15%	^	02/12/2025	201,619
200,000	Central American Bottling Corporation	6.75%		02/09/2022	213,500
400,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	326,000
600,000	CNOOC Finance Ltd.	2.63%		05/05/2020	592,300
400,000	Colbun S.A.	6.00%		01/21/2020	442,865
200,000	Comcel Trust	6.88%		02/06/2024	211,000
400,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	412,500
500,000	CorpGroup Banking S.A.	6.75%		03/15/2023	504,061
100,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	90,011
500,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	504,200
400,000	Cosan Overseas Ltd.	8.25%	†	11/05/2015	402,000
600,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	612,750
100,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	100,750
200,000	Digicel Ltd.	8.25%		09/30/2020	201,000
400,000	Digicel Ltd.	7.13%		04/01/2022	377,000
170,000	Ecopetrol S.A.	7.38%		09/18/2043	178,619
200,000	Ecopetrol S.A.	5.88%		05/28/2045	177,500
400,000	Empresa Electrica Guacolda S.A.	4.56%	^	04/30/2025	388,857
400,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	467,000
399,978	ENA Norte Trust	4.95%		04/25/2023	416,477
198,547	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	202,518
500,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	505,000
400,000	Freeport-McMoRan Copper & Gold, Inc.	3.88%		03/15/2023	363,514
200,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%		03/15/2043	167,005
55,000	Gibson Energy, Inc.	6.75%	^	07/15/2021	57,062
400,000	Global Bank Corporation	4.75%		10/05/2017	410,600
200,000	Global Bank Corporation	5.13%	^	10/30/2019	203,600
200,000	Global Bank Corporation	5.13%		10/30/2019	203,600
400,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	414,000
200,000	Gol LuxCo S.A.	8.88%	^	01/24/2022	162,500
150,000	Grupo Bimbo S.A.B. de C.V.	4.50%		01/25/2022	157,575
200,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	216,800
500,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	517,500
400,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	426,200
200,000	Grupo Posadas S.A. de C.V.	7.88%	^	06/30/2022	203,000
400,000	GrupoSura Finance S.A.	5.70%		05/18/2021	427,880
500,000	Guanay Finance Ltd.	6.00%		12/15/2020	518,600
500,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	532,020
200,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	199,381
200,000	Industrial Senior Trust	5.50%		11/01/2022	194,500
200,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	215,960
200,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	210,750
225,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	199,969
400,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	427,248
200,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	203,600
450,000	JBS Investments GmbH	7.25%		04/03/2024	466,875
300,000	Latam Airlines Group S.A.	7.25%	^	06/09/2020	309,448
200,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	162,980
200,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	191,000
300,000	Marfrig Holdings B.V.	6.88%		06/24/2019	286,500
200,000	Minerva Luxembourg S.A.	8.75%	#†^	04/03/2019	201,000
380,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	381,900
200,000	OAS Financial Ltd.	8.88%	#†u	04/29/2049	41,800
700,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	717,115

200,000	Pacific Rubiales Energy Corporation	5.13%		03/28/2023	144,000
200,000	Pacific Rubiales Energy Corporation	5.63%	^	01/19/2025	145,250
100,000	Pacific Rubiales Energy Corporation	5.63%		01/19/2025	72,625
500,000	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	377,605
400,000	Petroleos Mexicanos	5.50%		01/21/2021	434,800
190,000	Seven Generations Energy Ltd.	8.25%	^	05/15/2020	202,540
200,000	Sinopec Group Overseas Development Ltd.	2.50%	^	04/28/2020	197,924
200,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	207,240
100,000	Southern Copper Corporation	3.88%		04/23/2025	96,564
300,000	Southern Copper Corporation	6.75%		04/16/2040	311,322
500,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	511,611
200,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	208,000
200,000	Telefonica Chile S.A.	3.88%		10/12/2022	196,442
200,000	Tencent Holdings Ltd.	3.80%	^	02/11/2025	194,107
700,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	737,625
400,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	414,960
200,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	210,750
200,000	Unifin Financiera S.A.P.I. de C.V.	6.25%	^	07/22/2019	198,750
200,000	Union Andina de Cementos S.A.A.	5.88%		10/30/2021	202,750
800,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	818,608
200,000	Vedanta Resources PLC	8.25%		06/07/2021	204,514
200,000	Vedanta Resources PLC	7.13%		05/31/2023	191,000
400,000	Volcan Cia Minera S.A.A.	5.38%		02/02/2022	391,500
200,000	VTR Finance B.V.	6.88%		01/15/2024	204,870

Total Foreign Corporate Bonds (Cost $32,068,202)					31,567,855

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 1.3%
1,200,000	Colombia Government International Bond	4.38%		07/12/2021	1,258,200
950,000	Mexico Government International Bond	3.50%		01/21/2021	972,325

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $2,241,670)					2,230,525

Non-Agency Commercial Mortgage Backed Obligations - 9.5%
150,000	Banc of America Commercial Mortgage Trust, Series 2006-6-AM	5.39%		10/10/2045	157,129
100,000	Banc of America Commercial Mortgage Trust, Series 2007-1-AMFX	5.48%	#	01/15/2049	104,373
100,000	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	105,340
100,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	101,677
250,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	251,405
550,000	BXHTL Mortgage Trust, Series 2015-JWRZ-A	1.43%	# ^	05/15/2029	549,475
100,000	CD Commercial Mortgage Trust, Series 2006-CD2-AM	5.53%	#	01/15/2046	101,876
100,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	103,851
100,000	CGBAM Commercial Mortgage Trust, Series 2014-HD-D	2.19%	# ^	02/15/2031	99,673
210,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.90%	# ^	12/10/2049	221,959
1,881,524	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.25%	# I/O	10/10/2047	144,690
200,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	# ^	02/10/2048	173,958
150,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	151,635
100,000	COBALT Commercial Mortgage Trust, Series 2007-C3-AM	5.96%	#	05/15/2046	106,967
3,216,814	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	1.16%	# I/O	08/10/2046	158,389
1,338,578	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.36%	# I/O	05/10/2047	94,036
100,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.88%	#	08/10/2047	101,567
1,486,969	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-XA	1.46%	# I/O	08/10/2047	111,462
125,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.66%	#	11/10/2047	124,643
150,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-E	2.54%	# ^	06/11/2027	149,744
100,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-F	3.69%	# ^	06/11/2027	100,186
300,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CCRE23	4.40%	#	05/12/2048	256,873
375,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.27%	# ^	03/10/2048	320,572
2,496,590	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.34%	# I/O	02/10/2048	193,823
390,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21	4.31%	#	07/10/2048	379,847
178,139	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.27%	# ^	11/12/2043	187,717
150,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	156,558
100,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2-AM	5.62%	#	01/15/2049	105,238
375,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	6.15%	#	09/15/2039	402,137
2,018,458	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.70%	# ^ I/O	09/15/2037	94,042
2,746,389	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	1.12%	# I/O	04/15/2050	184,085
100,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	103,030
100,000	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AJ	6.01%	#	07/10/2038	101,388
300,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.25%	#	12/10/2049	312,619
150,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	161,064
200,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	209,073
175,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	183,536
100,000	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.71%	#	04/10/2038	101,620
225,000	GS Mortgage Securities Corporation, Series 2006-GG8-AJ	5.62%		11/10/2039	228,684
3,368,847	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.86%	# I/O	02/12/2046	306,388
4,195,480	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.37%	# I/O	04/12/2047	302,362
150,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-AJ	5.48%	#	05/15/2045	155,249
348,533	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	360,472
150,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	6.09%	#	02/12/2051	162,986
150,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC18-AM	5.47%	#	06/12/2047	158,393
225,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.21%	#	02/15/2051	241,958
100,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	103,608
150,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	2.59%	# ^	08/15/2027	150,814
550,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-CSMO-C	2.44%	# ^	01/15/2032	550,234
2,216,664	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.31%	# I/O	02/15/2047	137,307
1,243,562	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XA	1.28%	# I/O	08/15/2047	93,472

100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.61%	#	09/15/2047	101,013
150,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.60%	#	11/15/2047	150,881
7,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.97%	# I/O	05/15/2048	378,565
460,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	477,116
100,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	105,598
100,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1-AJ	5.75%	#	02/12/2039	101,944
300,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2-AJ	6.07%	#	06/12/2046	309,606
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%		10/15/2047	101,364
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	476,824
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.61%	#	02/15/2048	496,486
180,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21-C	4.30%	#	03/15/2048	174,986
360,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.14%		07/15/2050	346,397
100,000	Morgan Stanley Capital, Inc., Series 2005-HQ7-AJ	5.36%	#	11/14/2042	100,783
150,000	Morgan Stanley Capital, Inc., Series 2005-IQ10-AJ	5.47%	#	09/15/2042	150,855
250,000	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.68%	#	03/12/2044	253,749
200,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	207,230
150,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.28%	#	12/12/2049	163,251
150,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.82%	# ^	08/11/2029	151,811
360,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	367,059
100,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	102,413
600,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	631,004
150,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AM	5.59%	#	04/15/2047	159,276
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	187,144
400,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.28%	#	05/15/2048	387,040
2,746,579	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.35%	# I/O	05/15/2048	220,655
9,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.96%	# I/O	07/15/2058	479,376
4,214,830	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.19%	# I/O	08/15/2047	318,502
2,549,303	WF-RBS Commercial Mortgage Trust, Series 2014-C24-XA	1.13%	# I/O	11/15/2047	167,680

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $17,098,695)					16,887,792

Non-Agency Residential Collateralized Mortgage Obligations - 22.5%
750,000	Banc of America Funding Trust, Series 2005-B-3M1	0.64%	#	04/20/2035	605,336
2,341,732	Bear Stearns ALT-A Trust, Series 2006-4-22A1	2.77%	#	08/25/2036	1,902,355
2,000,000	CAM Mortgage LLC, Series 2015-1-A	3.50%	# ^	07/15/2064	2,000,000
1,223,989	CHL Mortgage Pass-Through Trust, Series 2005-HYB9-3A2A	2.31%	#	02/20/2036	1,135,826
1,110,529	Countrywide Alternative Loan Trust, Series 2005-75CB-A3	5.50%		01/25/2036	1,057,883
893,033	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	841,148
1,133,867	Countrywide Alternative Loan Trust, Series 2008-1R-2A3	6.00%		08/25/2037	962,997
860,379	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	856,456
2,015,930	Countrywide Home Loans, Series 2007-HY1-1A1	2.66%	#	04/25/2037	1,891,509
606,910	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-2-A5A	6.08%	#	09/25/2036	476,329
754,753	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	672,554
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	2.14%	# ^	07/27/2036	1,385,659
402,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	2.70%	# ^	11/27/2037	359,379
3,981,935	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL3-A1	3.75%	# ^	12/25/2056	3,991,695
790,328	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	665,697
275,083	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	8.55%	#^	07/27/2037	218,083
1,154,335	Impac Secured Assets Trust, Series 2006-5-1A1C	0.46%	#	02/25/2037	897,080
1,193,205	JP Morgan Mortgage Trust, Series 2005-S3-1A2	5.75%		01/25/2036	1,066,448
1,855,815	JP Morgan Mortgage Trust, Series 2007-A2-4A1M	4.68%	#	04/25/2037	1,684,443
338,632	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	278,031
470,297	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.55%	#	04/25/2036	440,981
590,822	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A7	6.00%		03/25/2037	468,329
1,348,400	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	1,119,414
315,575	Morgan Stanley Mortgage Loan Trust, Series 2005-7-4A1	5.50%		11/25/2035	286,009
346,047	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A4	5.75%		02/25/2036	329,889
887,387	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.54%	#	02/25/2036	857,885
887,107	Morgan Stanley Mortgage Loan Trust, Series 2007-8XS-A1	5.75%	#	04/25/2037	686,625
513,590	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	448,137
1,083,948	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	935,473
639,961	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	526,715
1,500,000	RMAT LLC, Series 2015-RPL1-A1	3.97%	# ^	05/26/2020	1,501,409
750,000	Springleaf Mortgage Loan Trust, Series 2013-1A-B2	6.00%	# ^	06/25/2058	790,773
750,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	# ^	12/25/2065	768,467
3,968,058	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	# ^	11/25/2060	3,909,628
1,679,248	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	1,486,559
1,740,493	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	1,692,768
420,839	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A15	5.75%		03/25/2037	411,791
220,578	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A4	6.00%		04/25/2037	219,556

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $39,823,437)					39,829,316

US Corporate Bonds - 10.3%
275,000	Activision Blizzard, Inc.	5.63%	^	09/15/2021	288,750
80,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	75,600
245,000	Alere, Inc.	6.50%		06/15/2020	254,800
50,000	Alere, Inc.	6.38%	^	07/01/2023	51,000
275,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	290,125
90,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	94,500
160,000	Asbury Automotive Group, Inc.	6.00%		12/15/2024	167,200
295,000	Ashland, Inc.	4.75%		08/15/2022	290,575
295,000	Audatex North America, Inc.	6.00%	^	06/15/2021	304,219
290,000	Avis Budget Car Rental LLC	5.50%		04/01/2023	287,462
405,000	Berry Plastics Corporation	5.50%		05/15/2022	407,531

405,000	CCO Holdings LLC	5.25%		09/30/2022	399,937
75,000	CCO Holdings LLC	5.13%	^	05/01/2023	73,219
382,000	CDW LLC	6.00%		08/15/2022	395,847
105,000	Cequel Communications LLC	6.38%	^	09/15/2020	104,685
300,000	CommScope, Inc.	5.00%	^	06/15/2021	294,750
150,000	Dana Holding Corporation	5.50%		12/15/2024	148,125
40,000	Energy Gulf Coast, Inc.	9.25%		12/15/2017	21,300
65,000	Energy Gulf Coast, Inc.	11.00%	^	03/15/2020	57,362
50,000	Energy Gulf Coast, Inc.	7.50%		12/15/2021	16,500
85,000	Energy Partners Ltd.	8.25%		02/15/2018	51,637
95,000	Family Tree Escrow LLC	5.75%	^	03/01/2023	99,750
200,000	Frontier Communications Corporation	8.50%		04/15/2020	209,600
425,000	Gannett Company, Inc.	4.88%	^	09/15/2021	422,875
425,000	Gates Global LLC	6.00%	^	07/15/2022	386,750
380,000	Goodyear Tire & Rubber Company	7.00%		05/15/2022	415,150
310,000	Gray Television, Inc.	7.50%		10/01/2020	329,762
395,000	HCA, Inc.	5.38%		02/01/2025	399,937
385,000	HD Supply, Inc.	7.50%		07/15/2020	409,062
315,000	Hexion Finance Corporation	6.63%		04/15/2020	290,587
400,000	Icahn Enterprises LP	4.88%		03/15/2019	404,080
300,000	Infor, Inc.	6.50%	^	05/15/2022	306,750
235,000	JBS LLC	5.75%	^	06/15/2025	233,237
110,000	Kindred Escrow Corporation	8.00%	^	01/15/2020	117,975
395,000	Level 3 Communications, Inc.	5.75%		12/01/2022	393,025
15,000	Level 3 Financing, Inc.	5.38%		08/15/2022	15,206
215,000	Levi Strauss & Company	5.00%	^	05/01/2025	209,087
365,000	Lifepoint Hospitals, Inc.	5.50%		12/01/2021	377,775
195,000	Manitowoc Company, Inc.	8.50%		11/01/2020	206,944
330,000	Memorial Productions Partners LP	6.88%		08/01/2022	300,135
205,000	MGM Resorts International	6.63%		12/15/2021	215,250
305,000	Milacron LLC	7.75%	^	02/15/2021	315,675
55,000	NCL Corporation Ltd.	5.00%		02/15/2018	56,238
335,000	NCL Corporation Ltd.	5.25%	^	11/15/2019	344,631
105,000	Pilgrim’s Pride Corporation	5.75%	^	03/15/2025	106,313
370,000	Plastipak Holdings, Inc.	6.50%	^	10/01/2021	378,325
65,000	Platform Specialty Products Corporation	6.50%	^	02/01/2022	67,438
295,000	Post Holdings, Inc.	7.38%		02/15/2022	301,269
215,000	Quintiles Transnational Corporation	4.88%	^	05/15/2023	216,613
140,000	Regal Entertainment Group	5.75%		03/15/2022	142,093
339,000	Revlon Consumer Products Corporation	5.75%		02/15/2021	333,915
200,000	Reynolds Group Issuer LLC	8.25%		02/15/2021	208,500
85,000	Rite Aid Corporation	6.13%	^	04/01/2023	87,869
271,000	Sally Holdings LLC	5.75%		06/01/2022	285,228
125,000	Sanchez Energy Corporation	6.13%		01/15/2023	112,500
340,000	SBA Communications Corporation	5.63%		10/01/2019	354,875
10,000	SBA Telecommunications, Inc.	5.75%		07/15/2020	10,413
290,000	Scientific Games International, Inc.	7.00%	^	01/01/2022	300,875
315,000	Select Medical Corporation	6.38%		06/01/2021	319,725
255,000	Service Corporation International	5.38%		01/15/2022	269,025
375,000	Signode Industrial Group, Inc.	6.38%	^	05/01/2022	365,625
120,000	Southern Star Central Corporation	5.13%	^	07/15/2022	122,400
135,000	Spectrum Brands, Inc.	6.75%		03/15/2020	142,493
160,000	Spectrum Brands, Inc.	5.75%	^	07/15/2025	163,200
200,000	Station Casinos LLC	7.50%		03/01/2021	215,000
280,000	Steel Dynamics, Inc.	5.13%		10/01/2021	281,960
210,000	Tenet Healthcare Corporation	6.75%	^	06/15/2023	214,594
260,000	Terex Corporation	6.00%		05/15/2021	262,600
400,000	Tesoro Logistics LP	6.25%	^	10/15/2022	416,000
405,000	Transdigm, Inc.	6.00%		07/15/2022	401,963
250,000	Triangle USA Petroleum Corporation	6.75%	^	07/15/2022	195,000
30,000	Tribune Media Company	5.88%	^	07/15/2022	30,300
310,000	Ultra Petroleum Corporation	5.75%	^	12/15/2018	299,150
380,000	United Rentals North America, Inc.	7.63%		04/15/2022	413,250
370,000	Viking Cruises Ltd.	8.50%	^	10/15/2022	412,550
265,000	WCI Communities, Inc.	6.88%		08/15/2021	274,938

Total US Corporate Bonds (Cost $18,410,291)					18,240,604

US Government / Agency Mortgage Backed Obligations - 1.1%
933,721	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	956,748
992,358	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	996,028

Total US Government / Agency Mortgage Backed Obligations (Cost $1,962,101)					1,952,776

Affiliated Mutual Funds - 9.7% (a)
1,700,971	DoubleLine Floating Rate Fund				17,196,822

Total Affiliated Mutual Funds (Cost $17,240,387)					17,196,822

Short Term Investments - 6.4%
3,786,669	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	¿		3,786,669
3,786,669	Fidelity Institutional Government Portfolio	0.01%	¿		3,786,669
3,786,668	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	¿		3,786,668

Total Short Term Investments (Cost $11,360,006)					11,360,006

Total Investments - 98.9% (Cost $176,139,666)					175,232,656

Other Assets in Excess of Liabilities - 1.1%	1,876,015

NET ASSETS - 100.0%	$177,108,671

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2015, the value of these securities amounted to $65,049,035 or 36.7% of net assets.

¥	Illiquid security. At June 30, 2015, the value of these securities amounted to $1,005,000 or 0.6% of net assets.

#	Variable rate security. Rate disclosed as of June 30, 2015.

†	Perpetual Maturity

u	Issuer is in default of interest payments

I/O	Interest only security

(a)	Institutional class shares held

¿	Seven-day yield as of June 30, 2015

~	Represents less than 0.05% of net assets

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Tax Cost of Investments	$176,148,880

Gross Tax Unrealized Appreciation	560,450
Gross Tax Unrealized Depreciation	(1,476,674)

Net Tax Unrealized Appreciation (Depreciation)	$(916,224)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	22.5%
Collateralized Loan Obligations	18.6%
Foreign Corporate Bonds	17.8%
US Corporate Bonds	10.3%
Affiliated Mutual Funds	9.7%
Non-Agency Commercial Mortgage Backed Obligations	9.5%
Short Term Investments	6.4%
Asset Backed Obligations	1.7%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	1.3%
US Government / Agency Mortgage Backed Obligations	1.1%
Other Assets and Liabilities	1.1%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	79.8%
Mexico	3.0%
Colombia	2.5%
Chile	2.4%
Peru	2.1%
Brazil	1.8%
Panama	1.4%
Israel	1.0%
China	0.9%
Singapore	0.9%
Guatemala	0.7%
Costa Rica	0.5%
Paraguay	0.4%
Dominican Republic	0.3%
Jamaica	0.3%
Indonesia	0.3%
Luxembourg	0.2%
India	0.2%
Canada	0.1%
El Salvador	0.1%
Other Assets and Liabilities	1.1%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	22.5%
Collateralized Loan Obligations	18.6%
Affiliated Mutual Funds	9.7%
Non-Agency Commercial Mortgage Backed Obligations	9.5%
Short Term Investments	6.4%
Banking	4.3%
Oil & Gas	2.8%
Utilities	2.2%
Transportation	2.1%
Asset Backed Obligations	1.7%
Telecommunications	1.6%
Consumer Products	1.5%
Media	1.3%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	1.3%
Building and Development	1.2%
Mining	1.5%
Retailers (other than Food/Drug)	1.2%
US Government / Agency Mortgage Backed Obligations	1.1%
Healthcare	1.0%
Finance	1.0%
Leisure	0.7%
Automotive	0.7%
Chemicals/Plastics	0.7%
Conglomerates	0.6%
Business Equipment and Services	0.6%
Containers and Glass Products	0.5%
Hotels/Motels/Inns and Casinos	0.5%
Technology	0.5%
Industrial Equipment	0.4%
Food Products	0.3%
Energy	0.2%
Financial Intermediaries	0.2%
Food/Drug Retailers	0.2%
Aerospace and Defense	0.2%
Beverage and Tobacco	0.1%
Construction	0.0%	~
Other Assets and Liabilities	1.1%

	100.0%

DoubleLine Low Duration Emerging Markets Fixed Income Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount $ /Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 0.4%
Mexico - 0.4%
724,926	New Sunward Holding B.V., Guaranteed Senior Secured 1st Lien Term Loan, Tranche A6	4.69%	#	02/14/2017	724,473

Total Bank Loans (Cost $724,020)					724,473

Foreign Corporate Bonds - 89.7%
Brazil - 8.2%
3,000,000	Cosan Overseas Ltd.	8.25%	†	11/05/2015	3,015,000
550,000	Globo Communicacao e Participacoes S.A.	6.25%	#†	07/20/2015	550,688
100,000	Globo Communicacao e Participacoes S.A.	5.31%	#^	05/11/2022	103,500
3,700,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	3,829,500
1,000,000	Magnesita Refractories Co.	7.88%		03/30/2020	982,500
200,000	Marfrig Holdings B.V.	8.38%		05/09/2018	202,440
1,500,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	1,432,500
1,000,000	Marfrig Holdings B.V.	6.88%		06/24/2019	955,000
600,000	Minerva Luxembourg S.A.	8.75%	#^†	04/03/2019	603,000
1,900,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	1,909,500
1,000,000	OAS Investments GmbH	8.25%	u	10/19/2019	209,000
200,000	Raizen Energy Finance Ltd.	7.00%		02/01/2017	212,100

					14,004,728

Chile - 12.2%
1,500,000	AES Gener S.A.	5.25%		08/15/2021	1,588,227
150,000	Banco Santander Chile	1.18%	#^	04/11/2017	149,669
2,163,000	Banco Santander Chile	1.18%	#	04/11/2017	2,158,233
600,000	Banco Santander Chile	2.15%	#	06/07/2018	610,500
300,000	Cencosud S.A.	5.50%		01/20/2021	315,664
2,500,000	Corpbanca S.A.	3.13%		01/15/2018	2,511,265
700,000	Corpbanca S.A.	3.88%		09/22/2019	711,728
3,250,000	Guanay Finance Ltd.	6.00%		12/15/2020	3,370,900
4,000,000	Inversiones CMPC S.A.	4.75%		01/19/2018	4,199,024
2,300,000	Sociedad Quimica y Minera S.A.	6.13%		04/15/2016	2,344,724
2,500,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	2,558,053
300,000	VTR Finance B.V.	6.88%		01/15/2024	307,305

					20,825,292

China - 5.1%
3,000,000	CNOOC Finance Ltd.	2.63%		05/05/2020	2,961,498
400,000	CNPC General Capital Ltd.	1.18%	#^	05/14/2017	399,566
3,600,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	3,830,544
1,200,000	Sinopec Group Overseas Development Ltd.	2.75%		04/10/2019	1,209,132
400,000	Sinopec Group Overseas Development Ltd.	2.50%	^	04/28/2020	395,848

					8,796,588

Colombia - 8.6%
1,200,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	1,215,000
200,000	Banco de Bogota S.A.	5.00%		01/15/2017	206,000
200,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	199,500
2,500,000	Ecopetrol S.A.	4.25%		09/18/2018	2,609,375
1,200,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	1,272,000
2,200,000	Grupo Aval Ltd.	5.25%		02/01/2017	2,285,140
400,000	GrupoSura Finance S.A.	5.70%		05/18/2021	427,880
3,800,000	Pacific Rubiales Energy Corporation	5.38%		01/26/2019	3,131,200
3,200,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	3,372,000

					14,718,095

Costa Rica - 2.9%
1,300,000	Banco de Costa Rica	5.25%		08/12/2018	1,339,650
2,000,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	2,050,000
1,500,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	1,580,625

					4,970,275

Dominican Republic - 2.0%
200,000	Aeropuertos Dominicanos	9.75%	#	11/13/2019	205,000
500,000	AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	530,000
2,500,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	2,650,000

					3,385,000

Guatemala - 4.5%
900,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	931,500
1,600,000	Agromercantil Senior Trust	6.25%		04/10/2019	1,656,000

500,000	Bantrab Senior Trust	9.00%		11/14/2020	527,014
2,000,000	Cementos Progreso Trust	7.13%		11/06/2023	2,139,370
2,350,000	Central American Bottling Corporation	6.75%		02/09/2022	2,508,625

					7,762,509

India - 1.6%
700,000	ONGC Videsh Ltd.	3.25%		07/15/2019	703,485
2,000,000	Vedanta Resources PLC	6.00%		01/31/2019	1,945,000

					2,648,485

Indonesia - 2.3%
4,000,000	Freeport-McMoRan Copper & Gold, Inc.	2.38%		03/15/2018	3,970,020

					3,970,020

Israel - 4.9%
2,000,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	2,032,500
1,850,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	1,889,312
2,000,000	Israel Electric Corporation Ltd.	2.00%	#	01/17/2018	2,010,000
2,300,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	2,456,676

					8,388,488

Jamaica - 1.6%
1,200,000	Digicel Ltd.	7.00%		02/15/2020	1,248,000
1,500,000	Digicel Ltd.	8.25%		09/30/2020	1,507,500

					2,755,500

Mexico - 13.5%
1,000,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	1,046,250
2,200,000	Banco Santander Mexico	5.95%	#	01/30/2024	2,315,500
3,900,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	4,030,650
2,000,000	Cemex S.A.B. de C.V.	5.03%	#	10/15/2018	2,109,000
500,000	Credito Real S.A.B. de C.V.	7.50%	^	03/13/2019	525,000
200,000	Credito Real S.A.B. de C.V.	7.50%		03/13/2019	210,000
2,700,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	2,926,800
1,512,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	1,564,920
1,500,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	1,598,250
500,000	Grupo Posadas S.A.B de C.V	7.88%		11/30/2017	525,000
2,700,000	Petroleos Mexicanos	3.50%		07/18/2018	2,789,640
1,000,000	Petroleos Mexicanos	5.50%		01/21/2021	1,087,000
400,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	414,960
1,500,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	1,580,625
300,000	Unifin Financiera S.A.P.I. de C.V.	6.25%	^	07/22/2019	298,125

					23,021,720

Panama - 6.3%
250,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75%		04/04/2017	256,875
2,900,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%	^	05/07/2020	2,892,750
4,315,320	ENA Norte Trust	4.95%		04/25/2023	4,493,327
1,500,000	Global Bank Corporation	4.75%		10/05/2017	1,539,750
1,500,000	Global Bank Corporation	5.13%	^	10/30/2019	1,527,000

					10,709,702

Paraguay - 1.7%
300,000	Banco Continental SAECA	8.88%		10/15/2017	316,725
1,080,000	Banco Regional SAECA	8.13%		01/24/2019	1,165,050
1,000,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	1,040,000
400,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	416,000

					2,937,775

Peru - 10.0%
2,500,000	Banco de Credito del Peru	2.75%		01/09/2018	2,515,000
2,390,000	BBVA Banco Continental S.A.	3.25%		04/08/2018	2,428,837
600,000	Camposol S.A.	9.88%		02/02/2017	607,440
200,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	180,023
600,000	Corporacion Financiera de Desarrollo S.A.	3.25%	^	07/15/2019	605,040
1,000,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	1,008,400
2,000,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	2,020,000
200,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	215,960
740,000	Inkia Energy Ltd.	8.38%		04/04/2021	799,052
300,000	Maestro Peru S.A.	6.75%		09/26/2019	318,000
4,540,183	Peru Enhanced Pass-Through Finance Ltd.	–%		05/31/2018	4,365,568
1,500,000	Union Andina de Cementos S.A.A.	5.88%	^	10/30/2021	1,520,625
500,000	Union Andina de Cementos S.A.A.	5.88%		10/30/2021	506,875

					17,090,820

Qatar - 0.9%
1,450,076	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	1,569,708

					1,569,708

Singapore - 3.4%
251,000	DBS Bank Ltd.	0.89%	#	07/15/2021	249,431
1,500,000	DBS Bank Ltd.	3.63%	#	09/21/2022	1,549,637

2,500,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	2,561,125
1,500,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	1,534,890

					5,895,083

Total Foreign Corporate Bonds (Cost $154,925,970)					153,449,788

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 8.7%
Colombia - 4.1%
6,700,000	Colombia Government International Bond	4.38%		07/12/2021	7,024,950

					7,024,950

Mexico - 1.2%
2,050,000	Mexico Government International Bond	3.50%		01/21/2021	2,098,175

					2,098,175

Panama - 3.4%
5,200,000	Panama Government International Bond	5.20%		01/30/2020	5,743,400

					5,743,400

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $14,994,996)					14,866,525

Short Term Investments - 0.1%
41,844	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	¿		41,844
41,843	Fidelity Institutional Government Portfolio	0.01%	¿		41,843
41,843	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	¿		41,843

Total Short Term Investments (Cost $125,530)					125,530

Total Investments - 98.9% (Cost $170,770,516)					169,166,316
Other Assets in Excess of Liabilities - 1.1%					1,940,358

NET ASSETS - 100.0%					$171,106,674

#	Variable rate security. Rate disclosed as of June 30, 2015.

†	Perpetual Maturity

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2015, the value of these securities amounted to $18,306,895 or 10.7% of net assets.

u	Issuer is in default of interest payments

¿	Seven-day yield as of June 30, 2015

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Tax Cost of Investments	$ 170,837,080

Gross Tax Unrealized Appreciation	708,082
Gross Tax Unrealized Depreciation	(2,378,846)

Net Tax Unrealized Appreciation (Depreciation)	$ (1,670,764)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

COUNTRY BREAKDOWN as a % of Net Assets:

Mexico	15.1%
Colombia	12.7%
Chile	12.2%
Peru	10.0%
Panama	9.7%
Brazil	8.2%
China	5.1%
Israel	4.9%
Guatemala	4.5%
Singapore	3.4%
Costa Rica	2.9%
Indonesia	2.3%
Dominican Republic	2.0%
Paraguay	1.7%
Jamaica	1.6%
India	1.6%
Qatar	0.9%
United States	0.1%
Other Assets and Liabilities	1.1%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	25.2%
Oil & Gas	13.8%
Transportation	10.0%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	8.7%
Utilities	7.6%
Building and Development	6.4%
Media	3.7%
Finance	3.7%
Consumer Products	3.5%
Mining	3.4%
Telecommunications	2.6%
Pulp & Paper	2.5%
Chemicals/Plastics	2.3%
Conglomerates	2.2%
Beverage and Tobacco	1.5%
Retailers (other than Food/Drug)	1.1%
Hotels/Motels/Inns and Casinos	0.3%
Food/Drug Retailers	0.2%
Construction	0.1%
Short Term Investments	0.1%
Other Assets and Liabilities	1.1%

100.0%

DoubleLine Long Duration Total Return Bond Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount $ /Shares	Security Description	Rate		Maturity	Value $
US Government / Agency Mortgage Backed Obligations - 67.0%
1,554,757	Federal Home Loan Mortgage Corporation, Series 4057-ZB	3.50%		06/15/2042	1,548,773
1,554,757	Federal Home Loan Mortgage Corporation, Series 4057-ZC	3.50%		06/15/2042	1,528,933
2,163,620	Federal Home Loan Mortgage Corporation, Series 4182-ZD	3.50%		03/15/2043	2,098,663
1,067,072	Federal Home Loan Mortgage Corporation, Series 4194-ZL	3.00%		04/15/2043	953,173
2,385,487	Federal Home Loan Mortgage Corporation, Series 4204-QZ	3.00%		05/15/2043	2,171,318
1,613,290	Federal Home Loan Mortgage Corporation, Series 4206-LZ	3.50%		05/15/2043	1,543,763
601,432	Federal Home Loan Mortgage Corporation, Series 4210-Z	3.00%		05/15/2043	539,481
317,733	Federal Home Loan Mortgage Corporation, Series 4226-GZ	3.00%		07/15/2043	287,011
2,290,907	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00%		09/15/2044	2,063,798
2,030,188	Federal Home Loan Mortgage Corporation, Series 4417-PZ	3.00%		12/15/2044	1,776,985
2,710,007	Federal Home Loan Mortgage Corporation, Series 4420-CZ	3.00%		12/15/2044	2,352,724
4,814,886	Federal Home Loan Mortgage Corporation, Series 4427-XG	3.00%		01/15/2045	4,134,499
2,016,719	Federal Home Loan Mortgage Corporation, Series 4440-ZD	2.50%		02/15/2045	1,663,874
2,010,013	Federal Home Loan Mortgage Corporation, Series 4461-LZ	3.00%		03/15/2045	1,810,989
3,018,789	Federal National Mortgage Assocation, Series 2015-16-ZY	2.50%		04/25/2045	2,411,234
2,100,000	Federal National Mortgage Association, Series 2012-128-UC	2.50%		11/25/2042	1,788,298
1,554,757	Federal National Mortgage Association, Series 2012-68-ZA	3.50%		07/25/2042	1,529,304
2,214,622	Federal National Mortgage Association, Series 2012-92-AZ	3.50%		08/25/2042	2,126,059
2,925,410	Federal National Mortgage Association, Series 2013-127-MZ	3.00%		12/25/2043	2,565,902
493,315	Federal National Mortgage Association, Series 2013-66-ZK	3.00%		07/25/2043	401,363
1,608,598	Federal National Mortgage Association, Series 2013-74-ZH	3.50%		07/25/2043	1,550,249
1,191,023	Federal National Mortgage Association, Series 2014-42-BZ	3.00%		07/25/2044	1,070,526
1,500,000	Federal National Mortgage Association, Series 2014-67-HD	3.00%		10/25/2044	1,381,687
904,000	Federal National Mortgage Association, Series 2014-68-TD	3.00%		11/25/2044	862,362
2,373,342	Federal National Mortgage Association, Series 2014-80-DZ	3.00%		12/25/2044	2,053,519
1,292,759	Federal National Mortgage Association, Series 2014-80-KL	2.00%		05/25/2043	921,828
694,994	Government National Mortgage Association, Series 2013-180-LO	0.00%	P/O	11/16/2043	510,801
3,202,136	Government National Mortgage Association, Series 2015-53-EZ	2.00%		04/16/2045	2,147,292

Total US Government / Agency Mortgage Backed Obligations (Cost $47,326,296)					45,794,408

US Government Bonds and Notes - 31.3%
3,500,000	United States Treasury Bonds	5.25%		11/15/2028	4,554,921
4,200,000	United States Treasury Bonds	4.50%		02/15/2036	5,263,452
3,400,000	United States Treasury Bonds	3.38%		05/15/2044	3,554,860
5,000,000	United States Treasury Notes	0.25%		10/31/2015	5,003,320
3,000,000	United States Treasury Notes	2.50%		05/15/2024	3,047,577

Total US Government Bonds and Notes (Cost $22,253,289)					21,424,130

Short Term Investments - 1.7%
388,395	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	¿		388,395
388,396	Fidelity Institutional Government Portfolio	0.01%	¿		388,396
388,396	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	¿		388,396

Total Short Term Investments (Cost $1,165,187)					1,165,187

Total Investments - 100.0% (Cost $70,744,772)					68,383,725
Other Assets in Excess of Liabilities - 0.0%					12,165

NET ASSETS - 100.0%					$68,395,890

P/O	Principal only security

¿	Seven-day yield as of June 30, 2015

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Tax Cost of Investments	$70,781,673

Gross Tax Unrealized Appreciation	180,502
Gross Tax Unrealized Depreciation	(2,578,450)

Net Tax Unrealized Appreciation (Depreciation)	$(2,397,948)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government / Agency Mortgage Backed Obligations	67.0%
US Government Bonds and Notes	31.3%
Short Term Investments	1.7%
Other Assets and Liabilities	0.0%

100.0%

DoubleLine Strategic Commodity Fund (Consolidated)

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount $ /Shares	Security Description	Rate		Maturity	Value $
Short Term Investments - 101.8%
125,314	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	♦		125,314
125,314	Fidelity Institutional Government Portfolio	0.01%	♦		125,314
125,314	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	♦		125,314
500,000	United States Treasury Bills	0.00%		09/03/2015	499,996
735,000	United States Treasury Bills	0.00%		11/19/2015	734,928
840,000	United States Treasury Bills	0.00%		04/28/2016	838,696

Total Short Term Investments (Cost $2,449,375)					2,449,562

Total Investments - 101.8% (Cost $2,449,375)					2,449,562
Liabilities in Excess of Other Assets - (1.8)%					(43,289)

NET ASSETS - 100.0%					$2,406,273

♦	Seven-day yield as of June 30, 2015

The cost basis of investments for federal income tax purposes at June 30, 2015 was as followsΩ:

Tax Cost of Investments	$2,449,375

Gross Tax Unrealized Appreciation	50,657
Gross Tax Unrealized Depreciation	(50,470)

Net Tax Unrealized Appreciation (Depreciation)	$187

Ω	Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	101.8%
Other Assets and Liabilities	(1.8)%

100.0%

Excess Return Swaps - Long

Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
Commodity Beta Basket Swap g	Morgan Stanley	1,470,000	07/01/2015	$11,939
Long Commodity Basket Swap f	Morgan Stanley	490,000	07/01/2015	692

				$12,631

Excess Return Swaps - Short

Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
Short Commodity Basket Swap y	Morgan Stanley	490,000	07/01/2015	$(42,562)

g Commodity Beta Basket Swap represents a swap on a basket of commodity indices designed to approximate the broad commodity market. At June 30, 2015, the constituents and their weightings were as follows: Crude Oil 10.5%, Brent Crude 10.6%, Gas Oil 5.7%, Unleaded Gasoline 6.3%, Heating Oil 3.4%, Copper 20.1%, Nickel 9.8%, Soybeans 20.7%, Sugar 3.6%, Cotton 4.3%, and Live Cattle 5.0%.

f Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At June 30, 2015, the constituents and their weightings were as follows: Copper 19.1%, Gold 19.7%, Silver 18.6%, Cocoa 21.4%, and Cotton 21.2%.

y Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At June 30, 2015, the constituents and their weightings were as follows: Natural Gas 19.4%, Wheat 22.4%, Kansas Wheat 21.4%, Sugar 18.3%, Coffee 18.5%.

Summary of Fair Value Disclosure

June 30, 2015 (Unaudited)

Security Valuation. The Funds have adopted accounting principles generally accepted in the United States of America (“US GAAP”) fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Funds use end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Standard Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Quotations from dealers and trading systems

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. As of June 30, 2015, the Funds did not hold any investments in private investment funds.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, futures, or swaps agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee and the Pricing Group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 20151:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities
Level 1
Money Market Funds	$341,547,720	$170,602,859	$7,366,788	$33,062,592	$94,234,521	$25,956,302
Affiliated Mutual Funds	-	96,117,222	-	43,239,673	49,900,000	-
Exchange Traded Funds and Common Stock	-	-	-	21,338,297	-	-
Real Estate Investment Trusts	-	-	-	4,244,921	-	-

Total Level 1	341,547,720	266,720,081	7,366,788	101,885,483	144,134,521	25,956,302
Level 2
US Government / Agency Mortgage Backed Obligations	24,638,972,779	852,505,087	-	5,430,141	21,159,828	-
Non-Agency Residential Collateralized Mortgage Obligations	10,121,123,885	391,365,822	-	10,336,250	371,582,837	-
Non-Agency Commercial Mortgage Backed Obligations	3,414,424,403	210,180,837	-	-	392,730,974	-
Other Short Term Investments	2,672,297,841	-	-	7,500,143	-	-
Collateralized Loan Obligations	2,224,415,590	196,610,596	-	6,406,500	484,606,061	-
US Government Bonds and Notes	1,970,714,825	761,033,824	-	-	124,830,228	-
US Government Sponsored Banks	401,206,300	-	-	-	-	-
Asset Backed Obligations	356,031,197	24,965,547	-	-	31,944,099	-
US Corporate Bonds	-	738,905,977	-	-	221,047,621	14,378,125
Foreign Corporate Bonds	-	584,474,869	880,976,149	-	457,290,814	-
Municipal Bonds	-	153,717,198	-	1,693,750	-	-
Bank Loans	-	152,250,422	-	-	233,372,448	315,442,656
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	-	38,459,785	54,272,000	-	20,010,305	-

Total Level 2	45,799,186,820	4,104,469,964	935,248,149	31,366,784	2,358,575,215	329,820,781
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	631,740,837	19,344,335	-	354,861	10,727,730	-
Asset Backed Obligations	114,570,000	-	-	-	5,025,000	-

Total Level 3	746,310,837	19,344,335	-	354,861	15,752,730	-

Total	$46,887,045,377	$4,390,534,380	$942,614,937	$133,607,128	$2,518,462,466	$355,777,083

Other Financial Instruments
Level 1
Futures Contracts	$-	$-	$-	$(236,262)	$-	$-

Total Level 1	-	-	-	(236,262)	-	-
Level 2
Forward Currency Exchange Contracts	-	-	-	(68,186)	-	-
Swaps	-	-	-	(899,419)	-	-

Total Level 2	-	-	-	(967,605)	-	-
Level 3	-	-	-	-	-	-

Total	$-	$-	$-	$(1,203,867)	$-	$-

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)

Investments in Securities
Level 1
Money Market Funds	$50,731,877	$11,360,006	$125,530	$1,165,187	$375,942
Affiliated Mutual Funds	-	17,196,822	-	-	-

Total Level 1	50,731,877	28,556,828	125,530	1,165,187	375,942
Level 2
Collateralized Loan Obligations	90,372,823	32,960,160	-	-	-
Foreign Corporate Bonds	85,767,736	31,567,855	153,449,788	-	-
Non-Agency Commercial Mortgage Backed Obligations	73,132,088	16,887,792	-	-	-
US Corporate Bonds	69,696,505	18,240,604	-	-	-
Non-Agency Residential Collateralized Mortgage Obligations	53,322,818	39,251,854	-	-	-
US Government Bonds and Notes	35,223,561	-	-	21,424,130	-
Bank Loans	23,285,334	-	724,473	-	-
US Government / Agency Mortgage Backed Obligations	21,322,915	1,952,776	-	45,794,408	-
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	5,010,125	2,230,525	14,866,525	-	-
Asset Backed Obligations	-	2,001,800	-	-	-
Other Short Term Investments	-	-	-	-	2,073,620

Total Level 2	457,133,905	145,093,366	169,040,786	67,218,538	2,073,620
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	1,606,382	577,462	-	-	-
Asset Backed Obligations	-	1,005,000	-	-	-

Total Level 3	1,606,382	1,582,462	-	-	-

Total	$509,472,164	$175,232,656	$169,166,316	$68,383,725	$2,449,562

Other Financial Instruments
Level 1
Total Level 1	$-	$-	$-	$-	$-

Level 2
Swaps	2,863,227	-	-	-	(29,931)

Total Level 2	2,863,227	-	-	-	(29,931)
Level 3	-	-	-	-	-

Total	$2,863,227	$-	$-	$-	$(29,931)

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into and out of Level 1 during the period ended June 30, 2015.

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Total Return Bond Fund	Balance as of 3/31/2015	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[4]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3 [3]	Transfers Out of Level 3 [3]	Balance as of 6/30/2015	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2015[4]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$642,376,416	$773,405	$5,350,143	$3,658,400	$-	$(7,308,768)	$-	$(13,108,759)	$631,740,837	$5,411,092
Asset Backed Obligations	54,475,200	-	94,800	-	60,000,000	-	-	-	114,570,000	94,800

Total	$696,851,616	$773,405	$5,444,943	$3,658,400	$60,000,000	$(7,308,768)	$-	$(13,108,759)	$746,310,837	$5,505,892

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Transfers between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

4 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2015 may be due to a security that was not held or categorized as Level 3 at either period end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Total Return Bond Fund	Fair Value as of 6/30/2015*	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$631,740,837	Market Comparables	Market Quotes	$50.36 - $109.71	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

Asset Backed Obligations	$114,570,000	Market Comparables	Market Quotes	$100.50	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Funds Trust

By (Signature and Title)         /s/ Ronald R. Redell

Ronald R. Redell, President

Date                               8/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President

Date                               8/26/15

By (Signature and Title)           /s/ Susan Nichols

 Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date                               8/26/15